Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (59.6%)1
Basic Materials (1.3%)
	Linde plc	466,275	90,327
	DuPont de Nemours Inc.	641,347	45,734
	Ecolab Inc.	222,825	44,128
	Air Products & Chemicals Inc.	190,678	42,304
	Dow Inc.	637,014	30,354
	Newmont Goldcorp Corp.	710,695	26,950
	PPG Industries Inc.	204,706	24,260
	LyondellBasell Industries NV Class A	214,173	19,162
	International Paper Co.	341,948	14,300
	Nucor Corp.	263,829	13,431
	Celanese Corp. Class A	106,543	13,029
	International Flavors & Fragrances Inc.	93,231	11,438
	Freeport-McMoRan Inc.	1,193,897	11,426
	FMC Corp.	112,961	9,904
	CF Industries Holdings Inc.	189,395	9,318
	Avery Dennison Corp.	72,507	8,235
	Eastman Chemical Co.	107,420	7,931
	RPM International Inc.	112,294	7,727
	Royal Gold Inc.	56,538	6,966
	Albemarle Corp.	91,098	6,333
	Mosaic Co.	296,960	6,088
	Reliance Steel & Aluminum Co.	54,745	5,456
*	Axalta Coating Systems Ltd.	179,746	5,419
	Steel Dynamics Inc.	181,098	5,397
	Versum Materials Inc.	93,869	4,968
	Huntsman Corp.	173,065	4,025
	Ashland Global Holdings Inc.	51,705	3,984
	WR Grace & Co.	56,948	3,802
	NewMarket Corp.	7,618	3,596
	Scotts Miracle-Gro Co.	33,707	3,432
*	Alcoa Corp.	155,694	3,125
*	Ingevity Corp.	36,739	3,117
*	Univar Solutions Inc.	145,968	3,030
	Balchem Corp.	27,823	2,760
	Olin Corp.	139,846	2,618
	Sensient Technologies Corp.	36,808	2,527
	Westlake Chemical Corp.	33,953	2,225
	PolyOne Corp.	67,308	2,198
	Carpenter Technology Corp.	42,039	2,172
	Chemours Co.	142,609	2,131
	Cabot Corp.	46,071	2,088
*	Element Solutions Inc.	195,591	1,991
	HB Fuller Co.	42,553	1,981
	Domtar Corp.	55,265	1,979
	Innospec Inc.	20,746	1,849
	Commercial Metals Co.	105,943	1,841
	Quaker Chemical Corp.	11,123	1,759
	Stepan Co.	18,011	1,748
	United States Steel Corp.	148,543	1,716

^	Cleveland-Cliffs Inc.	235,912	1,703
	Compass Minerals International Inc.	29,591	1,672
	Minerals Technologies Inc.	30,203	1,603
	Kaiser Aluminum Corp.	12,918	1,278
	Worthington Industries Inc.	34,367	1,239
	Neenah Inc.	16,151	1,052
	Schweitzer-Mauduit International Inc.	27,477	1,029
	Materion Corp.	16,115	989
	Arch Coal Inc. Class A	12,992	964
	Peabody Energy Corp.	64,994	957
*	GCP Applied Technologies Inc.	49,406	951
	Warrior Met Coal Inc.	48,415	945
*	Kraton Corp.	28,322	914
	CSW Industrials Inc.	12,448	859
*	Coeur Mining Inc.	162,609	782
*	Ferro Corp.	65,826	781
*	Codexis Inc.	53,417	733
	Hecla Mining Co.	404,502	712
*	PQ Group Holdings Inc.	42,831	683
	Tronox Holdings plc Class A	75,914	630
	US Silica Holdings Inc.	64,984	621
*	AdvanSix Inc.	23,829	613
	Chase Corp.	5,403	591
	PH Glatfelter Co.	37,300	574
	Innophos Holdings Inc.	17,394	565
*	AK Steel Holding Corp.	247,513	562
*	Koppers Holdings Inc.	17,410	509
	Tredegar Corp.	25,120	490
	Schnitzer Steel Industries Inc.	22,401	463
*	SunCoke Energy Inc.	75,864	428
*	Contura Energy Inc.	14,878	416
	American Vanguard Corp.	24,535	385
	Hawkins Inc.	8,749	372
	Haynes International Inc.	9,967	357
*	OMNOVA Solutions Inc.	33,580	338
*	Verso Corp.	26,268	325
	Kronos Worldwide Inc.	25,377	314
*	Clearwater Paper Corp.	14,637	309
*	CONSOL Energy Inc.	19,736	308
	FutureFuel Corp.	24,751	295
*	Century Aluminum Co.	43,070	286
*	Veritiv Corp.	15,038	272
*	Intrepid Potash Inc.	74,282	243
	Resolute Forest Products Inc.	44,404	209
	Rayonier Advanced Materials Inc.	45,426	197
*,^	Energy Fuels Inc.	89,046	172
	Olympic Steel Inc.	10,949	158
*	TimkenSteel Corp.	23,505	148
*	Hi-Crush Inc.	74,500	130
	Gold Resource Corp.	42,335	129
	Synalloy Corp.	7,617	121
*,^	Uranium Energy Corp.	124,343	121
*	Universal Stainless & Alloy Products Inc.	7,642	119
*	ChromaDex Corp.	28,203	111
*	Ryerson Holding Corp.	12,967	111
*	LSB Industries Inc.	16,674	86
	Northern Technologies International Corp.	5,764	73

*	Ur-Energy Inc.	114,960	70
	United-Guardian Inc.	2,067	39
*	NL Industries Inc.	9,161	34
	Friedman Industries Inc.	2,625	17
	Hallador Energy Co.	4,036	15
*	US Antimony Corp.	19,099	11
*	Marrone Bio Innovations Inc.	7,464	10
*	Ramaco Resources Inc.	2,725	10
*	General Moly Inc.	34,508	9
*	Ampco-Pittsburgh Corp.	1,874	7
*	US Gold Corp.	7,089	7
*	Solitario Zinc Corp.	21,690	6
*,^	Golden Minerals Co.	21,596	5
*	Centrus Energy Corp. Class A	1,183	4
*	Paramount Gold Nevada Corp.	1,148	1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
			564,521
Consumer Discretionary (0.0%)
*	Wayfair Inc.	53,775	6,029

Consumer Goods (4.8%)
	Procter & Gamble Co.	2,160,569	268,732
	Coca-Cola Co.	3,321,709	180,834
	PepsiCo Inc.	1,206,829	165,456
	Philip Morris International Inc.	1,341,657	101,872
	NIKE Inc. Class B	1,079,016	101,341
	Mondelez International Inc. Class A	1,239,685	68,579
	Altria Group Inc.	1,608,587	65,791
	Colgate-Palmolive Co.	739,185	54,338
	Kimberly-Clark Corp.	295,916	42,035
	General Motors Co.	1,102,380	41,317
	Estee Lauder Cos. Inc. Class A	191,284	38,056
	Activision Blizzard Inc.	664,393	35,160
	Ford Motor Co.	3,383,786	30,995
	General Mills Inc.	522,720	28,812
*,^	Tesla Inc.	115,874	27,911
	Constellation Brands Inc. Class A	130,196	26,987
*	Electronic Arts Inc.	255,538	24,997
	VF Corp.	277,029	24,653
	Tyson Foods Inc. Class A	254,672	21,937
	Hershey Co.	128,970	19,989
	Archer-Daniels-Midland Co.	480,953	19,753
	Aptiv plc	222,762	19,474
*	Lululemon Athletica Inc.	99,762	19,207
*	Monster Beverage Corp.	329,267	19,117
	Corteva Inc.	645,347	18,070
	McCormick & Co. Inc.	106,431	16,635
	Clorox Co.	108,848	16,531
	Church & Dwight Co. Inc.	212,776	16,009
	DR Horton Inc.	301,658	15,900
	Brown-Forman Corp. Class B	252,626	15,860
	Kraft Heinz Co.	529,072	14,780
	Kellogg Co.	220,285	14,175
	Lennar Corp. Class A	242,936	13,568
	Conagra Brands Inc.	419,285	12,864
	Hasbro Inc.	104,210	12,369
*	Take-Two Interactive Software Inc.	98,456	12,340

	Genuine Parts Co.	120,239	11,975
*	NVR Inc.	3,050	11,338
	JM Smucker Co.	94,734	10,423
	Hormel Foods Corp.	234,634	10,261
	Garmin Ltd.	115,993	9,823
	Lamb Weston Holdings Inc.	125,133	9,100
	Molson Coors Brewing Co. Class B	152,124	8,747
	Whirlpool Corp.	54,564	8,641
	PulteGroup Inc.	230,280	8,417
*	LKQ Corp.	255,687	8,041
	Campbell Soup Co.	167,642	7,866
*	US Foods Holding Corp.	188,374	7,742
	Keurig Dr Pepper Inc.	244,477	6,679
	Pool Corp.	32,687	6,593
	Bunge Ltd.	115,774	6,555
	Fortune Brands Home & Security Inc.	119,690	6,547
	BorgWarner Inc.	177,885	6,525
	Tapestry Inc.	248,537	6,474
*	Post Holdings Inc.	59,854	6,335
	Lear Corp.	53,589	6,318
	Gentex Corp.	224,410	6,179
*	Mohawk Industries Inc.	49,551	6,148
	Newell Brands Inc.	326,408	6,110
*	WABCO Holdings Inc.	43,900	5,872
*	Middleby Corp.	49,129	5,743
	PVH Corp.	64,338	5,677
	Harley-Davidson Inc.	135,030	4,857
	Ingredion Inc.	59,040	4,826
	Hanesbrands Inc.	309,836	4,747
	Toll Brothers Inc.	113,250	4,649
	Leggett & Platt Inc.	113,372	4,641
*	Zynga Inc. Class A	747,660	4,351
	Polaris Inc.	49,437	4,351
*	Skechers U.S.A. Inc. Class A	116,151	4,338
	Ralph Lauren Corp. Class A	42,734	4,080
*	Capri Holdings Ltd.	122,145	4,050
	Brunswick Corp.	74,581	3,887
*	Deckers Outdoor Corp.	24,656	3,633
	Carter's Inc.	39,032	3,560
*	Under Armour Inc. Class A	177,997	3,549
	Valvoline Inc.	160,788	3,542
	Flowers Foods Inc.	152,447	3,526
*	Helen of Troy Ltd.	22,327	3,520
*,^	Mattel Inc.	304,937	3,473
*	Herbalife Nutrition Ltd.	85,349	3,231
*	Tempur Sealy International Inc.	41,244	3,184
	Goodyear Tire & Rubber Co.	194,073	2,796
	Coty Inc. Class A	263,417	2,769
*	Darling Ingredients Inc.	141,774	2,712
*	TreeHouse Foods Inc.	48,303	2,678
*	Under Armour Inc. Class C	145,893	2,645
*	Boston Beer Co. Inc. Class A	7,217	2,628
	KB Home	76,198	2,591
	Sanderson Farms Inc.	16,987	2,571
	J&J Snack Foods Corp.	13,256	2,545
	Herman Miller Inc.	53,711	2,476
	Thor Industries Inc.	43,563	2,467

	Energizer Holdings Inc.	54,448	2,373
	Lancaster Colony Corp.	17,102	2,371
	Columbia Sportswear Co.	24,052	2,330
*	Meritage Homes Corp.	32,809	2,308
*	Taylor Morrison Home Corp. Class A	88,158	2,287
	Steven Madden Ltd.	63,818	2,284
	WD-40 Co.	11,917	2,187
	Nu Skin Enterprises Inc. Class A	50,373	2,142
	Spectrum Brands Holdings Inc.	37,779	1,992
*	Visteon Corp.	23,634	1,951
*,^	Beyond Meat Inc.	12,960	1,926
*	Welbilt Inc.	113,684	1,917
	Wolverine World Wide Inc.	67,285	1,901
*	TRI Pointe Group Inc.	126,085	1,896
*	Fox Factory Holding Corp.	30,183	1,879
	LCI Industries	20,205	1,856
*	Dorman Products Inc.	23,247	1,849
	Kontoor Brands Inc.	51,491	1,807
	MDC Holdings Inc.	41,657	1,795
	Dana Inc.	123,270	1,780
	Callaway Golf Co.	89,802	1,743
*	Hain Celestial Group Inc.	72,115	1,549
*	Cavco Industries Inc.	8,046	1,546
*	Edgewell Personal Care Co.	47,128	1,531
*	Freshpet Inc.	29,584	1,472
*,^	iRobot Corp.	23,633	1,457
*	Crocs Inc.	51,748	1,437
*	LGI Homes Inc.	17,134	1,428
*	Pilgrim's Pride Corp.	44,035	1,411
*	Hostess Brands Inc. Class A	100,485	1,405
*	American Woodmark Corp.	15,146	1,347
*	Meritor Inc.	71,218	1,318
	HNI Corp.	36,277	1,288
	La-Z-Boy Inc.	38,321	1,287
	Vector Group Ltd.	107,635	1,282
	Steelcase Inc. Class A	69,445	1,278
*	Skyline Champion Corp.	41,739	1,256
*	Gentherm Inc.	30,323	1,246
	Calavo Growers Inc.	12,932	1,231
	Coca-Cola Consolidated Inc.	3,975	1,208
	Universal Corp.	21,924	1,202
^	B&G Foods Inc.	59,882	1,132
*	Central Garden & Pet Co. Class A	39,468	1,094
*	G-III Apparel Group Ltd.	41,776	1,077
	Cooper Tire & Rubber Co.	40,131	1,048
	Inter Parfums Inc.	14,707	1,029
*	Sleep Number Corp.	23,953	990
	Knoll Inc.	38,602	979
	Winnebago Industries Inc.	25,455	976
	Delphi Technologies plc	71,188	954
	Medifast Inc.	9,137	947
	Oxford Industries Inc.	13,140	942
	Cal-Maine Foods Inc.	22,921	916
	Standard Motor Products Inc.	18,845	915
	Fresh Del Monte Produce Inc.	26,420	901
	Lennar Corp. Class B	20,188	896
	Acushnet Holdings Corp.	32,592	860

*	M/I Homes Inc.	22,483	847
*	Fitbit Inc. Class A	213,095	812
	Seaboard Corp.	184	805
*	Stoneridge Inc.	25,704	796
	Tupperware Brands Corp.	48,405	768
*	American Axle & Manufacturing Holdings Inc.	89,696	737
*	USANA Health Sciences Inc.	10,661	729
	ACCO Brands Corp.	72,800	719
	Interface Inc. Class A	49,578	716
	Andersons Inc.	30,975	695
*	Cooper-Standard Holdings Inc.	16,107	658
*	Century Communities Inc.	20,940	641
	John B Sanfilippo & Son Inc.	6,629	640
	Tenneco Inc. Class A	50,673	634
*	Sonos Inc.	45,551	611
	Tootsie Roll Industries Inc.	16,250	604
*	Universal Electronics Inc.	11,838	603
*,^	YETI Holdings Inc.	21,372	598
*	William Lyon Homes Class A	29,337	597
*	Levi Strauss & Co. Class A	30,840	587
*	Garrett Motion Inc.	58,799	586
	Sturm Ruger & Co. Inc.	13,398	560
	Kimball International Inc. Class B	28,351	547
	MGP Ingredients Inc.	10,702	532
*	Beazer Homes USA Inc.	35,377	527
*	elf Beauty Inc.	29,114	510
*	Malibu Boats Inc. Class A	15,980	490
*	Glu Mobile Inc.	98,047	489
*,^	GoPro Inc. Class A	93,976	487
*	Fossil Group Inc.	35,826	448
*	Modine Manufacturing Co.	36,636	417
	Ethan Allen Interiors Inc.	21,722	415
^	National Beverage Corp.	9,342	414
	National Presto Industries Inc.	4,444	396
*	Motorcar Parts of America Inc.	21,976	371
*	Primo Water Corp.	28,861	354
*	Vista Outdoor Inc.	55,818	346
	Phibro Animal Health Corp. Class A	16,146	344
	Movado Group Inc.	13,282	330
*	Funko Inc. Class A	14,941	307
*	Arlo Technologies Inc.	85,319	291
	Limoneira Co.	15,369	282
	Camping World Holdings Inc. Class A	29,682	264
*	American Outdoor Brands Corp.	44,247	259
*,^	Akoustis Technologies Inc.	32,901	255
*	Vera Bradley Inc.	23,530	238
	Johnson Outdoors Inc. Class A	4,027	236
*,^	22nd Century Group Inc.	102,339	231
	Hooker Furniture Corp.	10,600	227
*	MasterCraft Boat Holdings Inc.	14,207	212
*,^	Revlon Inc. Class A	8,742	205
*	Seneca Foods Corp. Class A	6,515	203
*	Unifi Inc.	9,207	202
*	Farmer Brothers Co.	15,114	196
	Rocky Brands Inc.	5,601	186
	Clarus Corp.	15,469	181
	Culp Inc.	10,880	177

	Bassett Furniture Industries Inc.	11,270	172
*,^	Pyxus International Inc.	12,656	166
	Dean Foods Co.	140,881	163
*	ZAGG Inc.	26,018	163
*	Craft Brew Alliance Inc.	19,202	157
*,^	Castle Brands Inc.	109,557	138
	Turning Point Brands Inc.	5,887	136
	Superior Group of Cos. Inc.	8,001	129
*	Delta Apparel Inc.	5,328	127
	Oil-Dri Corp. of America	3,586	122
*	Lovesac Co.	6,163	115
	Titan International Inc.	41,927	113
	Flexsteel Industries Inc.	7,530	112
	Weyco Group Inc.	4,901	111
*,^	New Age Beverages Corp.	39,754	110
*	Lifevantage Corp.	7,767	106
*	Lipocine Inc.	34,514	97
	Marine Products Corp.	6,508	92
	Alico Inc.	2,443	83
*	Central Garden & Pet Co. Class A	2,620	77
	Strattec Security Corp.	3,216	64
*	Eastman Kodak Co.	24,089	64
*	Veru Inc.	27,777	60
	Acme United Corp.	2,909	58
*,^	Celsius Holdings Inc.	16,554	58
*	Nature's Sunshine Products Inc.	6,506	54
*,^	Greenlane Holdings Inc. Class A	15,421	52
	Escalade Inc.	4,321	47
*	Core Molding Technologies Inc.	7,270	47
	Lifetime Brands Inc.	4,913	44
*	Shiloh Industries Inc.	9,553	40
*	New Home Co. Inc.	8,756	38
*,^	Blink Charging Co.	11,833	30
*	Centric Brands Inc.	11,911	30
	Hamilton Beach Brands Holding Co. Class A	1,820	29
	P&F Industries Inc. Class A	4,330	29
*,^	cbdMD Inc.	7,102	28
	Kewaunee Scientific Corp.	1,646	26
	Rocky Mountain Chocolate Factory Inc.	2,502	23
*	Reed's Inc.	17,454	23
*	US Auto Parts Network Inc.	12,416	19
*	Natural Alternatives International Inc.	2,268	19
*	Lakeland Industries Inc.	1,557	19
*	Charles & Colvard Ltd.	9,845	16
*	Coffee Holding Co. Inc.	3,987	16
*	Lifeway Foods Inc.	6,292	14
*	LS Starrett Co. Class A	2,347	14
*	XPEL Inc.	865	10
*	Emerson Radio Corp.	10,209	10
*	RiceBran Technologies	3,756	9
*,^	Sequential Brands Group Inc.	38,662	9
*	Willamette Valley Vineyards Inc.	1,146	8
*	JAKKS Pacific Inc.	9,154	8
*	Nova Lifestyle Inc.	11,428	7
*,§	NewStar Financial Inc. CVR	22,870	6
	Crown Crafts Inc.	868	5
	Unique Fabricating Inc.	1,793	5

*	Nautilus Inc.	3,296	4
*,§	Corium CVR	24,181	4
*	Zedge Inc. Class B	1,513	3
*	Tandy Leather Factory Inc.	350	2
*	CTI Industries Corp.	591	1
	Mannatech Inc.	40	1
*	Alpha Pro Tech Ltd.	135	1
*	Summer Infant Inc.	254	—
			2,050,910
Consumer Services (8.2%)
*	Amazon.com Inc.	362,655	629,536
	Home Depot Inc.	944,001	219,027
	Walt Disney Co.	1,553,385	202,437
	Comcast Corp. Class A	3,909,854	176,256
	Walmart Inc.	1,231,991	146,213
	McDonald's Corp.	655,338	140,708
	Costco Wholesale Corp.	378,997	109,193
*	Netflix Inc.	376,986	100,889
	Starbucks Corp.	978,981	86,561
	Lowe's Cos. Inc.	673,716	74,082
*	Booking Holdings Inc.	36,539	71,712
	CVS Health Corp.	1,119,792	70,625
*	Charter Communications Inc. Class A	133,891	55,179
	TJX Cos. Inc.	934,498	52,089
	Target Corp.	441,751	47,228
	Walgreens Boots Alliance Inc.	658,602	36,427
	Dollar General Corp.	223,787	35,569
	Ross Stores Inc.	315,833	34,694
	Sysco Corp.	418,780	33,251
	Yum! Brands Inc.	260,963	29,601
	Delta Air Lines Inc.	505,131	29,096
	Marriott International Inc. Class A	228,701	28,444
	eBay Inc.	689,476	26,876
*	O'Reilly Automotive Inc.	66,255	26,403
*	Dollar Tree Inc.	206,662	23,593
	Hilton Worldwide Holdings Inc.	248,664	23,153
*	AutoZone Inc.	21,302	23,105
	Southwest Airlines Co.	412,899	22,301
	McKesson Corp.	159,916	21,854
*	Chipotle Mexican Grill Inc. Class A	23,615	19,848
	Las Vegas Sands Corp.	334,307	19,310
	Kroger Co.	694,569	17,906
*	United Airlines Holdings Inc.	186,809	16,516
	Royal Caribbean Cruises Ltd.	145,102	15,719
	Carnival Corp.	341,337	14,920
	Expedia Group Inc.	110,414	14,841
	Omnicom Group Inc.	189,386	14,829
	Best Buy Co. Inc.	196,442	13,553
*	Copart Inc.	168,309	13,520
*	CarMax Inc.	144,438	12,711
	Darden Restaurants Inc.	105,797	12,507
*	Ulta Beauty Inc.	47,669	11,948
*	Liberty Broadband Corp.	113,737	11,905
	CBS Corp. Class B	293,197	11,836
*	Burlington Stores Inc.	57,410	11,472
	AmerisourceBergen Corp. Class A	135,642	11,167
	MGM Resorts International	386,730	10,720

	Advance Auto Parts Inc.	58,786	9,723
*	Norwegian Cruise Line Holdings Ltd.	186,078	9,633
	Tractor Supply Co.	104,075	9,413
	Aramark	215,899	9,409
	American Airlines Group Inc.	344,268	9,285
	Fox Corp. Class A	294,192	9,277
	Tiffany & Co.	99,297	9,198
	Domino's Pizza Inc.	36,126	8,836
*	Altice USA Inc. Class A	306,785	8,799
	Wynn Resorts Ltd.	78,733	8,560
*	Live Nation Entertainment Inc.	120,263	7,978
	Vail Resorts Inc.	34,690	7,894
	FactSet Research Systems Inc.	31,876	7,745
*	Bright Horizons Family Solutions Inc.	50,039	7,631
	Viacom Inc. Class B	313,011	7,522
*	Discovery Communications Inc.	301,794	7,430
	Interpublic Group of Cos. Inc.	333,896	7,199
*	Roku Inc.	70,348	7,159
	Service Corp. International	149,687	7,157
	Alaska Air Group Inc.	108,976	7,074
*	Lyft Inc. Class A	172,884	7,061
	Kohl's Corp.	140,649	6,985
*	Liberty Media Corp-Liberty Formula One	165,054	6,865
*	DISH Network Corp. Class A	200,263	6,823
*	ServiceMaster Global Holdings Inc.	117,402	6,563
	Nielsen Holdings plc	307,655	6,538
*	Trade Desk Inc. Class A	33,898	6,358
*	Five Below Inc.	48,246	6,084
	Sirius XM Holdings Inc.	949,464	5,939
	Dunkin' Brands Group Inc.	72,194	5,729
	News Corp. Class A	397,187	5,529
*	Liberty Media Corp-Liberty SiriusXM Class C	131,702	5,526
*	Etsy Inc.	97,546	5,511
	Cable One Inc.	4,376	5,491
*	Caesars Entertainment Corp.	470,549	5,487
	Sabre Corp.	241,379	5,406
	Casey's General Stores Inc.	31,658	5,102
*	IAA Inc.	114,263	4,768
	Fox Corp. Class B	149,747	4,723
	Williams-Sonoma Inc.	67,686	4,601
*,^	Uber Technologies Inc.	149,891	4,567
*	GrubHub Inc.	77,880	4,378
	Rollins Inc.	127,360	4,339
	Wyndham Hotels & Resorts Inc.	83,836	4,338
*	Madison Square Garden Co. Class A	16,227	4,276
*	JetBlue Airways Corp.	255,096	4,273
	Gap Inc.	242,701	4,213
*	Planet Fitness Inc. Class A	72,371	4,188
	Macy's Inc.	268,633	4,175
	Foot Locker Inc.	95,739	4,132
	L Brands Inc.	208,020	4,075
	H&R Block Inc.	171,946	4,061
*	Grand Canyon Education Inc.	41,233	4,049
*	Performance Food Group Co.	85,761	3,946
	Nexstar Media Group Inc. Class A	36,993	3,785
	Wyndham Destinations Inc.	80,754	3,716
	Aaron's Inc.	57,511	3,696

*	frontdoor Inc.	75,001	3,643
*	TripAdvisor Inc.	93,479	3,616
*	AutoNation Inc.	71,285	3,614
	Churchill Downs Inc.	29,247	3,611
	Six Flags Entertainment Corp.	70,638	3,588
*	Qurate Retail Group Inc. QVC Group Class A	343,865	3,547
	Cinemark Holdings Inc.	90,230	3,486
*	Discovery Communications Inc. Class A	130,794	3,483
	Dolby Laboratories Inc. Class A	53,806	3,478
	New York Times Co. Class A	120,668	3,437
*	Liberty Broadband Corp. Class A	32,485	3,395
	Cracker Barrel Old Country Store Inc.	20,665	3,361
	Marriott Vacations Worldwide Corp.	31,424	3,256
*	Floor & Decor Holdings Inc. Class A	62,076	3,175
	Nordstrom Inc.	93,232	3,139
	Wendy's Co.	156,279	3,122
*	Liberty Media Corp-Liberty SiriusXM Class A	75,013	3,118
	Texas Roadhouse Inc. Class A	57,502	3,020
	AMERCO	7,623	2,973
	TEGNA Inc.	187,590	2,913
*	Carvana Co. Class A	43,683	2,883
*	Chegg Inc.	96,236	2,882
	World Wrestling Entertainment Inc. Class A	40,156	2,857
	Choice Hotels International Inc.	32,048	2,851
	KAR Auction Services Inc.	114,263	2,805
*	BJ's Wholesale Club Holdings Inc.	107,084	2,770
	Morningstar Inc.	18,722	2,736
*	Ollie's Bargain Outlet Holdings Inc.	45,240	2,653
	SkyWest Inc.	43,094	2,474
	Graham Holdings Co. Class B	3,722	2,469
*	LiveRamp Holdings Inc.	56,901	2,444
	Strategic Education Inc.	17,978	2,443
	Extended Stay America Inc.	165,146	2,418
	Hyatt Hotels Corp. Class A	32,349	2,383
	Lithia Motors Inc. Class A	17,884	2,367
*	Hilton Grand Vacations Inc.	72,272	2,313
	Sinclair Broadcast Group Inc. Class A	53,386	2,282
	Dick's Sporting Goods Inc.	55,847	2,279
*	RH	13,288	2,270
	Wingstop Inc.	25,826	2,254
	American Eagle Outfitters Inc.	137,058	2,223
*,^	Eldorado Resorts Inc.	55,438	2,210
*	Spirit Airlines Inc.	60,401	2,193
*	Murphy USA Inc.	25,339	2,161
	Monro Inc.	26,692	2,109
*	Shake Shack Inc. Class A	21,499	2,108
*	Yelp Inc. Class A	60,322	2,096
*	Sotheby's	35,330	2,013
*	Cargurus Inc.	64,908	2,009
*	Sprouts Farmers Market Inc.	101,028	1,954
	John Wiley & Sons Inc. Class A	44,274	1,945
	Jack in the Box Inc.	21,148	1,927
*	AMC Networks Inc. Class A	38,325	1,884
*	Adtalem Global Education Inc.	49,263	1,876
*	Penn National Gaming Inc.	98,666	1,838
*	Simply Good Foods Co.	60,269	1,747
*	Laureate Education Inc. Class A	104,789	1,737

*	Asbury Automotive Group Inc.	16,736	1,713
*	National Vision Holdings Inc.	67,723	1,630
	Allegiant Travel Co. Class A	10,742	1,608
*	WW International Inc.	42,403	1,604
	Boyd Gaming Corp.	65,480	1,568
*	Urban Outfitters Inc.	54,708	1,537
*	Sally Beauty Holdings Inc.	99,277	1,478
	Hillenbrand Inc.	47,045	1,453
	PriceSmart Inc.	20,278	1,442
	Penske Automotive Group Inc.	30,060	1,421
	Brinker International Inc.	32,625	1,392
	Cheesecake Factory Inc.	33,120	1,380
*	Avis Budget Group Inc.	48,755	1,378
	Group 1 Automotive Inc.	14,913	1,377
	Core-Mark Holding Co. Inc.	42,007	1,349
	Bloomin' Brands Inc.	71,065	1,345
	Dave & Buster's Entertainment Inc.	33,057	1,288
*	Hertz Global Holdings Inc.	92,292	1,277
	Viad Corp.	18,966	1,274
	Meredith Corp.	33,925	1,244
*	Gray Television Inc.	74,592	1,217
*	SeaWorld Entertainment Inc.	43,685	1,150
	Red Rock Resorts Inc. Class A	56,182	1,141
*	Denny's Corp.	49,923	1,136
	Bed Bath & Beyond Inc.	106,376	1,132
	Hawaiian Holdings Inc.	41,483	1,089
*	Scientific Games Corp.	52,716	1,073
*	Liberty Media Corp-Liberty Formula One Class A	26,954	1,067
*	Groupon Inc. Class A	398,513	1,060
	Dine Brands Global Inc.	13,779	1,045
	Gannett Co. Inc.	95,028	1,021
	Rent-A-Center Inc.	39,179	1,010
*	Lions Gate Entertainment Corp. Class A	108,511	1,004
	Children's Place Inc.	12,819	987
*	Career Education Corp.	62,065	986
*	Stamps.com Inc.	13,204	983
	Papa John's International Inc.	18,712	980
*	Chewy Inc.	39,850	979
*	Chefs' Warehouse Inc.	24,217	976
*	Herc Holdings Inc.	20,604	958
	Designer Brands Inc. Class A	55,521	950
*	Boot Barn Holdings Inc.	27,219	950
	Matthews International Corp. Class A	25,687	909
*	K12 Inc.	33,139	875
	Abercrombie & Fitch Co.	55,938	873
	International Speedway Corp. Class A	19,386	873
*,^	Stitch Fix Inc. Class A	44,923	865
*	Liberty Media Corp-Liberty Braves	30,197	838
	Office Depot Inc.	459,951	807
	Signet Jewelers Ltd.	47,950	804
	Big Lots Inc.	31,305	767
*	Clear Channel Outdoor Holdings Inc.	299,813	756
*	Upwork Inc.	56,348	750
	Caleres Inc.	31,977	749
*	iHeartMedia Inc. Class A	49,759	746
*,^	Trupanion Inc.	29,208	742
	Scholastic Corp.	19,291	728

	EW Scripps Co. Class A	50,961	677
	Guess? Inc.	36,211	671
	Marcus Corp.	17,688	655
	Sonic Automotive Inc. Class A	20,175	634
*	SP Plus Corp.	16,957	627
	BJ's Restaurants Inc.	16,148	627
*	Genesco Inc.	15,565	623
*,^	MSG Networks Inc.	38,047	617
*	Michaels Cos. Inc.	63,012	617
*	Houghton Mifflin Harcourt Co.	108,669	579
*	Liberty TripAdvisor Holdings Inc. Class A	60,247	567
*	QuinStreet Inc.	44,659	562
*	Providence Service Corp.	9,261	551
	News Corp. Class B	38,252	547
*	TechTarget Inc.	23,551	530
*	Cars.com Inc.	59,046	530
	National CineMedia Inc.	63,500	521
*	Grocery Outlet Holding Corp.	14,705	510
*	Quotient Technology Inc.	65,116	509
	Buckle Inc.	24,717	509
*	Zumiez Inc.	15,608	494
	Ingles Markets Inc. Class A	12,459	484
*	United Natural Foods Inc.	41,468	478
	Weis Markets Inc.	12,510	477
	AMC Entertainment Holdings Inc. Class A	43,805	469
*	ANGI Homeservices Inc. Class A	65,494	464
^	Dillard's Inc. Class A	6,901	456
*	America's Car-Mart Inc.	4,944	453
	Ruth's Hospitality Group Inc.	22,138	452
*	Digital Turbine Inc.	68,613	442
	New Media Investment Group Inc.	48,154	424
	Twin River Worldwide Holdings Inc.	18,482	422
^	GameStop Corp. Class A	73,397	405
*	Rubicon Project Inc.	46,279	403
*	BrightView Holdings Inc.	23,367	401
*	Lindblad Expeditions Holdings Inc.	23,729	398
	Entercom Communications Corp. Class A	115,505	386
*	At Home Group Inc.	39,996	385
	Carriage Services Inc. Class A	17,895	366
*	Monarch Casino & Resort Inc.	8,772	366
*	Chuy's Holdings Inc.	14,128	350
^	Rite Aid Corp.	50,098	348
	Winmark Corp.	1,972	348
^	Shoe Carnival Inc.	10,365	336
	Chico's FAS Inc.	82,190	331
*	MarineMax Inc.	21,308	330
	Cato Corp. Class A	18,491	326
	Haverty Furniture Cos. Inc.	16,034	325
*	Conn's Inc.	12,922	321
*	Regis Corp.	15,867	321
*,^	RealReal Inc.	14,227	318
*	Red Robin Gourmet Burgers Inc.	9,339	311
	SpartanNash Co.	26,178	310
*	TrueCar Inc.	89,707	305
*	Del Taco Restaurants Inc.	28,499	291
*	Hibbett Sports Inc.	12,690	291
^	PetMed Express Inc.	16,075	290

*	American Public Education Inc.	12,468	279
*,^	Overstock.com Inc.	26,177	277
*	Fiesta Restaurant Group Inc.	26,164	273
*	Hemisphere Media Group Inc. Class A	22,025	269
*	Drive Shack Inc.	61,789	266
	Tilly's Inc. Class A	28,157	266
*	Express Inc.	75,700	260
*,^	Lumber Liquidators Holdings Inc.	26,322	260
*	1-800-Flowers.com Inc. Class A	17,410	258
*	Party City Holdco Inc.	43,830	250
*	Clean Energy Fuels Corp.	119,319	246
*	Titan Machinery Inc.	17,060	245
	Entravision Communications Corp. Class A	74,703	238
*,^	Revolve Group Inc.	10,070	235
	Emerald Expositions Events Inc.	23,449	228
*	Care.com Inc.	21,774	228
*,^	JC Penney Co. Inc.	251,014	223
*	Liberty Media Corp-Liberty Braves	8,013	223
*	PlayAGS Inc.	21,026	216
*	Century Casinos Inc.	27,263	211
	Nathan's Famous Inc.	2,809	202
^	Tailored Brands Inc.	45,800	201
*	EverQuote Inc. Class A	9,054	193
*	Cumulus Media Inc. Class A	13,227	192
*	Avid Technology Inc.	31,062	192
	Village Super Market Inc. Class A	7,208	191
	Citi Trends Inc.	10,254	188
*	Lions Gate Entertainment Corp. Class B	21,408	187
*	Sportsman's Warehouse Holdings Inc.	35,095	182
*	Liquidity Services Inc.	24,357	180
*	El Pollo Loco Holdings Inc.	16,271	178
*	Daily Journal Corp.	718	178
*	Carrols Restaurant Group Inc.	21,342	177
*	Select Interior Concepts Inc. Class A	13,592	176
*	Biglari Holdings Inc. Class B	1,592	174
*	Potbelly Corp.	39,800	174
*	Habit Restaurants Inc. Class A	19,624	171
*	Diplomat Pharmacy Inc.	33,700	165
	Collectors Universe Inc.	5,764	164
	RCI Hospitality Holdings Inc.	7,914	164
*	Golden Entertainment Inc.	11,600	154
*	Boston Omaha Corp. Class A	7,295	145
*	Mesa Air Group Inc.	21,400	144
*,^	Peloton Interactive Inc. Class A	5,727	144
*	J Alexander's Holdings Inc.	12,226	143
	Saga Communications Inc. Class A	4,438	132
	Tribune Publishing Co.	15,297	131
*	Vitamin Shoppe Inc.	17,858	116
*,^	GNC Holdings Inc. Class A	53,800	115
	Tile Shop Holdings Inc.	35,549	113
*	Noodles & Co. Class A	18,267	103
*	Reading International Inc. Class A	8,634	103
*	Lands' End Inc.	8,994	102
*	comScore Inc.	49,031	94
*	A-Mark Precious Metals Inc.	7,716	93
*	Natural Grocers by Vitamin Cottage Inc.	9,195	92
*	Red Lion Hotels Corp.	13,715	89

*	Tuesday Morning Corp.	50,795	80
*	Barnes & Noble Education Inc.	25,380	79
*	Duluth Holdings Inc.	8,908	76
*	Container Store Group Inc.	16,961	75
	Townsquare Media Inc. Class A	9,269	65
*	Waitr Holdings Inc.	48,625	62
	AH Belo Corp. Class A	16,371	61
*	Marchex Inc. Class B	18,637	58
*	Urban One Inc.	28,868	57
*	Fluent Inc.	16,860	46
^	Stage Stores Inc.	23,145	43
*	Zovio Inc. Class A	22,039	43
*	Travelzoo	3,978	42
*	Destination XL Group Inc.	24,679	42
*	Leaf Group Ltd.	9,644	40
*	RTW RetailWinds Inc.	27,323	37
*	MDC Partners Inc. Class A	12,687	36
*	HF Foods Group Inc.	2,087	36
	Ark Restaurants Corp.	1,320	27
*,^	Alkaline Water Co. Inc.	17,626	26
	J. Jill Inc.	12,524	24
*	Gray Television Inc. Class A	1,402	23
*	RealNetworks Inc.	13,821	23
*	Youngevity International Inc.	5,128	23
*	Gaia Inc. Class A	3,502	23
*	Global Eagle Entertainment Inc.	29,259	21
	Educational Development Corp.	3,375	21
*	iMedia Brands Inc.	36,650	20
*	Interpace Diagnostics Group Inc.	25,300	20
*	Full House Resorts Inc.	9,186	20
	CSS Industries Inc.	4,951	20
*	Luby's Inc.	10,198	19
*	Remark Holdings Inc.	18,525	19
*	Ascena Retail Group Inc.	72,000	19
*	Kura Sushi USA Inc. Class A	946	19
*,^	Sears Hometown and Outlet Stores Inc.	5,059	17
*,^	SRAX Inc. Class A	7,476	17
	Beasley Broadcast Group Inc. Class A	5,320	16
*,^	VistaGen Therapeutics Inc.	15,023	16
*	Stein Mart Inc.	19,335	15
*	ONE Group Hospitality Inc.	4,720	13
	Big 5 Sporting Goods Corp.	5,818	12
*	HyreCar Inc.	4,783	12
*	Lee Enterprises Inc.	5,251	11
*	AutoWeb Inc.	3,439	11
*,^	Ifresh Inc.	5,622	10
*,§	A Schulman Inc. CVR	20,412	9
*	Insignia Systems Inc.	8,283	8
*,^	Blue Apron Holdings Inc. Class A	905	8
	FAT Brands Inc.	1,492	8
*	McClatchy Co. Class A	2,498	7
*	BBQ Holdings Inc.	1,407	7
*	Diversified Restaurant Holdings Inc.	11,044	6
*	Town Sports International Holdings Inc.	3,649	6
*	Rave Restaurant Group Inc.	2,082	5
*	LiveXLive Media Inc.	2,448	5
*	Build-A-Bear Workshop Inc.	1,327	4

* Live Ventures Inc.	372	3
* Emmis Communications Corp. Class A	575	3
* Chicken Soup For The Soul Entertainment Inc.	296	3
* Good Times Restaurants Inc.	1,675	3
Salem Media Group Inc. Class A	1,621	2
* Profire Energy Inc.	1,221	2
* Eastside Distilling Inc.	329	2
* Harte-Hanks Inc.	400	1
* Purple Innovation Inc.	140	1
* Genius Brands International Inc.	1,479	1
* BioHiTech Global Inc.	490	1
* Destination Maternity Corp.	888	—
Dover Motorsports Inc.	87	—
		3,439,043
Financials (11.8%)
* Berkshire Hathaway Inc. Class B	1,570,535	326,703
JPMorgan Chase & Co.	2,620,824	308,445
Visa Inc. Class A	1,490,285	256,344
Mastercard Inc. Class A	778,438	211,400
Bank of America Corp.	7,217,649	210,539
Wells Fargo & Co.	3,420,781	172,544
Citigroup Inc.	1,943,066	134,227
American Tower Corp.	381,805	84,429
US Bancorp	1,214,837	67,229
CME Group Inc.	309,591	65,429
American Express Co.	536,777	63,490
Goldman Sachs Group Inc.	293,535	60,829
Chubb Ltd.	333,953	53,913
S&P Global Inc.	211,439	51,798
Crown Castle International Corp.	357,969	49,761
PNC Financial Services Group Inc.	344,429	48,275
Prologis Inc.	543,411	46,309
Morgan Stanley	1,060,749	45,262
Intercontinental Exchange Inc.	484,323	44,688
Marsh & McLennan Cos. Inc.	436,615	43,683
Charles Schwab Corp.	1,011,234	42,300
Equinix Inc.	73,271	42,263
American International Group Inc.	751,242	41,844
BlackRock Inc.	93,469	41,654
Simon Property Group Inc.	252,305	39,271
Aon plc	202,813	39,259
Progressive Corp.	505,995	39,088
Capital One Financial Corp.	407,274	37,054
BB&T Corp.	657,762	35,105
Aflac Inc.	637,748	33,367
Bank of New York Mellon Corp.	734,524	33,208
Welltower Inc.	349,599	31,691
Travelers Cos. Inc.	212,177	31,549
Public Storage	127,876	31,364
Prudential Financial Inc.	347,143	31,226
Allstate Corp.	270,337	29,380
MetLife Inc.	603,584	28,465
Moody's Corp.	137,822	28,230
Blackstone Group LP	573,106	27,991
Equity Residential	321,727	27,752
SunTrust Banks Inc.	377,991	26,006
AvalonBay Communities Inc.	120,273	25,898

* Berkshire Hathaway Inc. Class A	79	24,635
Ventas Inc.	324,038	23,665
SBA Communications Corp. Class A	97,559	23,526
Digital Realty Trust Inc.	179,106	23,250
Discover Financial Services	275,369	22,330
T. Rowe Price Group Inc.	193,290	22,083
* IHS Markit Ltd.	327,978	21,935
Realty Income Corp.	276,444	21,198
Essex Property Trust Inc.	57,112	18,656
Hartford Financial Services Group Inc.	306,817	18,596
Synchrony Financial	545,314	18,590
State Street Corp.	305,657	18,092
Weyerhaeuser Co.	645,533	17,881
Fifth Third Bancorp	630,395	17,260
M&T Bank Corp.	109,163	17,244
Boston Properties Inc.	132,035	17,120
Ameriprise Financial Inc.	113,606	16,711
Northern Trust Corp.	177,288	16,545
Cincinnati Financial Corp.	135,146	15,767
KeyCorp	868,190	15,489
Alexandria Real Estate Equities Inc.	98,641	15,195
MSCI Inc. Class A	69,310	15,092
HCP Inc.	421,634	15,023
Equifax Inc.	104,619	14,717
Arthur J Gallagher & Co.	160,695	14,393
* CBRE Group Inc. Class A	267,772	14,195
Principal Financial Group Inc.	242,792	13,873
* Arch Capital Group Ltd.	329,412	13,829
First Republic Bank	142,184	13,749
Citizens Financial Group Inc.	387,452	13,704
Regions Financial Corp.	864,677	13,679
* Markel Corp.	11,418	13,495
WP Carey Inc.	149,579	13,387
Huntington Bancshares Inc.	898,131	12,816
Mid-America Apartment Communities Inc.	98,084	12,752
Extra Space Storage Inc.	106,379	12,427
Invitation Homes Inc.	419,583	12,424
UDR Inc.	251,555	12,195
KKR & Co. Inc. Class A	447,237	12,008
Loews Corp.	221,784	11,417
Annaly Capital Management Inc.	1,268,846	11,166
TD Ameritrade Holding Corp.	238,662	11,146
Cboe Global Markets Inc.	96,003	11,032
Sun Communities Inc.	74,228	11,019
Host Hotels & Resorts Inc.	626,848	10,838
Ally Financial Inc.	319,404	10,591
Lincoln National Corp.	173,775	10,482
Duke Realty Corp.	307,184	10,435
MarketAxess Holdings Inc.	31,205	10,220
Fidelity National Financial Inc.	224,342	9,963
Nasdaq Inc.	100,080	9,943
Regency Centers Corp.	142,847	9,926
* Alleghany Corp.	11,956	9,538
Everest Re Group Ltd.	35,585	9,469
Equity LifeStyle Properties Inc.	70,132	9,370
Camden Property Trust	84,216	9,349
* SVB Financial Group	44,541	9,307

E*TRADE Financial Corp.	207,839	9,080
Vornado Realty Trust	141,687	9,021
Raymond James Financial Inc.	108,696	8,963
VEREIT Inc.	913,456	8,934
VICI Properties Inc.	392,068	8,880
Reinsurance Group of America Inc. Class A	54,118	8,652
Federal Realty Investment Trust	63,454	8,639
Comerica Inc.	128,215	8,461
WR Berkley Corp.	116,682	8,428
National Retail Properties Inc.	146,402	8,257
Western Union Co.	356,183	8,253
Iron Mountain Inc.	246,275	7,977
Omega Healthcare Investors Inc.	187,853	7,850
* Globe Life Inc.	81,937	7,846
CyrusOne Inc.	97,050	7,677
Medical Properties Trust Inc.	387,896	7,587
Brown & Brown Inc.	209,040	7,538
AGNC Investment Corp.	466,299	7,503
RenaissanceRe Holdings Ltd.	38,076	7,366
Kimco Realty Corp.	341,954	7,140
Liberty Property Trust	136,925	7,028
Franklin Resources Inc.	241,048	6,957
Zions Bancorp NA	152,843	6,805
Kilroy Realty Corp.	86,313	6,723
STORE Capital Corp.	179,696	6,722
Gaming and Leisure Properties Inc.	175,049	6,694
SEI Investments Co.	112,391	6,660
Apartment Investment & Management Co.	124,089	6,470
Assurant Inc.	50,426	6,345
* Apollo Global Management LLC	166,545	6,299
Voya Financial Inc.	114,212	6,218
Jones Lang LaSalle Inc.	44,441	6,180
Douglas Emmett Inc.	144,132	6,173
Americold Realty Trust	163,373	6,056
American Financial Group Inc.	55,890	6,028
Lamar Advertising Co. Class A	72,904	5,973
American Campus Communities Inc.	121,957	5,864
Old Republic International Corp.	245,387	5,784
American Homes 4 Rent Class A	221,730	5,741
AXA Equitable Holdings Inc.	255,813	5,669
CubeSmart	162,428	5,669
New Residential Investment Corp.	356,171	5,585
LPL Financial Holdings Inc.	67,983	5,568
Starwood Property Trust Inc.	229,800	5,566
Invesco Ltd.	328,037	5,557
East West Bancorp Inc.	124,102	5,496
SL Green Realty Corp.	66,981	5,476
Signature Bank	44,877	5,350
First American Financial Corp.	90,096	5,317
* Athene Holding Ltd. Class A	124,369	5,231
Park Hotels & Resorts Inc.	208,008	5,194
Healthcare Trust of America Inc. Class A	174,508	5,127
EPR Properties	66,692	5,126
* GCI Liberty Inc. Class A	82,024	5,091
TCF Financial Corp.	129,125	4,916
* Credit Acceptance Corp.	10,655	4,915
New York Community Bancorp Inc.	386,393	4,849

Unum Group	162,253	4,822
Cousins Properties Inc.	126,634	4,760
Brixmor Property Group Inc.	232,841	4,724
Hanover Insurance Group Inc.	34,579	4,687
* Howard Hughes Corp.	35,770	4,636
Primerica Inc.	36,378	4,628
Axis Capital Holdings Ltd.	68,505	4,571
Commerce Bancshares Inc.	75,139	4,557
JBG SMITH Properties	115,328	4,522
Synovus Financial Corp.	125,490	4,488
Popular Inc.	82,883	4,482
Hudson Pacific Properties Inc.	130,545	4,368
Kemper Corp.	55,748	4,346
People's United Financial Inc.	276,892	4,329
First Horizon National Corp.	265,515	4,301
Life Storage Inc.	40,637	4,284
Cullen/Frost Bankers Inc.	48,347	4,281
First Industrial Realty Trust Inc.	107,508	4,253
Eaton Vance Corp.	94,237	4,234
Rexford Industrial Realty Inc.	94,180	4,146
Erie Indemnity Co. Class A	22,016	4,087
Radian Group Inc.	178,111	4,068
EastGroup Properties Inc.	32,325	4,041
Prosperity Bancshares Inc.	57,171	4,038
Selective Insurance Group Inc.	53,501	4,023
CoreSite Realty Corp.	32,611	3,974
Highwoods Properties Inc.	87,663	3,940
Blackstone Mortgage Trust Inc. Class A	108,333	3,884
Macerich Co.	122,603	3,873
Sabra Health Care REIT Inc.	166,993	3,834
* Brighthouse Financial Inc.	94,564	3,827
Jefferies Financial Group Inc.	207,738	3,822
MGIC Investment Corp.	303,157	3,814
First Financial Bankshares Inc.	114,376	3,812
Essent Group Ltd.	79,797	3,804
Healthcare Realty Trust Inc.	112,615	3,773
Western Alliance Bancorp	81,392	3,751
Webster Financial Corp.	79,454	3,724
PacWest Bancorp	102,401	3,721
CIT Group Inc.	81,884	3,710
Lazard Ltd. Class A	105,736	3,701
Spirit Realty Capital Inc.	76,536	3,663
RLI Corp.	38,539	3,581
Service Properties Trust	138,521	3,572
IBERIABANK Corp.	47,286	3,572
Pinnacle Financial Partners Inc.	62,494	3,547
Assured Guaranty Ltd.	79,659	3,542
Sterling Bancorp	176,469	3,540
Affiliated Managers Group Inc.	42,409	3,535
Interactive Brokers Group Inc.	64,033	3,444
Outfront Media Inc.	120,811	3,356
SLM Corp.	378,810	3,343
Glacier Bancorp Inc.	82,152	3,324
Ryman Hospitality Properties Inc.	40,501	3,313
United Bankshares Inc.	87,111	3,299
Stifel Financial Corp.	57,170	3,280
Equity Commonwealth	95,455	3,269

FirstCash Inc.	35,599	3,263
FNB Corp.	276,125	3,184
Janus Henderson Group plc	140,303	3,151
Wintrust Financial Corp.	48,445	3,131
Weingarten Realty Investors	107,134	3,121
Rayonier Inc.	110,644	3,120
Pebblebrook Hotel Trust	111,750	3,109
Umpqua Holdings Corp.	188,697	3,106
STAG Industrial Inc.	104,945	3,094
Chimera Investment Corp.	156,623	3,064
First Hawaiian Inc.	114,527	3,058
Valley National Bancorp	279,462	3,038
Bank of Hawaii Corp.	35,224	3,027
Hancock Whitney Corp.	78,577	3,009
PS Business Parks Inc.	16,438	2,991
Two Harbors Investment Corp.	226,059	2,968
Community Bank System Inc.	47,631	2,938
Apple Hospitality REIT Inc.	176,685	2,929
MFA Financial Inc.	393,651	2,897
National Health Investors Inc.	35,048	2,888
Corporate Office Properties Trust	96,813	2,883
Bank OZK	105,665	2,881
White Mountains Insurance Group Ltd.	2,663	2,876
Terreno Realty Corp.	55,918	2,857
Associated Banc-Corp	139,372	2,822
Physicians Realty Trust	158,961	2,822
UMB Financial Corp.	43,397	2,803
Atlantic Union Bankshares Corp.	74,831	2,787
* Zillow Group Inc.	93,417	2,786
BankUnited Inc.	82,334	2,768
Federated Investors Inc. Class B	85,271	2,764
Legg Mason Inc.	71,592	2,734
CenterState Bank Corp.	112,938	2,709
BancorpSouth Bank	91,118	2,698
Sunstone Hotel Investors Inc.	195,912	2,692
Old National Bancorp	154,153	2,652
Colony Capital Inc.	435,530	2,622
* Texas Capital Bancshares Inc.	46,830	2,559
Home BancShares Inc.	135,239	2,542
CVB Financial Corp.	121,495	2,536
Washington Federal Inc.	68,156	2,521
RLJ Lodging Trust	147,226	2,501
Columbia Banking System Inc.	67,787	2,501
Agree Realty Corp.	33,733	2,468
Navient Corp.	192,361	2,462
Apollo Commercial Real Estate Finance Inc.	127,293	2,440
Paramount Group Inc.	182,184	2,432
OneMain Holdings Inc.	65,742	2,411
Fulton Financial Corp.	148,728	2,406
QTS Realty Trust Inc. Class A	46,078	2,369
South State Corp.	31,013	2,335
Evercore Inc. Class A	29,059	2,328
Cathay General Bancorp	66,224	2,300
Santander Consumer USA Holdings Inc.	89,765	2,290
Piedmont Office Realty Trust Inc. Class A	108,236	2,260
Kennedy-Wilson Holdings Inc.	102,975	2,257
Independent Bank Corp.	30,198	2,254

CNO Financial Group Inc.	141,711	2,243
PotlatchDeltic Corp.	54,598	2,243
Retail Properties of America Inc.	180,651	2,226
Columbia Property Trust Inc.	104,276	2,205
Brandywine Realty Trust	145,113	2,198
Empire State Realty Trust Inc.	152,771	2,180
Investors Bancorp Inc.	187,538	2,130
Acadia Realty Trust	73,314	2,095
International Bancshares Corp.	53,834	2,079
First Citizens BancShares Inc. Class A	4,370	2,061
Xenia Hotels & Resorts Inc.	97,330	2,056
Taubman Centers Inc.	50,189	2,049
WSFS Financial Corp.	46,439	2,048
First Financial Bancorp	82,727	2,025
Argo Group International Holdings Ltd.	28,702	2,016
BOK Financial Corp.	25,271	2,000
* LendingTree Inc.	6,424	1,994
Ameris Bancorp	49,479	1,991
Senior Housing Properties Trust	214,485	1,985
Simmons First National Corp. Class A	79,684	1,984
* Enstar Group Ltd.	10,403	1,976
United Community Banks Inc.	69,530	1,971
Urban Edge Properties	99,481	1,969
American Assets Trust Inc.	41,997	1,963
Lexington Realty Trust Class B	191,237	1,960
Washington REIT	70,667	1,933
American Equity Investment Life Holding Co.	79,841	1,932
First BanCorp	193,153	1,928
First Midwest Bancorp Inc.	98,905	1,927
Invesco Mortgage Capital Inc.	125,013	1,914
Cadence BanCorp Class A	108,164	1,897
LegacyTexas Financial Group Inc.	43,389	1,889
CareTrust REIT Inc.	79,610	1,871
* Genworth Financial Inc. Class A	422,282	1,858
ProAssurance Corp.	46,045	1,854
DiamondRock Hospitality Co.	179,760	1,843
SITE Centers Corp.	120,230	1,817
Retail Opportunity Investments Corp.	98,971	1,804
Trustmark Corp.	52,771	1,800
CoreCivic Inc.	103,738	1,793
Kinsale Capital Group Inc.	17,342	1,792
Four Corners Property Trust Inc.	62,274	1,761
WesBanco Inc.	47,051	1,758
First Merchants Corp.	46,615	1,754
Towne Bank	62,816	1,747
GEO Group Inc.	100,539	1,743
LTC Properties Inc.	33,852	1,734
Ares Management Corp. Class A	64,500	1,729
National Storage Affiliates Trust	51,531	1,720
Horace Mann Educators Corp.	36,526	1,692
PennyMac Mortgage Investment Trust	75,785	1,685
Banner Corp.	29,418	1,652
Renasant Corp.	46,460	1,627
Capitol Federal Financial Inc.	116,460	1,605
Ladder Capital Corp. Class A	92,501	1,598
* Cannae Holdings Inc.	58,142	1,597
Hope Bancorp Inc.	111,219	1,595

Pacific Premier Bancorp Inc.	51,100	1,594
Independent Bank Group Inc.	30,229	1,590
Redwood Trust Inc.	96,468	1,583
Houlihan Lokey Inc. Class A	35,039	1,580
Hannon Armstrong Sustainable Infrastructure Capital Inc.	54,030	1,575
Great Western Bancorp Inc.	47,641	1,572
First Interstate BancSystem Inc. Class A	39,060	1,572
* Cushman & Wakefield plc	81,914	1,518
* NMI Holdings Inc. Class A	57,570	1,512
Northwest Bancshares Inc.	91,855	1,506
NBT Bancorp Inc.	40,900	1,497
Heartland Financial USA Inc.	33,183	1,485
Mack-Cali Realty Corp.	68,466	1,483
Westamerica Bancorporation	23,815	1,481
Hilltop Holdings Inc.	61,363	1,466
Alexander & Baldwin Inc.	59,330	1,454
Safety Insurance Group Inc.	14,200	1,439
Global Net Lease Inc.	73,505	1,433
Essential Properties Realty Trust Inc.	62,556	1,433
National General Holdings Corp.	61,520	1,416
ServisFirst Bancshares Inc.	42,589	1,412
American Finance Trust Inc.	99,800	1,393
Walker & Dunlop Inc.	24,744	1,384
New York Mortgage Trust Inc.	226,371	1,379
James River Group Holdings Ltd.	26,739	1,370
First Busey Corp.	53,799	1,360
* Zillow Group Inc. Class A	45,805	1,353
Provident Financial Services Inc.	54,648	1,341
Mercury General Corp.	23,950	1,338
Easterly Government Properties Inc.	62,738	1,336
Moelis & Co. Class A	40,230	1,322
BGC Partners Inc. Class A	238,143	1,310
Artisan Partners Asset Management Inc. Class A	45,834	1,294
Office Properties Income Trust	41,826	1,282
Park National Corp.	13,361	1,267
Kite Realty Group Trust	77,745	1,256
* Axos Financial Inc.	44,785	1,238
Seritage Growth Properties Class A	28,454	1,209
Cohen & Steers Inc.	21,933	1,205
Nelnet Inc. Class A	18,916	1,203
Eagle Bancorp Inc.	26,878	1,199
Monmouth Real Estate Investment Corp.	83,130	1,198
* PRA Group Inc.	35,250	1,191
Clearway Energy Inc.	64,953	1,185
Industrial Logistics Properties Trust	55,767	1,185
Lakeland Financial Corp.	26,860	1,181
* eHealth Inc.	17,651	1,179
First Commonwealth Financial Corp.	88,077	1,170
Uniti Group Inc.	150,597	1,169
S&T Bancorp Inc.	31,981	1,168
Summit Hotel Properties Inc.	97,548	1,132
Brookfield Property REIT Inc. Class A	55,405	1,130
* Seacoast Banking Corp. of Florida	44,354	1,123
Hamilton Lane Inc. Class A	19,564	1,114
Newmark Group Inc. Class A	122,568	1,110
City Holding Co.	14,498	1,105
Employers Holdings Inc.	25,275	1,101

Waddell & Reed Financial Inc. Class A	63,737	1,095
American National Insurance Co.	8,821	1,091
Colony Credit Real Estate Inc.	75,357	1,090
Veritex Holdings Inc.	44,877	1,089
TFS Financial Corp.	60,282	1,086
Universal Health Realty Income Trust	10,489	1,078
Brookline Bancorp Inc.	73,198	1,078
Berkshire Hills Bancorp Inc.	36,800	1,078
AMERISAFE Inc.	16,217	1,072
FGL Holdings	134,259	1,071
* Green Dot Corp. Class A	42,399	1,071
BancFirst Corp.	19,215	1,065
* Redfin Corp.	62,945	1,060
Independence Realty Trust Inc.	73,590	1,053
Virtu Financial Inc. Class A	64,347	1,053
* LendingClub Corp.	79,742	1,043
Kearny Financial Corp.	79,717	1,040
OFG Bancorp	47,383	1,038
Getty Realty Corp.	32,126	1,030
TPG RE Finance Trust Inc.	51,850	1,029
First Bancorp	28,478	1,022
OceanFirst Financial Corp.	43,029	1,015
Sandy Spring Bancorp Inc.	29,891	1,008
NexPoint Residential Trust Inc.	21,503	1,005
Meta Financial Group Inc.	30,553	996
Investors Real Estate Trust	13,341	996
^ Tanger Factory Outlet Centers Inc.	63,716	986
RPT Realty	70,559	956
Tompkins Financial Corp.	11,757	954
Southside Bancshares Inc.	27,860	950
United Fire Group Inc.	20,202	949
Armada Hoffler Properties Inc.	52,430	948
National Bank Holdings Corp. Class A	27,571	943
Enterprise Financial Services Corp.	22,647	923
Boston Private Financial Holdings Inc.	78,736	918
Piper Jaffray Cos.	11,892	898
^ Arbor Realty Trust Inc.	67,563	886
* Encore Capital Group Inc.	25,884	863
Flagstar Bancorp Inc.	22,976	858
^ Innovative Industrial Properties Inc.	9,092	840
Franklin Street Properties Corp.	98,415	833
ARMOUR Residential REIT Inc.	49,384	827
Heritage Financial Corp.	30,438	821
* PennyMac Financial Services Inc.	26,427	803
PJT Partners Inc.	19,447	792
German American Bancorp Inc.	24,015	770
Granite Point Mortgage Trust Inc.	40,457	758
Washington Prime Group Inc.	182,415	755
* Marcus & Millichap Inc.	20,957	744
TriCo Bancshares	20,418	741
* Ambac Financial Group Inc.	37,777	739
Ellington Financial Inc.	40,800	737
iStar Inc.	55,726	727
* World Acceptance Corp.	5,632	718
Universal Insurance Holdings Inc.	23,623	708
Preferred Bank	13,521	708
Chatham Lodging Trust	38,958	707

Meridian Bancorp Inc.	37,362	701
Dime Community Bancshares Inc.	32,379	693
Central Pacific Financial Corp.	24,389	693
Stewart Information Services Corp.	17,620	683
* MBIA Inc.	74,024	683
First of Long Island Corp.	30,019	683
* WillScot Corp. Class A	43,768	682
TrustCo Bank Corp.	82,939	676
Community Healthcare Trust Inc.	14,808	660
* Enova International Inc.	31,739	659
United Financial Bancorp Inc.	48,214	657
Alexander's Inc.	1,885	657
* Third Point Reinsurance Ltd.	65,400	653
Origin Bancorp Inc.	19,150	646
Brightsphere Investment Group Inc.	64,232	637
* HomeStreet Inc.	23,088	631
Realogy Holdings Corp.	93,800	627
City Office REIT Inc.	43,410	625
* Columbia Financial Inc.	39,498	624
WisdomTree Investments Inc.	118,321	618
* Allegiance Bancshares Inc.	19,113	613
* Watford Holdings Ltd.	22,700	612
Virtus Investment Partners Inc.	5,523	611
Gladstone Commercial Corp.	25,789	606
Northfield Bancorp Inc.	37,390	600
Capstead Mortgage Corp.	81,316	598
* Triumph Bancorp Inc.	18,637	594
RMR Group Inc. Class A	13,025	592
Oritani Financial Corp.	33,376	591
State Auto Financial Corp.	18,211	590
Federal Agricultural Mortgage Corp.	7,166	585
* Mr Cooper Group Inc.	55,000	584
Stock Yards Bancorp Inc.	15,916	584
National Western Life Group Inc. Class A	2,144	575
* Customers Bancorp Inc.	27,711	575
Univest Financial Corp.	22,507	574
Lakeland Bancorp Inc.	36,616	565
Carolina Financial Corp.	15,876	564
Midland States Bancorp Inc.	21,539	561
Hanmi Financial Corp.	29,756	559
Preferred Apartment Communities Inc. Class A	38,542	557
Urstadt Biddle Properties Inc. Class A	23,329	553
Peapack Gladstone Financial Corp.	19,698	552
New Senior Investment Group Inc.	82,301	550
CBTX Inc.	19,652	548
FB Financial Corp.	14,542	546
First Bancshares Inc.	16,891	546
Saul Centers Inc.	9,891	539
Bryn Mawr Bank Corp.	14,718	537
Banc of California Inc.	37,714	533
CatchMark Timber Trust Inc. Class A	49,512	528
Retail Value Inc.	14,022	519
Republic Bancorp Inc. Class A	11,932	518
Washington Trust Bancorp Inc.	10,612	513
RE/MAX Holdings Inc. Class A	15,637	503
Horizon Bancorp Inc.	28,865	501
* Focus Financial Partners Inc. Class A	20,968	499

* St. Joe Co.	28,982	496
Great Southern Bancorp Inc.	8,698	495
ConnectOne Bancorp Inc.	22,262	494
People's Utah Bancorp	17,258	488
Opus Bank	22,425	488
Whitestone REIT	35,347	486
Front Yard Residential Corp.	41,596	481
Community Trust Bancorp Inc.	11,234	478
* INTL. FCStone Inc.	11,591	476
AG Mortgage Investment Trust Inc.	31,006	470
CorEnergy Infrastructure Trust Inc.	9,866	466
FBL Financial Group Inc. Class A	7,741	461
Camden National Corp.	10,634	461
* Equity Bancshares Inc. Class A	16,942	454
Hersha Hospitality Trust Class A	30,464	453
QCR Holdings Inc.	11,892	452
UMH Properties Inc.	31,792	448
Western Asset Mortgage Capital Corp.	46,368	447
* Byline Bancorp Inc.	24,690	441
* Hallmark Financial Services Inc.	22,960	439
American National Bankshares Inc.	12,302	436
Flushing Financial Corp.	21,591	436
* Carter Bank & Trust	23,054	435
First Defiance Financial Corp.	14,815	429
Citizens & Northern Corp.	16,311	429
First Foundation Inc.	28,055	429
* TriState Capital Holdings Inc.	20,232	426
^ Bank First Corp.	6,300	417
Clearway Energy Inc. Class A	23,992	416
Goosehead Insurance Inc. Class A	8,427	416
Ready Capital Corp.	26,095	415
Waterstone Financial Inc.	24,139	415
KKR Real Estate Finance Trust Inc.	21,141	413
Peoples Bancorp Inc.	12,777	406
Anworth Mortgage Asset Corp.	122,835	405
First Financial Corp.	9,252	402
Bridge Bancorp Inc.	13,560	401
* Nicolet Bankshares Inc.	6,016	400
Bank of Marin Bancorp	9,648	400
* Palomar Holdings Inc. Class A	10,149	400
Mercantile Bank Corp.	11,852	389
Independent Bank Corp.	17,529	374
First Community Bankshares Inc.	11,537	373
Spirit MTA REIT	44,200	373
United Community Financial Corp.	34,569	373
* Cowen Inc. Class A	24,160	372
Luther Burbank Corp.	32,747	371
* Bancorp Inc.	36,113	358
CorePoint Lodging Inc.	35,204	356
RBB Bancorp	18,000	354
Jernigan Capital Inc.	18,034	347
Safehold Inc.	11,197	342
Diamond Hill Investment Group Inc.	2,446	338
MidWestOne Financial Group Inc.	10,700	327
Old Line Bancshares Inc.	11,221	326
Heritage Commerce Corp.	27,671	325
Bar Harbor Bankshares	13,006	324

	Arrow Financial Corp.	9,710	324
*	Baycom Corp.	14,250	324
	Global Medical REIT Inc.	28,211	322
*	Amerant Bancorp Inc.	15,321	321
	Business First Bancshares Inc.	12,976	317
	Live Oak Bancshares Inc.	17,311	313
	Franklin Financial Network Inc.	10,257	310
	Ares Commercial Real Estate Corp.	20,282	309
*	Stratus Properties Inc.	10,456	307
	1st Source Corp.	6,680	305
	Financial Institutions Inc.	10,038	303
	HomeTrust Bancshares Inc.	11,616	303
	Sculptor Capital Management Inc. Class A	15,482	302
	Orchid Island Capital Inc.	52,315	301
	First Mid Bancshares Inc.	8,667	300
*	Atlantic Capital Bancshares Inc.	17,184	298
	MutualFirst Financial Inc.	9,398	296
	Heritage Insurance Holdings Inc.	19,766	296
	Orrstown Financial Services Inc.	13,332	292
	Dynex Capital Inc.	19,751	292
	CNB Financial Corp.	10,149	291
	One Liberty Properties Inc.	10,579	291
*	Bridgewater Bancshares Inc.	24,367	291
	Westwood Holdings Group Inc.	10,426	288
^	Pennsylvania REIT	49,666	284
*	Greenlight Capital Re Ltd. Class A	27,050	284
	Exantas Capital Corp.	24,347	277
	First Internet Bancorp	12,720	272
	CBL & Associates Properties Inc.	209,977	271
	HCI Group Inc.	6,410	269
*	EZCORP Inc. Class A	41,670	269
	Farmers National Banc Corp.	18,510	268
	Braemar Hotels & Resorts Inc.	28,386	267
*	Spirit of Texas Bancshares Inc.	12,308	265
	Ashford Hospitality Trust Inc.	79,633	264
	PCSB Financial Corp.	13,132	263
*	Forestar Group Inc.	14,329	262
	Cedar Realty Trust Inc.	86,316	259
*	Safeguard Scientifics Inc.	22,542	256
	Capstar Financial Holdings Inc.	15,265	253
	Plymouth Industrial REIT Inc.	13,717	251
	SB One Bancorp	11,084	250
*,^	Health Insurance Innovations Inc. Class A	9,960	248
*	International Money Express Inc.	18,000	247
	Cambridge Bancorp	3,289	247
*	FRP Holdings Inc.	5,128	246
	Old Second Bancorp Inc.	20,067	245
	Bluerock Residential Growth REIT Inc. Class A	20,718	244
*	Metropolitan Bank Holding Corp.	6,188	243
*	Assetmark Financial Holdings Inc.	9,259	241
	CB Financial Services Inc.	8,600	239
	First Choice Bancorp	11,186	238
	BBX Capital Corp. Class A	50,915	238
*	Pacific Mercantile Bancorp	31,645	238
*,^	eXp World Holdings Inc.	27,949	234
*	PICO Holdings Inc.	22,524	227
*	Republic First Bancorp Inc.	54,003	227

Home Bancorp Inc.	5,803	226
Sierra Bancorp	8,494	226
Amalgamated Bank Class A	13,999	224
Oppenheimer Holdings Inc. Class A	7,396	222
Mid Penn Bancorp Inc.	8,647	222
* Tejon Ranch Co.	13,043	221
Civista Bancshares Inc.	10,116	220
* PDL Community Bancorp	15,513	218
Merchants Bancorp	13,172	218
* Howard Bancorp Inc.	12,984	217
* Citizens Inc. Class A	31,480	216
Cherry Hill Mortgage Investment Corp.	16,365	214
West Bancorporation Inc.	9,617	209
Urstadt Biddle Properties Inc.	11,046	208
Southern National Bancorp of Virginia Inc.	13,308	205
* Richmond Mutual Bancorporation Inc.	14,600	204
First Bancorp Inc.	7,333	202
Consolidated-Tomoka Land Co.	3,057	201
Community Financial Corp.	5,956	199
United Insurance Holdings Corp.	14,207	199
United Security Bancshares	18,866	198
* First Western Financial Inc.	11,600	198
Sterling Bancorp Inc.	20,200	197
Ladenburg Thalmann Financial Services Inc.	82,809	196
GAMCO Investors Inc. Class A	10,000	196
Peoples Financial Services Corp.	4,308	195
* Pioneer Bancorp Inc.	15,418	193
Ellington Residential Mortgage REIT	18,173	192
* Medallion Financial Corp.	29,600	189
Protective Insurance Corp. Class B	10,856	189
* Altisource Portfolio Solutions SA	9,349	189
Central Valley Community Bancorp	9,286	189
* FVCBankcorp Inc.	10,750	189
* MainStreet Bancshares Inc.	8,911	188
Gladstone Land Corp.	15,740	187
Marlin Business Services Corp.	7,373	186
* Coastal Financial Corp.	12,289	186
* Regional Management Corp.	6,593	186
Franklin Financial Services Corp.	5,214	185
Guaranty Bancshares Inc.	6,015	184
* MMA Capital Holdings Inc.	6,100	183
Southern Missouri Bancorp Inc.	5,023	183
Summit Financial Group Inc.	7,124	182
LCNB Corp.	10,252	182
Hingham Institution for Savings	962	182
Hawthorn Bancshares Inc.	7,600	181
Enterprise Bancorp Inc.	6,024	181
* SmartFinancial Inc.	8,647	180
* Southern First Bancshares Inc.	4,512	180
Greenhill & Co. Inc.	13,600	178
Global Indemnity Ltd.	7,114	178
FNCB Bancorp Inc.	22,643	177
PCB Bancorp	10,610	175
Capital City Bank Group Inc.	6,319	173
Northrim BanCorp Inc.	4,327	172
Fidelity D&D Bancorp Inc.	2,713	169
Arlington Asset Investment Corp. Class A	30,471	167

National Bankshares Inc.	4,164	167
Century Bancorp Inc. Class A	1,900	166
Farmers & Merchants Bancorp Inc.	6,384	166
* HarborOne Bancorp Inc.	16,465	166
FS Bancorp Inc.	3,069	161
ACNB Corp.	4,637	159
Level One Bancorp Inc.	6,551	158
Great Ajax Corp.	10,143	157
Codorus Valley Bancorp Inc.	6,754	157
* Rafael Holdings Inc. Class B	7,468	157
* On Deck Capital Inc.	46,277	155
Reliant Bancorp Inc.	6,284	151
FedNat Holding Co.	10,699	150
Farmland Partners Inc.	21,975	147
Investors Title Co.	915	146
Investar Holding Corp.	6,106	145
* MoneyGram International Inc.	36,300	144
Clipper Realty Inc.	14,042	143
Macatawa Bank Corp.	13,643	142
Western New England Bancorp Inc.	14,848	142
Premier Financial Bancorp Inc.	7,891	135
* Select Bancorp Inc.	11,590	134
DNB Financial Corp.	3,016	134
Penns Woods Bancorp Inc.	2,875	133
First Northwest Bancorp	7,546	131
BankFinancial Corp.	10,939	130
Pzena Investment Management Inc. Class A	14,523	130
Territorial Bancorp Inc.	4,529	129
First Bank	11,738	127
Victory Capital Holdings Inc. Class A	8,177	126
* Entegra Financial Corp.	4,157	125
Northeast Bank	5,474	121
Standard AVB Financial Corp.	4,450	121
Middlefield Banc Corp.	2,547	119
Norwood Financial Corp.	3,727	118
Tiptree Inc.	15,559	113
* Ocwen Financial Corp.	60,153	113
First Financial Northwest Inc.	7,628	113
BCB Bancorp Inc.	8,673	111
Independence Holding Co.	2,858	110
Riverview Bancorp Inc.	14,806	109
Chemung Financial Corp.	2,549	107
Mackinac Financial Corp.	6,869	106
Shore Bancshares Inc.	6,832	105
First Business Financial Services Inc.	4,314	104
Bank of Princeton	3,544	103
Parke Bancorp Inc.	4,622	103
Hunt Cos. Finance Trust Inc.	30,449	102
* Curo Group Holdings Corp.	7,413	98
* Malvern Bancorp Inc.	4,442	97
Bank of Commerce Holdings	8,874	97
ESSA Bancorp Inc.	5,800	95
MVB Financial Corp.	4,743	94
First Community Corp.	4,821	94
Timberland Bancorp Inc.	3,406	94
Community Bankers Trust Corp.	10,847	93
* Esquire Financial Holdings Inc.	3,649	91

	GAIN Capital Holdings Inc.	16,918	89
	Evans Bancorp Inc.	2,377	89
*	NI Holdings Inc.	5,165	89
	C&F Financial Corp.	1,671	88
	Prudential Bancorp Inc.	5,160	88
	First Guaranty Bancshares Inc.	3,954	88
	Donegal Group Inc. Class A	5,852	86
*	Impac Mortgage Holdings Inc.	10,822	85
	Sachem Capital Corp.	17,836	84
	OP Bancorp	8,347	82
	Bankwell Financial Group Inc.	2,772	76
	Associated Capital Group Inc. Class A	2,140	76
	SB Financial Group Inc.	4,383	73
	Oak Valley Bancorp	4,247	71
	Unity Bancorp Inc.	3,156	70
	Greene County Bancorp Inc.	2,506	69
	Sotherly Hotels Inc.	10,121	68
	Provident Financial Holdings Inc.	3,235	67
	Kingstone Cos. Inc.	7,803	66
	First United Corp.	2,828	62
	1st Constitution Bancorp	3,259	61
	BRT Apartments Corp.	4,134	60
	Griffin Industrial Realty Inc.	1,523	58
	Peoples Bancorp of North Carolina Inc.	1,927	57
	Union Bankshares Inc.	1,684	53
	Two River Bancorp	2,527	52
	Global Self Storage Inc.	10,820	52
*	Provident Bancorp Inc.	2,019	49
	Ohio Valley Banc Corp.	1,244	45
*	Aspen Group Inc.	8,631	45
	First Savings Financial Group Inc.	703	44
	Blue Capital Reinsurance Holdings Ltd.	6,006	44
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
	Manning & Napier Inc.	20,773	39
	AmeriServ Financial Inc.	8,751	36
	Bank7 Corp.	1,874	35
	Federal Agricultural Mortgage Corp. Class A	484	35
*	GWG Holdings Inc.	3,403	34
*	Ashford Inc.	1,399	34
*	ProSight Global Inc.	1,749	34
*	Security National Financial Corp. Class A	6,574	33
	Silvercrest Asset Management Group Inc. Class A	2,679	33
	Old Point Financial Corp.	1,344	32
*	Oportun Financial Corp.	1,884	31
	Medley Management Inc. Class A	8,498	30
	Plumas Bancorp	1,230	25
*	FlexShopper Inc.	16,024	25
	Hennessy Advisors Inc.	2,219	24
	Severn Bancorp Inc.	2,872	23
*	Elevate Credit Inc.	5,276	22
*	Wheeler REIT Inc.	13,002	20
*	Consumer Portfolio Services Inc.	5,489	20
	US Global Investors Inc. Class A	9,831	20
*	Transcontinental Realty Investors Inc.	542	17
*	Maui Land & Pineapple Co. Inc.	1,478	16
	Condor Hospitality Trust Inc.	1,282	14
*,^	Riot Blockchain Inc.	7,199	13

*	Performant Financial Corp.	9,994	11
*	Meridian Corp.	591	10
	Manhattan Bridge Capital Inc.	1,586	10
*	HV Bancorp Inc.	630	9
*	Nicholas Financial Inc.	983	9
*	Capital Bancorp Inc.	594	8
	Bank of South Carolina Corp.	430	8
*	1347 Property Insurance Holdings Inc.	1,775	8
	Sound Financial Bancorp Inc.	195	7
	Tremont Mortgage Trust	1,379	7
	WVS Financial Corp.	394	6
*	Altisource Asset Management Corp.	592	6
*	HMN Financial Inc.	200	5
*	Community First Bancshares Inc.	405	4
*	Asta Funding Inc.	556	4
*	Central Federal Corp.	164	2
*	National Holdings Corp.	672	2
	Ottawa Bancorp Inc.	138	2
	Southwest Georgia Financial Corp.	69	1
*,§	Ambit Biosciences Corp. CVR	1,900	1
*	Broadway Financial Corp.	546	1
*	CPI Card Group Inc.	296	1
*	Conifer Holdings Inc.	99	—
*	Rekor Systems Inc.	95	—
*	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,531	—
*	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—
			5,019,109
Health Care (7.4%)
	Johnson & Johnson	2,278,176	294,750
	Merck & Co. Inc.	2,209,408	185,988
	UnitedHealth Group Inc.	817,168	177,587
	Pfizer Inc.	4,771,749	171,449
	Abbott Laboratories	1,522,983	127,428
	Medtronic plc	1,157,380	125,715
	Thermo Fisher Scientific Inc.	344,586	100,368
	Amgen Inc.	517,092	100,062
	AbbVie Inc.	1,274,435	96,500
	Eli Lilly & Co.	749,639	83,832
	Bristol-Myers Squibb Co.	1,414,603	71,735
	Gilead Sciences Inc.	1,091,233	69,162
*	Celgene Corp.	610,242	60,597
	Stryker Corp.	273,363	59,128
	Becton Dickinson and Co.	232,056	58,701
*	Intuitive Surgical Inc.	98,872	53,384
	Anthem Inc.	220,026	52,828
	Zoetis Inc.	413,673	51,540
	Cigna Corp.	324,552	49,264
*	Boston Scientific Corp.	1,204,251	49,001
	Allergan plc	268,315	45,155
*	Edwards Lifesciences Corp.	179,580	39,491
*	Illumina Inc.	126,264	38,412
	Baxter International Inc.	438,709	38,374
*	Vertex Pharmaceuticals Inc.	222,151	37,637
*	Biogen Inc.	158,617	36,929
	Humana Inc.	116,675	29,830
	HCA Healthcare Inc.	235,725	28,386
	Zimmer Biomet Holdings Inc.	177,231	24,328

*	IQVIA Holdings Inc.	152,904	22,841
*	IDEXX Laboratories Inc.	74,349	20,218
*	Regeneron Pharmaceuticals Inc.	70,173	19,466
*	Alexion Pharmaceuticals Inc.	184,624	18,082
	ResMed Inc.	124,629	16,839
*	Centene Corp.	339,755	14,698
*	Laboratory Corp. of America Holdings	84,697	14,229
	Teleflex Inc.	39,975	13,582
	Cooper Cos. Inc.	43,280	12,854
	Quest Diagnostics Inc.	116,264	12,444
	Cardinal Health Inc.	256,390	12,099
*	DexCom Inc.	78,771	11,756
*	Incyte Corp.	158,134	11,738
*	Hologic Inc.	232,340	11,731
*	WellCare Health Plans Inc.	43,297	11,221
*	Align Technology Inc.	61,929	11,204
	STERIS plc	74,023	10,696
*	BioMarin Pharmaceutical Inc.	158,543	10,686
	Dentsply Sirona Inc.	194,701	10,380
*	Exact Sciences Corp.	111,901	10,112
	Universal Health Services Inc. Class B	67,154	9,989
*	Varian Medical Systems Inc.	76,613	9,124
	West Pharmaceutical Services Inc.	63,375	8,988
*	Seattle Genetics Inc.	103,745	8,860
*	Mylan NV	444,851	8,799
*	Insulet Corp.	52,610	8,677
*	Elanco Animal Health Inc.	323,199	8,594
*	Henry Schein Inc.	127,845	8,118
*	Alnylam Pharmaceuticals Inc.	97,854	7,869
*	Neurocrine Biosciences Inc.	78,448	7,069
*	Ionis Pharmaceuticals Inc.	109,424	6,556
*	ABIOMED Inc.	36,811	6,548
	Bio-Techne Corp.	33,456	6,546
	Perrigo Co. plc	113,288	6,332
*	Masimo Corp.	42,425	6,312
*	Sage Therapeutics Inc.	44,147	6,193
*	Bio-Rad Laboratories Inc. Class A	18,405	6,124
*	Catalent Inc.	128,010	6,101
	Hill-Rom Holdings Inc.	57,161	6,015
*	Jazz Pharmaceuticals plc	46,739	5,989
	Chemed Corp.	13,898	5,803
*	Molina Healthcare Inc.	51,386	5,638
*	Charles River Laboratories International Inc.	42,351	5,606
*	Haemonetics Corp.	43,520	5,490
*	PRA Health Sciences Inc.	54,954	5,453
	Encompass Health Corp.	85,873	5,434
*	DaVita Inc.	91,162	5,203
*	Novocure Ltd.	67,264	5,030
*	Exelixis Inc.	262,035	4,634
*	Sarepta Therapeutics Inc.	60,784	4,578
*	Horizon Therapeutics plc	160,800	4,379
*,^	Teladoc Health Inc.	63,395	4,293
*	Integra LifeSciences Holdings Corp.	65,280	3,921
*	Syneos Health Inc.	72,544	3,860
	Bruker Corp.	87,498	3,844
*	Amedisys Inc.	28,240	3,700
*	Penumbra Inc.	26,656	3,585

*	ACADIA Pharmaceuticals Inc.	98,026	3,528
*	HealthEquity Inc.	59,657	3,409
*	Globus Medical Inc.	65,499	3,348
*	Repligen Corp.	41,473	3,181
*	Neogen Corp.	46,647	3,177
*	Bluebird Bio Inc.	33,462	3,072
*	Medicines Co.	60,650	3,032
*	Blueprint Medicines Corp.	40,523	2,977
*	United Therapeutics Corp.	37,253	2,971
*	Spark Therapeutics Inc.	30,594	2,967
*	Avantor Inc.	194,129	2,854
*	Nektar Therapeutics Class A	155,890	2,840
*	NuVasive Inc.	44,796	2,839
*	Tandem Diabetes Care Inc.	47,755	2,817
*,^	Moderna Inc.	176,824	2,815
*	LHC Group Inc.	24,517	2,784
*	Omnicell Inc.	37,070	2,679
*	Alkermes plc	136,872	2,670
*	ICU Medical Inc.	16,629	2,654
*	HMS Holdings Corp.	75,632	2,607
*	FibroGen Inc.	67,646	2,502
*	Acadia Healthcare Co. Inc.	77,803	2,418
	CONMED Corp.	25,034	2,407
*	Global Blood Therapeutics Inc.	48,604	2,358
*	Mirati Therapeutics Inc.	30,026	2,339
	Cantel Medical Corp.	30,053	2,248
*	Nevro Corp.	26,068	2,241
*	Wright Medical Group NV	105,916	2,185
*	Arrowhead Pharmaceuticals Inc.	75,746	2,135
*	Guardant Health Inc.	32,495	2,074
*	Ultragenyx Pharmaceutical Inc.	48,147	2,060
*	Tenet Healthcare Corp.	91,227	2,018
	Ensign Group Inc.	42,194	2,001
*	Arena Pharmaceuticals Inc.	43,193	1,977
*	Emergent BioSolutions Inc.	37,636	1,968
*	Immunomedics Inc.	147,110	1,951
*	Halozyme Therapeutics Inc.	124,778	1,935
*	Quidel Corp.	31,308	1,921
*	Amicus Therapeutics Inc.	239,337	1,919
*	MyoKardia Inc.	36,487	1,903
*	Glaukos Corp.	29,781	1,862
*	Cambrex Corp.	31,246	1,859
*	Medpace Holdings Inc.	22,110	1,858
*,^	Allakos Inc.	22,945	1,804
*	Myriad Genetics Inc.	62,856	1,800
*	PTC Therapeutics Inc.	52,283	1,768
*	Iovance Biotherapeutics Inc.	96,132	1,750
*	Portola Pharmaceuticals Inc.	63,492	1,703
*	iRhythm Technologies Inc.	22,939	1,700
*	MEDNAX Inc.	73,239	1,657
*	Natera Inc.	50,289	1,649
	Healthcare Services Group Inc.	65,206	1,584
*	NeoGenomics Inc.	82,276	1,573
*	Genomic Health Inc.	22,839	1,549
*	Avanos Medical Inc.	40,853	1,530
*	Select Medical Holdings Corp.	91,072	1,509
*	Xencor Inc.	44,264	1,493

*	Zogenix Inc.	37,155	1,488
*	Prestige Consumer Healthcare Inc.	42,806	1,485
*	Acceleron Pharma Inc.	37,397	1,478
*	Invitae Corp.	76,504	1,474
*	Ligand Pharmaceuticals Inc.	14,652	1,458
*	Intercept Pharmaceuticals Inc.	21,690	1,439
*	Agios Pharmaceuticals Inc.	43,703	1,416
*	Cardiovascular Systems Inc.	29,794	1,416
	Patterson Cos. Inc.	78,942	1,407
*	Merit Medical Systems Inc.	45,365	1,382
*	Reata Pharmaceuticals Inc. Class A	17,143	1,376
	US Physical Therapy Inc.	10,443	1,363
*	Insmed Inc.	73,855	1,303
*	Magellan Health Inc.	20,756	1,289
*	Momenta Pharmaceuticals Inc.	94,300	1,222
*	Heron Therapeutics Inc.	65,749	1,216
*	Pacira BioSciences Inc.	31,756	1,209
*	Brookdale Senior Living Inc.	154,032	1,168
*	BioTelemetry Inc.	28,455	1,159
*	Corcept Therapeutics Inc.	81,944	1,158
*	Radius Health Inc.	44,867	1,155
*	Supernus Pharmaceuticals Inc.	40,632	1,117
*	Alder Biopharmaceuticals Inc.	57,977	1,093
*	Ironwood Pharmaceuticals Inc. Class A	126,686	1,088
*	Varex Imaging Corp.	36,990	1,056
*	REGENXBIO Inc.	29,422	1,047
*	Veracyte Inc.	43,440	1,043
*,^	Allogene Therapeutics Inc.	37,616	1,025
*	Audentes Therapeutics Inc.	36,430	1,023
*	Editas Medicine Inc.	44,019	1,001
*	Denali Therapeutics Inc.	63,696	976
*	STAAR Surgical Co.	37,759	973
*	Inspire Medical Systems Inc.	15,663	956
*	Deciphera Pharmaceuticals Inc.	27,920	948
*	Natus Medical Inc.	29,200	930
*	Coherus Biosciences Inc.	45,122	914
	Atrion Corp.	1,168	910
*	Addus HomeCare Corp.	11,313	897
*	CryoLife Inc.	32,432	881
*	Enanta Pharmaceuticals Inc.	14,615	878
*,^	Esperion Therapeutics Inc.	23,775	872
*	AtriCure Inc.	34,870	870
*	Sangamo Therapeutics Inc.	95,153	861
*	Lantheus Holdings Inc.	33,532	840
*	Apellis Pharmaceuticals Inc.	34,122	822
*	AnaptysBio Inc.	23,444	820
*	Aerie Pharmaceuticals Inc.	42,008	807
*	CareDx Inc.	35,265	797
*	Fate Therapeutics Inc.	51,316	797
*	ArQule Inc.	110,832	795
*	Gossamer Bio Inc.	47,185	792
*	Inogen Inc.	16,147	774
*	Orthofix Medical Inc.	14,269	757
*	Cerus Corp.	145,208	749
*	Dicerna Pharmaceuticals Inc.	52,024	747
*	Theravance Biopharma Inc.	38,179	744
*	Spectrum Pharmaceuticals Inc.	87,309	724

	National HealthCare Corp.	8,668	709
*	Aimmune Therapeutics Inc.	33,427	700
*	SmileDirectClub Inc.	50,004	694
	Luminex Corp.	33,538	693
*	Tactile Systems Technology Inc.	16,140	683
*	Ra Pharmaceuticals Inc.	28,850	682
*	OPKO Health Inc.	326,033	681
*	Madrigal Pharmaceuticals Inc.	7,641	659
*	Amphastar Pharmaceuticals Inc.	32,577	646
*	Cara Therapeutics Inc.	34,972	639
*,^	Omeros Corp.	38,820	634
*	R1 RCM Inc.	70,184	627
*	Athenex Inc.	51,427	626
*	Tricida Inc.	20,121	621
*	Innoviva Inc.	58,815	620
*	Epizyme Inc.	59,901	618
*	Hanger Inc.	30,289	617
*	CorVel Corp.	8,154	617
*	ANI Pharmaceuticals Inc.	8,394	612
*	Revance Therapeutics Inc.	46,692	607
*	Change Healthcare Inc.	49,943	603
*	HealthStream Inc.	23,165	600
*	Cytokinetics Inc.	52,353	596
	LeMaitre Vascular Inc.	17,295	591
*	NanoString Technologies Inc.	26,856	580
*	AngioDynamics Inc.	31,392	578
*,^	TherapeuticsMD Inc.	158,451	575
*	Anika Therapeutics Inc.	10,392	570
*	Envista Holdings Corp.	20,027	558
*	Tivity Health Inc.	33,514	557
*	Atara Biotherapeutics Inc.	38,860	549
*	Kura Oncology Inc.	35,894	545
*	Pacific Biosciences of California Inc.	104,978	542
*,^	ZIOPHARM Oncology Inc.	126,031	539
*	Adaptive Biotechnologies Corp.	17,348	536
*	Vanda Pharmaceuticals Inc.	40,286	535
*	Eagle Pharmaceuticals Inc.	9,445	534
*	Endo International plc	164,335	528
*	G1 Therapeutics Inc.	22,493	512
*	Vericel Corp.	33,818	512
*	Karyopharm Therapeutics Inc.	53,124	511
*,^	Intellia Therapeutics Inc.	36,782	491
*	Achillion Pharmaceuticals Inc.	135,545	488
*	Voyager Therapeutics Inc.	27,907	480
*	MacroGenics Inc.	36,411	465
*	Apollo Medical Holdings Inc.	26,197	462
*	PetIQ Inc. Class A	16,893	460
*	OraSure Technologies Inc.	61,357	458
*	Intersect ENT Inc.	26,064	443
*	RadNet Inc.	30,506	438
*	Akebia Therapeutics Inc.	111,408	437
*	Surmodics Inc.	9,546	437
*	10X Genomics Inc. Class A	8,605	434
*,^	Viking Therapeutics Inc.	61,875	426
*	Rhythm Pharmaceuticals Inc.	19,399	419
*,^	Axsome Therapeutics Inc.	20,635	418
*,^	Accelerate Diagnostics Inc.	21,795	405

*	Stemline Therapeutics Inc.	38,488	401
*	Heska Corp.	5,621	398
*	Antares Pharma Inc.	116,010	388
*	Twist Bioscience Corp.	16,055	383
*	Kadmon Holdings Inc.	151,605	382
*	Retrophin Inc.	32,887	381
*	Catalyst Pharmaceuticals Inc.	71,517	380
*	Option Care Health Inc.	117,538	376
*	Cyclerion Therapeutics Inc.	30,978	375
*	Principia Biopharma Inc.	13,221	373
*,^	Intrexon Corp.	64,708	370
*	Axogen Inc.	29,257	365
*	Cutera Inc.	12,390	362
*	Translate Bio Inc.	36,377	360
*	Flexion Therapeutics Inc.	26,189	359
*	Alector Inc.	24,647	355
*	Y-mAbs Therapeutics Inc.	13,575	354
*,^	Dova Pharmaceuticals Inc.	12,543	351
*	TG Therapeutics Inc.	62,434	351
	Owens & Minor Inc.	59,333	345
*	Corindus Vascular Robotics Inc.	79,184	339
*,^	Lannett Co. Inc.	30,199	338
*	Rigel Pharmaceuticals Inc.	180,640	338
*	Puma Biotechnology Inc.	30,809	332
*	Community Health Systems Inc.	91,956	331
*	Bridgebio Pharma Inc.	15,413	331
*	Arcus Biosciences Inc.	36,232	330
	Meridian Bioscience Inc.	34,159	324
*	SIGA Technologies Inc.	62,890	322
*	SI-BONE Inc.	18,095	320
*	Dermira Inc.	49,601	317
*	Triple-S Management Corp. Class B	23,594	316
*	Amneal Pharmaceuticals Inc.	108,315	314
	Invacare Corp.	40,923	307
*	Akorn Inc.	80,461	306
*	Silk Road Medical Inc.	9,385	305
*	Progenics Pharmaceuticals Inc.	59,856	303
*	Krystal Biotech Inc.	8,667	301
*,^	Akcea Therapeutics Inc.	19,307	297
	Utah Medical Products Inc.	3,090	296
*	PDL BioPharma Inc.	136,187	294
*,^	Dynavax Technologies Corp. Class A	81,661	292
*	Cymabay Therapeutics Inc.	56,622	290
*	Fluidigm Corp.	62,559	290
*	Kodiak Sciences Inc.	19,918	286
*	Pfenex Inc.	33,526	283
*	Avrobio Inc.	19,986	282
*	Odonate Therapeutics Inc.	10,760	280
*	Rocket Pharmaceuticals Inc.	23,780	277
*	Arvinas Inc.	12,694	274
*	Axonics Modulation Technologies Inc.	10,039	270
*	Intra-Cellular Therapies Inc.	35,784	267
*	Accuray Inc.	95,072	263
*	ImmunoGen Inc.	107,461	260
*	OrthoPediatrics Corp.	7,342	259
*	BioCryst Pharmaceuticals Inc.	90,009	258
*	Xeris Pharmaceuticals Inc.	25,828	254

*,^	Eidos Therapeutics Inc.	7,013	252
*	Adverum Biotechnologies Inc.	45,773	249
*	Verrica Pharmaceuticals Inc.	16,816	248
*,^	Corbus Pharmaceuticals Holdings Inc.	50,216	245
*	Collegium Pharmaceutical Inc.	21,142	243
*	GenMark Diagnostics Inc.	39,688	241
*,^	Amyris Inc.	50,500	240
*	Homology Medicines Inc.	13,250	240
*	BioDelivery Sciences International Inc.	56,918	240
*	CytomX Therapeutics Inc.	32,465	240
*	BioSpecifics Technologies Corp.	4,422	237
*	Syros Pharmaceuticals Inc.	22,782	236
*	Turning Point Therapeutics Inc.	6,284	236
*	AMAG Pharmaceuticals Inc.	20,319	235
*	TransMedics Group Inc.	9,791	233
*	Syndax Pharmaceuticals Inc.	31,086	232
*	Assembly Biosciences Inc.	23,568	232
*	Avid Bioservices Inc.	43,517	231
*	Pulse Biosciences Inc.	14,626	226
*	Durect Corp.	121,335	223
*	Optinose Inc.	31,280	219
*	Quanterix Corp.	9,960	219
*,^	Palatin Technologies Inc.	238,694	217
*,^	Anavex Life Sciences Corp.	68,577	217
*	Minerva Neurosciences Inc.	27,569	214
*	ViewRay Inc.	72,996	212
*	Solid Biosciences Inc.	20,000	207
*,^	Zynex Inc.	21,558	205
*	Eiger BioPharmaceuticals Inc.	19,995	205
*	Cue Biopharma Inc.	24,288	205
*,^	MediciNova Inc.	25,702	204
*,^	Rubius Therapeutics Inc.	25,885	203
*	Agenus Inc.	78,117	202
*	NextCure Inc.	6,514	201
*	Crinetics Pharmaceuticals Inc.	13,349	201
*	Replimune Group Inc.	14,443	201
*,^	Evolus Inc.	12,708	198
*	Avedro Inc.	8,700	197
*	Kindred Biosciences Inc.	28,450	195
*	Harpoon Therapeutics Inc.	14,100	193
*	Enzo Biochem Inc.	53,422	192
*	Sientra Inc.	29,552	191
*	Adamas Pharmaceuticals Inc.	37,200	190
*,^	Shockwave Medical Inc.	6,328	189
*	Capital Senior Living Corp.	42,796	187
*	Athersys Inc.	139,637	186
*,^	TCR2 Therapeutics Inc.	12,240	184
*	XBiotech Inc.	17,497	183
*,^	MannKind Corp.	142,720	178
*	Seres Therapeutics Inc.	44,375	178
*	La Jolla Pharmaceutical Co.	20,200	178
*	Spero Therapeutics Inc.	16,700	177
*	ChemoCentryx Inc.	26,036	177
*	Clovis Oncology Inc.	44,663	176
*,^	Geron Corp.	128,670	171
*	Mallinckrodt plc	69,958	169
*	Recro Pharma Inc.	15,149	168

*,^	Marker Therapeutics Inc.	32,805	168
*	Magenta Therapeutics Inc.	16,259	167
*,^	CEL-SCI Corp.	18,616	166
*	CASI Pharmaceuticals Inc.	48,675	163
*	Protagonist Therapeutics Inc.	13,165	158
*	MEI Pharma Inc.	93,726	157
*	Gritstone Oncology Inc.	18,037	156
*,^	Provention Bio Inc.	22,799	156
*,^	Zynerba Pharmaceuticals Inc.	20,500	155
*	GlycoMimetics Inc.	35,424	153
*,^	Inovio Pharmaceuticals Inc.	74,416	153
*,^	Ocular Therapeutix Inc.	49,571	151
*	Alphatec Holdings Inc.	29,567	148
*,^	Novavax Inc.	29,477	148
*	Neuronetics Inc.	17,687	147
*	Exicure Inc.	57,794	146
*	RTI Surgical Holdings Inc.	51,207	146
*	Scholar Rock Holding Corp.	16,294	146
*	BioLife Solutions Inc.	8,717	145
*,^	Cortexyme Inc.	5,808	145
*	Apyx Medical Corp.	21,359	145
*,^	Sorrento Therapeutics Inc.	66,974	143
*	Vapotherm Inc.	14,711	139
*	Constellation Pharmaceuticals Inc.	21,565	139
*	American Renal Associates Holdings Inc.	21,800	138
*	Chiasma Inc.	27,483	136
*	Kala Pharmaceuticals Inc.	35,600	135
*	Chimerix Inc.	57,135	134
*,^	UNITY Biotechnology Inc.	22,000	134
*	Stoke Therapeutics Inc.	6,184	133
*	ADMA Biologics Inc.	29,471	131
*	SeaSpine Holdings Corp.	10,657	130
*,^	Senseonics Holdings Inc.	130,659	129
*	Aeglea BioTherapeutics Inc.	16,581	128
*,^	Lexicon Pharmaceuticals Inc.	41,900	126
*	Synthorx Inc.	7,719	126
*	Calithera Biosciences Inc.	39,928	123
*	FONAR Corp.	5,825	120
*,^	BioSig Technologies Inc.	14,502	120
*,^	Surgery Partners Inc.	15,873	117
*	Ardelyx Inc.	24,523	115
*	Forty Seven Inc.	17,530	113
*	Concert Pharmaceuticals Inc.	19,096	112
*	Acorda Therapeutics Inc.	38,904	112
*	Dyadic International Inc.	17,910	110
*	Endologix Inc.	26,100	104
*	Assertio Therapeutics Inc.	80,222	103
*	Five Prime Therapeutics Inc.	26,099	101
*	Harrow Health Inc.	17,757	100
*	Kiniksa Pharmaceuticals Ltd. Class A	11,665	99
*,^	Galectin Therapeutics Inc.	26,902	99
*	CytoSorbents Corp.	19,216	97
*	Aldeyra Therapeutics Inc.	18,112	95
*	CorMedix Inc.	14,815	95
*,^	AcelRx Pharmaceuticals Inc.	42,458	93
*	Conformis Inc.	50,053	93
*	X4 Pharmaceuticals Inc.	7,208	92

*	Rockwell Medical Inc.	33,134	91
*	Joint Corp.	4,679	87
*	Eloxx Pharmaceuticals Inc.	18,556	84
*	XOMA Corp.	4,275	83
*	Millendo Therapeutics Inc.	11,618	83
*	Misonix Inc.	4,061	82
*	Harvard Bioscience Inc.	25,649	79
*	Agile Therapeutics Inc.	66,272	79
*,^	Catasys Inc.	4,876	77
*	KalVista Pharmaceuticals Inc.	6,551	76
*	Celcuity Inc.	4,354	74
*,^	Bellicum Pharmaceuticals Inc.	69,323	73
*	Sesen Bio Inc.	58,367	68
*	Menlo Therapeutics Inc.	15,038	67
*	EyePoint Pharmaceuticals Inc.	36,384	66
*,^	resTORbio Inc.	7,227	64
*	Abeona Therapeutics Inc.	27,986	63
*,^	AVEO Pharmaceuticals Inc.	74,700	63
*,^	Marinus Pharmaceuticals Inc.	40,923	63
*	Fulgent Genetics Inc.	5,918	61
*	Lineage Cell Therapeutics Inc.	60,466	59
*	Chembio Diagnostics Inc.	9,505	58
*	Bioxcel Therapeutics Inc.	8,111	57
*	iRadimed Corp.	2,691	57
*	Opiant Pharmaceuticals Inc.	3,628	56
*	Cumberland Pharmaceuticals Inc.	9,187	54
*	Novan Inc.	20,925	54
*	Ovid therapeutics Inc.	16,387	53
*	Atreca Inc.	4,274	52
*,^	Paratek Pharmaceuticals Inc.	11,835	51
*	Anixa Biosciences Inc.	12,599	50
*	Electromed Inc.	7,476	49
*	Oncocyte Corp.	23,057	48
*	Sensus Healthcare Inc.	8,033	48
*	Personalis Inc.	3,269	48
*	Fortress Biotech Inc.	34,017	48
*	Aravive Inc.	6,119	46
*	Evelo Biosciences Inc.	7,520	46
*	Mersana Therapeutics Inc.	28,104	44
*	PhaseBio Pharmaceuticals Inc.	10,646	44
*	Catalyst Biosciences Inc.	8,875	44
*,^	Genocea Biosciences Inc.	14,841	43
*,^	Helius Medical Technologies Inc. Class A	25,343	42
*	Applied Genetic Technologies Corp.	9,953	41
	Merrimack Pharmaceuticals Inc.	9,104	41
*	Avenue Therapeutics Inc.	6,688	40
*	Karuna Therapeutics Inc.	2,425	40
*	Checkpoint Therapeutics Inc.	15,425	38
*	Spring Bank Pharmaceuticals Inc.	10,918	38
*	Cocrystal Pharma Inc.	17,553	36
*	SCYNEXIS Inc.	32,901	35
*	BrainStorm Cell Therapeutics Inc.	8,854	35
*	Aclaris Therapeutics Inc.	30,372	33
*	Molecular Templates Inc.	4,859	32
*	Tyme Technologies Inc.	26,570	32
*	InfuSystem Holdings Inc.	5,867	31
*	Akero Therapeutics Inc.	1,343	31

*	T2 Biosystems Inc.	11,541	29
*	Kezar Life Sciences Inc.	8,751	29
*	SpringWorks Therapeutics Inc.	1,320	29
*	Sunesis Pharmaceuticals Inc.	39,751	29
*	Otonomy Inc.	11,898	28
*	Morphic Holding Inc.	1,455	26
*	Synlogic Inc.	11,484	26
	Psychemedics Corp.	2,717	25
*	IVERIC bio Inc.	22,096	25
*	Apollo Endosurgery Inc.	7,315	24
*	Matinas BioPharma Holdings Inc.	38,158	24
*	Organovo Holdings Inc.	84,939	22
*	Celsion Corp.	14,074	22
*	Champions Oncology Inc.	3,815	22
*,^	Verastem Inc.	17,640	21
*	Castle Biosciences Inc.	1,139	21
*	Liquidia Technologies Inc.	5,777	21
*	Alpine Immune Sciences Inc.	5,130	20
*	Genesis Healthcare Inc.	16,934	19
*	Mustang Bio Inc.	5,727	19
*	Alimera Sciences Inc.	32,384	18
*	Xtant Medical Holdings Inc.	6,372	18
*	Catabasis Pharmaceuticals Inc.	3,351	18
*	Strata Skin Sciences Inc.	8,329	18
*	Prevail Therapeutics Inc.	1,434	18
*,^	Ekso Bionics Holdings Inc.	33,062	17
*,^	NewLink Genetics Corp.	10,738	17
*	IRIDEX Corp.	8,974	17
*,^	Enochian Biosciences Inc.	2,973	16
*,^	Second Sight Medical Products Inc.	19,388	16
*	NGM Biopharmaceuticals Inc.	1,152	16
*	Actinium Pharmaceuticals Inc.	68,434	16
*	Curis Inc.	6,898	15
*	Orgenesis Inc.	3,461	15
*	Vermillion Inc.	27,757	15
*	Achieve Life Sciences Inc.	8,755	15
*	Precision BioSciences Inc.	1,777	15
*	Mirum Pharmaceuticals Inc.	1,437	14
*	KemPharm Inc.	20,749	14
*	ContraFect Corp.	39,895	14
*	Savara Inc.	5,343	14
*	Heat Biologics Inc.	28,258	14
*	CTI BioPharma Corp.	15,576	13
*	AquaBounty Technologies Inc.	5,078	13
*	Moleculin Biotech Inc.	10,228	11
*	Sutro Biopharma Inc.	1,239	11
*	Clearside Biomedical Inc.	17,849	11
*	Allena Pharmaceuticals Inc.	2,783	11
*	Hookipa Pharma Inc.	1,430	11
*,^	Aquestive Therapeutics Inc.	3,344	11
*	Biolase Inc.	11,167	11
*	Jounce Therapeutics Inc.	3,164	11
*	Sophiris Bio Inc.	17,225	10
*	Exagen Inc.	648	10
*	Satsuma Pharmaceuticals Inc.	657	10
*	Altimmune Inc.	4,971	10
*	Miragen Therapeutics Inc.	12,976	9

*	AgeX Therapeutics Inc.	4,590	9
*	Aptevo Therapeutics Inc.	15,236	9
*	Neon Therapeutics Inc.	5,120	9
*	VIVUS Inc.	2,271	9
*	IGM Biosciences Inc.	472	8
*	Proteostasis Therapeutics Inc.	9,655	8
*	Soligenix Inc.	8,654	8
*,^	ElectroCore Inc.	3,624	8
*	OncoSec Medical Inc.	4,027	8
*	Caladrius Biosciences Inc.	3,127	8
*	Surface Oncology Inc.	5,374	8
*,^	Leap Therapeutics Inc.	6,443	8
*,^	Outlook Therapeutics Inc.	4,964	7
	Digirad Corp.	1,542	7
*	Onconova Therapeutics Inc.	7,900	7
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Ideaya Biosciences Inc.	667	6
*	American Shared Hospital Services	2,312	6
*,^,§	Oncternal Therapeutics Inc. CVR	2,749	6
*	Aileron Therapeutics Inc.	8,322	6
*	Brickell Biotech Inc.	1,320	5
*	Axcella Health Inc.	954	5
*	Five Star Senior Living Inc.	11,520	5
*,^	Teligent Inc.	5,503	5
*	Trovagene Inc.	3,233	5
*	Tracon Pharmaceuticals Inc.	10,884	5
*	Soleno Therapeutics Inc.	3,169	5
*,§	Seventy Seven Energy Inc. Escrow Line	42,434	5
*	PDS Biotechnology Corp.	1,394	5
*	Corvus Pharmaceuticals Inc.	1,535	5
*	SELLAS Life Sciences Group Inc.	35,500	4
*	Aptinyx Inc.	1,201	4
*	Evofem Biosciences Inc.	765	4
*,^	Cohbar Inc.	2,678	3
*	NanoViricides Inc.	1,693	3
*	ImmuCell Corp.	596	3
*,^	AAC Holdings Inc.	4,880	3
*	Ampio Pharmaceuticals Inc.	5,621	3
*	Titan Pharmaceuticals Inc.	10,363	3
*	Equillium Inc.	668	3
*	Standard Diversified Inc.	217	2
*	Novus Therapeutics Inc.	3,614	2
*,^	Citius Pharmaceuticals Inc.	2,909	2
*	PLx Pharma Inc.	410	2
*	PAVmed Inc.	2,130	2
*	Myomo Inc.	2,870	2
*	Conatus Pharmaceuticals Inc.	4,892	2
*	IsoRay Inc.	4,640	1
*	LogicBio Therapeutics Inc.	135	1
*	Obalon Therapeutics Inc.	746	1
*	Aevi Genomic Medicine Inc.	9,422	1
*,§	Social Reality Inc. Rights Exp. 12/31/2019	7,581	1
*	Kaleido Biosciences Inc.	157	1
*	Milestone Scientific Inc.	1,319	1
*	Gemphire Therapeutics Inc.	2,169	1
*	Evoke Pharma Inc.	920	1
*	Eyenovia Inc.	206	1

*	Aerpio Pharmaceuticals Inc.	1,017	1
*	Diffusion Pharmaceuticals Inc.	368	1
*	Bellerophon Therapeutics Inc.	972	—
*	AzurRx BioPharma Inc.	680	—
*	Bioanalytical Systems Inc.	94	—
*	Predictive Oncology Inc.	600	—
*	Zosano Pharma Corp.	190	—
*,§	Nobilis Health Corp.	2,169	—
*	RA Medical Systems Inc.	189	—
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	—
*	Aethlon Medical Inc.	597	—
*,^	iBio Inc.	169	—
*	Akers Biosciences Inc.	138	—
*,§	Clinical Data CVR	9,500	—
*	Viveve Medical Inc.	1	—
*	MannKind Corp. Warrants Exp. 12/26/2019	17,136	—
*,§	NuPathe Inc. CVR	6,287	—
			3,128,529
Industrials (8.0%)
	Boeing Co.	461,139	175,450
	Accenture plc Class A	549,938	105,781
	Honeywell International Inc.	619,531	104,825
	United Technologies Corp.	744,311	101,613
*	PayPal Holdings Inc.	962,684	99,724
	Union Pacific Corp.	606,529	98,246
	3M Co.	495,199	81,411
	Lockheed Martin Corp.	206,380	80,501
	Danaher Corp.	555,820	80,277
	United Parcel Service Inc. Class B	601,301	72,048
	Fidelity National Information Services Inc.	527,321	70,007
	General Electric Co.	7,547,423	67,474
	Caterpillar Inc.	482,777	60,980
	Automatic Data Processing Inc.	356,121	57,485
*	Fiserv Inc.	496,513	51,434
	Northrop Grumman Corp.	131,831	49,409
	Raytheon Co.	241,063	47,294
	Deere & Co.	272,238	45,921
	CSX Corp.	654,784	45,357
	Waste Management Inc.	366,414	42,138
	Norfolk Southern Corp.	227,611	40,893
	Sherwin-Williams Co.	71,830	39,497
	Illinois Tool Works Inc.	251,786	39,402
	Global Payments Inc.	245,429	39,023
	General Dynamics Corp.	210,832	38,525
	Emerson Electric Co.	525,375	35,127
	Roper Technologies Inc.	89,015	31,743
	Johnson Controls International plc	690,600	30,310
	Eaton Corp. plc	363,044	30,187
	FedEx Corp.	202,753	29,515
	TE Connectivity Ltd.	287,567	26,796
	Ingersoll-Rand plc	208,764	25,722
	Amphenol Corp. Class A	253,740	24,486
	Paychex Inc.	280,066	23,181
	TransDigm Group Inc.	44,003	22,911
	Cummins Inc.	135,933	22,112
	Willis Towers Watson plc	112,057	21,624
*	FleetCor Technologies Inc.	74,758	21,439

Verisk Analytics Inc. Class A	133,244	21,071
PACCAR Inc.	299,221	20,948
Ball Corp.	286,666	20,872
Waste Connections Inc.	226,200	20,810
Agilent Technologies Inc.	269,345	20,640
Parker-Hannifin Corp.	111,771	20,187
Cintas Corp.	73,988	19,836
Stanley Black & Decker Inc.	131,201	18,947
* CoStar Group Inc.	31,140	18,472
* Square Inc.	297,167	18,410
AMETEK Inc.	195,807	17,979
Vulcan Materials Co.	113,586	17,179
Fortive Corp.	248,353	17,027
Rockwell Automation Inc.	101,759	16,770
Fastenal Co.	494,766	16,164
* Keysight Technologies Inc.	163,407	15,891
Republic Services Inc. Class A	178,998	15,492
* Mettler-Toledo International Inc.	21,334	15,028
Martin Marietta Materials Inc.	53,892	14,772
TransUnion	159,323	12,923
Dover Corp.	125,542	12,499
Xylem Inc.	156,168	12,434
Broadridge Financial Solutions Inc.	99,179	12,341
* Waters Corp.	55,162	12,314
WW Grainger Inc.	40,318	11,981
Kansas City Southern	86,988	11,570
Wabtec Corp.	156,823	11,269
Expeditors International of Washington Inc.	145,304	10,795
IDEX Corp.	65,602	10,751
Jacobs Engineering Group Inc.	117,419	10,744
Masco Corp.	251,840	10,497
Old Dominion Freight Line Inc.	60,107	10,216
CH Robinson Worldwide Inc.	116,191	9,851
* Teledyne Technologies Inc.	30,461	9,808
Jack Henry & Associates Inc.	67,144	9,801
Textron Inc.	199,892	9,787
* Zebra Technologies Corp.	46,464	9,589
Arconic Inc.	342,687	8,910
HEICO Corp. Class A	89,208	8,681
Booz Allen Hamilton Holding Corp. Class A	120,710	8,573
Packaging Corp. of America	80,789	8,572
* United Rentals Inc.	67,462	8,408
* Trimble Inc.	214,955	8,342
Allegion plc	80,128	8,305
PerkinElmer Inc.	97,246	8,282
JB Hunt Transport Services Inc.	74,654	8,260
Westrock Co.	221,038	8,057
* Crown Holdings Inc.	118,274	7,813
Lennox International Inc.	31,737	7,711
* WEX Inc.	37,793	7,637
Snap-on Inc.	47,059	7,367
Spirit AeroSystems Holdings Inc. Class A	89,179	7,334
* Fair Isaac Corp.	24,003	7,285
Carlisle Cos. Inc.	49,275	7,171
Huntington Ingalls Industries Inc.	33,518	7,099
* Sensata Technologies Holding plc	140,160	7,016
Cognex Corp.	141,605	6,957

Toro Co.	91,720	6,723
Graco Inc.	143,839	6,622
Nordson Corp.	45,254	6,619
* Euronet Worldwide Inc.	44,890	6,567
AptarGroup Inc.	54,405	6,444
Hubbell Inc. Class B	47,952	6,301
FLIR Systems Inc.	117,387	6,173
Universal Display Corp.	36,156	6,071
Hexcel Corp.	73,626	6,047
Owens Corning	92,963	5,875
AO Smith Corp.	122,684	5,853
Genpact Ltd.	150,098	5,816
* HD Supply Holdings Inc.	147,570	5,781
Donaldson Co. Inc.	110,501	5,755
* XPO Logistics Inc.	79,675	5,702
Pentair plc	147,144	5,562
Sealed Air Corp.	133,205	5,529
Woodward Inc.	50,972	5,496
* Arrow Electronics Inc.	72,997	5,444
Robert Half International Inc.	97,284	5,415
Flowserve Corp.	112,885	5,273
* Genesee & Wyoming Inc. Class A	46,646	5,155
* AECOM	137,140	5,151
Sonoco Products Co.	85,771	4,993
Xerox Holdings Corp.	162,989	4,875
MDU Resources Group Inc.	172,301	4,857
Curtiss-Wright Corp.	36,913	4,775
Lincoln Electric Holdings Inc.	53,913	4,678
Allison Transmission Holdings Inc.	99,018	4,659
Acuity Brands Inc.	34,507	4,651
BWX Technologies Inc.	81,269	4,649
Watsco Inc.	27,444	4,643
Alliance Data Systems Corp.	36,232	4,642
ITT Inc.	75,441	4,616
National Instruments Corp.	109,671	4,605
* Berry Global Group Inc.	116,549	4,577
Oshkosh Corp.	60,085	4,554
* Trex Co. Inc.	50,046	4,551
Quanta Services Inc.	119,917	4,533
Jabil Inc.	121,955	4,362
ManpowerGroup Inc.	51,415	4,331
MAXIMUS Inc.	55,931	4,321
EMCOR Group Inc.	49,531	4,266
* Generac Holdings Inc.	54,446	4,265
Tetra Tech Inc.	47,657	4,135
* IPG Photonics Corp.	30,283	4,106
* Kirby Corp.	49,294	4,050
* Stericycle Inc.	79,503	4,049
Avnet Inc.	90,345	4,019
AGCO Corp.	52,466	3,972
Armstrong World Industries Inc.	40,924	3,957
Landstar System Inc.	34,381	3,871
Air Lease Corp. Class A	90,358	3,779
Knight-Swift Transportation Holdings Inc.	103,872	3,771
* Mercury Systems Inc.	46,121	3,744
Graphic Packaging Holding Co.	253,026	3,732
Brink's Co.	43,994	3,649

	Littelfuse Inc.	19,971	3,541
	Crane Co.	43,907	3,540
*	MasTec Inc.	53,187	3,453
*	RBC Bearings Inc.	20,801	3,451
*	FTI Consulting Inc.	32,430	3,437
*	Clean Harbors Inc.	44,006	3,397
	Insperity Inc.	34,170	3,370
	MSA Safety Inc.	30,443	3,322
	Eagle Materials Inc.	35,983	3,239
*	CoreLogic Inc.	69,925	3,235
*	Gardner Denver Holdings Inc.	113,015	3,197
	Exponent Inc.	45,731	3,197
*	Coherent Inc.	20,343	3,127
*	Aerojet Rocketdyne Holdings Inc.	59,951	3,028
	KBR Inc.	122,514	3,007
	nVent Electric plc	134,267	2,959
*	Axon Enterprise Inc.	51,756	2,939
	MSC Industrial Direct Co. Inc. Class A	39,297	2,850
*	ASGN Inc.	44,667	2,808
*	TopBuild Corp.	28,821	2,779
*	Paylocity Holding Corp.	27,703	2,703
	Louisiana-Pacific Corp.	106,945	2,629
	Regal Beloit Corp.	36,061	2,627
	John Bean Technologies Corp.	26,298	2,615
*	SiteOne Landscape Supply Inc.	35,002	2,591
*,^	II-VI Inc.	73,473	2,587
	UniFirst Corp.	13,112	2,558
	EnerSys	38,138	2,515
	Valmont Industries Inc.	18,093	2,505
	Timken Co.	57,087	2,484
*	TriNet Group Inc.	39,553	2,460
	Macquarie Infrastructure Corp.	62,224	2,456
	Ryder System Inc.	47,114	2,439
	Albany International Corp. Class A	26,951	2,430
*	Cimpress NV	18,406	2,427
	GATX Corp.	30,736	2,383
*	Novanta Inc.	29,075	2,376
	Simpson Manufacturing Co. Inc.	34,187	2,372
*	Itron Inc.	31,504	2,330
	Watts Water Technologies Inc. Class A	24,453	2,292
	Fluor Corp.	118,923	2,275
	Moog Inc. Class A	27,647	2,243
	Barnes Group Inc.	43,489	2,241
*	Rexnord Corp.	82,775	2,239
*	AMN Healthcare Services Inc.	38,839	2,236
*	Allegheny Technologies Inc.	109,434	2,216
*	Proto Labs Inc.	21,701	2,216
	Kennametal Inc.	71,830	2,208
*	Colfax Corp.	75,651	2,198
*	Summit Materials Inc. Class A	98,808	2,194
	Belden Inc.	41,034	2,189
	Brady Corp. Class A	40,698	2,159
*	Integer Holdings Corp.	28,423	2,148
	World Fuel Services Corp.	53,203	2,125
*	Rogers Corp.	15,527	2,123
	ABM Industries Inc.	58,179	2,113
	Silgan Holdings Inc.	70,334	2,112

*	Builders FirstSource Inc.	102,562	2,110
*	Saia Inc.	21,820	2,045
*	Beacon Roofing Supply Inc.	60,628	2,033
	Applied Industrial Technologies Inc.	35,337	2,007
*	ExlService Holdings Inc.	29,488	1,975
*	Advanced Disposal Services Inc.	59,886	1,950
	Universal Forest Products Inc.	48,710	1,943
	Deluxe Corp.	39,305	1,932
	Cubic Corp.	26,715	1,882
*	Sanmina Corp.	58,138	1,867
	HEICO Corp.	14,929	1,864
	Vishay Intertechnology Inc.	109,825	1,859
	Otter Tail Corp.	34,472	1,853
	Covanta Holding Corp.	106,118	1,835
	Trinity Industries Inc.	92,860	1,827
	Korn Ferry	47,173	1,823
	Federal Signal Corp.	55,378	1,813
*	Anixter International Inc.	25,680	1,775
*	WESCO International Inc.	37,128	1,774
	ManTech International Corp. Class A	24,604	1,757
*	Fabrinet	33,335	1,743
*	Ambarella Inc.	27,095	1,703
	ESCO Technologies Inc.	21,269	1,692
*	Kratos Defense & Security Solutions Inc.	89,899	1,672
*	Plexus Corp.	26,255	1,641
*	BMC Stock Holdings Inc.	61,661	1,614
	Franklin Electric Co. Inc.	33,195	1,587
*	Knowles Corp.	77,220	1,571
*	Casella Waste Systems Inc. Class A	36,307	1,559
	Altra Industrial Motion Corp.	56,276	1,559
	AAON Inc.	33,302	1,530
	Forward Air Corp.	24,002	1,529
	McGrath RentCorp	21,945	1,527
	Terex Corp.	58,742	1,526
	Kaman Corp.	24,905	1,481
	EVERTEC Inc.	47,176	1,473
	Tradeweb Markets Inc. Class A	39,737	1,469
*	SPX Corp.	36,701	1,468
*	SPX FLOW Inc.	37,211	1,468
	Matson Inc.	39,089	1,466
	Triton International Ltd.	42,972	1,454
*	OSI Systems Inc.	14,271	1,449
*	Resideo Technologies Inc.	100,895	1,448
	Mueller Water Products Inc. Class A	127,472	1,433
	Owens-Illinois Inc.	138,982	1,427
	Badger Meter Inc.	26,177	1,406
*,^	Verra Mobility Corp. Class A	96,365	1,383
*	Harsco Corp.	71,901	1,363
*	Dycom Industries Inc.	26,504	1,353
	Mobile Mini Inc.	36,556	1,347
	Mueller Industries Inc.	46,686	1,339
	Werner Enterprises Inc.	37,897	1,338
	Advanced Drainage Systems Inc.	40,965	1,322
	Comfort Systems USA Inc.	29,868	1,321
*	Navistar International Corp.	46,430	1,305
*	TriMas Corp.	41,810	1,281
	US Ecology Inc.	19,994	1,278

Alamo Group Inc.	10,826	1,274
* Gibraltar Industries Inc.	27,604	1,268
ICF International Inc.	14,915	1,260
EnPro Industries Inc.	17,905	1,229
Granite Construction Inc.	38,200	1,227
* Huron Consulting Group Inc.	19,807	1,215
* Masonite International Corp.	20,759	1,204
* Hub Group Inc. Class A	25,892	1,204
* CBIZ Inc.	51,145	1,202
Rush Enterprises Inc. Class A	30,771	1,187
* Atkore International Group Inc.	38,131	1,157
AAR Corp.	27,447	1,131
Aircastle Ltd.	49,992	1,121
* Pluralsight Inc. Class A	65,671	1,103
Actuant Corp. Class A	49,872	1,094
Encore Wire Corp.	19,289	1,086
* JELD-WEN Holding Inc.	55,889	1,078
Tennant Co.	15,245	1,078
Boise Cascade Co.	33,040	1,077
* TTM Technologies Inc.	87,416	1,066
* Sykes Enterprises Inc.	34,764	1,065
Methode Electronics Inc.	31,113	1,047
AZZ Inc.	23,809	1,037
Triumph Group Inc.	44,842	1,026
Greif Inc. Class A	27,034	1,024
* Inovalon Holdings Inc. Class A	61,724	1,012
MTS Systems Corp.	18,298	1,011
Raven Industries Inc.	29,881	1,000
* GMS Inc.	34,624	994
Schneider National Inc. Class B	45,601	990
* Air Transport Services Group Inc.	47,003	988
* Installed Building Products Inc.	17,167	984
CTS Corp.	29,987	970
Benchmark Electronics Inc.	33,290	967
Apogee Enterprises Inc.	24,629	960
* Milacron Holdings Corp.	56,997	950
Douglas Dynamics Inc.	21,240	947
Helios Technologies Inc.	22,985	933
* AeroVironment Inc.	17,297	926
* Cardtronics plc Class A	30,364	918
* Livent Corp.	136,585	914
* Continental Building Products Inc.	32,437	885
Navigant Consulting Inc.	31,609	883
* Conduent Inc.	138,516	862
* PGT Innovations Inc.	49,708	858
* Evo Payments Inc. Class A	30,324	853
Mesa Laboratories Inc.	3,478	827
Standex International Corp.	11,295	824
* SEACOR Holdings Inc.	17,439	821
Lindsay Corp.	8,740	812
Heartland Express Inc.	37,643	810
KEMET Corp.	43,831	797
Greenbrier Cos. Inc.	26,444	797
H&E Equipment Services Inc.	26,864	775
* MACOM Technology Solutions Holdings Inc.	35,962	773
* Aegion Corp. Class A	35,923	768
* US Concrete Inc.	13,840	765

*	TrueBlue Inc.	36,032	760
	Kadant Inc.	8,634	758
	Marten Transport Ltd.	36,121	751
	Kelly Services Inc. Class A	30,890	748
*	Patrick Industries Inc.	17,198	737
	Primoris Services Corp.	36,767	721
	Kforce Inc.	18,809	712
	National Research Corp.	11,993	693
	Wabash National Corp.	46,065	668
	GrafTech International Ltd.	51,475	659
*	Repay Holdings Corp.	49,267	657
	TTEC Holdings Inc.	13,647	653
	Griffon Corp.	31,109	652
	Astec Industries Inc.	20,885	650
	AVX Corp.	42,688	649
*	FARO Technologies Inc.	13,388	647
	Columbus McKinnon Corp.	17,429	635
*	CIRCOR International Inc.	16,867	633
	Quanex Building Products Corp.	34,869	630
^	ADT Inc.	100,440	630
	ArcBest Corp.	20,057	611
*	Astronics Corp.	19,792	581
*	Thermon Group Holdings Inc.	25,165	578
*	Tutor Perini Corp.	40,140	575
	Cass Information Systems Inc.	10,620	573
*	Cardlytics Inc.	16,991	570
	Gorman-Rupp Co.	16,080	559
	Barrett Business Services Inc.	6,077	540
*	Parsons Corp.	16,359	540
*	NV5 Global Inc.	7,889	539
	Argan Inc.	13,190	518
*	Evolent Health Inc. Class A	71,499	514
	Myers Industries Inc.	29,048	513
*	Echo Global Logistics Inc.	22,509	510
*	Atlas Air Worldwide Holdings Inc.	19,880	502
*	Everi Holdings Inc.	58,673	496
*	Wesco Aircraft Holdings Inc.	44,014	485
*,^	CryoPort Inc.	29,397	481
	B. Riley Financial Inc.	19,944	471
*	Veeco Instruments Inc.	40,235	470
	DMC Global Inc.	10,595	466
	Ennis Inc.	22,944	464
*	Manitowoc Co. Inc.	36,777	460
*	Great Lakes Dredge & Dock Corp.	43,760	457
*	Energy Recovery Inc.	47,800	443
	Omega Flex Inc.	4,326	442
*	Team Inc.	24,450	441
*	DXP Enterprises Inc.	12,487	434
*	Gates Industrial Corp. plc	42,411	427
	Hyster-Yale Materials Handling Inc.	7,759	425
*	Vicor Corp.	14,344	423
	Resources Connection Inc.	24,685	419
*	Cornerstone Building Brands Inc.	68,626	415
	Heidrick & Struggles International Inc.	15,142	413
*	MYR Group Inc.	13,120	411
	Quad/Graphics Inc.	36,770	386
*	CAI International Inc.	17,614	383

*	Heritage-Crystal Clean Inc.	14,261	378
*	Ducommun Inc.	8,885	377
*	International Seaways Inc.	18,754	361
	Spartan Motors Inc.	26,295	361
	Maxar Technologies Inc.	45,740	348
*	Donnelley Financial Solutions Inc.	27,310	336
	Park Aerospace Corp.	19,093	335
*,^	GreenSky Inc. Class A	48,023	329
*	Cross Country Healthcare Inc.	30,721	316
	NN Inc.	43,785	312
*	Sterling Construction Co. Inc.	22,643	298
*	Kimball Electronics Inc.	20,481	297
*	Mistras Group Inc.	18,068	296
*	Franklin Covey Co.	8,348	292
*	Lydall Inc.	11,506	287
	Powell Industries Inc.	7,254	284
*	Willdan Group Inc.	8,086	284
	Miller Industries Inc.	8,281	276
	Advanced Emissions Solutions Inc.	17,543	260
	Insteel Industries Inc.	12,557	258
	NVE Corp.	3,806	253
	CRA International Inc.	5,930	249
*	Foundation Building Materials Inc.	15,621	242
*	Landec Corp.	22,177	241
	Briggs & Stratton Corp.	39,405	239
*	Eagle Bulk Shipping Inc.	54,496	238
*	Vishay Precision Group Inc.	7,260	238
*	Target Hospitality Corp.	34,811	237
	RR Donnelley & Sons Co.	62,200	235
*	DHI Group Inc.	60,119	231
*	Construction Partners Inc. Class A	14,627	228
*	Napco Security Technologies Inc.	8,832	225
	VSE Corp.	6,500	222
*	NRC Group Holdings Corp.	17,600	219
*	Era Group Inc.	20,437	216
*	Overseas Shipholding Group Inc. Class A	121,200	212
*	Commercial Vehicle Group Inc.	29,386	212
*	InnerWorkings Inc.	47,400	210
	Park-Ohio Holdings Corp.	7,030	210
*	Blue Bird Corp.	11,011	210
*	Covenant Transportation Group Inc. Class A	12,548	206
*	Northwest Pipe Co.	7,317	206
	Daktronics Inc.	27,019	200
	Allied Motion Technologies Inc.	5,591	197
*	CECO Environmental Corp.	26,869	188
*	BlueLinx Holdings Inc.	5,692	184
*	US Xpress Enterprises Inc. Class A	37,700	182
*	Nesco Holdings Inc.	30,200	181
	NACCO Industries Inc. Class A	2,823	180
	Crawford & Co. Class A	16,065	175
*	Orion Group Holdings Inc.	38,600	174
*	Iteris Inc.	30,071	173
*	Radiant Logistics Inc.	33,408	173
*	Ranpak Holdings Corp.	28,400	172
	REV Group Inc.	14,684	168
*	UFP Technologies Inc.	4,245	164
	Hurco Cos. Inc.	5,051	162

	BG Staffing Inc.	8,185	156
*	GP Strategies Corp.	11,933	153
*	YRC Worldwide Inc.	49,000	148
*	ShotSpotter Inc.	6,113	141
*	LB Foster Co. Class A	6,452	140
*	OptimizeRx Corp.	9,639	140
	Universal Logistics Holdings Inc.	5,573	130
*,^	Energous Corp.	37,817	125
*	Transcat Inc.	4,840	124
*	IES Holdings Inc.	5,998	124
^	EVI Industries Inc.	3,846	123
	Graham Corp.	6,141	122
*	Armstrong Flooring Inc.	18,628	119
*	Universal Technical Institute Inc.	21,283	116
	Eastern Co.	4,598	114
*,^	Paysign Inc.	11,208	113
*	Lawson Products Inc.	2,806	109
	Bel Fuse Inc. Class B	7,191	108
*	Acacia Research Corp.	38,613	103
	United States Lime & Minerals Inc.	1,281	98
*	Manitex International Inc.	14,516	97
*	PAM Transportation Services Inc.	1,626	96
*	CyberOptics Corp.	6,679	96
*	Twin Disc Inc.	8,834	94
*,^	Turtle Beach Corp.	7,983	93
*,^	Workhorse Group Inc.	26,033	91
*	Aspen Aerogels Inc.	14,402	85
*	IntriCon Corp.	4,234	82
*	Intevac Inc.	15,339	80
*,^	Aqua Metals Inc.	46,946	80
	Crawford & Co. Class B	7,813	79
*	PRGX Global Inc.	15,228	78
*,^	Concrete Pumping Holdings Inc.	19,696	78
*	Forterra Inc.	10,532	76
*	Information Services Group Inc.	29,685	74
*,^	ExOne Co.	7,987	71
*	Luna Innovations Inc.	11,973	69
*	Willis Lease Finance Corp.	1,168	65
*	Daseke Inc.	25,698	64
*	Gencor Industries Inc.	5,230	61
*	Ultralife Corp.	6,533	57
	LSC Communications Inc.	39,923	55
*	USA Truck Inc.	6,111	49
*	General Finance Corp.	5,355	47
*	ARC Document Solutions Inc.	34,251	47
*	Image Sensing Systems Inc.	8,740	41
*	Orion Energy Systems Inc.	13,570	39
	LSI Industries Inc.	6,879	36
*	Babcock & Wilcox Enterprises Inc.	7,347	35
	Global Water Resources Inc.	2,764	33
*	CPI Aerostructures Inc.	3,789	31
*	Goldfield Corp.	14,150	30
	RF Industries Ltd.	3,910	28
*	Hudson Technologies Inc.	38,729	28
*	Frequency Electronics Inc.	2,246	27
*	Perceptron Inc.	5,605	27
*	LightPath Technologies Inc. Class A	30,132	25

*	Mayville Engineering Co. Inc.	1,894	25
*	Capstone Turbine Corp.	46,350	24
*	Charah Solutions Inc.	10,207	22
*	Air Industries Group	16,125	21
*	ALJ Regional Holdings Inc.	15,022	21
*	Steel Connect Inc.	11,951	21
*	Broadwind Energy Inc.	12,171	21
*	IEC Electronics Corp.	2,860	20
	Chicago Rivet & Machine Co.	710	19
*	Arotech Corp.	6,359	19
*	Houston Wire & Cable Co.	3,866	18
*	Lightbridge Corp.	25,146	18
*	Coda Octopus Group Inc.	2,088	17
	Richardson Electronics Ltd.	2,700	16
*	Fuel Tech Inc.	14,473	14
*,^	Odyssey Marine Exploration Inc.	3,525	14
*	Nuvectra Corp.	8,905	12
*	Sharps Compliance Corp.	2,867	12
	Espey Manufacturing & Electronics Corp.	486	12
*	Usio Inc.	5,651	11
*	Tecogen Inc.	4,375	10
*	Issuer Direct Corp.	998	10
*	Air T Inc.	532	10
*	Volt Information Sciences Inc.	3,158	10
*	StarTek Inc.	1,506	10
*	ENGlobal Corp.	8,787	9
*	PFSweb Inc.	3,353	8
*	Vertex Energy Inc.	7,299	8
*	Ballantyne Strong Inc.	2,465	8
*	Huttig Building Products Inc.	3,194	7
*	eMagin Corp.	16,532	6
*,^	Digital Ally Inc.	4,794	6
*	CUI Global Inc.	5,053	4
*	Boxlight Corp. Class A	2,246	4
*	Wireless Telecom Group Inc.	2,760	4
*	Innovative Solutions & Support Inc.	784	4
*	Perma-Fix Environmental Services	605	3
	Bel Fuse Inc. Class A	197	3
*	Pioneer Power Solutions Inc.	407	2
*	Polar Power Inc.	592	2
*	Taylor Devices Inc.	136	1
*	MTBC Inc.	237	1
*	Verb Technology Co. Inc.	400	—
*	SIFCO Industries Inc.	99	—
*	Patriot Transportation Holding Inc.	14	—
	AMCON Distributing Co.	3	—
*,§	Patriot National Inc.	7,513	—
*	Bio-key International Inc.	232	—
*	Continental Materials Corp.	9	—
*	Air T Inc. Warrants Exp. 06/07/2020	1,476	—
*	Sypris Solutions Inc.	92	—
*	ClearSign Combustion Corp.	63	—
			3,417,049
Information Technology (0.1%)
*	Workday Inc. Class A	140,779	23,927
*	Splunk Inc.	130,273	15,354

*	Twilio Inc. Class A	100,295	11,028
			50,309
Oil & Gas (2.5%)
	Exxon Mobil Corp. x	3,650,667	257,774
	Chevron Corp.	1,637,771	194,240
	ConocoPhillips	953,928	54,355
	Schlumberger Ltd.	1,185,537	40,510
	Phillips 66	385,503	39,476
	EOG Resources Inc.	503,181	37,346
	Marathon Petroleum Corp.	565,806	34,373
	Occidental Petroleum Corp.	772,168	34,338
	Kinder Morgan Inc.	1,649,800	34,002
	Valero Energy Corp.	359,322	30,629
	ONEOK Inc.	357,849	26,370
	Williams Cos. Inc.	1,035,315	24,910
	Pioneer Natural Resources Co.	144,767	18,207
	Hess Corp.	238,387	14,418
	Halliburton Co.	684,826	12,909
	Baker Hughes a GE Co. Class A	547,696	12,707
	Diamondback Energy Inc.	140,908	12,669
*	Cheniere Energy Inc.	200,075	12,617
	Concho Resources Inc.	174,023	11,816
	Noble Energy Inc.	417,487	9,377
	Marathon Oil Corp.	699,951	8,588
	Apache Corp.	323,332	8,277
	Targa Resources Corp.	202,550	8,136
	Devon Energy Corp.	333,222	8,017
	OGE Energy Corp.	173,208	7,860
	National Oilwell Varco Inc.	336,470	7,133
	HollyFrontier Corp.	127,962	6,864
	Cabot Oil & Gas Corp.	363,184	6,381
	Cimarex Energy Co.	87,600	4,200
	Parsley Energy Inc. Class A	232,328	3,903
*	WPX Energy Inc.	359,634	3,809
*	First Solar Inc.	62,725	3,639
	Helmerich & Payne Inc.	90,063	3,609
	Murphy Oil Corp.	136,183	3,011
	Equitrans Midstream Corp.	175,404	2,552
	PBF Energy Inc. Class A	88,260	2,400
	EQT Corp.	216,404	2,303
	Delek US Holdings Inc.	63,249	2,296
*	Transocean Ltd.	495,540	2,215
*	Continental Resources Inc.	67,067	2,065
*	Enphase Energy Inc.	85,130	1,892
*	Chart Industries Inc.	30,287	1,889
*	Apergy Corp.	68,061	1,841
	Core Laboratories NV	39,018	1,819
*,^	Chesapeake Energy Corp.	1,166,762	1,645
*	Matador Resources Co.	97,267	1,608
	Antero Midstream Corp.	214,947	1,591
*	PDC Energy Inc.	55,189	1,532
	Arcosa Inc.	44,751	1,531
*	Dril-Quip Inc.	29,581	1,484
	Archrock Inc.	141,641	1,412
	Patterson-UTI Energy Inc.	165,015	1,411
*	Magnolia Oil & Gas Corp. Class A	112,515	1,249
	CVR Energy Inc.	27,000	1,189

	SemGroup Corp. Class A	69,838	1,141
*	Cactus Inc. Class A	38,933	1,127
*	Oceaneering International Inc.	79,831	1,082
*	NOW Inc.	88,899	1,020
*	Southwestern Energy Co.	477,311	921
*	Helix Energy Solutions Group Inc.	112,273	905
*	SRC Energy Inc.	193,563	902
*	Oasis Petroleum Inc.	258,725	895
	SM Energy Co.	91,115	883
*	Valaris plc Class A	176,049	847
*	Par Pacific Holdings Inc.	36,939	844
*	MRC Global Inc.	69,170	839
*	CNX Resources Corp.	114,362	830
*	Callon Petroleum Co.	187,616	814
	QEP Resources Inc.	199,591	738
	Range Resources Corp.	191,904	733
*	Centennial Resource Development Inc. Class A	151,959	686
*	Newpark Resources Inc.	89,606	683
*	Antero Resources Corp.	222,018	670
*,^	Tellurian Inc.	80,607	670
*	Oil States International Inc.	50,192	668
*	ProPetro Holding Corp.	73,182	665
*	Whiting Petroleum Corp.	79,024	635
*,^	Plug Power Inc.	237,379	624
*	C&J Energy Services Inc.	56,656	608
*	SunPower Corp. Class A	54,036	593
*	Carrizo Oil & Gas Inc.	68,047	584
	Nabors Industries Ltd.	302,834	566
	Berry Petroleum Corp.	58,999	552
*	Denbury Resources Inc.	459,744	547
*	TPI Composites Inc.	27,116	508
*	Northern Oil and Gas Inc.	257,740	505
*	Tidewater Inc.	32,230	487
*	Penn Virginia Corp.	15,808	460
*	Renewable Energy Group Inc.	29,189	438
*	Matrix Service Co.	24,881	426
*	Select Energy Services Inc. Class A	48,447	420
	Solaris Oilfield Infrastructure Inc. Class A	28,947	388
	Liberty Oilfield Services Inc. Class A	35,160	381
*	Gulfport Energy Corp.	140,396	380
*	Bonanza Creek Energy Inc.	16,011	358
*	Jagged Peak Energy Inc.	49,273	358
*,^	California Resources Corp.	34,640	353
*	Laredo Petroleum Inc.	142,394	343
*	Noble Corp. plc	262,053	333
	Brigham Minerals Inc.	16,371	326
*	W&T Offshore Inc.	74,445	325
	Evolution Petroleum Corp.	55,575	325
*	REX American Resources Corp.	4,122	315
*	Talos Energy Inc.	15,133	308
	Green Plains Inc.	27,480	291
*	Exterran Corp.	21,845	285
*,^	Diamond Offshore Drilling Inc.	51,207	285
*,^	McDermott International Inc.	140,800	284
*	Keane Group Inc.	43,065	261
*	SEACOR Marine Holdings Inc.	18,456	232
*	Ameresco Inc. Class A	13,932	224

*	Parker Drilling Co.	10,894	206
*	Altus Midstream Co. Class A	72,387	205
*	TETRA Technologies Inc.	97,305	196
	RPC Inc.	34,611	194
	Amplify Energy Corp.	31,443	194
*	National Energy Services Reunited Corp.	28,937	193
*	SandRidge Energy Inc.	40,607	191
	Panhandle Oil and Gas Inc. Class A	13,397	187
*	KLX Energy Services Holdings Inc.	19,692	170
*	Trecora Resources	18,356	166
*,^	Extraction Oil & Gas Inc.	54,995	162
*	Green Brick Partners Inc.	13,504	144
*	Unit Corp.	42,727	144
*	American Superconductor Corp.	17,108	134
*	Montage Resources Corp.	33,950	128
	Falcon Minerals Corp.	20,945	120
*	Flotek Industries Inc.	53,300	117
*	Forum Energy Technologies Inc.	75,240	117
*	HighPoint Resources Corp.	72,833	116
*	Ring Energy Inc.	63,006	103
*	Isramco Inc.	839	103
*	Goodrich Petroleum Corp.	9,501	101
*	Nine Energy Service Inc.	16,307	101
*	FTS International Inc.	43,389	97
*	VAALCO Energy Inc.	44,869	91
*	ION Geophysical Corp.	9,097	83
*	Geospace Technologies Corp.	5,246	81
*	Covia Holdings Corp.	37,579	76
*	US Well Services Inc.	33,133	73
*	Natural Gas Services Group Inc.	5,139	66
*	SilverBow Resources Inc.	6,268	61
*	Mitcham Industries Inc.	16,294	53
*	Chaparral Energy Inc. Class A	36,289	49
*	Contango Oil & Gas Co.	16,918	47
*	Abraxas Petroleum Corp.	91,412	46
	Adams Resources & Energy Inc.	1,461	45
*	Gulf Island Fabrication Inc.	7,334	39
*	Ranger Energy Services Inc.	5,868	38
	Mammoth Energy Services Inc.	13,670	34
*,^	Torchlight Energy Resources Inc.	25,734	30
*	Lonestar Resources US Inc. Class A	11,097	30
*	Rosehill Resources Inc. Class A	14,182	28
*	Roan Resources Inc.	22,329	27
*	Infrastructure and Energy Alternatives Inc.	4,720	22
*	Pacific Ethanol Inc.	31,856	18
*	Quintana Energy Services Inc.	8,395	17
*	Superior Drilling Products Inc.	10,715	10
*,^	Aemetis Inc.	8,969	10
*,^	Key Energy Services Inc.	4,827	7
*	Independence Contract Drilling Inc.	4,135	5
*,^	Zion Oil & Gas Inc.	12,607	3
*,^	FuelCell Energy Inc.	4,704	2
*,^	Enservco Corp.	5,162	1
*	Approach Resources Inc.	9,209	1
*	Tidewater Inc. Warrants to Exp. 12/31/2049	535	1
*	Tidewater Inc. Warrants to Exp. 12/31/2049	579	1
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	—

*,^	Basic Energy Services Inc. Warrants Exp. 12/23/2023	2,067	—
*,§	Harvest Natural Resources Inc.	20,906	—
*,§	Rex Energy Corp.	900	—
			1,069,949
Technology (12.3%)
	Microsoft Corp.	6,587,257	915,826
	Apple Inc.	3,509,429	786,007
*	Facebook Inc. Class A	2,074,496	369,426
*	Alphabet Inc. Class C	257,261	313,601
*	Alphabet Inc. Class A	255,803	312,371
	Intel Corp.	3,821,206	196,907
	Cisco Systems Inc.	3,688,199	182,234
*	Adobe Inc.	417,334	115,289
	International Business Machines Corp.	763,974	111,097
*	salesforce.com Inc.	716,693	106,386
	Texas Instruments Inc.	803,971	103,905
	Oracle Corp.	1,869,106	102,857
	Broadcom Inc.	325,707	89,918
	NVIDIA Corp.	498,255	86,731
	QUALCOMM Inc.	1,047,659	79,915
	Intuit Inc.	211,344	56,205
*	Micron Technology Inc.	948,374	40,638
*	ServiceNow Inc.	160,051	40,629
	L3Harris Technologies Inc.	193,357	40,342
	Applied Materials Inc.	791,091	39,475
	Analog Devices Inc.	320,225	35,779
	Lam Research Corp.	124,909	28,868
	Cognizant Technology Solutions Corp. Class A	478,164	28,817
*	Autodesk Inc.	190,381	28,119
*	Advanced Micro Devices Inc.	940,019	27,251
*	Twitter Inc.	636,715	26,233
	Motorola Solutions Inc.	143,420	24,440
	HP Inc.	1,290,963	24,425
	KLA Corp.	137,905	21,989
	Xilinx Inc.	219,314	21,032
	Corning Inc.	675,030	19,252
	Microchip Technology Inc.	205,497	19,093
*	Synopsys Inc.	130,656	17,933
	Cerner Corp.	261,918	17,855
*	VeriSign Inc.	92,111	17,375
*	Veeva Systems Inc. Class A	112,981	17,251
	Hewlett Packard Enterprise Co.	1,136,951	17,248
*	ANSYS Inc.	72,805	16,116
*	Cadence Design Systems Inc.	243,531	16,093
*	Palo Alto Networks Inc.	78,868	16,076
	CDW Corp.	125,428	15,458
*	IAC/InterActiveCorp	68,003	14,823
	Western Digital Corp.	244,766	14,598
	Maxim Integrated Products Inc.	235,542	13,640
	Marvell Technology Group Ltd.	545,625	13,624
*	Snap Inc.	814,728	12,873
*	Akamai Technologies Inc.	136,761	12,497
	Skyworks Solutions Inc.	149,036	11,811
	Symantec Corp.	482,680	11,406
	Seagate Technology plc	209,835	11,287
*	Arista Networks Inc.	46,225	11,044
	NetApp Inc.	206,856	10,862

*	Gartner Inc.	74,137	10,601
	Leidos Holdings Inc.	122,799	10,546
	Citrix Systems Inc.	104,133	10,051
*	GoDaddy Inc. Class A	152,048	10,032
	VMware Inc. Class A	66,428	9,968
	SS&C Technologies Holdings Inc.	186,593	9,623
*	Fortinet Inc.	125,128	9,605
*	Paycom Software Inc.	43,261	9,063
*	Tyler Technologies Inc.	33,671	8,839
*	Okta Inc.	89,734	8,835
	Teradyne Inc.	147,458	8,539
*	EPAM Systems Inc.	45,273	8,254
*	RingCentral Inc. Class A	62,470	7,850
*	Qorvo Inc.	102,468	7,597
*	DocuSign Inc. Class A	121,330	7,513
*	Guidewire Software Inc.	71,125	7,495
	Cypress Semiconductor Corp.	318,236	7,428
*	Aspen Technology Inc.	59,846	7,366
	Juniper Networks Inc.	297,164	7,355
*	F5 Networks Inc.	52,294	7,343
*	Black Knight Inc.	118,140	7,214
*	Dell Technologies Inc.	133,961	6,947
*	Zendesk Inc.	95,091	6,930
*	ON Semiconductor Corp.	356,833	6,855
*	Coupa Software Inc.	52,742	6,834
	DXC Technology Co.	228,120	6,730
*	Proofpoint Inc.	48,413	6,248
*	PTC Inc.	88,883	6,060
	Monolithic Power Systems Inc.	35,688	5,554
	Entegris Inc.	115,637	5,442
*	Ciena Corp.	133,633	5,242
*	HubSpot Inc.	34,379	5,212
	CDK Global Inc.	105,691	5,083
*	CACI International Inc. Class A	21,431	4,956
*	Medidata Solutions Inc.	51,656	4,727
*	Cree Inc.	91,394	4,478
*	Manhattan Associates Inc.	55,312	4,462
	Science Applications International Corp.	50,848	4,442
*	MongoDB Inc.	36,574	4,406
	MKS Instruments Inc.	47,603	4,393
*	RealPage Inc.	69,313	4,357
*	Alteryx Inc. Class A	38,764	4,164
*	Silicon Laboratories Inc.	37,333	4,157
*	Nuance Communications Inc.	253,519	4,135
*	Ceridian HCM Holding Inc.	80,862	3,992
	SYNNEX Corp.	34,876	3,937
	Blackbaud Inc.	42,550	3,844
*	ViaSat Inc.	50,337	3,791
*	Dropbox Inc. Class A	187,400	3,780
	j2 Global Inc.	40,242	3,655
*,^	Pinterest Inc. Class A	138,065	3,652
	Cabot Microelectronics Corp.	25,553	3,608
*	Anaplan Inc.	76,228	3,583
*	Avalara Inc.	53,068	3,571
*	NCR Corp.	112,194	3,541
*	Nutanix Inc.	131,964	3,464
*	Lumentum Holdings Inc.	63,010	3,375

*	Tech Data Corp.	32,024	3,338
*	Pure Storage Inc. Class A	195,317	3,309
*,^	Slack Technologies Inc. Class A	139,279	3,305
^	Match Group Inc.	46,200	3,301
	Perspecta Inc.	120,006	3,135
*	Teradata Corp.	98,872	3,065
*	ACI Worldwide Inc.	97,696	3,060
	LogMeIn Inc.	42,203	2,995
*	Q2 Holdings Inc.	36,534	2,881
*	New Relic Inc.	46,820	2,877
*	Viavi Solutions Inc.	204,350	2,862
*	Semtech Corp.	58,620	2,850
*	Smartsheet Inc. Class A	75,029	2,703
*	Cirrus Logic Inc.	49,239	2,638
*	Five9 Inc.	49,027	2,635
*	Cornerstone OnDemand Inc.	46,989	2,576
*	Elastic NV	30,234	2,489
	Brooks Automation Inc.	64,935	2,405
*	Envestnet Inc.	42,382	2,403
*	Verint Systems Inc.	56,072	2,399
	Pegasystems Inc.	35,047	2,385
*	Inphi Corp.	38,722	2,364
*	FireEye Inc.	174,355	2,326
*	Zscaler Inc.	48,014	2,269
*	Qualys Inc.	29,236	2,209
	Power Integrations Inc.	23,755	2,148
*	Lattice Semiconductor Corp.	115,354	2,109
*	Acacia Communications Inc.	31,853	2,083
*	CommScope Holding Co. Inc.	175,905	2,069
	Cogent Communications Holdings Inc.	36,975	2,037
*	Box Inc.	120,227	1,991
*	PROS Holdings Inc.	33,190	1,978
*	Advanced Energy Industries Inc.	34,307	1,970
*	Insight Enterprises Inc.	32,099	1,788
*	LivePerson Inc.	49,435	1,765
*	Everbridge Inc.	28,541	1,761
*,^	Cloudera Inc.	193,658	1,716
*	Premier Inc. Class A	57,281	1,657
*	Blackline Inc.	34,606	1,655
*	Rapid7 Inc.	36,257	1,646
*	CommVault Systems Inc.	36,654	1,639
*	EchoStar Corp. Class A	40,995	1,624
*	SVMK Inc.	94,800	1,621
*	Allscripts Healthcare Solutions Inc.	144,864	1,591
*	SPS Commerce Inc.	31,526	1,484
*	NetScout Systems Inc.	63,766	1,470
	Progress Software Corp.	38,573	1,468
*	Alarm.com Holdings Inc.	31,458	1,467
	InterDigital Inc.	27,932	1,466
*	Bottomline Technologies Inc.	36,991	1,456
	CSG Systems International Inc.	27,816	1,438
*	SailPoint Technologies Holding Inc.	76,091	1,422
*	Diodes Inc.	35,330	1,418
*	Varonis Systems Inc.	23,486	1,404
*,^	Appian Corp. Class A	29,170	1,386
*	Appfolio Inc.	14,456	1,375
*	ForeScout Technologies Inc.	33,895	1,285

*	Workiva Inc. Class A	29,298	1,284
*	Rambus Inc.	94,671	1,243
*	FormFactor Inc.	66,127	1,233
*	MaxLinear Inc.	54,629	1,223
*	Altair Engineering Inc. Class A	33,510	1,160
	Ubiquiti Inc.	9,664	1,143
*	Instructure Inc.	29,308	1,135
*	Synaptics Inc.	27,634	1,104
*,^	Crowdstrike Holdings Inc. Class A	18,853	1,099
	NIC Inc.	52,801	1,090
*	Yext Inc.	68,085	1,082
*	Pivotal Software Inc. Class A	71,705	1,070
	Plantronics Inc.	28,479	1,063
*	Perficient Inc.	26,296	1,014
*	Bandwidth Inc. Class A	15,539	1,012
*	MicroStrategy Inc. Class A	6,801	1,009
*	Zuora Inc. Class A	65,045	979
*	Covetrus Inc.	82,252	978
*	Carbon Black Inc.	37,078	964
	Switch Inc.	60,426	944
*	Tabula Rasa HealthCare Inc.	17,128	941
*	Avaya Holdings Corp.	91,917	940
*	Virtusa Corp.	24,759	892
*	2U Inc.	54,061	880
	Xperi Corp.	41,855	866
*	ePlus Inc.	10,719	816
*	Eventbrite Inc. Class A	45,411	804
*	Infinera Corp.	145,999	796
*	NETGEAR Inc.	24,562	791
*	Blucora Inc.	36,286	785
*	SolarWinds Corp.	42,400	782
	TiVo Corp.	101,310	771
	Ebix Inc.	18,036	759
*	Extreme Networks Inc.	100,915	734
*	NextGen Healthcare Inc.	46,830	734
*	Tenable Holdings Inc.	32,655	731
	Pitney Bowes Inc.	158,199	723
*	3D Systems Corp.	88,293	720
*	Rudolph Technologies Inc.	26,860	708
*	Datadog Inc. Class A	20,801	705
*	Dynatrace Inc.	36,972	690
*	ScanSource Inc.	21,947	670
*	Photronics Inc.	61,557	670
*	Nanometrics Inc.	20,216	659
	Presidio Inc.	38,069	643
*	MobileIron Inc.	93,864	614
	Comtech Telecommunications Corp.	18,514	602
	Monotype Imaging Holdings Inc.	29,784	590
*,^	Cloudflare Inc. Class A	31,753	590
*	Diebold Nixdorf Inc.	52,463	588
*	CEVA Inc.	19,501	582
*	Upland Software Inc.	16,686	582
*	Model N Inc.	20,930	581
*	Vocera Communications Inc.	23,450	578
*	Ultra Clean Holdings Inc.	38,618	565
*	Cision Ltd.	71,498	550
*	Axcelis Technologies Inc.	32,159	550

*	Benefitfocus Inc.	22,819	543
*	Shutterstock Inc.	14,989	541
*	Agilysys Inc.	20,731	531
	ADTRAN Inc.	43,334	492
*	Amkor Technology Inc.	51,830	472
*	Unisys Corp.	63,235	470
*	Carbonite Inc.	29,841	462
*	Brightcove Inc.	43,667	458
*	Loral Space & Communications Inc.	11,008	456
*	Harmonic Inc.	66,168	435
*,^	Medallia Inc.	15,837	434
*	Domo Inc.	25,980	415
*	Impinj Inc.	13,362	412
*	nLight Inc.	26,021	407
*	Ichor Holdings Ltd.	16,788	406
*	Vectrus Inc.	9,894	402
*	OneSpan Inc.	26,494	384
	American Software Inc. Class A	25,420	382
	Cohu Inc.	28,149	380
*,^	Tucows Inc. Class A	7,007	379
	Simulations Plus Inc.	10,935	379
*	Zix Corp.	50,588	366
*	Boingo Wireless Inc.	32,924	365
*	WideOpenWest Inc.	58,237	359
	QAD Inc. Class A	7,677	355
	PC Connection Inc.	8,866	345
*	CalAmp Corp.	29,591	341
	Forrester Research Inc.	10,298	331
*	Digimarc Corp.	7,983	312
*	Digi International Inc.	22,420	305
	Hackett Group Inc.	18,520	305
*	Mitek Systems Inc.	31,555	304
*	Rosetta Stone Inc.	16,862	293
	Computer Programs & Systems Inc.	12,734	288
*,^	Pagerduty Inc.	10,040	284
*	Limelight Networks Inc.	92,123	279
*	Ribbon Communications Inc.	46,727	273
*	Casa Systems Inc.	34,412	270
*	Calix Inc.	41,340	264
	Systemax Inc.	11,984	264
*	Alpha & Omega Semiconductor Ltd.	21,156	260
*	Synchronoss Technologies Inc.	47,825	258
*,^	Applied Optoelectronics Inc.	22,599	254
*	A10 Networks Inc.	35,854	249
*	I3 Verticals Inc. Class A	11,854	238
*	PDF Solutions Inc.	18,179	238
*	DSP Group Inc.	16,810	237
*	Phreesia Inc.	9,468	229
*,^	Fastly Inc. Class A	9,516	228
	PC-Tel Inc.	26,127	219
*	VirnetX Holding Corp.	40,524	219
*	NeoPhotonics Corp.	35,595	217
*	Gogo Inc.	34,666	209
*	Ooma Inc.	19,530	203
*	Endurance International Group Holdings Inc.	54,060	203
*	Livongo Health Inc.	11,550	201
*	Smith Micro Software Inc.	36,400	198

*	Sciplay Corp. Class A	18,478	198
*	PAR Technology Corp.	8,286	197
*	Meet Group Inc.	59,975	196
*	Immersion Corp.	24,728	189
*,^	Intelligent Systems Corp.	4,500	187
*	Health Catalyst Inc.	5,873	186
*	Telaria Inc.	26,650	184
*	AXT Inc.	50,500	180
*	ChannelAdvisor Corp.	18,866	176
*	Ping Identity Holding Corp.	10,104	174
*	Adesto Technologies Corp.	17,692	151
*,^	Inseego Corp.	30,662	147
	GlobalSCAPE Inc.	11,304	130
*	ACM Research Inc. Class A	9,080	126
*	Pixelworks Inc.	32,934	122
*	SecureWorks Corp. Class A	8,244	107
*	Icad Inc.	15,233	104
*	Airgain Inc.	8,585	101
*	NetSol Technologies Inc.	18,065	100
*	KVH Industries Inc.	9,132	97
	Preformed Line Products Co.	1,703	93
	TESSCO Technologies Inc.	6,292	90
*	Castlight Health Inc. Class B	63,860	90
*	Telenav Inc.	18,629	89
*	DASAN Zhone Solutions Inc.	9,587	88
*	EMCORE Corp.	28,435	87
*	Clearfield Inc.	7,179	85
*	GSI Technology Inc.	9,342	82
*	TransEnterix Inc.	122,495	76
*	RigNet Inc.	9,523	74
*	Great Elm Capital Group Inc.	19,881	74
	TransAct Technologies Inc.	5,458	66
*	Amtech Systems Inc.	11,877	63
*	eGain Corp.	7,706	62
*,^	Resonant Inc.	19,073	57
*	Park City Group Inc.	9,689	56
*	Identiv Inc.	10,179	54
*	ID Systems Inc.	9,595	53
*	SharpSpring Inc.	5,104	50
*	Seachange International Inc.	16,682	48
*	inTEST Corp.	10,157	47
*	LRAD Corp.	13,190	44
	CSP Inc.	3,181	43
*,^	Red Violet Inc.	3,326	42
*	Computer Task Group Inc.	7,990	40
	AstroNova Inc.	2,465	40
*	Sonim Technologies Inc.	12,400	36
*	Finjan Holdings Inc.	17,449	35
*	ADDvantage Technologies Group Inc.	15,602	31
*	Atomera Inc.	7,854	30
*	Qumu Corp.	8,832	29
*	Everspin Technologies Inc.	4,413	27
*	QuickLogic Corp.	75,104	26
*	Rimini Street Inc.	6,024	26
*	RCM Technologies Inc.	8,104	24
	QAD Inc. Class B	668	24
*	Intellicheck Inc.	4,082	20

	Wayside Technology Group Inc.	1,052	16
*	Aehr Test Systems	8,824	16
*	Synacor Inc.	10,445	14
*	Key Tronic Corp.	2,174	14
*	VOXX International Corp. Class A	2,911	14
*	RumbleON Inc. Class B	4,623	13
*	Data I/O Corp.	3,396	13
*	Support.com Inc.	8,303	13
*	Aviat Networks Inc.	934	13
*	Kopin Corp.	18,243	12
*	Lantronix Inc.	3,690	12
*	Veritone Inc.	3,077	11
*	Xcel Brands Inc.	5,202	10
*	SITO Mobile Ltd.	11,176	10
*	CVD Equipment Corp.	2,737	9
*	GSE Systems Inc.	5,300	9
	Communications Systems Inc.	1,854	8
*	Majesco	974	8
*	Evolving Systems Inc.	8,822	8
*	Marin Software Inc.	3,099	8
*	Westell Technologies Inc. Class A	5,802	8
*	ClearOne Inc.	4,114	8
*	Trio-Tech International	2,004	7
*	CynergisTek Inc.	2,223	7
	Network-1 Technologies Inc.	2,710	6
*	BSQUARE Corp.	4,685	6
*	WidePoint Corp.	15,997	5
*	Exela Technologies Inc.	4,182	5
*	Streamline Health Solutions Inc.	3,730	4
*,§	Media General Inc. CVR	82,296	3
*	Optical Cable Corp.	889	3
*	Innodata Inc.	1,873	2
*	Beyond Air Inc.	442	2
*	Mastech Digital Inc.	260	2
*	Cinedigm Corp. Class A	1,775	1
*,§	Ocera Therapeutics CVR	3,700	1
*,§	Aratana Therapeutics Inc. CVR	37,378	1
	BK Technologies Corp.	244	1
*	Inuvo Inc.	1,578	—
*	Socket Mobile Inc.	99	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
*,§	TheStreet CVR	1,571	—
			5,230,187
Telecommunications (1.2%)
	AT&T Inc.	6,300,620	238,415
	Verizon Communications Inc.	3,569,472	215,453
*	T-Mobile US Inc.	252,756	19,910
	CenturyLink Inc.	955,690	11,927
*	Zayo Group Holdings Inc.	172,999	5,865
*	Sprint Corp.	536,466	3,310
	Telephone & Data Systems Inc.	84,916	2,191
*	Vonage Holdings Corp.	191,265	2,161
*	Iridium Communications Inc.	99,491	2,117
*	8x8 Inc.	80,239	1,663
*,^	Zoom Video Communications Inc. Class A	21,753	1,658
*	Intelsat SA	67,088	1,530
	Shenandoah Telecommunications Co.	41,973	1,333

	ATN International Inc.	9,908	578
*	United States Cellular Corp.	14,930	561
*	Anterix Inc.	13,908	503
	Consolidated Communications Holdings Inc.	61,662	294
*	ORBCOMM Inc.	61,407	292
	Spok Holdings Inc.	19,815	237
*	IDT Corp. Class B	18,097	191
*,^	Globalstar Inc.	447,307	185
*,^	GTT Communications Inc.	17,251	162
*	Pareteum Corp.	112,318	145
*	Cincinnati Bell Inc.	27,476	139
*,^	Frontier Communications Corp.	151,663	131
*	Alaska Communications Systems Group Inc.	57,396	99
*,§	Omthera Pharmaceuticals Inc. CVR	9,400	6
			511,056
Utilities (2.1%)
	NextEra Energy Inc.	420,260	97,916
	Duke Energy Corp.	627,545	60,156
	Dominion Energy Inc.	710,129	57,549
	Southern Co.	925,279	57,155
	Exelon Corp.	838,781	40,522
	American Electric Power Co. Inc.	425,236	39,840
	Sempra Energy	235,926	34,825
	Xcel Energy Inc.	443,853	28,802
	Consolidated Edison Inc.	287,135	27,126
	Public Service Enterprise Group Inc.	434,118	26,950
	WEC Energy Group Inc.	274,341	26,090
	Eversource Energy	279,172	23,861
	Edison International	305,977	23,077
	FirstEnergy Corp.	458,959	22,136
	DTE Energy Co.	158,570	21,083
	Entergy Corp.	171,737	20,155
	PPL Corp.	619,795	19,517
	American Water Works Co. Inc.	156,479	19,439
	Ameren Corp.	218,642	17,502
	CMS Energy Corp.	246,738	15,779
	Evergy Inc.	201,432	13,407
	CenterPoint Energy Inc.	428,626	12,936
	Atmos Energy Corp.	100,835	11,484
	Alliant Energy Corp.	201,939	10,891
	NiSource Inc.	322,909	9,661
	AES Corp.	581,842	9,507
	UGI Corp.	182,425	9,171
	Pinnacle West Capital Corp.	94,093	9,134
	Vistra Energy Corp.	340,326	9,097
	Aqua America Inc.	190,898	8,558
	NRG Energy Inc.	207,280	8,208
	IDACORP Inc.	43,966	4,954
*	PG&E Corp.	466,689	4,667
	Hawaiian Electric Industries Inc.	98,819	4,507
	ONE Gas Inc.	46,651	4,484
	Portland General Electric Co.	77,303	4,358
	Black Hills Corp.	51,588	3,958
	Southwest Gas Holdings Inc.	43,377	3,949
	ALLETE Inc.	44,534	3,893
	Spire Inc.	41,876	3,653
	PNM Resources Inc.	69,652	3,627

	New Jersey Resources Corp.			75,996	3,437
	National Fuel Gas Co.			73,017	3,426
	NorthWestern Corp.			44,229	3,319
	Avangrid Inc.			54,956	2,871
	American States Water Co.			31,874	2,864
	Avista Corp.			57,145	2,768
	Ormat Technologies Inc.			34,989	2,599
	South Jersey Industries Inc.			77,709	2,557
	MGE Energy Inc.			31,276	2,498
	El Paso Electric Co.			35,303	2,368
	Pattern Energy Group Inc. Class A			85,288	2,297
	California Water Service Group			42,055	2,226
	Northwest Natural Holding Co.			27,375	1,953
	SJW Group			25,517	1,743
*	Sunrun Inc.			101,730	1,699
	Chesapeake Utilities Corp.			13,692	1,305
	TerraForm Power Inc. Class A			64,284	1,172
	Unitil Corp.			17,064	1,083
*	Evoqua Water Technologies Corp.			61,019	1,039
	Middlesex Water Co.			14,699	955
	Connecticut Water Service Inc.			11,525	807
	York Water Co.			10,380	453
*	AquaVenture Holdings Ltd.			13,377	260
	Artesian Resources Corp. Class A			6,216	230
*,^	Atlantic Power Corp.			88,794	208
*,^	Cadiz Inc.			16,558	207
*	Vivint Solar Inc.			30,588	200
	RGC Resources Inc.			5,719	167
*	Pure Cycle Corp.			15,148	156
*,^	Bloom Energy Corp. Class A			42,395	138
	Genie Energy Ltd. Class B			13,020	97
	Spark Energy Inc. Class A			9,045	95
*	Sunnova Energy International Inc.			4,838	52
					880,833
Total Common Stocks (Cost $11,191,607)					25,367,524
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (26.0%)
U.S. Government Securities (16.7%)
	United States Treasury Note/Bond	8.500%	2/15/20	1,869	1,914
	United States Treasury Note/Bond	1.625%	7/31/20	16,115	16,085
	United States Treasury Note/Bond	2.000%	7/31/20	3,868	3,872
	United States Treasury Note/Bond	1.500%	8/15/20	9,880	9,851
	United States Treasury Note/Bond	2.625%	8/15/20	640	644
	United States Treasury Note/Bond	1.375%	8/31/20	19,177	19,096
	United States Treasury Note/Bond	2.625%	8/31/20	17,106	17,226
	United States Treasury Note/Bond	1.375%	9/15/20	2,482	2,473
	United States Treasury Note/Bond	1.375%	9/30/20	1,045	1,040
	United States Treasury Note/Bond	1.625%	10/15/20	18,791	18,753
	United States Treasury Note/Bond	1.375%	10/31/20	34,129	33,964
	United States Treasury Note/Bond	1.750%	10/31/20	23,411	23,396
	United States Treasury Note/Bond	2.875%	10/31/20	14,425	14,587
	United States Treasury Note/Bond	1.750%	11/15/20	22,590	22,572
	United States Treasury Note/Bond	2.625%	11/15/20	129,771	130,906
	United States Treasury Note/Bond	1.625%	11/30/20	37,150	37,075

United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,994
United States Treasury Note/Bond	2.750%	11/30/20	14,837	14,997
United States Treasury Note/Bond	1.875%	12/15/20	4,095	4,098
United States Treasury Note/Bond	1.750%	12/31/20	7,347	7,343
United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,596
United States Treasury Note/Bond	2.500%	12/31/20	58,060	58,559
United States Treasury Note/Bond	1.375%	1/31/21	24,657	24,526
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,087
United States Treasury Note/Bond	2.500%	1/31/21	16,603	16,759
United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,946
United States Treasury Note/Bond	3.625%	2/15/21	35,603	36,499
United States Treasury Note/Bond	7.875%	2/15/21	400	433
United States Treasury Note/Bond	1.125%	2/28/21	19,815	19,642
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,317
United States Treasury Note/Bond	2.500%	2/28/21	15,526	15,686
United States Treasury Note/Bond	2.375%	3/15/21	4,051	4,087
United States Treasury Note/Bond	2.250%	3/31/21	15,474	15,588
United States Treasury Note/Bond	2.375%	4/15/21	28,606	28,879
United States Treasury Note/Bond	1.375%	4/30/21	31,575	31,402
United States Treasury Note/Bond	2.250%	4/30/21	5,125	5,166
United States Treasury Note/Bond	2.625%	5/15/21	3,935	3,992
United States Treasury Note/Bond	3.125%	5/15/21	12,687	12,965
United States Treasury Note/Bond	1.375%	5/31/21	26,790	26,639
United States Treasury Note/Bond	2.000%	5/31/21	19,227	19,314
United States Treasury Note/Bond	2.125%	5/31/21	46,004	46,313
United States Treasury Note/Bond	2.625%	6/15/21	16,380	16,631
United States Treasury Note/Bond	1.125%	6/30/21	39,072	38,681
United States Treasury Note/Bond	1.625%	6/30/21	48,484	48,423
United States Treasury Note/Bond	2.125%	6/30/21	34,875	35,131
United States Treasury Note/Bond	2.625%	7/15/21	41,965	42,647
United States Treasury Note/Bond	1.125%	7/31/21	26,420	26,156
United States Treasury Note/Bond	1.750%	7/31/21	28,889	28,930
United States Treasury Note/Bond	2.250%	7/31/21	14,775	14,923
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,769
United States Treasury Note/Bond	2.750%	8/15/21	6,070	6,189
United States Treasury Note/Bond	1.125%	8/31/21	16,257	16,092
United States Treasury Note/Bond	1.500%	8/31/21	11,100	11,067
United States Treasury Note/Bond	2.000%	8/31/21	4,775	4,804
United States Treasury Note/Bond	2.750%	9/15/21	12,215	12,475
United States Treasury Note/Bond	1.125%	9/30/21	9,335	9,239
United States Treasury Note/Bond	1.500%	9/30/21	7,115	7,097
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,324
United States Treasury Note/Bond	2.875%	10/15/21	28,304	28,994
United States Treasury Note/Bond	1.250%	10/31/21	28,150	27,921
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,651
United States Treasury Note/Bond	2.000%	11/15/21	35,875	36,144
United States Treasury Note/Bond	2.875%	11/15/21	8,729	8,951
United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,696
United States Treasury Note/Bond	1.750%	11/30/21	28,330	28,392
United States Treasury Note/Bond	1.875%	11/30/21	8,881	8,925
United States Treasury Note/Bond	2.625%	12/15/21	30,769	31,447
United States Treasury Note/Bond	2.000%	12/31/21	9,073	9,147
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,421
United States Treasury Note/Bond	2.500%	1/15/22	112,131	114,304
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,340
United States Treasury Note/Bond	1.875%	1/31/22	78,130	78,569
United States Treasury Note/Bond	2.000%	2/15/22	18,553	18,724

United States Treasury Note/Bond	2.500%	2/15/22	105,578	107,706
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,704
United States Treasury Note/Bond	1.875%	2/28/22	32,855	33,050
United States Treasury Note/Bond	2.375%	3/15/22	91,791	93,541
United States Treasury Note/Bond	1.750%	3/31/22	33,784	33,911
United States Treasury Note/Bond	1.875%	3/31/22	8,830	8,891
United States Treasury Note/Bond	2.250%	4/15/22	29,285	29,742
United States Treasury Note/Bond	1.750%	4/30/22	24,226	24,317
United States Treasury Note/Bond	1.875%	4/30/22	39,651	39,917
United States Treasury Note/Bond	1.750%	5/15/22	12,025	12,074
United States Treasury Note/Bond	2.125%	5/15/22	33,201	33,637
United States Treasury Note/Bond	1.750%	5/31/22	32,877	33,005
United States Treasury Note/Bond	1.875%	5/31/22	39,675	39,973
United States Treasury Note/Bond	1.750%	6/15/22	138,601	139,229
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,847
United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,027
United States Treasury Note/Bond	1.875%	7/31/22	38,165	38,457
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,885
United States Treasury Note/Bond	1.500%	8/15/22	47,351	47,247
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,715
United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,069
United States Treasury Note/Bond	1.875%	8/31/22	39,638	39,973
United States Treasury Note/Bond	1.500%	9/15/22	69,780	69,660
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,256
United States Treasury Note/Bond	1.875%	9/30/22	33,210	33,506
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,685
United States Treasury Note/Bond	2.000%	10/31/22	17,810	18,033
United States Treasury Note/Bond	1.625%	11/15/22	16,150	16,175
United States Treasury Note/Bond	2.000%	11/30/22	45,188	45,767
United States Treasury Note/Bond	2.125%	12/31/22	72,580	73,828
United States Treasury Note/Bond	1.750%	1/31/23	25,218	25,356
United States Treasury Note/Bond	2.375%	1/31/23	975	1,000
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,357
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,299
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,319
United States Treasury Note/Bond	2.625%	2/28/23	8,010	8,287
United States Treasury Note/Bond	1.500%	3/31/23	28,975	28,912
United States Treasury Note/Bond	2.500%	3/31/23	28,451	29,349
United States Treasury Note/Bond	1.625%	4/30/23	22,585	22,620
United States Treasury Note/Bond	2.750%	4/30/23	19,480	20,271
United States Treasury Note/Bond	1.750%	5/15/23	16,293	16,390
United States Treasury Note/Bond	1.625%	5/31/23	18,985	19,027
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,140
United States Treasury Note/Bond	1.375%	6/30/23	30,610	30,390
United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,095
United States Treasury Note/Bond	1.250%	7/31/23	18,385	18,164
United States Treasury Note/Bond	2.750%	7/31/23	33,800	35,273
United States Treasury Note/Bond	2.500%	8/15/23	39,835	41,223
United States Treasury Note/Bond	6.250%	8/15/23	32,780	38,516
United States Treasury Note/Bond	1.375%	8/31/23	12,820	12,728
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,486
United States Treasury Note/Bond	1.375%	9/30/23	20,585	20,437
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,308
United States Treasury Note/Bond	1.625%	10/31/23	3,251	3,258
United States Treasury Note/Bond	2.875%	10/31/23	10,678	11,227
United States Treasury Note/Bond	2.750%	11/15/23	15,281	15,995
United States Treasury Note/Bond	2.125%	11/30/23	16,145	16,503

United States Treasury Note/Bond	2.875%	11/30/23	9,162	9,643
United States Treasury Note/Bond	2.250%	12/31/23	16	16
United States Treasury Note/Bond	2.625%	12/31/23	54,501	56,860
United States Treasury Note/Bond	2.250%	1/31/24	41,830	43,020
United States Treasury Note/Bond	2.500%	1/31/24	37,219	38,661
United States Treasury Note/Bond	2.750%	2/15/24	29,974	31,463
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,278
United States Treasury Note/Bond	2.375%	2/29/24	35,519	36,751
United States Treasury Note/Bond	2.125%	3/31/24	51,208	52,456
United States Treasury Note/Bond	2.000%	4/30/24	20,345	20,736
United States Treasury Note/Bond	2.250%	4/30/24	21,021	21,658
United States Treasury Note/Bond	2.500%	5/15/24	53,529	55,746
United States Treasury Note/Bond	2.000%	5/31/24	56,836	57,990
United States Treasury Note/Bond	1.750%	6/30/24	23,576	23,779
United States Treasury Note/Bond	2.000%	6/30/24	30,635	31,233
United States Treasury Note/Bond	1.750%	7/31/24	13,537	13,659
United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,089
United States Treasury Note/Bond	2.375%	8/15/24	49,886	51,757
United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,007
United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,782
United States Treasury Note/Bond	1.500%	9/30/24	14,210	14,179
United States Treasury Note/Bond	2.125%	9/30/24	58,558	60,105
United States Treasury Note/Bond	2.250%	10/31/24	35,320	36,479
United States Treasury Note/Bond	2.250%	11/15/24	26,400	27,270
United States Treasury Note/Bond	7.500%	11/15/24	675	871
United States Treasury Note/Bond	2.125%	11/30/24	70,805	72,730
United States Treasury Note/Bond	2.250%	12/31/24	60,000	62,025
United States Treasury Note/Bond	2.500%	1/31/25	20,340	21,297
United States Treasury Note/Bond	2.000%	2/15/25	57,848	59,077
United States Treasury Note/Bond	2.750%	2/28/25	37,073	39,309
United States Treasury Note/Bond	2.625%	3/31/25	27,896	29,409
United States Treasury Note/Bond	2.875%	4/30/25	43,863	46,851
United States Treasury Note/Bond	2.125%	5/15/25	48,416	49,793
United States Treasury Note/Bond	2.875%	5/31/25	25,340	27,090
United States Treasury Note/Bond	2.750%	6/30/25	42,295	44,958
United States Treasury Note/Bond	2.875%	7/31/25	34,960	37,429
United States Treasury Note/Bond	2.000%	8/15/25	52,747	53,925
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,516
United States Treasury Note/Bond	2.750%	8/31/25	15,520	16,519
United States Treasury Note/Bond	3.000%	9/30/25	8,524	9,201
United States Treasury Note/Bond	2.250%	11/15/25	9,772	10,135
United States Treasury Note/Bond	2.875%	11/30/25	5,070	5,444
United States Treasury Note/Bond	2.625%	12/31/25	72,595	76,951
United States Treasury Note/Bond	2.625%	1/31/26	56,474	59,897
United States Treasury Note/Bond	1.625%	2/15/26	59,937	59,965
United States Treasury Note/Bond	2.500%	2/28/26	32,093	33,818
United States Treasury Note/Bond	2.250%	3/31/26	25,535	26,532
United States Treasury Note/Bond	2.375%	4/30/26	44,065	46,144
United States Treasury Note/Bond	1.625%	5/15/26	50,598	50,622
United States Treasury Note/Bond	2.125%	5/31/26	17,795	18,362
United States Treasury Note/Bond	1.875%	6/30/26	16,182	16,450
United States Treasury Note/Bond	1.875%	7/31/26	15,760	16,021
United States Treasury Note/Bond	1.500%	8/15/26	54,545	54,110
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,127
United States Treasury Note/Bond	1.375%	8/31/26	33,441	32,903
United States Treasury Note/Bond	1.625%	9/30/26	10,750	10,752
United States Treasury Note/Bond	2.000%	11/15/26	52,355	53,696

United States Treasury Note/Bond	6.500%	11/15/26	910	1,208
United States Treasury Note/Bond	2.250%	2/15/27	52,872	55,169
United States Treasury Note/Bond	2.375%	5/15/27	39,155	41,260
United States Treasury Note/Bond	2.250%	8/15/27	44,099	46,104
United States Treasury Note/Bond	2.250%	11/15/27	30,003	31,391
United States Treasury Note/Bond	6.125%	11/15/27	775	1,038
United States Treasury Note/Bond	2.750%	2/15/28	50,868	55,231
United States Treasury Note/Bond	2.875%	5/15/28	53,665	58,914
United States Treasury Note/Bond	2.875%	8/15/28	53,510	58,844
United States Treasury Note/Bond	5.500%	8/15/28	895	1,178
United States Treasury Note/Bond	3.125%	11/15/28	52,149	58,562
United States Treasury Note/Bond	5.250%	11/15/28	14,810	19,292
United States Treasury Note/Bond	2.625%	2/15/29	53,308	57,715
United States Treasury Note/Bond	5.250%	2/15/29	15,313	20,062
United States Treasury Note/Bond	2.375%	5/15/29	53,859	57,208
United States Treasury Note/Bond	1.625%	8/15/29	65,682	65,394
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,204
United States Treasury Note/Bond	6.250%	5/15/30	570	822
United States Treasury Note/Bond	5.375%	2/15/31	8,005	11,037
United States Treasury Note/Bond	4.500%	2/15/36	11,513	15,881
United States Treasury Note/Bond	4.750%	2/15/37	11,922	17,093
United States Treasury Note/Bond	5.000%	5/15/37	403	595
United States Treasury Note/Bond	4.375%	2/15/38	3,592	4,984
United States Treasury Note/Bond	4.500%	5/15/38	6,100	8,602
United States Treasury Note/Bond	3.500%	2/15/39	8,461	10,605
United States Treasury Note/Bond	4.250%	5/15/39	10,883	14,996
United States Treasury Note/Bond	4.500%	8/15/39	14,684	20,897
United States Treasury Note/Bond	4.375%	11/15/39	11,686	16,401
United States Treasury Note/Bond	4.625%	2/15/40	20,860	30,211
United States Treasury Note/Bond	4.375%	5/15/40	14,750	20,758
United States Treasury Note/Bond	3.875%	8/15/40	10,115	13,380
United States Treasury Note/Bond	4.250%	11/15/40	10,317	14,328
United States Treasury Note/Bond	4.750%	2/15/41	15,338	22,691
United States Treasury Note/Bond	4.375%	5/15/41	7,450	10,537
United States Treasury Note/Bond	3.750%	8/15/41	12,000	15,649
United States Treasury Note/Bond	3.125%	11/15/41	13,128	15,657
United States Treasury Note/Bond	3.125%	2/15/42	15,773	18,819
United States Treasury Note/Bond	3.000%	5/15/42	11,950	13,981
United States Treasury Note/Bond	2.750%	8/15/42	18,522	20,811
United States Treasury Note/Bond	2.750%	11/15/42	17,810	20,003
United States Treasury Note/Bond	3.125%	2/15/43	23,361	27,883
United States Treasury Note/Bond	2.875%	5/15/43	31,064	35,646
United States Treasury Note/Bond	3.625%	8/15/43	27,265	35,193
United States Treasury Note/Bond	3.750%	11/15/43	31,564	41,551
United States Treasury Note/Bond	3.625%	2/15/44	38,238	49,471
United States Treasury Note/Bond	3.375%	5/15/44	36,112	45,022
United States Treasury Note/Bond	3.125%	8/15/44	27,526	33,010
United States Treasury Note/Bond	3.000%	11/15/44	36,546	42,970
United States Treasury Note/Bond	2.500%	2/15/45	34,008	36,633
United States Treasury Note/Bond	3.000%	5/15/45	20,139	23,733
United States Treasury Note/Bond	2.875%	8/15/45	35,817	41,306
United States Treasury Note/Bond	3.000%	11/15/45	6,428	7,589
United States Treasury Note/Bond	2.500%	2/15/46	31,339	33,768
United States Treasury Note/Bond	2.500%	5/15/46	41,805	45,058
United States Treasury Note/Bond	2.250%	8/15/46	40,562	41,627
United States Treasury Note/Bond	2.875%	11/15/46	36,710	42,509
United States Treasury Note/Bond	3.000%	2/15/47	11,500	13,640

United States Treasury Note/Bond	3.000%	5/15/47	45,822	54,349
United States Treasury Note/Bond	2.750%	8/15/47	32,138	36,406
United States Treasury Note/Bond	2.750%	11/15/47	34,982	39,649
United States Treasury Note/Bond	3.000%	2/15/48	41,704	49,549
United States Treasury Note/Bond	3.125%	5/15/48	37,817	45,995
United States Treasury Note/Bond	3.000%	8/15/48	41,009	48,813
United States Treasury Note/Bond	3.375%	11/15/48	35,236	44,931
United States Treasury Note/Bond	3.000%	2/15/49	36,934	44,073
United States Treasury Note/Bond	2.875%	5/15/49	28,776	33,591
United States Treasury Note/Bond	2.250%	8/15/49	30,330	31,226
				7,120,491
Agency Bonds and Notes (0.5%)
2 AID-Iraq	2.149%	1/18/22	1,100	1,109
2 AID-Israel	5.500%	12/4/23	375	432
2 AID-Israel	5.500%	4/26/24	1,400	1,631
2 AID-Jordan	2.503%	10/30/20	750	755
2 AID-Jordan	2.578%	6/30/22	320	328
2 AID-Jordan	3.000%	6/30/25	400	426
2 AID-Tunisia	2.452%	7/24/21	250	254
2 AID-Tunisia	1.416%	8/5/21	200	198
2 AID-Ukraine	1.471%	9/29/21	675	672
Federal Farm Credit Banks	1.680%	10/13/20	825	824
Federal Farm Credit Banks	2.550%	3/11/21	1,475	1,492
Federal Farm Credit Banks	2.230%	4/5/21	1,475	1,485
Federal Farm Credit Banks	3.050%	11/15/21	400	412
Federal Farm Credit Banks	1.770%	6/26/23	575	578
Federal Farm Credit Banks	3.500%	12/20/23	500	539
Federal Home Loan Banks	2.625%	10/1/20	8,000	8,061
Federal Home Loan Banks	5.250%	12/11/20	1,000	1,041
Federal Home Loan Banks	1.375%	2/18/21	1,600	1,592
Federal Home Loan Banks	5.625%	6/11/21	1,600	1,704
Federal Home Loan Banks	1.875%	7/7/21	3,610	3,622
Federal Home Loan Banks	1.125%	7/14/21	3,000	2,970
Federal Home Loan Banks	3.000%	10/12/21	7,000	7,184
Federal Home Loan Banks	1.875%	11/29/21	6,000	6,027
Federal Home Loan Banks	2.125%	6/10/22	700	709
Federal Home Loan Banks	2.125%	3/10/23	3,155	3,207
Federal Home Loan Banks	2.500%	2/13/24	3,515	3,650
Federal Home Loan Banks	2.875%	6/14/24	2,000	2,115
Federal Home Loan Banks	1.500%	8/15/24	1,990	1,980
Federal Home Loan Banks	5.375%	8/15/24	815	958
Federal Home Loan Banks	3.250%	11/16/28	1,965	2,193
Federal Home Loan Banks	5.500%	7/15/36	2,775	4,056
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,729
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	5,042
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	7,200	7,126
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,845
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,161
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	388
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,348
3 Federal National Mortgage Assn.	2.875%	10/30/20	1,890	1,911
3 Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,763
3 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,002
3 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,890
3 Federal National Mortgage Assn.	2.500%	4/13/21	3,000	3,034
3 Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,720
3 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,984

3	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,982
3	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,045
3	Federal National Mortgage Assn.	2.625%	1/11/22	720	735
3	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,031
3	Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,836
3	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,416
3	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,248
3	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,370
3	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,097
3	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,029
3	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,069
3	Federal National Mortgage Assn.	2.625%	9/6/24	660	692
3	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,159
3	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,933
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,083
3	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,047
3	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,251
3	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,879
	Private Export Funding Corp.	4.300%	12/15/21	175	185
	Private Export Funding Corp.	2.800%	5/15/22	200	206
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,220
	Private Export Funding Corp.	3.550%	1/15/24	725	779
	Private Export Funding Corp.	2.450%	7/15/24	525	541
	Private Export Funding Corp.	3.250%	6/15/25	175	188
	Tennessee Valley Authority	3.875%	2/15/21	905	930
	Tennessee Valley Authority	1.875%	8/15/22	425	427
	Tennessee Valley Authority	2.875%	9/15/24	954	1,005
	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,753
	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,061
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,958
	Tennessee Valley Authority	4.700%	7/15/33	575	742
	Tennessee Valley Authority	4.650%	6/15/35	500	636
	Tennessee Valley Authority	5.880%	4/1/36	285	413
	Tennessee Valley Authority	5.500%	6/15/38	225	323
	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,852
	Tennessee Valley Authority	5.375%	4/1/56	580	928
	Tennessee Valley Authority	4.625%	9/15/60	519	755
	Tennessee Valley Authority	4.250%	9/15/65	700	965
					197,916
Conventional Mortgage-Backed Securities (8.8%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	5,761	5,735
3,4	Fannie Mae Pool	2.500%	1/1/27–10/1/46	73,510	74,264
3,4,5	Fannie Mae Pool	3.000%	1/1/26–10/1/49	374,912	383,554
3,4,5	Fannie Mae Pool	3.500%	9/1/25–10/1/49	490,992	508,503
3,4,5	Fannie Mae Pool	4.000%	12/1/19–10/1/49	382,689	401,716
3,4,5	Fannie Mae Pool	4.500%	1/1/20–10/1/49	158,318	168,869
3,4,5	Fannie Mae Pool	5.000%	11/1/19–10/1/49	50,465	55,149
3,4	Fannie Mae Pool	5.500%	12/1/19–4/1/40	23,435	26,372
3,4	Fannie Mae Pool	6.000%	12/1/20–5/1/41	14,401	16,460
3,4	Fannie Mae Pool	6.500%	10/1/23–10/1/39	4,114	4,661
3,4	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,445	1,638
3,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	123	140
3,4	Fannie Mae Pool	8.000%	12/1/22–10/1/30	26	28
3,4	Fannie Mae Pool	8.500%	7/1/22–7/1/30	15	18
3,4	Fannie Mae Pool	9.000%	7/1/22–6/1/26	6	7
3,4	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,116	3,122

3,4	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	60,515	61,141
3,4	Freddie Mac Gold Pool	3.000%	10/1/24–3/1/47	191,468	196,353
3,4	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	257,630	267,511
3,4	Freddie Mac Gold Pool	4.000%	12/1/19–5/1/49	185,610	195,061
3,4	Freddie Mac Gold Pool	4.500%	10/1/19–1/1/49	66,388	71,068
3,4	Freddie Mac Gold Pool	5.000%	1/1/20–1/1/49	16,474	17,944
3,4	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	12,560	14,033
3,4	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	6,720	7,608
3,4	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,708	1,893
3,4	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	484	555
3,4	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	76	83
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	55	62
3,4	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	7	7
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	5	5
3,4	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
3,4	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
4	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	11,108	11,425
4,5	Ginnie Mae I Pool	3.500%	11/15/25–10/1/49	12,728	13,267
4	Ginnie Mae I Pool	4.000%	10/15/24–10/1/49	17,179	18,115
4,5	Ginnie Mae I Pool	4.500%	9/15/20–10/1/49	17,101	18,429
4	Ginnie Mae I Pool	5.000%	1/15/20–4/15/41	9,797	10,697
4	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	4,743	5,178
4	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	2,868	3,171
4	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	978	1,047
4	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	406	459
4	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	112	128
4	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	81	92
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	13	17
4	Ginnie Mae I Pool	9.000%	1/15/20–10/15/26	6	6
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	9,382	9,503
4,5	Ginnie Mae II Pool	3.000%	2/20/27–10/1/49	204,197	210,377
4,5	Ginnie Mae II Pool	3.500%	9/20/25–10/1/49	364,316	380,189
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/49	248,364	260,444
4,5	Ginnie Mae II Pool	4.500%	11/20/35–10/1/49	126,141	133,041
4,5	Ginnie Mae II Pool	5.000%	6/20/33–10/1/49	42,844	46,043
4	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	5,381	6,031
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,157	2,480
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	643	747
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	94	112
4	UMBS Pool	3.000%	6/1/30–1/1/48	9,532	9,749
4	UMBS Pool	3.500%	7/1/49–9/1/49	15,559	16,168
4	UMBS Pool	4.000%	5/1/47–9/1/49	28,332	30,119
4	UMBS Pool	4.500%	8/1/48–8/1/49	28,584	30,473
4	UMBS Pool	5.000%	3/1/49	5,885	6,474
4,5	UMBS TBA	3.000%	6/1/34–11/1/49	5,025	5,096
4,5	UMBS TBA	3.500%	10/1/34	11,520	11,912
4,5	UMBS TBA	4.000%	10/1/34	7,750	8,062
4	UMBS TBA	4.500%	7/1/49–8/1/49		—
4	UMBS TBA	5.000%	8/1/49		—
					3,732,612
Nonconventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	2.123%	3/1/43	379	379
3,4	Fannie Mae Pool	2.268%	7/1/43	437	439
3,4	Fannie Mae Pool	2.441%	9/1/43	47	47
3,4	Fannie Mae Pool	3.369%	8/1/42	165	165
3,4	Fannie Mae Pool	3.451%	4/1/41	54	54

3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.290%	4.239%	12/1/41	75	77
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.310%	3.806%	9/1/37	113	116
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.510%	4.250%	7/1/36	17	18
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.553%	4.428%	12/1/33	24	25
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.623%	4.748%	2/1/36	30	30
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.625%	4.157%	8/1/35	58	62
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.627%	4.752%	3/1/38	6	6
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.635%	4.510%	11/1/36	45	48
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.660%	4.087%	9/1/40	9	9
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.665%	4.415%	6/1/36	4	4
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.679%	4.436%	10/1/37	49	51
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.679%	4.508%	1/1/42	94	97
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.687%	4.493%	6/1/42	261	273
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.991%	9/1/42	114	119
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.496%	10/1/39	30	31
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.622%	5/1/40	26	27
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.695%	4.320%	7/1/39	9	9
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.698%	4.423%	8/1/40	13	14
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	4.636%	12/1/40	48	51
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.705%	4.570%	11/1/39	15	16
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.717%	4.752%	1/1/37	42	44
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.723%	2.798%	10/1/42	79	84
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.728%	4.476%	9/1/34	21	22
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.744%	4.528%	11/1/39	41	43
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.746%	4.506%	7/1/41	94	100
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.750%	4.489%	10/1/40	17	18
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.771%	4.769%	5/1/42	40	42
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.773%	4.652%	6/1/41	18	19

3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.780%	4.905%	2/1/41	35	37
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.795%	4.841%	3/1/42	106	112
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.799%	4.514%	3/1/42	89	95
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.552%	12/1/39	38	40
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.805%	4.680%	11/1/41	66	70
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	4.685%	11/1/39–10/1/40	51	53
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	4.810%	11/1/33–12/1/40	41	43
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.645%	11/1/41	50	53
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.787%	1/1/42	63	66
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.682%	12/1/41	49	52
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.690%	11/1/40–12/1/40	46	48
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.693%	5/1/41	55	58
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.940%	2/1/41	27	29
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	4.717%	12/1/40	24	25
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	4.878%	3/1/41	64	67
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.822%	4.903%	2/1/41	26	27
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.825%	4.499%	9/1/40	67	71
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.825%	4.825%	3/1/41	49	52
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.830%	4.580%	6/1/41	61	64
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.835%	4.859%	1/1/40	64	66
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.840%	4.403%	8/1/39	22	23
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.861%	4.745%	5/1/40	12	13
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.880%	4.637%	11/1/34	40	42
3,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.909%	4.784%	4/1/37	38	40
3,4,6	Fannie Mae Pool, 1YR CMT + 2.155%	4.780%	12/1/37	64	66
3,4,6	Fannie Mae Pool, 1YR CMT + 2.313%	5.029%	1/1/35	45	48
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.028%	3.745%	4/1/37	28	29
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.530%	4.412%	12/1/43	176	190
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.585%	2.487%	6/1/43	217	220

3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.638%	4.414%	8/1/39	78	80
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.656%	4.030%	10/1/42	134	137
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.700%	4.531%	7/1/37	18	19
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.708%	3.543%	9/1/43	211	216
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.722%	4.726%	5/1/42	170	178
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.786%	4.587%	7/1/42	82	89
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.800%	4.674%	2/1/42	340	362
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.840%	4.157%	8/1/37	33	34
3,4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.861%	4.679%	2/1/42	96	102
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 0.985%	3.735%	10/1/37	4	5
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.565%	4.574%	3/1/37	5	5
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.625%	4.625%	1/1/38	4	4
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	4.235%	11/1/43	155	161
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	4.515%	5/1/42	16	16
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	4.522%	12/1/36	29	31
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.660%	4.476%	10/1/37	22	23
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.679%	4.303%	9/1/37	84	86
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.695%	4.767%	2/1/37	17	18
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.727%	4.741%	1/1/35	4	5
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.743%	4.617%	12/1/36	15	16
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.745%	4.741%	12/1/40	80	83
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.625%	5/1/38	3	3
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.684%	12/1/41	55	58
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.796%	4.703%	12/1/34	18	18
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.834%	4.707%	12/1/35	31	33
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.844%	4.456%	3/1/42	82	87
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.863%	4.830%	2/1/42	22	23
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.630%	6/1/40	23	24

3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.722%	6/1/41	23	24
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.755%	5/1/40–11/1/40	28	30
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.756%	6/1/40	16	16
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.880%	12/1/40	9	9
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.979%	1/1/41	42	44
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	5.005%	3/1/41	13	14
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.889%	4.959%	2/1/42	58	58
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.895%	4.534%	9/1/40	81	85
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.730%	6/1/40	30	31
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.775%	11/1/40	23	24
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	4.926%	1/1/41	10	11
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	5.035%	2/1/41	57	61
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.977%	4.851%	5/1/37	101	105
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.000%	4.750%	7/1/35	7	7
3,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	5.210%	3/1/38	5	5
3,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.738%	11/1/34	33	35
3,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.750%	5/1/36	21	22
3,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.991%	2/1/36	24	25
3,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.409%	5.057%	10/1/36	30	32
3,4,6	Freddie Mac Non Gold Pool, 6M USD
	LIBOR + 1.665%	4.226%	1/1/37	58	61
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	7/20/41–8/20/41	314	325
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	504	522
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	7/20/38–3/20/43	850	882
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.125%	10/20/38–12/20/43	969	1,000
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	31	32
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.625%	11/20/40	11	11
					9,725
Total U.S. Government and Agency Obligations (Cost $10,677,293)					11,060,744
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	415	415
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	126
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	150	151
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	153
4	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	1,125	1,131
4	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	125	126
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,815

4 Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	485
4 American Express Credit Account Master
Trust 2017-1	1.930%	9/15/22	1,075	1,074
4 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	2,600	2,596
4 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	1,600	1,602
4 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	975	988
4 American Express Credit Account Master
Trust 2018-1	2.670%	10/17/22	1,200	1,203
4 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	1,075	1,117
4 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	1,350	1,373
4 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	500	513
4 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	236	235
4 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	400	403
4 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	244	248
4 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	150	154
4 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	375	381
4 BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,074
4 BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,022
4 BA Credit Card Trust 2019-A1	1.740%	1/15/25	750	748
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	175	183
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	300	323
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	1,080	1,166
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	420	448
4 BANK 2017 - BNK4	3.625%	5/15/50	800	868
4 BANK 2017 - BNK5	3.390%	6/15/60	700	749
4 BANK 2017 - BNK5	3.624%	6/15/60	350	373
4 BANK 2017 - BNK6	3.518%	7/15/60	980	1,059
4 BANK 2017 - BNK6	3.741%	7/15/60	780	849
4 BANK 2017 - BNK7	3.175%	9/15/60	450	474
4 BANK 2017 - BNK7	3.435%	9/15/60	275	296
4 BANK 2017 - BNK7	3.748%	9/15/60	300	322
4 BANK 2017 - BNK8	3.488%	11/15/50	600	647
4 BANK 2017 - BNK8	3.731%	11/15/50	100	108
4 BANK 2017 - BNK9	3.279%	11/15/54	600	639
4 BANK 2017 - BNK9	3.538%	11/15/54	600	650
4 BANK 2018 - BN10	3.641%	2/15/61	125	134
4 BANK 2018 - BN10	3.688%	2/15/61	850	929
4 BANK 2018 - BN10	3.898%	2/15/61	150	165
4 BANK 2018 - BN11	4.046%	3/15/61	400	449
4 BANK 2018 - BN12	4.255%	5/15/61	500	568
4 BANK 2018 - BN12	4.491%	5/15/61	150	169
4 BANK 2018 - BN13	4.217%	8/15/61	225	255

4	BANK 2018 - BN14	4.128%	9/15/60	350	375
4	BANK 2018 - BN14	4.231%	9/15/60	650	738
4	BANK 2018 - BN14	4.481%	9/15/60	175	199
4	BANK 2018 - BN15	4.407%	11/15/61	470	543
4	BANK 2019 - BN16	4.005%	2/15/52	275	310
4	BANK 2019 - BN17	3.714%	4/15/52	360	399
4	BANK 2019 - BN17	3.976%	4/15/52	75	83
4	BANK 2019 - BN18	3.584%	5/15/62	1,565	1,719
4	BANK 2019 - BN18	3.826%	5/15/62	200	219
4	BANK 2019 - BN19	3.183%	8/15/61	1,150	1,226
4,7	BANK 2019 - BN21	2.851%	10/15/52	1,520	1,566
4,7	BANK 2019 - BN21	3.093%	10/15/52	300	309
4	Bank Of America Credit Card Trust 2018-
	A2	3.000%	9/15/23	1,750	1,779
4	Bank of Nova Scotia	1.875%	4/26/21	600	599
4	BANK_19-BN20-A3	3.011%	9/15/61	725	764
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,275
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	349
4	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	572
4	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	225	246
4	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	1,150	1,200
4	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	100	104
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP26	5.513%	1/12/45	49	49
4	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	450	491
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	200	218
4	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	450	470
4	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	980	1,085
4	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	625	689
4	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	400	420
4	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,119
4	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	2,000	2,255
4	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	500	562
4	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	675	767
4	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	375	402
4	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	450	513
4	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	125	143
4	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	25	29
4	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	600	686
4	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	200	230
4	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	300	331
4	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	125	138
4	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	1,175	1,285
4	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	310	339
§,4	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	1,150	1,184
4	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	261	294
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	183	183
4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	650	651
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	126
4	Cantor Commercial Real Estate Lending
	2019-CF1	3.786%	5/15/52	65	72
4,7	Cantor Commercial Real Estate Lending
	2019-CF2	2.874%	11/15/52	550	566
4	Capital Auto Receivables Asset Trust 2016-
	3	1.690%	3/20/21	56	56
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	475	481
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	150	153

4 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	875	875
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	600	601
4 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	650	650
4 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	700	699
4 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	700	709
4 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	1,125	1,125
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	925	937
4 Capital One Multi-Asset Execution Trust
2018-A1	3.010%	2/15/24	500	509
4 Capital One Multi-Asset Execution Trust
2019-A1	2.840%	12/15/24	325	332
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	37	37
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	96	96
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	67	67
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	115
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	325
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	227
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	351
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	102
4 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	304
4 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	205
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	641
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	646
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	69
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	544
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	141
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	538
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	323
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	263
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	510
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	296
4 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	657
4 CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	775	807
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	824
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	425	461
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	550	580
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	400	424
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	950	998
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	300	322
4 Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,325
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	911
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	599
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	697

4 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	2,350	2,381
4 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	750	760
4 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	775	780
4 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	1,900	1,914
4 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	2,000	2,102
4 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	582	596
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	103
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	100	104
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	225	243
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	350	378
4 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	63	65
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	275	295
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	100	109
4 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	100	110
4 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	68	70
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	125	134
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	125	135
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	200	214
4 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	150	160
4 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	300	320
4 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	650	693
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	800	835
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	325	341
4 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	132	132
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.192%	4/10/48	650	682
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.758%	4/10/48	318	332
4 Citigroup Commercial Mortgage Trust
2015-GC31	3.762%	6/10/48	350	378
4 Citigroup Commercial Mortgage Trust
2015-GC33	3.778%	9/10/58	425	460

4	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	225	233
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	425	449
4	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	800	861
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	250	259
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	800	859
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	200	214
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	600	645
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	150	162
4	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	150	158
4	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	1,200	1,341
4	Citigroup Commercial Mortgage Trust
	2019-GC41	2.869%	8/10/56	975	1,014
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	148
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	195
4,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	232
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	348	353
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	172
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	172	177
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	277
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	354
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	215
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	8	8
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	105	108
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	184
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	133
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	80
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	43	45
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	485
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	162
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	189
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	117	121
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	234
4	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	365	391
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	246
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	283
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	158
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	118	118
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	296
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	352
4	COMM 2014-CCRE14 Mortgage Trust	4.787%	2/10/47	175	190
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	97
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	101	104
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	225
4	COMM 2014-CCRE15 Mortgage Trust	4.848%	2/10/47	105	115
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	94	97
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	295

4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	106
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	161	166
4 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	134
4 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	161
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	696
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	161
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	592	625
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	348
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	43	43
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	189
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	18	18
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	69	71
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	215
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	61
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	39
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	372
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	239
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	177
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	536
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	209	209
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	438
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	852
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	241
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	191	191
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	604
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	211
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	258
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	398
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	186
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	458
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	910
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	416
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	428
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	77
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	444
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	211
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	649
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	523
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	400	424
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	200	213
4 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	175	186
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.504%	6/15/57	550	583
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.849%	6/15/57	225	238
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.448%	8/15/48	327	339
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.718%	8/15/48	425	456
4 CSAIL 2015-C3 Commercial Mortgage
Trust	4.250%	8/15/48	200	213
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.617%	11/15/48	200	209

4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	325	352
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	800	854
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	800	852
4	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	575	618
4	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	250	267
4	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	1,200	1,333
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	250	283
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	975	1,095
4	CSAIL 2019-C16 Commercial Mortgage
	Trust	3.329%	6/15/52	1,125	1,210
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	317
4	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	337
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	640
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	159
4	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	1,050	1,049
4	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	825	827
4	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	800	810
4	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	1,000	1,033
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	145	145
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	475	478
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	418	426
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	712	727
3,4	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	718	728
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	7	7
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	324	326
3,4	Fannie Mae-Aces 2014-M1	3.321%	7/25/23	1,337	1,394
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	886	895
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	90	90
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	494
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	476	500
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	656
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	679	685
3,4	Fannie Mae-Aces 2014-M7	3.385%	6/25/24	1,060	1,126
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	113	113
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	682
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	812
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,096
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	371
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	850	882
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,068
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	696	721
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	412
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	421	424
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	770
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	282	285

3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	857
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	910
3,4	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	950	979
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	676	681
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	415
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	410
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	814
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	611
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	197	198
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	306
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,309
3,4	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	1,200	1,220
3,4	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	440	451
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	540
3,4	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	1,250	1,326
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	1,150	1,217
3,4	Fannie Mae-Aces 2017-M2	2.894%	2/25/27	1,200	1,249
3,4	Fannie Mae-Aces 2017-M3	2.566%	12/25/26	1,500	1,530
3,4	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	1,200	1,232
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	709
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,653
3,4	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	850	954
3,4	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	475	525
3,4	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	1,000	1,016
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	1,425	1,495
3,4	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	720	764
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	400	424
3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	1,005
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	575	636
3,4	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	875	974
3,4	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	775	840
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	975	1,053
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	475	504
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,695	1,726
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	800	815
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	509	519
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	1,396	1,415
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	1,140	1,147
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	100	101
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	915	923
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	1,275	1,293
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	1,275	1,298
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	1,250	1,299
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	542	547
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	1,260	1,312

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	585	596
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	681	692
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	1,208	1,269
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	1,375	1,449
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	50	53
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	232	234
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	1,275	1,345
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	172	174
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	850	897
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	297	303
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	1,025	1,082
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	1,000	1,053
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	147	148
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	700	722
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	149	151
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	600	630
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	337	341
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	675	707
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	650	688
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	173	177
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	525	559
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	825	877
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	450	472
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	750	800
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	450	476
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	275	289
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	700	728
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	1,000	1,037

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	575	591
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	1,025	1,057
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	500	519
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	800	849
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	1,000	1,075
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	2,000	2,153
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	2,400	2,597
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	1,775	1,922
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	1,300	1,393
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	915	982
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	600	639
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	500	538
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	875	939
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	275	297
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	400	431
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	450	491
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	675	748
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	4/25/28	1,575	1,777
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K081	3.900%	8/25/28	700	792
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K082	3.920%	9/25/28	550	624
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K084	3.780%	10/25/28	1,250	1,400
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K085	4.060%	10/25/28	625	714
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K087	3.591%	10/25/27	98	105
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K088	3.690%	1/25/29	1,175	1,319
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K089	3.563%	1/25/29	475	529
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K092	3.298%	4/25/29	975	1,067
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K094	2.903%	6/25/29	1,150	1,227
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K095	2.785%	6/25/29	1,150	1,217

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K096	2.519%	7/25/29	1,000	1,039
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1511	3.470%	3/25/31	375	416
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1511	3.542%	3/25/34	950	1,063
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	400	422
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	1,600	1,761
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	900	955
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	400	455
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	850	969
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	5/25/33	275	320
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	8/25/33	375	437
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	337	337
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	233	233
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	1,838	1,837
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	1,593	1,602
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	81	80
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	1,400	1,419
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	1,300	1,318
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	322	323
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	800	812
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	300	301
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	1,000	1,067
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K734	3.208%	2/25/26	1,565	1,663
3,4	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	800	837
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	500	543
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	1,000	1,103
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/28	500	563
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	1,000	1,132
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	294	318

3,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	800	907
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K087	3.771%	12/25/28	800	900
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K090	3.422%	2/25/29	900	993
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	150	166
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	200	219
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.718%	1/25/31	300	338
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.794%	1/25/34	500	572
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	466	469
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	525	532
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	500	507
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	1,000	1,036
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	1,200	1,245
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	1,500	1,553
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	800	826
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	1,175	1,224
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/25/24	96	100
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	1,200	1,282
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	1,000	1,080
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K735	2.862%	5/25/26	2,000	2,090
3,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	800	847
3,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.505%	3/25/29	300	333
3,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	2.982%	5/25/29	1,650	1,768
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	550	556
4	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	175	178
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	550	552
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	101
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	800	807
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	254
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	250	253
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	127
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	177	176
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	275
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	390	389
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	80
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,352	1,351

4 Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	684
4 Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	282
4 Ford Credit Floorplan Master Owner Trust
A Series 2017-2	2.160%	9/15/22	700	700
4 Ford Credit Floorplan Master Owner Trust
A Series 2017-3	2.480%	9/15/24	720	729
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-1	2.950%	5/15/23	1,000	1,014
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-2	3.170%	3/15/25	900	929
4 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	488	488
4 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	125	125
4 GM Financial Automobile Leasing Trust
2018-2	3.060%	6/21/21	200	201
4 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	75	76
4 GM Financial Automobile Leasing Trust
2019-2	2.670%	3/21/22	275	278
4 GM Financial Automobile Leasing Trust
2019-2	2.720%	3/20/23	125	126
4 GM Financial Consumer Automobile 2018-
2	2.810%	12/16/22	475	479
4 GM Financial Consumer Automobile 2018-
2	3.020%	12/18/23	400	409
4 GS Mortgage Securities Corporation II
2013-GC10	2.943%	2/10/46	246	253
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	148
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	764
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	352	358
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	322	328
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	95
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	284
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	122
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	105	109
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	724
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	86	89
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	135
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,101
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	291
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	164	169
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	160
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	511
4 GS Mortgage Securities Trust 2014-GC24	4.646%	9/10/47	125	132
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	258
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	853
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	134
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	132
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	528
4 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	300
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	477
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	444
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	189
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	414
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	427
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	313

4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	801
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	295
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	212
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	679
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	270
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	642
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,056
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	281
4 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	400	438
4 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	275	290
4 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	550	584
4 GS Mortgage Securities Trust 2019-GS4	3.000%	9/1/52	1,125	1,183
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	689	688
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	279	279
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	304	304
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	824	828
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	275	279
4 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	275	278
4 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	200	205
4 Honda Auto Receivables 2018-4 Owner
Trust	2.520%	6/21/23	665	672
4 Honda Auto Receivables 2018-4 Owner
Trust	2.540%	3/21/25	125	127
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	82	82
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	249
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	252
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	332
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	397	409
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,362	1,386
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	422	431
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	150
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	112
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	120	123
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	212
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	322
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	162
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.130%	12/15/46	150	164
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	690

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	80
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	355
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	1,010
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	434
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	351
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	176	179
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	400	430
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,578
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	128
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.176%	7/15/45	81	86
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	184	190
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	845
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	235
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	51	53
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	466
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	295
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	159	165
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	674
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	135
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.055%	1/15/47	188	205
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	510
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	100
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.973%	2/15/47	113	122
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	2	2
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	230
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	241
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	187
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	101	104

4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	107
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	80
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	696
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	187
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	344
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	202
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	58	58
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	160
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	318
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	801
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	214
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	148	148
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	360	382
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	212
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	211
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	255	255
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	418
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	228
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	283	283
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	524
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	105
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	277	277
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	222
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	374
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	442
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	460
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	218
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	212

4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	236
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	441
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	456
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	325
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	338
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,363
4 JPMCC Commercial Mortgage Securities
Trust 2019-COR5	3.386%	6/13/52	850	918
4 JPMCC Commercial Mortgage Securities
Trust 2019-COR5	3.669%	6/13/52	75	81
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	315
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	158
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	2,177
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	459
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	275	295
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.712%	10/15/50	175	188
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	1,000	1,133
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	125	141
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	296	296
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	75
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	175	179
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.218%	7/15/46	1,600	1,705
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.299%	8/15/46	240	256
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.499%	8/15/46	120	128
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	445	478
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	2	2
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	300	320
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.919%	11/15/46	150	162
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	179	183
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	36	37
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	225	231

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	100	103
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	150	154
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	125	130
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	272	276
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	375	402
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.910%	2/15/47	150	163
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	71	73
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	325	347
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.496%	6/15/47	125	134
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	21	21
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	100	107
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.633%	10/15/47	125	134
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	18	17
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	225	232
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	275	292
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	200	205
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	725	759
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	425	436
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	325	343
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	200	209
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	225	225
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	150	155
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	450	484
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	475	495
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	250	268
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	275	286
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	300	320
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	200	208

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	250	270
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	300	312
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	800	856
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	800	825
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	950	994
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	800	870
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	325	353
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,081
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	400	433
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	400	422
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	575	620
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	664
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	232
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	324
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	418
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	333
4 Morgan Stanley Capital I Trust 2016-
UBS11	2.782%	8/15/49	800	818
4 Morgan Stanley Capital I Trust 2016-
UBS12	3.596%	12/15/49	825	889
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	592
4 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	1,050	1,136
4 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	125	134
4 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	708
8 National Australia Bank Ltd.	2.250%	3/16/21	625	627
4 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	144	144
4 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	75
4 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	41	41
4 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	110	110
4 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	62	62
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	275	273
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	445	444
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	259	259
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	525	527
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	400	407
4 Nissan Auto Receivables 2019-B Owner
Trust	2.500%	11/15/23	550	557

4 Nissan Auto Receivables 2019-B Owner
Trust	2.540%	12/15/25	150	153
4 Public Service New Hampshire Funding
LLC 2018-1	3.094%	2/1/26	156	159
4 Public Service New Hampshire Funding
LLC 2018-1	3.506%	8/1/28	100	108
4 Public Service New Hampshire Funding
LLC 2018-1	3.814%	2/1/35	225	254
Royal Bank of Canada	2.100%	10/14/20	3,950	3,951
Royal Bank of Canada	2.300%	3/22/21	650	652
4 Santander Drive Auto Receivables Trust
2018-2	2.750%	9/15/21	40	40
4 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	250	250
4 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	250	252
4 Santander Drive Auto Receivables Trust
2018-3	3.030%	2/15/22	86	86
4 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	150	151
4 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	250	253
4 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,230
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	1,162	1,166
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	675	687
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	1,200	1,217
4 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	1,175	1,236
4 TIAA Seasoned Commercial Mortgage
Trust 2007-C4	5.483%	8/15/39	6	6
8 Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,009
4 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	167	167
4 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	10	10
4 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	175	175
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	950	950
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	550	551
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	175	177
4 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	475	480
4 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	100	103
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	855
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	374
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	643
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	161
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	774
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	322
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	504

4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	647
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	282
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	429
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	652
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	355
4 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,000	1,136
4 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	542
4 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	175	187
4 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	686
4 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	114
4 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,127
4 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	660
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	654
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,332
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	357
4 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	438
4 UBS Commercial Mortgage Trust 2019-C17	2.921%	9/15/52	450	463
4 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	1,000	1,020
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	299
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	181
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	78
4 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	800	912
4 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	1,200	1,347
4 UBS-Barclays Commercial Mortgage Trust
2019-C16	3.887%	4/15/52	125	138
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	200	202
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	100	102
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	216	220
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	2	2
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	94	97
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	900	960
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	53
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	161	161
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	300	303
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	422
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	211
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	400	409
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	209

4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	183
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	927	963
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	665
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	125
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	255	264
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	669
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	115
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	853	892
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	208
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	183
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	298
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	245
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	175	175
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	125	127
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	183
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	342
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	217
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	770	829
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	535
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	227
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	508
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	159
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	340
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	355
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	359
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	636
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	854	916
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	242	259

4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	725	775
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	400	429
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	400	425
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	600	649
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	150	163
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,000	1,074
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,300
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,200	1,298
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,200	1,334
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	200	221
4 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	775	875
4 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	1,000	1,127
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	475	535
4 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	975	1,098
4 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	575	635
4 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	350	364
4 Wells Fargo Commercial Mortgate Trust
2018-C47	4.442%	9/15/61	1,075	1,236
4 Wells Fargo Commercial Mortgate Trust
2019-C51	3.311%	6/15/52	780	837
4 Wells Fargo Commercial Mortgate Trust
2019-C52	2.892%	8/15/52	1,150	1,195
4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	612
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	450	459
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	300	309
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	250	260
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	175	179
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	319	326
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	258
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	112
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	54

4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	228
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	46
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	415
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	208
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	131	135
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	694
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	170
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	147	152
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	194
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	313
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	84	86
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	107
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	107
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	109
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	1	1
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	203
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,546
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	54
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.850%	12/15/46	75	82
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	6	6
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	152
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	187
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.897%	3/15/46	50	55
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	45	47
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	64	65
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	188
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	54
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	93	96

4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	125	134
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.176%	5/15/47	125	134
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	425	452
4	WFRBS Commercial Mortgage Trust 2014-
	C22	3.752%	9/15/57	650	694
4	WFRBS Commercial Mortgage Trust 2014-
	C22	4.371%	9/15/57	100	107
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.636%	10/15/57	249	258
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	125	134
4	WFRBS Commercial Mortgage Trust 2014-
	C23	4.210%	10/15/57	75	81
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	3	3
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	265	273
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	725	778
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	300	321
4	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	625	626
4	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	775	785
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	132	132
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $435,799)					452,939
Corporate Bonds (10.8%)
Finance (3.4%)
	Banking (2.4%)
	American Express Co.	2.200%	10/30/20	800	800
	American Express Co.	3.000%	2/22/21	600	608
	American Express Co.	3.700%	11/5/21	1,000	1,033
	American Express Co.	2.750%	5/20/22	1,000	1,015
	American Express Co.	2.500%	8/1/22	2,400	2,425
	American Express Co.	2.650%	12/2/22	1,500	1,523
	American Express Co.	3.400%	2/27/23	1,200	1,245
	American Express Co.	3.700%	8/3/23	1,500	1,580
	American Express Co.	3.400%	2/22/24	1,000	1,046
	American Express Co.	2.500%	7/30/24	900	907
	American Express Co.	3.000%	10/30/24	1,200	1,238
	American Express Co.	3.625%	12/5/24	750	794
	American Express Co.	3.125%	5/20/26	1,200	1,246
	American Express Co.	4.050%	12/3/42	121	140
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,062
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,372
	American Express Credit Corp.	3.300%	5/3/27	1,960	2,086
	Associated Bank NA	3.500%	8/13/21	250	255
	Australia & New Zealand Banking Group
	Ltd.	2.250%	11/9/20	1,000	1,003
	Australia & New Zealand Banking Group
	Ltd.	2.700%	11/16/20	800	806
	Australia & New Zealand Banking Group
	Ltd.	2.300%	6/1/21	2,300	2,306

Australia & New Zealand Banking Group
Ltd.	2.550%	11/23/21	300	303
Australia & New Zealand Banking Group
Ltd.	2.625%	5/19/22	250	254
Australia & New Zealand Banking Group
Ltd.	2.625%	11/9/22	1,750	1,780
Australia & New Zealand Banking Group
Ltd.	3.700%	11/16/25	750	809
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	1,950	1,963
Banco Santander SA	3.848%	4/12/23	1,200	1,248
Banco Santander SA	2.706%	6/27/24	400	404
Banco Santander SA	5.179%	11/19/25	1,700	1,871
Banco Santander SA	4.250%	4/11/27	1,600	1,717
Banco Santander SA	3.800%	2/23/28	200	209
Banco Santander SA	4.379%	4/12/28	200	218
Banco Santander SA	3.306%	6/27/29	500	515
Bank of America Corp.	2.625%	10/19/20	550	554
Bank of America Corp.	2.151%	11/9/20	500	500
Bank of America Corp.	2.625%	4/19/21	2,090	2,109
4 Bank of America Corp.	2.369%	7/21/21	1,155	1,157
4 Bank of America Corp.	2.328%	10/1/21	2,500	2,502
4 Bank of America Corp.	2.738%	1/23/22	1,300	1,309
4 Bank of America Corp.	3.499%	5/17/22	1,000	1,019
Bank of America Corp.	2.503%	10/21/22	1,850	1,863
Bank of America Corp.	3.300%	1/11/23	5,400	5,578
4 Bank of America Corp.	3.124%	1/20/23	410	417
4 Bank of America Corp.	2.881%	4/24/23	1,375	1,394
4 Bank of America Corp.	2.816%	7/21/23	3,000	3,038
Bank of America Corp.	4.100%	7/24/23	1,425	1,522
Bank of America Corp.	3.004%	12/20/23	6,882	7,018
Bank of America Corp.	4.125%	1/22/24	1,400	1,507
4 Bank of America Corp.	3.550%	3/5/24	2,935	3,051
Bank of America Corp.	4.000%	4/1/24	1,316	1,411
4 Bank of America Corp.	3.864%	7/23/24	625	657
Bank of America Corp.	4.200%	8/26/24	3,425	3,673
Bank of America Corp.	4.000%	1/22/25	4,240	4,502
4 Bank of America Corp.	3.458%	3/15/25	2,000	2,086
Bank of America Corp.	3.950%	4/21/25	1,500	1,590
4 Bank of America Corp.	3.093%	10/1/25	2,500	2,571
4 Bank of America Corp.	3.366%	1/23/26	1,300	1,356
Bank of America Corp.	4.450%	3/3/26	1,650	1,798
Bank of America Corp.	3.500%	4/19/26	830	880
Bank of America Corp.	4.250%	10/22/26	1,700	1,838
4 Bank of America Corp.	3.559%	4/23/27	2,575	2,714
Bank of America Corp.	3.248%	10/21/27	2,025	2,107
Bank of America Corp.	4.183%	11/25/27	1,690	1,817
4 Bank of America Corp.	3.824%	1/20/28	2,450	2,640
4 Bank of America Corp.	3.705%	4/24/28	1,900	2,022
4 Bank of America Corp.	3.593%	7/21/28	1,500	1,579
Bank of America Corp.	3.419%	12/20/28	5,357	5,583
4 Bank of America Corp.	3.970%	3/5/29	1,425	1,544
4 Bank of America Corp.	4.271%	7/23/29	4,275	4,746
4 Bank of America Corp.	3.974%	2/7/30	500	548
4 Bank of America Corp.	3.194%	7/23/30	2,000	2,058
Bank of America Corp.	6.110%	1/29/37	1,010	1,323
4 Bank of America Corp.	4.244%	4/24/38	2,525	2,893
Bank of America Corp.	7.750%	5/14/38	2,075	3,160

4 Bank of America Corp.	4.078%	4/23/40	3,000	3,345
Bank of America Corp.	5.875%	2/7/42	1,350	1,871
Bank of America Corp.	5.000%	1/21/44	1,950	2,469
Bank of America Corp.	4.875%	4/1/44	550	686
Bank of America Corp.	4.750%	4/21/45	350	422
4 Bank of America Corp.	4.443%	1/20/48	625	744
4 Bank of America Corp.	3.946%	1/23/49	1,175	1,318
4 Bank of America Corp.	4.330%	3/15/50	1,700	2,003
Bank of America NA	6.000%	10/15/36	600	820
Bank of Montreal	3.100%	4/13/21	1,545	1,571
Bank of Montreal	1.900%	8/27/21	1,500	1,497
Bank of Montreal	2.900%	3/26/22	2,350	2,393
Bank of Montreal	2.350%	9/11/22	137	138
Bank of Montreal	2.550%	11/6/22	313	317
Bank of Montreal	3.300%	2/5/24	1,000	1,042
Bank of Montreal	2.500%	6/28/24	800	808
4 Bank of Montreal	4.338%	10/5/28	400	421
4 Bank of Montreal	3.803%	12/15/32	2,400	2,475
Bank of New York Mellon Corp.	2.450%	11/27/20	750	753
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	2,002
Bank of New York Mellon Corp.	3.550%	9/23/21	125	129
Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,393
Bank of New York Mellon Corp.	2.950%	1/29/23	850	872
Bank of New York Mellon Corp.	3.500%	4/28/23	625	654
4 Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,290
Bank of New York Mellon Corp.	3.450%	8/11/23	525	550
Bank of New York Mellon Corp.	2.200%	8/16/23	825	828
Bank of New York Mellon Corp.	3.650%	2/4/24	150	159
Bank of New York Mellon Corp.	3.250%	9/11/24	600	629
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,229
Bank of New York Mellon Corp.	2.450%	8/17/26	500	503
Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,583
Bank of New York Mellon Corp.	3.400%	1/29/28	600	639
4 Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,272
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,031
Bank of New York Mellon Corp.	3.300%	8/23/29	500	524
Bank of Nova Scotia	2.350%	10/21/20	250	250
Bank of Nova Scotia	4.375%	1/13/21	105	108
Bank of Nova Scotia	2.800%	7/21/21	1,375	1,391
Bank of Nova Scotia	2.700%	3/7/22	3,000	3,051
Bank of Nova Scotia	2.375%	1/18/23	2,250	2,266
Bank of Nova Scotia	3.400%	2/11/24	500	523
Bank of Nova Scotia	4.500%	12/16/25	1,250	1,361
Bank of Nova Scotia	2.700%	8/3/26	425	431
Barclays Bank plc	5.140%	10/14/20	105	107
Barclays Bank plc	2.650%	1/11/21	1,000	1,003
Barclays plc	3.250%	1/12/21	1,000	1,013
Barclays plc	3.200%	8/10/21	850	858
Barclays plc	3.684%	1/10/23	950	965
4 Barclays plc	4.610%	2/15/23	1,000	1,043
4 Barclays plc	4.338%	5/16/24	1,000	1,044
Barclays plc	3.650%	3/16/25	3,000	3,065
4 Barclays plc	3.932%	5/7/25	800	826
Barclays plc	4.375%	1/12/26	1,200	1,266
Barclays plc	4.337%	1/10/28	1,000	1,051
4 Barclays plc	4.972%	5/16/29	1,200	1,316
Barclays plc	5.250%	8/17/45	450	512

Barclays plc	4.950%	1/10/47	1,000	1,096
BB&T Corp.	2.150%	2/1/21	550	550
BB&T Corp.	2.050%	5/10/21	800	799
BB&T Corp.	3.200%	9/3/21	750	764
BB&T Corp.	2.750%	4/1/22	750	760
BB&T Corp.	3.050%	6/20/22	1,000	1,023
BB&T Corp.	3.750%	12/6/23	900	952
BB&T Corp.	2.500%	8/1/24	100	101
BB&T Corp.	2.850%	10/26/24	475	485
BB&T Corp.	3.700%	6/5/25	850	909
BB&T Corp.	3.875%	3/19/29	600	651
BNP Paribas SA	5.000%	1/15/21	2,810	2,909
BNP Paribas SA	3.250%	3/3/23	675	700
BNP Paribas SA	4.250%	10/15/24	500	530
BPCE SA	2.650%	2/3/21	825	829
BPCE SA	2.750%	12/2/21	500	505
8 BPCE SA	3.000%	5/22/22	1,000	1,014
BPCE SA	4.000%	4/15/24	1,200	1,290
BPCE SA	3.375%	12/2/26	250	262
Branch Banking & Trust Co.	2.625%	1/15/22	1,000	1,009
Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,767
Branch Banking & Trust Co.	3.800%	10/30/26	400	429
Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	1,000
Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	505
Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,723
Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,053
Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	825
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,173
Capital One Financial Corp.	2.400%	10/30/20	500	501
Capital One Financial Corp.	4.750%	7/15/21	280	292
Capital One Financial Corp.	3.050%	3/9/22	675	688
Capital One Financial Corp.	3.200%	1/30/23	2,000	2,053
Capital One Financial Corp.	3.500%	6/15/23	82	85
Capital One Financial Corp.	3.900%	1/29/24	250	264
Capital One Financial Corp.	3.750%	4/24/24	2,575	2,706
Capital One Financial Corp.	3.300%	10/30/24	1,050	1,085
Capital One Financial Corp.	4.200%	10/29/25	500	533
Capital One Financial Corp.	3.750%	7/28/26	250	260
Capital One Financial Corp.	3.750%	3/9/27	1,075	1,130
Capital One Financial Corp.	3.800%	1/31/28	2,000	2,110
Capital One NA	2.950%	7/23/21	510	517
Capital One NA	2.250%	9/13/21	675	675
Capital One NA	2.650%	8/8/22	2,550	2,578
Citibank NA	2.125%	10/20/20	3,200	3,203
Citibank NA	2.850%	2/12/21	830	839
Citibank NA	3.400%	7/23/21	1,000	1,024
4 Citibank NA	3.165%	2/19/22	2,500	2,531
4 Citibank NA	2.844%	5/20/22	2,500	2,524
Citigroup Inc.	2.650%	10/26/20	3,000	3,018
Citigroup Inc.	2.700%	3/30/21	2,500	2,522
Citigroup Inc.	2.350%	8/2/21	600	602
Citigroup Inc.	2.900%	12/8/21	2,000	2,030
Citigroup Inc.	4.500%	1/14/22	2,000	2,101
Citigroup Inc.	2.750%	4/25/22	1,125	1,142
Citigroup Inc.	4.050%	7/30/22	2,225	2,329
Citigroup Inc.	2.700%	10/27/22	1,550	1,573
4 Citigroup Inc.	3.142%	1/24/23	2,000	2,038

Citigroup Inc.	3.500%	5/15/23	450	466
Citigroup Inc.	3.875%	10/25/23	1,725	1,827
Citigroup Inc.	3.750%	6/16/24	2,975	3,154
Citigroup Inc.	4.000%	8/5/24	725	770
Citigroup Inc.	3.875%	3/26/25	1,100	1,159
4 Citigroup Inc.	3.352%	4/24/25	3,000	3,111
Citigroup Inc.	3.300%	4/27/25	275	287
Citigroup Inc.	4.400%	6/10/25	1,975	2,128
Citigroup Inc.	5.500%	9/13/25	1,000	1,134
Citigroup Inc.	3.700%	1/12/26	400	425
Citigroup Inc.	4.600%	3/9/26	975	1,064
Citigroup Inc.	3.400%	5/1/26	750	784
Citigroup Inc.	3.200%	10/21/26	3,000	3,096
Citigroup Inc.	4.300%	11/20/26	775	836
Citigroup Inc.	4.450%	9/29/27	2,900	3,163
4 Citigroup Inc.	3.887%	1/10/28	2,275	2,436
Citigroup Inc.	6.625%	1/15/28	800	1,012
4 Citigroup Inc.	3.668%	7/24/28	1,775	1,879
Citigroup Inc.	4.125%	7/25/28	975	1,047
4 Citigroup Inc.	3.520%	10/27/28	3,760	3,936
4 Citigroup Inc.	4.075%	4/23/29	550	600
4 Citigroup Inc.	3.980%	3/20/30	2,000	2,175
Citigroup Inc.	5.875%	2/22/33	200	248
Citigroup Inc.	6.000%	10/31/33	525	656
Citigroup Inc.	6.125%	8/25/36	1,699	2,197
4 Citigroup Inc.	3.878%	1/24/39	1,100	1,198
Citigroup Inc.	8.125%	7/15/39	1,099	1,793
Citigroup Inc.	5.875%	1/30/42	800	1,090
Citigroup Inc.	5.300%	5/6/44	750	936
Citigroup Inc.	4.650%	7/30/45	1,000	1,209
Citigroup Inc.	4.750%	5/18/46	2,550	2,973
Citigroup Inc.	4.650%	7/23/48	2,230	2,729
Citizens Bank NA	2.250%	10/30/20	600	601
Citizens Bank NA	2.650%	5/26/22	600	607
Citizens Bank NA	3.700%	3/29/23	250	261
Citizens Bank NA	3.250%	2/14/22	400	409
Citizens Bank NA	3.750%	2/18/26	500	534
Citizens Financial Group Inc.	4.300%	12/3/25	400	428
Citizens Financial Group Inc.	2.850%	7/27/26	1,775	1,792
Comerica Bank	4.000%	7/27/25	200	215
Comerica Inc.	3.700%	7/31/23	750	788
Commonwealth Bank of Australia	2.400%	11/2/20	650	652
Commonwealth Bank of Australia	2.550%	3/15/21	625	629
8 Commonwealth Bank of Australia	2.750%	3/10/22	2,000	2,031
Compass Bank	3.500%	6/11/21	625	635
Compass Bank	2.875%	6/29/22	1,550	1,571
Cooperatieve Rabobank UA	4.500%	1/11/21	635	654
Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,782
Cooperatieve Rabobank UA	2.750%	1/10/22	300	304
Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,157
Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,015
Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,876
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,089
Cooperatieve Rabobank UA	4.375%	8/4/25	750	808
Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,554
Cooperatieve Rabobank UA	5.250%	5/24/41	335	457
Cooperatieve Rabobank UA	5.750%	12/1/43	700	935

Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,459
Credit Suisse AG	3.000%	10/29/21	800	811
Credit Suisse AG	3.625%	9/9/24	2,325	2,457
8 Credit Suisse Group AG	3.574%	1/9/23	1,500	1,535
Credit Suisse Group Funding Guernsey
Ltd.	3.125%	12/10/20	800	808
Credit Suisse Group Funding Guernsey
Ltd.	3.450%	4/16/21	2,630	2,670
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	4,000	4,160
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	6/9/23	2,085	2,178
Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	1,500	1,575
Credit Suisse Group Funding Guernsey
Ltd.	4.550%	4/17/26	1,300	1,428
Credit Suisse Group Funding Guernsey
Ltd.	4.875%	5/15/45	950	1,163
Credit Suisse USA Inc.	7.125%	7/15/32	465	677
Deutsche Bank AG	3.125%	1/13/21	325	325
Deutsche Bank AG	3.150%	1/22/21	1,500	1,497
Deutsche Bank AG	3.375%	5/12/21	650	649
Deutsche Bank AG	4.250%	10/14/21	3,000	3,043
Deutsche Bank AG	3.300%	11/16/22	2,500	2,483
Deutsche Bank AG	3.950%	2/27/23	1,300	1,318
Deutsche Bank AG	4.100%	1/13/26	400	397
Deutsche Bank AG	3.700%	5/30/24	1,775	1,771
Discover Bank	3.200%	8/9/21	350	355
Discover Bank	3.350%	2/6/23	600	619
Discover Bank	2.450%	9/12/24	600	598
Discover Bank	4.250%	3/13/26	1,125	1,210
Discover Bank	3.450%	7/27/26	500	516
4 Discover Bank	4.682%	8/9/28	425	443
Discover Bank	4.650%	9/13/28	1,000	1,113
Discover Financial Services	3.850%	11/21/22	225	235
Discover Financial Services	3.950%	11/6/24	350	371
Discover Financial Services	3.750%	3/4/25	425	446
Discover Financial Services	4.500%	1/30/26	1,000	1,086
Discover Financial Services	4.100%	2/9/27	1,175	1,250
Fifth Third Bancorp	3.500%	3/15/22	950	979
Fifth Third Bancorp	4.300%	1/16/24	475	510
Fifth Third Bancorp	3.650%	1/25/24	500	527
Fifth Third Bancorp	3.950%	3/14/28	300	328
Fifth Third Bancorp	8.250%	3/1/38	710	1,099
Fifth Third Bank	2.250%	6/14/21	500	501
Fifth Third Bank	2.875%	10/1/21	1,435	1,451
Fifth Third Bank	3.850%	3/15/26	1,500	1,599
Fifth Third Bank	3.350%	7/26/21	625	638
Fifth Third Bank	3.950%	7/28/25	625	680
First Horizon National Corp.	3.500%	12/15/20	425	428
First Republic Bank	2.500%	6/6/22	1,400	1,407
First Republic Bank	4.375%	8/1/46	200	221
First Republic Bank	4.625%	2/13/47	375	429
FirstMerit Bank NA	4.270%	11/25/26	450	481
Goldman Sachs Capital I	6.345%	2/15/34	975	1,244
Goldman Sachs Group Inc.	2.875%	2/25/21	1,275	1,286
Goldman Sachs Group Inc.	2.625%	4/25/21	500	503

Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,923
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	2,002
Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,550
Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,488
4 Goldman Sachs Group Inc.	2.876%	10/31/22	2,547	2,574
Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,899
Goldman Sachs Group Inc.	3.200%	2/23/23	2,705	2,778
4 Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,700
4 Goldman Sachs Group Inc.	2.905%	7/24/23	2,726	2,764
Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,237
Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,866
Goldman Sachs Group Inc.	3.850%	7/8/24	3,755	3,974
Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,137
Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,058
4 Goldman Sachs Group Inc.	3.272%	9/29/25	2,100	2,169
Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,588
Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,771
Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,223
Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,167
4 Goldman Sachs Group Inc.	3.691%	6/5/28	2,550	2,675
4 Goldman Sachs Group Inc.	3.814%	4/23/29	1,000	1,061
4 Goldman Sachs Group Inc.	4.223%	5/1/29	2,350	2,561
Goldman Sachs Group Inc.	6.450%	5/1/36	975	1,269
Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	4,878
4 Goldman Sachs Group Inc.	4.017%	10/31/38	2,000	2,149
4 Goldman Sachs Group Inc.	4.411%	4/23/39	2,550	2,874
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,894
Goldman Sachs Group Inc.	4.800%	7/8/44	1,625	1,941
Goldman Sachs Group Inc.	5.150%	5/22/45	3,475	4,127
Goldman Sachs Group Inc.	4.750%	10/21/45	350	420
HSBC Bank USA NA	5.875%	11/1/34	675	868
HSBC Bank USA NA	5.625%	8/15/35	625	779
HSBC Bank USA NA	7.000%	1/15/39	650	939
HSBC Holdings plc	3.400%	3/8/21	2,151	2,181
HSBC Holdings plc	5.100%	4/5/21	1,560	1,623
HSBC Holdings plc	2.950%	5/25/21	1,959	1,977
HSBC Holdings plc	2.650%	1/5/22	1,775	1,787
HSBC Holdings plc	4.875%	1/14/22	160	169
HSBC Holdings plc	4.000%	3/30/22	765	797
4 HSBC Holdings plc	3.262%	3/13/23	3,325	3,382
HSBC Holdings plc	3.600%	5/25/23	1,300	1,351
4 HSBC Holdings plc	3.033%	11/22/23	1,050	1,062
HSBC Holdings plc	4.250%	3/14/24	1,000	1,052
4 HSBC Holdings plc	3.950%	5/18/24	2,500	2,609
4 HSBC Holdings plc	3.803%	3/11/25	4,225	4,400
HSBC Holdings plc	4.300%	3/8/26	4,070	4,401
HSBC Holdings plc	3.900%	5/25/26	1,950	2,065
4 HSBC Holdings plc	4.292%	9/12/26	3,500	3,746
HSBC Holdings plc	4.375%	11/23/26	1,000	1,071
4 HSBC Holdings plc	4.041%	3/13/28	1,000	1,062
4 HSBC Holdings plc	4.583%	6/19/29	2,300	2,551
4 HSBC Holdings plc	3.973%	5/22/30	1,000	1,063
HSBC Holdings plc	7.625%	5/17/32	400	569
HSBC Holdings plc	7.350%	11/27/32	400	554
HSBC Holdings plc	6.500%	5/2/36	2,485	3,303
HSBC Holdings plc	6.500%	9/15/37	660	888
HSBC Holdings plc	6.800%	6/1/38	1,450	2,021

HSBC Holdings plc	6.100%	1/14/42	200	285
HSBC Holdings plc	5.250%	3/14/44	1,200	1,485
HSBC USA Inc.	3.500%	6/23/24	400	423
Huntington Bancshares Inc.	7.000%	12/15/20	450	475
Huntington Bancshares Inc.	3.150%	3/14/21	650	659
Huntington Bancshares Inc.	2.300%	1/14/22	325	326
Huntington Bancshares Inc.	4.000%	5/15/25	400	428
Huntington National Bank	3.250%	5/14/21	1,050	1,067
Huntington National Bank	3.125%	4/1/22	400	409
Huntington National Bank	2.500%	8/7/22	600	605
Huntington National Bank	3.550%	10/6/23	650	682
ING Groep NV	3.150%	3/29/22	700	715
ING Groep NV	4.100%	10/2/23	1,500	1,593
ING Groep NV	3.550%	4/9/24	400	418
ING Groep NV	3.950%	3/29/27	1,300	1,398
ING Groep NV	4.550%	10/2/28	1,000	1,133
ING Groep NV	4.050%	4/9/29	610	670
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,202
JPMorgan Chase & Co.	2.550%	10/29/20	2,135	2,146
JPMorgan Chase & Co.	2.550%	3/1/21	800	805
JPMorgan Chase & Co.	4.625%	5/10/21	835	868
JPMorgan Chase & Co.	2.400%	6/7/21	975	980
JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,928
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,046
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,819
4 JPMorgan Chase & Co.	3.514%	6/18/22	800	817
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,507
JPMorgan Chase & Co.	2.972%	1/15/23	650	662
JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,548
4 JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,518
JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,541
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	2,032
JPMorgan Chase & Co.	3.875%	2/1/24	1,220	1,301
4 JPMorgan Chase & Co.	3.559%	4/23/24	2,930	3,053
JPMorgan Chase & Co.	3.625%	5/13/24	872	923
4 JPMorgan Chase & Co.	3.797%	7/23/24	725	764
JPMorgan Chase & Co.	3.875%	9/10/24	5,200	5,524
4 JPMorgan Chase & Co.	4.023%	12/5/24	1,000	1,065
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,656
4 JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,532
JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,359
4 JPMorgan Chase & Co.	2.301%	10/15/25	2,000	1,990
JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,666
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,168
JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,048
JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,801
4 JPMorgan Chase & Co.	3.960%	1/29/27	1,125	1,215
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,050
4 JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,771
4 JPMorgan Chase & Co.	3.540%	5/1/28	1,775	1,872
4 JPMorgan Chase & Co.	3.509%	1/23/29	2,200	2,319
4 JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,856
4 JPMorgan Chase & Co.	4.203%	7/23/29	750	830
4 JPMorgan Chase & Co.	4.452%	12/5/29	2,200	2,485
4 JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,713
4 JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,985
JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,281

4 JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,170
JPMorgan Chase & Co.	5.500%	10/15/40	1,875	2,472
JPMorgan Chase & Co.	5.600%	7/15/41	850	1,148
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,577
JPMorgan Chase & Co.	5.625%	8/16/43	2,900	3,808
JPMorgan Chase & Co.	4.950%	6/1/45	250	309
4 JPMorgan Chase & Co.	4.260%	2/22/48	1,275	1,490
4 JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,561
4 JPMorgan Chase & Co.	3.964%	11/15/48	3,500	3,919
KeyBank NA	3.350%	6/15/21	325	331
KeyBank NA	2.500%	11/22/21	300	302
KeyBank NA	2.400%	6/9/22	1,000	1,006
KeyBank NA	2.300%	9/14/22	500	502
KeyBank NA	3.375%	3/7/23	500	519
KeyBank NA	3.300%	6/1/25	500	525
4 KeyBank NA	3.180%	10/15/27	250	255
KeyCorp	5.100%	3/24/21	1,310	1,364
KeyCorp	4.150%	10/29/25	850	926
KeyCorp	4.100%	4/30/28	1,400	1,539
KeyCorp	2.550%	10/1/29	600	587
Lloyds Bank plc	6.375%	1/21/21	1,875	1,971
Lloyds Bank plc	3.300%	5/7/21	800	814
Lloyds Banking Group plc	3.000%	1/11/22	1,000	1,011
4 Lloyds Banking Group plc	2.858%	3/17/23	975	978
Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,468
4 Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,204
Lloyds Banking Group plc	3.900%	3/12/24	800	836
Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,049
Lloyds Banking Group plc	4.450%	5/8/25	500	537
Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,222
Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,054
Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,035
Lloyds Banking Group plc	4.375%	3/22/28	1,025	1,110
Lloyds Banking Group plc	4.550%	8/16/28	575	633
4 Lloyds Banking Group plc	3.574%	11/7/28	1,000	1,019
Lloyds Banking Group plc	5.300%	12/1/45	200	232
Lloyds Banking Group plc	4.344%	1/9/48	2,000	2,045
M&T Bank Corp.	3.550%	7/26/23	550	577
Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	504
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,468
Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	268
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,479
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	613
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,744
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	762
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	818
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,575	2,595
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	1,010
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	1,036
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,576
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	201
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,248
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	814
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	1,064
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,928
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	705
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,537

Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,044
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,880
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	554
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,397
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	854
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	230
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,073
Mizuho Financial Group Inc.	2.953%	2/28/22	500	507
Mizuho Financial Group Inc.	3.549%	3/5/23	425	441
4 Mizuho Financial Group Inc.	2.721%	7/16/23	1,625	1,639
4 Mizuho Financial Group Inc.	3.922%	9/11/24	800	841
4 Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,637
4 Mizuho Financial Group Inc.	2.555%	9/13/25	400	399
Mizuho Financial Group Inc.	3.663%	2/28/27	250	266
Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,538
4 Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,113
4 Mizuho Financial Group Inc.	3.153%	7/16/30	2,200	2,250
4 Mizuho Financial Group Inc.	2.869%	9/13/30	400	398
Morgan Stanley	5.750%	1/25/21	1,335	1,396
Morgan Stanley	2.500%	4/21/21	1,950	1,960
Morgan Stanley	5.500%	7/28/21	2,025	2,143
Morgan Stanley	2.625%	11/17/21	200	202
Morgan Stanley	2.750%	5/19/22	2,547	2,582
Morgan Stanley	4.875%	11/1/22	1,575	1,690
Morgan Stanley	3.125%	1/23/23	2,000	2,052
Morgan Stanley	3.750%	2/25/23	4,000	4,186
Morgan Stanley	4.100%	5/22/23	2,025	2,133
4 Morgan Stanley	3.737%	4/24/24	1,600	1,671
Morgan Stanley	3.875%	4/29/24	2,700	2,864
Morgan Stanley	3.700%	10/23/24	2,550	2,698
Morgan Stanley	4.000%	7/23/25	2,330	2,512
Morgan Stanley	5.000%	11/24/25	1,100	1,233
Morgan Stanley	3.875%	1/27/26	1,800	1,933
Morgan Stanley	3.125%	7/27/26	3,150	3,247
Morgan Stanley	6.250%	8/9/26	975	1,183
Morgan Stanley	4.350%	9/8/26	2,780	3,009
Morgan Stanley	3.625%	1/20/27	2,135	2,258
Morgan Stanley	3.950%	4/23/27	745	788
4 Morgan Stanley	3.591%	7/22/28	3,040	3,207
4 Morgan Stanley	3.772%	1/24/29	575	613
4 Morgan Stanley	4.431%	1/23/30	3,220	3,617
Morgan Stanley	7.250%	4/1/32	705	1,000
4 Morgan Stanley	3.971%	7/22/38	600	656
4 Morgan Stanley	4.457%	4/22/39	1,250	1,455
Morgan Stanley	6.375%	7/24/42	2,400	3,491
Morgan Stanley	4.300%	1/27/45	3,350	3,870
Morgan Stanley	4.375%	1/22/47	750	878
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	284
MUFG Americas Holdings Corp.	3.000%	2/10/25	280	287
MUFG Union Bank NA	3.150%	4/1/22	3,000	3,072
National Australia Bank Ltd.	2.625%	1/14/21	200	201
National Australia Bank Ltd.	1.875%	7/12/21	900	897
National Australia Bank Ltd.	3.375%	9/20/21	1,000	1,025
National Australia Bank Ltd.	3.700%	11/4/21	500	517
National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,017
National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,822
National Australia Bank Ltd.	3.000%	1/20/23	755	775

National Australia Bank Ltd.	3.625%	6/20/23	250	263
National Australia Bank Ltd.	3.375%	1/14/26	150	159
National Australia Bank Ltd.	2.500%	7/12/26	950	957
National Bank of Canada	2.200%	11/2/20	775	775
Northern Trust Corp.	3.450%	11/4/20	300	304
Northern Trust Corp.	2.375%	8/2/22	745	752
Northern Trust Corp.	3.950%	10/30/25	600	654
Northern Trust Corp.	3.650%	8/3/28	325	358
Northern Trust Corp.	3.150%	5/3/29	500	528
4 Northern Trust Corp.	3.375%	5/8/32	275	283
People's United Bank NA	4.000%	7/15/24	275	288
People's United Financial Inc.	3.650%	12/6/22	413	426
PNC Bank NA	2.450%	11/5/20	800	803
PNC Bank NA	2.150%	4/29/21	650	650
PNC Bank NA	2.550%	12/9/21	2,400	2,420
PNC Bank NA	2.625%	2/17/22	1,200	1,213
PNC Bank NA	2.950%	1/30/23	1,100	1,126
PNC Bank NA	3.800%	7/25/23	700	737
PNC Bank NA	3.300%	10/30/24	350	367
PNC Bank NA	2.950%	2/23/25	500	516
PNC Bank NA	3.250%	6/1/25	825	864
PNC Bank NA	4.200%	11/1/25	825	908
PNC Bank NA	3.100%	10/25/27	250	262
PNC Bank NA	3.250%	1/22/28	600	635
PNC Bank NA	4.050%	7/26/28	1,000	1,101
PNC Financial Services Group Inc.	2.854%	11/9/22	400	408
PNC Financial Services Group Inc.	3.500%	1/23/24	200	212
PNC Financial Services Group Inc.	3.900%	4/29/24	500	529
PNC Financial Services Group Inc.	3.150%	5/19/27	700	736
PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,072
PNC Funding Corp.	3.300%	3/8/22	1,680	1,734
Regions Bank	6.450%	6/26/37	500	658
4 Regions Bank	3.374%	8/13/21	525	530
Regions Financial Corp.	3.200%	2/8/21	200	202
Regions Financial Corp.	2.750%	8/14/22	775	786
Regions Financial Corp.	3.800%	8/14/23	650	686
Regions Financial Corp.	7.375%	12/10/37	500	714
Royal Bank of Canada	2.150%	10/26/20	429	430
Royal Bank of Canada	2.350%	10/30/20	1,271	1,275
Royal Bank of Canada	2.500%	1/19/21	800	805
Royal Bank of Canada	3.200%	4/30/21	2,700	2,749
Royal Bank of Canada	2.750%	2/1/22	1,400	1,426
Royal Bank of Canada	2.800%	4/29/22	1,000	1,018
Royal Bank of Canada	3.700%	10/5/23	1,050	1,111
Royal Bank of Canada	2.550%	7/16/24	975	987
Royal Bank of Canada	4.650%	1/27/26	750	827
Royal Bank of Scotland Group plc	6.125%	12/15/22	600	649
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,419
Royal Bank of Scotland Group plc	6.100%	6/10/23	900	980
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,580
Royal Bank of Scotland Group plc	6.000%	12/19/23	600	659
Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	2,010
4 Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,050
4 Royal Bank of Scotland Group plc	4.269%	3/22/25	2,100	2,195
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	246
4 Royal Bank of Scotland Group plc	4.892%	5/18/29	2,000	2,198
4 Royal Bank of Scotland Group plc	5.076%	1/27/30	2,900	3,248

4 Royal Bank of Scotland Group plc	4.445%	5/8/30	1,550	1,662
Santander Holdings USA Inc.	4.450%	12/3/21	500	520
Santander Holdings USA Inc.	3.700%	3/28/22	4,350	4,455
Santander Holdings USA Inc.	3.400%	1/18/23	850	868
Santander Holdings USA Inc.	4.500%	7/17/25	500	536
Santander Holdings USA Inc.	4.400%	7/13/27	900	963
Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,787
Santander UK Group Holdings plc	2.875%	8/5/21	825	827
Santander UK Group Holdings plc	3.571%	1/10/23	700	710
4 Santander UK Group Holdings plc	3.823%	11/3/28	500	515
Santander UK plc	2.125%	11/3/20	900	900
Santander UK plc	3.400%	6/1/21	2,000	2,031
Santander UK plc	4.000%	3/13/24	1,200	1,270
Santander UK plc	2.875%	6/18/24	750	762
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,005
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,000	993
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	507
State Street Corp.	4.375%	3/7/21	615	635
State Street Corp.	1.950%	5/19/21	500	501
4 State Street Corp.	2.653%	5/15/23	2,000	2,030
State Street Corp.	3.100%	5/15/23	550	569
4 State Street Corp.	3.776%	12/3/24	1,000	1,057
State Street Corp.	3.300%	12/16/24	1,000	1,049
State Street Corp.	3.550%	8/18/25	635	678
State Street Corp.	2.650%	5/19/26	500	510
4 State Street Corp.	4.141%	12/3/29	800	905
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	301
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	333
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	773
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,925	4,107
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	275	278
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	972
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,280
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,013
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	811
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,537
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,050
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,117
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,524
Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	500	499
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,041
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	800
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	666
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,051
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	2,098
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,707
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	713
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	282
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,020
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	600	605
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	397
SunTrust Bank	3.000%	2/2/23	450	461
SunTrust Bank	2.750%	5/1/23	250	254
SunTrust Bank	3.300%	5/15/26	725	753
SunTrust Bank	2.800%	5/17/22	2,000	2,036
4 SunTrust Bank	3.502%	8/2/22	425	434

SunTrust Bank	3.200%	4/1/24	3,000	3,113
4 SunTrust Bank	3.689%	8/2/24	725	759
SunTrust Banks Inc.	2.900%	3/3/21	300	303
SunTrust Banks Inc.	2.700%	1/27/22	500	505
SVB Financial Group	3.500%	1/29/25	225	233
Svenska Handelsbanken AB	2.450%	3/30/21	650	653
Svenska Handelsbanken AB	3.350%	5/24/21	2,000	2,038
Svenska Handelsbanken AB	1.875%	9/7/21	925	922
Synchrony Bank	3.650%	5/24/21	1,250	1,273
Synchrony Bank	3.000%	6/15/22	350	354
Synchrony Financial	3.750%	8/15/21	300	306
Synchrony Financial	2.850%	7/25/22	300	303
Synchrony Financial	4.375%	3/19/24	500	530
Synchrony Financial	4.250%	8/15/24	1,000	1,055
Synchrony Financial	3.700%	8/4/26	500	510
Synchrony Financial	3.950%	12/1/27	1,125	1,152
Synovus Financial Corp.	3.125%	11/1/22	250	252
Toronto-Dominion Bank	2.500%	12/14/20	2,200	2,212
Toronto-Dominion Bank	2.550%	1/25/21	3,000	3,020
Toronto-Dominion Bank	2.125%	4/7/21	2,000	2,003
Toronto-Dominion Bank	3.250%	6/11/21	500	510
Toronto-Dominion Bank	1.800%	7/13/21	650	648
4 Toronto-Dominion Bank	3.625%	9/15/31	500	517
8 UBS AG	2.450%	12/1/20	820	824
US Bancorp	2.350%	1/29/21	600	603
US Bancorp	4.125%	5/24/21	915	944
US Bancorp	2.625%	1/24/22	2,000	2,024
US Bancorp	3.000%	3/15/22	575	589
US Bancorp	2.950%	7/15/22	375	383
US Bancorp	3.700%	1/30/24	650	693
US Bancorp	3.375%	2/5/24	1,000	1,052
US Bancorp	2.400%	7/30/24	825	834
US Bancorp	3.600%	9/11/24	150	160
US Bancorp	3.950%	11/17/25	650	715
US Bancorp	3.100%	4/27/26	1,500	1,556
US Bancorp	3.150%	4/27/27	1,250	1,323
US Bancorp	3.900%	4/26/28	525	590
US Bancorp	3.000%	7/30/29	600	618
US Bank NA	2.050%	10/23/20	550	550
US Bank NA	2.850%	1/23/23	600	614
US Bank NA	3.400%	7/24/23	850	891
US Bank NA	2.800%	1/27/25	1,050	1,082
US Bank NA	3.450%	11/16/21	300	308
US Bank NA	2.650%	5/23/22	1,250	1,271
Wachovia Corp.	6.605%	10/1/25	1,000	1,188
Wachovia Corp.	7.500%	4/15/35	150	209
Wachovia Corp.	5.500%	8/1/35	325	403
Wachovia Corp.	6.550%	10/15/35	100	130
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,508
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,073
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,540
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,299
Wells Fargo & Co.	3.500%	3/8/22	600	619
Wells Fargo & Co.	2.625%	7/22/22	3,475	3,512
Wells Fargo & Co.	3.069%	1/24/23	4,650	4,736
Wells Fargo & Co.	3.450%	2/13/23	3,500	3,610
Wells Fargo & Co.	4.125%	8/15/23	1,675	1,776

Wells Fargo & Co.	3.750%	1/24/24	1,000	1,056
Wells Fargo & Co.	3.000%	2/19/25	2,125	2,181
Wells Fargo & Co.	3.550%	9/29/25	1,700	1,798
Wells Fargo & Co.	3.000%	4/22/26	4,025	4,131
Wells Fargo & Co.	4.100%	6/3/26	1,925	2,066
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,335
Wells Fargo & Co.	4.300%	7/22/27	2,000	2,187
4 Wells Fargo & Co.	3.584%	5/22/28	1,350	1,429
Wells Fargo & Co.	4.150%	1/24/29	700	775
Wells Fargo & Co.	5.375%	11/2/43	1,550	1,953
Wells Fargo & Co.	5.606%	1/15/44	1,900	2,459
Wells Fargo & Co.	4.650%	11/4/44	2,175	2,510
Wells Fargo & Co.	3.900%	5/1/45	650	732
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,555
Wells Fargo & Co.	4.400%	6/14/46	1,375	1,542
Wells Fargo & Co.	4.750%	12/7/46	3,175	3,756
Wells Fargo Bank NA	2.600%	1/15/21	2,000	2,015
4 Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,059
Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,057
4 Wells Fargo Bank NA	2.897%	5/27/22	900	910
Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,625
Wells Fargo Bank NA	5.950%	8/26/36	550	731
Wells Fargo Bank NA	5.850%	2/1/37	425	560
Wells Fargo Bank NA	6.600%	1/15/38	605	860
4 Wells Fargo Capital X	5.950%	12/1/86	425	519
Westpac Banking Corp.	2.600%	11/23/20	975	981
Westpac Banking Corp.	2.100%	5/13/21	1,200	1,200
Westpac Banking Corp.	2.000%	8/19/21	1,000	999
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,426
Westpac Banking Corp.	2.750%	1/11/23	800	817
Westpac Banking Corp.	3.650%	5/15/23	400	421
Westpac Banking Corp.	3.300%	2/26/24	1,000	1,046
Westpac Banking Corp.	2.850%	5/13/26	450	464
Westpac Banking Corp.	2.700%	8/19/26	650	664
Westpac Banking Corp.	3.350%	3/8/27	1,800	1,920
Westpac Banking Corp.	4.110%	7/24/34	1,750	1,818
Westpac Banking Corp.	4.421%	7/24/39	400	439
Zions Bancorp NA	3.500%	8/27/21	950	970

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	373
Affiliated Managers Group Inc.	3.500%	8/1/25	750	778
Ameriprise Financial Inc.	3.000%	3/22/22	100	102
Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,662
Ameriprise Financial Inc.	3.700%	10/15/24	350	374
BGC Partners Inc.	5.125%	5/27/21	200	206
8 BGC Partners Inc.	3.750%	10/1/24	240	240
BlackRock Inc.	4.250%	5/24/21	475	493
BlackRock Inc.	3.375%	6/1/22	700	729
BlackRock Inc.	3.500%	3/18/24	1,000	1,066
BlackRock Inc.	3.200%	3/15/27	600	635
BlackRock Inc.	3.250%	4/30/29	500	534
Brookfield Asset Management Inc.	4.000%	1/15/25	550	582
Brookfield Finance Inc.	4.250%	6/2/26	150	161
Brookfield Finance Inc.	3.900%	1/25/28	500	525
Brookfield Finance Inc.	4.850%	3/29/29	600	675
Brookfield Finance Inc.	4.700%	9/20/47	750	824

Brookfield Finance LLC	4.000%	4/1/24	725	772
Cboe Global Markets Inc.	3.650%	1/12/27	490	523
Charles Schwab Corp.	3.250%	5/21/21	525	535
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,267
Charles Schwab Corp.	2.650%	1/25/23	400	407
Charles Schwab Corp.	3.550%	2/1/24	420	445
Charles Schwab Corp.	3.850%	5/21/25	100	108
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,150
Charles Schwab Corp.	3.200%	1/25/28	400	419
Charles Schwab Corp.	4.000%	2/1/29	465	516
Charles Schwab Corp.	3.250%	5/22/29	450	474
CME Group Inc.	3.000%	9/15/22	875	902
CME Group Inc.	3.000%	3/15/25	300	313
CME Group Inc.	5.300%	9/15/43	720	981
CME Group Inc.	4.150%	6/15/48	575	689
E*TRADE Financial Corp.	3.800%	8/24/27	325	338
E*TRADE Financial Corp.	4.500%	6/20/28	330	360
Eaton Vance Corp.	3.625%	6/15/23	275	288
Eaton Vance Corp.	3.500%	4/6/27	350	369
Franklin Resources Inc.	2.800%	9/15/22	575	588
Franklin Resources Inc.	2.850%	3/30/25	250	258
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,209
Intercontinental Exchange Inc.	3.450%	9/21/23	450	471
Intercontinental Exchange Inc.	4.000%	10/15/23	290	310
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,184
Intercontinental Exchange Inc.	3.100%	9/15/27	200	209
Intercontinental Exchange Inc.	3.750%	9/21/28	500	548
Intercontinental Exchange Inc.	4.250%	9/21/48	400	475
Invesco Finance plc	3.125%	11/30/22	500	512
Invesco Finance plc	4.000%	1/30/24	650	689
Invesco Finance plc	5.375%	11/30/43	900	1,082
Janus Capital Group Inc.	4.875%	8/1/25	250	271
Jefferies Financial Group Inc.	5.500%	10/18/23	475	514
Jefferies Group LLC	6.875%	4/15/21	620	659
Jefferies Group LLC	5.125%	1/20/23	500	538
Jefferies Group LLC	4.850%	1/15/27	1,100	1,167
Jefferies Group LLC	6.250%	1/15/36	320	370
Jefferies Group LLC	6.500%	1/20/43	350	403
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	1,100	1,099
Lazard Group LLC	3.750%	2/13/25	100	104
Lazard Group LLC	3.625%	3/1/27	1,350	1,382
Lazard Group LLC	4.500%	9/19/28	425	462
Legg Mason Inc.	4.750%	3/15/26	425	465
Legg Mason Inc.	5.625%	1/15/44	450	506
Nasdaq Inc.	4.250%	6/1/24	125	135
Nasdaq Inc.	3.850%	6/30/26	675	722
Raymond James Financial Inc.	3.625%	9/15/26	375	391
Raymond James Financial Inc.	4.950%	7/15/46	875	1,040
Stifel Financial Corp.	3.500%	12/1/20	125	126
Stifel Financial Corp.	4.250%	7/18/24	3,750	3,943
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	868
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	476
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	732
TD Ameritrade Holding Corp.	2.750%	10/1/29	300	301

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	500	532
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	775	790
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	826	846
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	780	805
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	745	782
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	12/16/21	125	130
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	675	696
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	1,150	1,177
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	475	501
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	650	661
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	1,000	1,029
Air Lease Corp.	3.875%	4/1/21	1,875	1,917
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	3,150	3,235
Air Lease Corp.	2.250%	1/15/23	200	199
Air Lease Corp.	2.750%	1/15/23	400	403
Air Lease Corp.	3.875%	7/3/23	425	444
Air Lease Corp.	4.250%	2/1/24	550	583
Air Lease Corp.	4.250%	9/15/24	75	80
Air Lease Corp.	3.250%	3/1/25	400	407
Air Lease Corp.	3.625%	4/1/27	200	206
Air Lease Corp.	4.625%	10/1/28	300	330
Air Lease Corp.	3.250%	10/1/29	395	390
Aircastle Ltd.	4.400%	9/25/23	550	578
Aircastle Ltd.	4.125%	5/1/24	1,625	1,687
Aircastle Ltd.	4.250%	6/15/26	500	513
Ares Capital Corp.	3.500%	2/10/23	600	602
Ares Capital Corp.	4.200%	6/10/24	825	846
Ares Capital Corp.	4.250%	3/1/25	800	823
FS KKR Capital Corp.	4.750%	5/15/22	100	103
FS KKR Capital Corp.	4.625%	7/15/24	100	102
GATX Corp.	3.250%	3/30/25	375	382
GATX Corp.	3.850%	3/30/27	250	262
GATX Corp.	3.500%	3/15/28	200	206
GATX Corp.	4.550%	11/7/28	600	663
GATX Corp.	4.700%	4/1/29	275	309
GATX Corp.	5.200%	3/15/44	150	178
GATX Corp.	4.500%	3/30/45	150	160
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	5,095	5,081
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	1,087	1,108
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	8,832	9,260
International Lease Finance Corp.	8.250%	12/15/20	825	880

International Lease Finance Corp.	4.625%	4/15/21	325	336
International Lease Finance Corp.	8.625%	1/15/22	3,150	3,575
International Lease Finance Corp.	5.875%	8/15/22	615	675
Owl Rock Capital Corp.	5.250%	4/15/24	100	105
Prospect Capital Corp.	5.875%	3/15/23	150	159

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	110
AEGON Funding Co. LLC	5.750%	12/15/20	524	545
4 Aegon NV	5.500%	4/11/48	585	623
Aetna Inc.	2.750%	11/15/22	650	657
Aetna Inc.	2.800%	6/15/23	950	962
Aetna Inc.	3.500%	11/15/24	495	516
Aetna Inc.	6.625%	6/15/36	500	642
Aetna Inc.	6.750%	12/15/37	350	464
Aetna Inc.	4.500%	5/15/42	375	392
Aetna Inc.	4.125%	11/15/42	325	325
Aetna Inc.	3.875%	8/15/47	1,000	969
Aflac Inc.	4.000%	2/15/22	325	339
Aflac Inc.	3.625%	6/15/23	575	605
Aflac Inc.	3.625%	11/15/24	580	616
Aflac Inc.	3.250%	3/17/25	325	340
Aflac Inc.	2.875%	10/15/26	600	613
Aflac Inc.	4.000%	10/15/46	150	163
Aflac Inc.	4.750%	1/15/49	325	394
Alleghany Corp.	4.950%	6/27/22	425	455
Alleghany Corp.	4.900%	9/15/44	300	352
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	361
Allstate Corp.	3.150%	6/15/23	1,700	1,763
Allstate Corp.	3.280%	12/15/26	400	426
Allstate Corp.	5.550%	5/9/35	105	135
Allstate Corp.	4.500%	6/15/43	725	872
Allstate Corp.	4.200%	12/15/46	400	465
Allstate Corp.	3.850%	8/10/49	200	220
4 Allstate Corp.	5.750%	8/15/53	90	96
4 Allstate Corp.	6.500%	5/15/67	650	781
American Financial Group Inc.	3.500%	8/15/26	300	309
American Financial Group Inc.	4.500%	6/15/47	500	539
American International Group Inc.	6.400%	12/15/20	570	599
American International Group Inc.	3.300%	3/1/21	1,500	1,524
American International Group Inc.	4.875%	6/1/22	1,425	1,522
American International Group Inc.	4.125%	2/15/24	650	695
American International Group Inc.	3.750%	7/10/25	950	1,005
American International Group Inc.	3.900%	4/1/26	500	533
American International Group Inc.	4.200%	4/1/28	750	817
American International Group Inc.	4.250%	3/15/29	200	219
American International Group Inc.	3.875%	1/15/35	800	840
American International Group Inc.	4.700%	7/10/35	325	370
American International Group Inc.	6.250%	5/1/36	600	785
American International Group Inc.	4.500%	7/16/44	2,025	2,247
American International Group Inc.	4.750%	4/1/48	1,200	1,394
4 American International Group Inc.	5.750%	4/1/48	525	559
American International Group Inc.	4.375%	1/15/55	625	665
4 American International Group Inc.	8.175%	5/15/68	400	530
Anthem Inc.	2.500%	11/21/20	700	701
Anthem Inc.	3.700%	8/15/21	495	506
Anthem Inc.	3.125%	5/15/22	350	358

Anthem Inc.	2.950%	12/1/22	600	611
Anthem Inc.	3.300%	1/15/23	771	796
Anthem Inc.	3.500%	8/15/24	975	1,022
Anthem Inc.	3.350%	12/1/24	675	702
Anthem Inc.	2.375%	1/15/25	400	398
Anthem Inc.	3.650%	12/1/27	1,250	1,311
Anthem Inc.	4.101%	3/1/28	1,280	1,378
Anthem Inc.	2.875%	9/15/29	250	247
Anthem Inc.	5.850%	1/15/36	300	372
Anthem Inc.	6.375%	6/15/37	300	402
Anthem Inc.	4.625%	5/15/42	1,275	1,407
Anthem Inc.	4.650%	1/15/43	1,850	2,037
Anthem Inc.	5.100%	1/15/44	1,200	1,380
Anthem Inc.	4.650%	8/15/44	525	580
Anthem Inc.	4.375%	12/1/47	1,100	1,187
Anthem Inc.	4.550%	3/1/48	660	726
Anthem Inc.	4.850%	8/15/54	175	185
Aon Corp.	8.205%	1/1/27	150	190
Aon Corp.	4.500%	12/15/28	600	674
Aon Corp.	3.750%	5/2/29	380	405
Aon Corp.	6.250%	9/30/40	150	200
Aon plc	2.800%	3/15/21	350	353
Aon plc	4.000%	11/27/23	100	106
Aon plc	3.500%	6/14/24	425	446
Aon plc	3.875%	12/15/25	475	511
Aon plc	4.600%	6/14/44	625	717
Aon plc	4.750%	5/15/45	425	498
Arch Capital Finance LLC	4.011%	12/15/26	350	382
Arch Capital Finance LLC	5.031%	12/15/46	100	124
Arch Capital Group Ltd.	7.350%	5/1/34	500	726
Arch Capital Group US Inc.	5.144%	11/1/43	275	343
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,985	2,123
Assurant Inc.	4.000%	3/15/23	225	234
Assurant Inc.	4.200%	9/27/23	200	209
Assurant Inc.	4.900%	3/27/28	400	440
Assurant Inc.	6.750%	2/15/34	92	113
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	400	440
Athene Holding Ltd.	4.125%	1/12/28	835	857
AXA Equitable Holdings Inc.	3.900%	4/20/23	400	418
AXA Equitable Holdings Inc.	7.000%	4/1/28	600	727
AXA Equitable Holdings Inc.	4.350%	4/20/28	3,960	4,211
AXA Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,288
AXA SA	8.600%	12/15/30	830	1,206
AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,926
AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,599
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	425	430
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	494
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	823
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	181
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	477
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	648
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,875	2,195
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	2,300	2,722
Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	1,005
Berkshire Hathaway Inc.	3.000%	2/11/23	225	233
Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,715
Berkshire Hathaway Inc.	3.125%	3/15/26	1,975	2,081

Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,596
Brighthouse Financial Inc.	3.700%	6/22/27	1,111	1,098
Brighthouse Financial Inc.	4.700%	6/22/47	1,200	1,074
Brown & Brown Inc.	4.200%	9/15/24	400	423
Brown & Brown Inc.	4.500%	3/15/29	275	301
Chubb Corp.	6.000%	5/11/37	375	521
Chubb INA Holdings Inc.	2.300%	11/3/20	1,250	1,252
Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,112
Chubb INA Holdings Inc.	2.700%	3/13/23	350	356
Chubb INA Holdings Inc.	3.350%	5/15/24	275	290
Chubb INA Holdings Inc.	3.150%	3/15/25	700	734
Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,341
Chubb INA Holdings Inc.	6.700%	5/15/36	180	263
Chubb INA Holdings Inc.	4.150%	3/13/43	225	265
Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,587
Cigna Holding Co.	4.375%	12/15/20	150	153
Cigna Holding Co.	4.500%	3/15/21	385	395
Cigna Holding Co.	4.000%	2/15/22	290	300
Cigna Holding Co.	3.250%	4/15/25	1,175	1,209
Cigna Holding Co.	3.050%	10/15/27	1,110	1,119
Cigna Holding Co.	5.375%	2/15/42	190	217
Cigna Holding Co.	3.875%	10/15/47	775	764
Cincinnati Financial Corp.	6.920%	5/15/28	300	394
Cincinnati Financial Corp.	6.125%	11/1/34	275	376
CNA Financial Corp.	5.750%	8/15/21	175	186
CNA Financial Corp.	3.950%	5/15/24	1,100	1,175
CNA Financial Corp.	3.450%	8/15/27	400	414
CNA Financial Corp.	3.900%	5/1/29	300	322
Enstar Group Ltd.	4.500%	3/10/22	225	233
Enstar Group Ltd.	4.950%	6/1/29	400	424
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	334
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	433
First American Financial Corp.	4.600%	11/15/24	350	376
Hanover Insurance Group Inc.	4.500%	4/15/26	500	537
Hartford Financial Services Group Inc.	2.800%	8/19/29	200	201
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	33
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	814
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	561
Hartford Financial Services Group Inc.	3.600%	8/19/49	500	503
Humana Inc.	3.150%	12/1/22	400	409
Humana Inc.	2.900%	12/15/22	600	608
Humana Inc.	3.850%	10/1/24	450	472
Humana Inc.	3.950%	3/15/27	950	1,007
Humana Inc.	4.625%	12/1/42	375	410
Humana Inc.	4.950%	10/1/44	400	460
Humana Inc.	4.800%	3/15/47	200	226
Kemper Corp.	4.350%	2/15/25	150	158
Lincoln National Corp.	4.200%	3/15/22	440	458
Lincoln National Corp.	4.000%	9/1/23	225	238
Lincoln National Corp.	3.350%	3/9/25	300	312
Lincoln National Corp.	3.625%	12/12/26	250	263
Lincoln National Corp.	3.800%	3/1/28	850	900
Lincoln National Corp.	3.050%	1/15/30	500	498
Lincoln National Corp.	6.300%	10/9/37	1,025	1,346
Loews Corp.	2.625%	5/15/23	425	431
Loews Corp.	3.750%	4/1/26	750	802
Loews Corp.	6.000%	2/1/35	250	330

Loews Corp.	4.125%	5/15/43	275	304
Manulife Financial Corp.	4.150%	3/4/26	575	635
4 Manulife Financial Corp.	4.061%	2/24/32	760	784
Manulife Financial Corp.	5.375%	3/4/46	850	1,124
Markel Corp.	4.900%	7/1/22	575	615
Markel Corp.	3.500%	11/1/27	200	205
Markel Corp.	3.350%	9/17/29	250	252
Markel Corp.	5.000%	4/5/46	350	401
Markel Corp.	4.300%	11/1/47	200	207
Markel Corp.	5.000%	5/20/49	200	231
Markel Corp.	4.150%	9/17/50	500	506
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	436
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	380
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	230
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	373
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,650	1,756
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	449
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	402
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	825	931
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,380
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	121
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	233
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,650	2,063
Mercury General Corp.	4.400%	3/15/27	325	343
MetLife Inc.	3.048%	12/15/22	484	498
MetLife Inc.	4.368%	9/15/23	500	540
MetLife Inc.	3.600%	4/10/24	750	794
MetLife Inc.	3.000%	3/1/25	500	519
MetLife Inc.	6.500%	12/15/32	250	347
MetLife Inc.	6.375%	6/15/34	505	707
MetLife Inc.	5.700%	6/15/35	675	906
MetLife Inc.	5.875%	2/6/41	440	597
MetLife Inc.	4.125%	8/13/42	525	582
MetLife Inc.	4.875%	11/13/43	750	921
MetLife Inc.	4.721%	12/15/44	1,150	1,386
MetLife Inc.	4.050%	3/1/45	1,000	1,114
MetLife Inc.	4.600%	5/13/46	80	97
4 MetLife Inc.	6.400%	12/15/66	1,505	1,783
Old Republic International Corp.	4.875%	10/1/24	350	383
Old Republic International Corp.	3.875%	8/26/26	425	447
PartnerRe Finance B LLC	3.700%	7/2/29	400	417
Principal Financial Group Inc.	3.125%	5/15/23	200	205
Principal Financial Group Inc.	3.400%	5/15/25	300	314
Principal Financial Group Inc.	3.100%	11/15/26	300	310
Principal Financial Group Inc.	3.700%	5/15/29	500	539
Principal Financial Group Inc.	4.350%	5/15/43	240	269
Principal Financial Group Inc.	4.300%	11/15/46	235	266
Progressive Corp.	3.750%	8/23/21	445	459
Progressive Corp.	2.450%	1/15/27	350	352
Progressive Corp.	6.625%	3/1/29	150	197
Progressive Corp.	3.700%	1/26/45	250	271
Progressive Corp.	4.125%	4/15/47	1,500	1,732
Progressive Corp.	4.200%	3/15/48	550	645
Prudential Financial Inc.	4.500%	11/15/20	75	77
Prudential Financial Inc.	3.500%	5/15/24	450	477
Prudential Financial Inc.	5.750%	7/15/33	395	511
Prudential Financial Inc.	5.700%	12/14/36	505	663

Prudential Financial Inc.	6.625%	12/1/37	300	421
Prudential Financial Inc.	6.625%	6/21/40	250	358
4 Prudential Financial Inc.	5.875%	9/15/42	1,675	1,797
4 Prudential Financial Inc.	5.625%	6/15/43	1,275	1,367
Prudential Financial Inc.	5.100%	8/15/43	225	269
Prudential Financial Inc.	4.600%	5/15/44	1,100	1,286
4 Prudential Financial Inc.	5.375%	5/15/45	650	692
Prudential Financial Inc.	3.905%	12/7/47	1,282	1,365
4 Prudential Financial Inc.	5.700%	9/15/48	1,150	1,278
Prudential Financial Inc.	3.935%	12/7/49	985	1,057
Prudential Financial Inc.	4.350%	2/25/50	765	877
Prudential Financial Inc.	3.700%	3/13/51	1,150	1,184
Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,253
Reinsurance Group of America Inc.	4.700%	9/15/23	250	271
Reinsurance Group of America Inc.	3.950%	9/15/26	100	107
Reinsurance Group of America Inc.	3.900%	5/15/29	300	320
RenaissanceRe Finance Inc.	3.450%	7/1/27	225	234
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	212
Selective Insurance Group Inc.	5.375%	3/1/49	250	296
Sompo International Holdings Ltd.	4.700%	10/15/22	350	369
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	309
Torchmark Corp.	3.800%	9/15/22	200	206
Torchmark Corp.	4.550%	9/15/28	385	430
Transatlantic Holdings Inc.	8.000%	11/30/39	625	923
Travelers Cos. Inc.	3.900%	11/1/20	330	337
Travelers Cos. Inc.	6.750%	6/20/36	475	700
Travelers Cos. Inc.	6.250%	6/15/37	230	325
Travelers Cos. Inc.	5.350%	11/1/40	130	173
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,238
Travelers Cos. Inc.	4.300%	8/25/45	250	299
Travelers Cos. Inc.	4.000%	5/30/47	550	633
Travelers Cos. Inc.	4.050%	3/7/48	250	287
Travelers Cos. Inc.	4.100%	3/4/49	500	584
Trinity Acquisition plc	4.400%	3/15/26	450	487
UnitedHealth Group Inc.	1.950%	10/15/20	650	649
UnitedHealth Group Inc.	4.700%	2/15/21	165	169
UnitedHealth Group Inc.	3.150%	6/15/21	300	305
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,621
UnitedHealth Group Inc.	2.875%	12/15/21	625	637
UnitedHealth Group Inc.	2.875%	3/15/22	525	534
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,371
UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,106
UnitedHealth Group Inc.	2.750%	2/15/23	400	408
UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,362
UnitedHealth Group Inc.	3.500%	6/15/23	500	525
UnitedHealth Group Inc.	2.375%	8/15/24	725	730
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,959
UnitedHealth Group Inc.	3.700%	12/15/25	200	215
UnitedHealth Group Inc.	3.100%	3/15/26	750	784
UnitedHealth Group Inc.	3.450%	1/15/27	600	637
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,618
UnitedHealth Group Inc.	2.950%	10/15/27	400	413
UnitedHealth Group Inc.	3.850%	6/15/28	400	438
UnitedHealth Group Inc.	3.875%	12/15/28	500	549
UnitedHealth Group Inc.	2.875%	8/15/29	300	305
UnitedHealth Group Inc.	4.625%	7/15/35	300	363
UnitedHealth Group Inc.	6.500%	6/15/37	200	284

UnitedHealth Group Inc.	6.625%	11/15/37	325	464
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,091
UnitedHealth Group Inc.	3.500%	8/15/39	1,010	1,048
UnitedHealth Group Inc.	5.950%	2/15/41	240	328
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,391
UnitedHealth Group Inc.	4.375%	3/15/42	325	373
UnitedHealth Group Inc.	3.950%	10/15/42	800	864
UnitedHealth Group Inc.	4.250%	3/15/43	75	85
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,595
UnitedHealth Group Inc.	4.200%	1/15/47	775	874
UnitedHealth Group Inc.	4.250%	4/15/47	950	1,074
UnitedHealth Group Inc.	3.750%	10/15/47	400	416
UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,386
UnitedHealth Group Inc.	4.450%	12/15/48	500	589
UnitedHealth Group Inc.	3.700%	8/15/49	810	858
UnitedHealth Group Inc.	3.875%	8/15/59	1,010	1,063
Unum Group	4.000%	3/15/24	200	211
Unum Group	4.000%	6/15/29	210	218
Unum Group	5.750%	8/15/42	400	479
Unum Group	4.500%	12/15/49	350	338
Voya Financial Inc.	3.125%	7/15/24	650	665
Voya Financial Inc.	3.650%	6/15/26	750	788
Voya Financial Inc.	5.700%	7/15/43	350	448
Voya Financial Inc.	4.800%	6/15/46	125	144
Willis North America Inc.	3.600%	5/15/24	600	621
Willis North America Inc.	4.500%	9/15/28	500	552
Willis North America Inc.	2.950%	9/15/29	1,260	1,236
Willis North America Inc.	5.050%	9/15/48	200	232
Willis North America Inc.	3.875%	9/15/49	250	244
Willis Towers Watson plc	5.750%	3/15/21	265	278
WR Berkley Corp.	4.625%	3/15/22	225	238
WR Berkley Corp.	4.750%	8/1/44	300	342
XLIT Ltd.	4.450%	3/31/25	200	217
XLIT Ltd.	5.250%	12/15/43	100	130
XLIT Ltd.	5.500%	3/31/45	450	570

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	305
ORIX Corp.	3.250%	12/4/24	275	285
ORIX Corp.	3.700%	7/18/27	850	907

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	79
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	774
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	523
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	326
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	213
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	268
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	378
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	226
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	275	270
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	580
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	624
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	247
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	612
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	253

American Campus Communities Operating
Partnership LP	3.750%	4/15/23	225	235
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	267
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	100	103
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	300	315
American Homes 4 Rent LP	4.900%	2/15/29	325	369
AvalonBay Communities Inc.	2.850%	3/15/23	200	205
AvalonBay Communities Inc.	4.200%	12/15/23	865	932
AvalonBay Communities Inc.	3.500%	11/15/24	250	266
AvalonBay Communities Inc.	3.450%	6/1/25	425	449
AvalonBay Communities Inc.	2.950%	5/11/26	250	258
AvalonBay Communities Inc.	2.900%	10/15/26	50	51
AvalonBay Communities Inc.	3.350%	5/15/27	300	317
AvalonBay Communities Inc.	3.200%	1/15/28	350	366
AvalonBay Communities Inc.	3.300%	6/1/29	1,000	1,058
AvalonBay Communities Inc.	4.350%	4/15/48	250	301
Boston Properties LP	4.125%	5/15/21	190	195
Boston Properties LP	3.850%	2/1/23	950	996
Boston Properties LP	3.125%	9/1/23	1,375	1,418
Boston Properties LP	3.800%	2/1/24	3,021	3,192
Boston Properties LP	3.200%	1/15/25	550	570
Boston Properties LP	2.750%	10/1/26	475	480
Brandywine Operating Partnership LP	3.950%	2/15/23	270	281
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,041
Brixmor Operating Partnership LP	3.875%	8/15/22	25	26
Brixmor Operating Partnership LP	3.650%	6/15/24	300	312
Brixmor Operating Partnership LP	3.850%	2/1/25	550	574
Brixmor Operating Partnership LP	4.125%	6/15/26	400	425
Brixmor Operating Partnership LP	3.900%	3/15/27	300	314
Brixmor Operating Partnership LP	4.125%	5/15/29	888	947
Camden Property Trust	4.100%	10/15/28	250	278
Camden Property Trust	3.150%	7/1/29	100	104
Camden Property Trust	3.350%	11/1/49	800	805
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	104
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,146
Corporate Office Properties LP	3.700%	6/15/21	200	202
Corporate Office Properties LP	3.600%	5/15/23	600	609
CubeSmart LP	4.375%	12/15/23	500	533
CubeSmart LP	4.000%	11/15/25	160	170
CubeSmart LP	3.125%	9/1/26	425	428
CubeSmart LP	4.375%	2/15/29	150	165
Digital Realty Trust LP	3.950%	7/1/22	900	940
Digital Realty Trust LP	3.625%	10/1/22	1,555	1,609
Digital Realty Trust LP	3.700%	8/15/27	400	421
Digital Realty Trust LP	4.450%	7/15/28	1,000	1,103
Digital Realty Trust LP	3.600%	7/1/29	700	731
Duke Realty LP	3.625%	4/15/23	275	286
Duke Realty LP	3.250%	6/30/26	75	78
Duke Realty LP	3.375%	12/15/27	250	261
Duke Realty LP	4.000%	9/15/28	500	546
EPR Properties	5.250%	7/15/23	400	431
EPR Properties	4.500%	4/1/25	300	314

EPR Properties	4.750%	12/15/26	500	538
EPR Properties	4.950%	4/15/28	300	326
EPR Properties	3.750%	8/15/29	400	399
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	641
ERP Operating LP	3.375%	6/1/25	350	370
ERP Operating LP	2.850%	11/1/26	1,300	1,332
ERP Operating LP	3.500%	3/1/28	500	532
ERP Operating LP	4.150%	12/1/28	300	335
ERP Operating LP	3.000%	7/1/29	250	258
ERP Operating LP	2.500%	2/15/30	300	295
ERP Operating LP	4.500%	7/1/44	550	662
ERP Operating LP	4.500%	6/1/45	350	421
Essex Portfolio LP	5.200%	3/15/21	175	181
Essex Portfolio LP	3.250%	5/1/23	50	51
Essex Portfolio LP	3.875%	5/1/24	275	290
Essex Portfolio LP	3.500%	4/1/25	200	209
Essex Portfolio LP	3.375%	4/15/26	300	313
Essex Portfolio LP	3.625%	5/1/27	350	371
Essex Portfolio LP	4.000%	3/1/29	280	306
Essex Portfolio LP	3.000%	1/15/30	325	327
Essex Portfolio LP	4.500%	3/15/48	1,000	1,152
Federal Realty Investment Trust	2.750%	6/1/23	325	331
Federal Realty Investment Trust	3.250%	7/15/27	225	234
Federal Realty Investment Trust	3.200%	6/15/29	75	78
Federal Realty Investment Trust	4.500%	12/1/44	425	501
HCP Inc.	3.150%	8/1/22	250	256
HCP Inc.	4.000%	12/1/22	307	321
HCP Inc.	4.250%	11/15/23	478	512
HCP Inc.	4.200%	3/1/24	1,700	1,826
HCP Inc.	3.400%	2/1/25	400	415
HCP Inc.	3.250%	7/15/26	150	154
HCP Inc.	3.500%	7/15/29	500	519
HCP Inc.	6.750%	2/1/41	175	250
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	312
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	103
Healthcare Trust of America Holdings LP	3.500%	8/1/26	625	644
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	418
Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	393
Highwoods Realty LP	3.200%	6/15/21	425	430
Highwoods Realty LP	4.125%	3/15/28	850	902
Highwoods Realty LP	4.200%	4/15/29	250	269
Hospitality Properties Trust	4.500%	6/15/23	524	539
Hospitality Properties Trust	4.650%	3/15/24	200	206
Hospitality Properties Trust	4.350%	10/1/24	125	127
Hospitality Properties Trust	4.500%	3/15/25	125	127
Hospitality Properties Trust	5.250%	2/15/26	225	235
Hospitality Properties Trust	4.750%	10/1/26	315	316
Hospitality Properties Trust	4.950%	2/15/27	325	330
Hospitality Properties Trust	3.950%	1/15/28	500	478
Hospitality Properties Trust	4.950%	10/1/29	850	840
Hospitality Properties Trust	4.375%	2/15/30	325	310
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,182
Host Hotels & Resorts LP	5.250%	3/15/22	500	537
Host Hotels & Resorts LP	3.750%	10/15/23	240	249
Host Hotels & Resorts LP	3.875%	4/1/24	300	314
Host Hotels & Resorts LP	4.000%	6/15/25	175	185

Host Hotels & Resorts LP	3.375%	12/15/29	400	398
Hudson Pacific Properties LP	4.650%	4/1/29	200	220
Hudson Pacific Properties LP	3.950%	11/1/27	250	262
Hudson Pacific Properties LP	3.250%	1/15/30	240	237
Kilroy Realty LP	3.800%	1/15/23	250	262
Kilroy Realty LP	3.450%	12/15/24	850	885
Kilroy Realty LP	4.750%	12/15/28	350	397
Kilroy Realty LP	3.050%	2/15/30	1,200	1,175
Kimco Realty Corp.	3.200%	5/1/21	500	508
Kimco Realty Corp.	3.125%	6/1/23	550	565
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,299
Kimco Realty Corp.	3.800%	4/1/27	300	319
Kimco Realty Corp.	4.250%	4/1/45	425	455
Kimco Realty Corp.	4.450%	9/1/47	250	275
Kite Realty Group LP	4.000%	10/1/26	725	720
Liberty Property LP	3.375%	6/15/23	575	594
Liberty Property LP	4.400%	2/15/24	1,120	1,207
Liberty Property LP	3.750%	4/1/25	975	1,023
Liberty Property LP	4.375%	2/1/29	50	56
Life Storage LP	3.875%	12/15/27	100	106
Life Storage LP	4.000%	6/15/29	125	134
Life Storage LP	3.500%	7/1/26	475	489
Mid-America Apartments LP	4.300%	10/15/23	350	373
Mid-America Apartments LP	3.750%	6/15/24	325	342
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,059
Mid-America Apartments LP	3.950%	3/15/29	455	495
National Retail Properties Inc.	3.800%	10/15/22	500	520
National Retail Properties Inc.	3.900%	6/15/24	275	291
National Retail Properties Inc.	4.000%	11/15/25	450	482
National Retail Properties Inc.	3.500%	10/15/27	550	575
National Retail Properties Inc.	4.300%	10/15/28	300	333
National Retail Properties Inc.	4.800%	10/15/48	250	300
Office Properties Income Trust	4.000%	7/15/22	275	280
Omega Healthcare Investors Inc.	4.375%	8/1/23	775	814
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	294
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	185
Omega Healthcare Investors Inc.	5.250%	1/15/26	525	577
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	1,060
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	324
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,991
Physicians Realty LP	4.300%	3/15/27	350	373
Physicians Realty LP	3.950%	1/15/28	300	314
Piedmont Operating Partnership LP	3.400%	6/1/23	300	303
Piedmont Operating Partnership LP	4.450%	3/15/24	275	289
Prologis LP	3.875%	9/15/28	300	335
Prologis LP	4.375%	9/15/48	300	372
Public Storage	2.370%	9/15/22	250	252
Public Storage	3.094%	9/15/27	300	315
Public Storage	3.385%	5/1/29	175	188
Realty Income Corp.	3.250%	10/15/22	1,300	1,337
Realty Income Corp.	3.875%	7/15/24	250	267
Realty Income Corp.	3.875%	4/15/25	200	215
Realty Income Corp.	4.125%	10/15/26	775	855
Realty Income Corp.	3.000%	1/15/27	400	411
Realty Income Corp.	3.650%	1/15/28	790	846
Realty Income Corp.	3.250%	6/15/29	700	731
Realty Income Corp.	4.650%	3/15/47	820	1,016

Regency Centers LP	3.600%	2/1/27	340	358
Regency Centers LP	4.125%	3/15/28	250	272
Regency Centers LP	2.950%	9/15/29	400	398
Regency Centers LP	4.400%	2/1/47	400	458
Regency Centers LP	4.650%	3/15/49	325	390
Sabra Health Care LP	5.125%	8/15/26	100	107
Sabra Health Care LP	3.900%	10/15/29	600	593
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	240	253
Select Income REIT	4.150%	2/1/22	225	230
Select Income REIT	4.250%	5/15/24	500	511
Select Income REIT	4.500%	2/1/25	250	259
Simon Property Group LP	4.375%	3/1/21	555	570
Simon Property Group LP	4.125%	12/1/21	525	545
Simon Property Group LP	2.350%	1/30/22	500	504
Simon Property Group LP	3.375%	3/15/22	250	259
Simon Property Group LP	2.625%	6/15/22	450	457
Simon Property Group LP	2.750%	2/1/23	400	408
Simon Property Group LP	2.750%	6/1/23	3,400	3,472
Simon Property Group LP	3.750%	2/1/24	500	530
Simon Property Group LP	2.000%	9/13/24	595	588
Simon Property Group LP	3.500%	9/1/25	200	212
Simon Property Group LP	3.300%	1/15/26	195	204
Simon Property Group LP	3.250%	11/30/26	300	315
Simon Property Group LP	3.375%	6/15/27	820	866
Simon Property Group LP	3.375%	12/1/27	1,000	1,058
Simon Property Group LP	2.450%	9/13/29	595	580
Simon Property Group LP	6.750%	2/1/40	500	735
Simon Property Group LP	4.750%	3/15/42	350	424
Simon Property Group LP	4.250%	11/30/46	425	491
Simon Property Group LP	3.250%	9/13/49	1,000	974
SITE Centers Corp.	4.625%	7/15/22	212	220
SITE Centers Corp.	4.250%	2/1/26	250	265
SITE Centers Corp.	4.700%	6/1/27	1,000	1,096
SL Green Operating Partnership LP	3.250%	10/15/22	350	357
Spirit Realty LP	3.200%	1/15/27	315	312
Spirit Realty LP	4.000%	7/15/29	245	255
Spirit Realty LP	3.400%	1/15/30	315	312
STORE Capital Corp.	4.500%	3/15/28	275	297
STORE Capital Corp.	4.625%	3/15/29	300	326
Tanger Properties LP	3.750%	12/1/24	200	205
Tanger Properties LP	3.125%	9/1/26	375	368
Tanger Properties LP	3.875%	7/15/27	250	255
UDR Inc.	4.625%	1/10/22	2,575	2,689
UDR Inc.	3.750%	7/1/24	2,011	2,130
UDR Inc.	2.950%	9/1/26	600	610
UDR Inc.	3.500%	7/1/27	150	158
UDR Inc.	3.500%	1/15/28	50	53
Ventas Realty LP	3.100%	1/15/23	1,243	1,274
Ventas Realty LP	3.125%	6/15/23	1,240	1,273
Ventas Realty LP	3.500%	4/15/24	325	340
Ventas Realty LP	3.750%	5/1/24	200	211
Ventas Realty LP	2.650%	1/15/25	325	327
Ventas Realty LP	3.850%	4/1/27	275	292
Ventas Realty LP	3.000%	1/15/30	325	322
Ventas Realty LP	5.700%	9/30/43	325	421
Ventas Realty LP	4.375%	2/1/45	250	276
Ventas Realty LP	4.875%	4/15/49	250	297

Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	513
VEREIT Operating Partnership LP	4.125%	6/1/21	325	333
VEREIT Operating Partnership LP	4.600%	2/6/24	375	403
VEREIT Operating Partnership LP	4.625%	11/1/25	400	436
VEREIT Operating Partnership LP	4.875%	6/1/26	350	388
VEREIT Operating Partnership LP	3.950%	8/15/27	1,375	1,449
Vornado Realty LP	3.500%	1/15/25	425	439
Washington REIT	4.950%	10/1/20	125	126
Washington REIT	3.950%	10/15/22	100	104
Weingarten Realty Investors	3.375%	10/15/22	200	204
Weingarten Realty Investors	3.500%	4/15/23	275	283
Weingarten Realty Investors	4.450%	1/15/24	75	80
Welltower Inc.	3.750%	3/15/23	1,985	2,077
Welltower Inc.	4.500%	1/15/24	125	135
Welltower Inc.	3.625%	3/15/24	225	236
Welltower Inc.	4.000%	6/1/25	1,125	1,201
Welltower Inc.	4.250%	4/1/26	450	489
Welltower Inc.	4.250%	4/15/28	250	274
Welltower Inc.	4.125%	3/15/29	500	544
Welltower Inc.	3.100%	1/15/30	250	250
Welltower Inc.	6.500%	3/15/41	200	272
Welltower Inc.	4.950%	9/1/48	400	481
WP Carey Inc.	4.600%	4/1/24	550	588
WP Carey Inc.	4.000%	2/1/25	200	210
WP Carey Inc.	4.250%	10/1/26	300	321
WP Carey Inc.	3.850%	7/15/29	200	212
				1,454,434
Industrial (6.6%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	190	193
Air Products & Chemicals Inc.	2.750%	2/3/23	200	205
Air Products & Chemicals Inc.	3.350%	7/31/24	1,200	1,265
Airgas Inc.	3.650%	7/15/24	494	522
Albemarle Corp.	4.150%	12/1/24	300	320
Albemarle Corp.	5.450%	12/1/44	325	370
ArcelorMittal	6.250%	2/25/22	100	108
ArcelorMittal	3.600%	7/16/24	500	504
ArcelorMittal	6.125%	6/1/25	425	477
ArcelorMittal	4.550%	3/11/26	2,500	2,612
ArcelorMittal	4.250%	7/16/29	200	203
Barrick Gold Corp.	6.450%	10/15/35	375	485
Barrick Gold Corp.	5.250%	4/1/42	500	609
Barrick North America Finance LLC	5.700%	5/30/41	1,650	2,077
Barrick North America Finance LLC	5.750%	5/1/43	750	983
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	865
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	816
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	575	613
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,377
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,150	2,767
Braskem Finance Ltd.	6.450%	2/3/24	238	263
Cabot Corp.	3.700%	7/15/22	50	51
Cabot Corp.	4.000%	7/1/29	240	252
Celanese US Holdings LLC	3.500%	5/8/24	400	414
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,000	1,038
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	307
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	948
Domtar Corp.	6.750%	2/15/44	400	456

Dow Chemical Co.	4.125%	11/15/21	2,035	2,106
Dow Chemical Co.	3.000%	11/15/22	1,000	1,021
8 Dow Chemical Co.	3.150%	5/15/24	400	410
Dow Chemical Co.	3.500%	10/1/24	600	625
8 Dow Chemical Co.	4.550%	11/30/25	250	274
8 Dow Chemical Co.	3.625%	5/15/26	600	625
8 Dow Chemical Co.	4.800%	11/30/28	250	282
Dow Chemical Co.	7.375%	11/1/29	100	132
Dow Chemical Co.	4.250%	10/1/34	350	371
Dow Chemical Co.	9.400%	5/15/39	960	1,558
Dow Chemical Co.	5.250%	11/15/41	375	427
Dow Chemical Co.	4.375%	11/15/42	1,300	1,345
Dow Chemical Co.	4.625%	10/1/44	500	538
8 Dow Chemical Co.	5.550%	11/30/48	700	848
8 Dow Chemical Co.	4.800%	5/15/49	600	663
DuPont de Nemours Inc.	3.766%	11/15/20	1,100	1,120
DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,196
DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,656
DuPont de Nemours Inc.	4.725%	11/15/28	1,825	2,083
DuPont de Nemours Inc.	5.319%	11/15/38	1,350	1,638
DuPont de Nemours Inc.	5.419%	11/15/48	1,895	2,405
Eastman Chemical Co.	3.600%	8/15/22	317	328
Eastman Chemical Co.	4.800%	9/1/42	400	437
Eastman Chemical Co.	4.650%	10/15/44	1,000	1,083
Ecolab Inc.	4.350%	12/8/21	378	396
Ecolab Inc.	2.375%	8/10/22	400	404
Ecolab Inc.	3.250%	1/14/23	393	407
Ecolab Inc.	2.700%	11/1/26	600	615
Ecolab Inc.	3.250%	12/1/27	400	425
Ecolab Inc.	5.500%	12/8/41	85	114
Ecolab Inc.	3.950%	12/1/47	693	788
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,125	1,201
Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	254
Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	161
FMC Corp.	3.950%	2/1/22	150	154
FMC Corp.	4.100%	2/1/24	750	783
FMC Corp.	3.200%	10/1/26	300	303
FMC Corp.	3.450%	10/1/29	200	202
FMC Corp.	4.500%	10/1/49	300	312
Georgia-Pacific LLC	8.875%	5/15/31	1,175	1,860
Huntsman International LLC	4.500%	5/1/29	250	263
International Flavors & Fragrances Inc.	3.200%	5/1/23	100	102
International Flavors & Fragrances Inc.	4.450%	9/26/28	215	236
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	553
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	570
International Paper Co.	7.500%	8/15/21	617	674
International Paper Co.	4.750%	2/15/22	868	913
International Paper Co.	3.650%	6/15/24	400	421
International Paper Co.	3.800%	1/15/26	350	371
International Paper Co.	3.000%	2/15/27	1,500	1,520
International Paper Co.	5.000%	9/15/35	150	173
International Paper Co.	7.300%	11/15/39	805	1,091
International Paper Co.	6.000%	11/15/41	300	365
International Paper Co.	4.800%	6/15/44	500	539
International Paper Co.	5.150%	5/15/46	625	701
International Paper Co.	4.400%	8/15/47	1,000	1,035
International Paper Co.	4.350%	8/15/48	475	490

Kinross Gold Corp.	5.125%	9/1/21	200	208
Kinross Gold Corp.	5.950%	3/15/24	400	445
Kinross Gold Corp.	4.500%	7/15/27	100	105
LYB International Finance BV	4.000%	7/15/23	500	529
LYB International Finance BV	5.250%	7/15/43	500	570
LYB International Finance BV	4.875%	3/15/44	1,035	1,127
LYB International Finance II BV	3.500%	3/2/27	400	412
LYB International Finance III LLC	4.200%	10/15/49	485	480
LyondellBasell Industries NV	6.000%	11/15/21	775	826
LyondellBasell Industries NV	4.625%	2/26/55	1,160	1,193
Meadwestvaco Corp.	7.950%	2/15/31	975	1,345
Methanex Corp.	5.650%	12/1/44	440	424
Mosaic Co.	3.750%	11/15/21	865	883
Mosaic Co.	3.250%	11/15/22	650	664
Mosaic Co.	4.250%	11/15/23	3,600	3,808
Mosaic Co.	4.050%	11/15/27	700	725
Mosaic Co.	5.450%	11/15/33	100	114
Mosaic Co.	4.875%	11/15/41	130	129
Mosaic Co.	5.625%	11/15/43	325	357
Newmont Goldcorp Corp.	3.625%	6/9/21	450	457
Newmont Goldcorp Corp.	3.700%	3/15/23	2,825	2,929
Newmont Goldcorp Corp.	2.800%	10/1/29	150	148
Newmont Goldcorp Corp.	5.875%	4/1/35	325	419
Newmont Goldcorp Corp.	6.250%	10/1/39	500	667
Newmont Goldcorp Corp.	4.875%	3/15/42	950	1,108
Newmont Goldcorp Corp.	5.450%	6/9/44	350	444
Nucor Corp.	4.125%	9/15/22	200	211
Nucor Corp.	4.000%	8/1/23	325	345
Nucor Corp.	6.400%	12/1/37	1,300	1,812
Nucor Corp.	5.200%	8/1/43	400	500
Nucor Corp.	4.400%	5/1/48	500	573
Nutrien Ltd.	3.150%	10/1/22	410	418
Nutrien Ltd.	3.500%	6/1/23	275	284
Nutrien Ltd.	3.375%	3/15/25	550	568
Nutrien Ltd.	3.000%	4/1/25	250	254
Nutrien Ltd.	4.000%	12/15/26	300	321
Nutrien Ltd.	4.200%	4/1/29	275	302
Nutrien Ltd.	4.125%	3/15/35	1,250	1,298
Nutrien Ltd.	5.875%	12/1/36	300	363
Nutrien Ltd.	5.625%	12/1/40	385	461
Nutrien Ltd.	4.900%	6/1/43	125	141
Nutrien Ltd.	5.250%	1/15/45	750	882
Nutrien Ltd.	5.000%	4/1/49	450	523
Packaging Corp. of America	2.450%	12/15/20	400	399
Packaging Corp. of America	3.900%	6/15/22	275	285
Packaging Corp. of America	4.500%	11/1/23	1,640	1,757
Packaging Corp. of America	3.650%	9/15/24	500	523
Packaging Corp. of America	3.400%	12/15/27	400	412
PPG Industries Inc.	3.600%	11/15/20	27	27
PPG Industries Inc.	2.400%	8/15/24	300	300
Praxair Inc.	4.050%	3/15/21	825	849
Praxair Inc.	3.000%	9/1/21	325	331
Praxair Inc.	2.450%	2/15/22	3,275	3,309
Praxair Inc.	2.650%	2/5/25	500	513
Praxair Inc.	3.550%	11/7/42	300	320
Rayonier Inc.	3.750%	4/1/22	125	127
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	377

Rio Tinto Alcan Inc.	6.125%	12/15/33	325	439
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	572
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,825
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	304
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	730
Rio Tinto Finance USA plc	4.750%	3/22/42	600	746
Rio Tinto Finance USA plc	4.125%	8/21/42	975	1,126
Rohm & Haas Co.	7.850%	7/15/29	300	401
RPM International Inc.	3.450%	11/15/22	250	255
RPM International Inc.	3.750%	3/15/27	150	155
RPM International Inc.	4.550%	3/1/29	275	298
RPM International Inc.	5.250%	6/1/45	50	55
RPM International Inc.	4.250%	1/15/48	1,200	1,171
Sasol Financing International Ltd.	4.500%	11/14/22	895	913
Sasol Financing USA LLC	5.875%	3/27/24	1,200	1,293
Sasol Financing USA LLC	6.500%	9/27/28	625	687
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	689	699
Sherwin-Williams Co.	3.125%	6/1/24	925	955
Sherwin-Williams Co.	3.450%	8/1/25	900	939
Sherwin-Williams Co.	3.950%	1/15/26	600	639
Sherwin-Williams Co.	3.450%	6/1/27	300	313
Sherwin-Williams Co.	2.950%	8/15/29	300	301
Sherwin-Williams Co.	4.000%	12/15/42	200	208
Sherwin-Williams Co.	4.550%	8/1/45	270	300
Sherwin-Williams Co.	4.500%	6/1/47	1,050	1,178
Southern Copper Corp.	3.500%	11/8/22	600	615
Southern Copper Corp.	3.875%	4/23/25	650	679
Southern Copper Corp.	7.500%	7/27/35	425	569
Southern Copper Corp.	6.750%	4/16/40	450	584
Southern Copper Corp.	5.875%	4/23/45	2,705	3,293
Suzano Austria GmbH	6.000%	1/15/29	1,050	1,138
Suzano Austria GmbH	5.000%	1/15/30	1,200	1,206
Teck Resources Ltd.	6.125%	10/1/35	475	537
Teck Resources Ltd.	6.000%	8/15/40	150	162
Teck Resources Ltd.	6.250%	7/15/41	1,125	1,242
Vale Canada Ltd.	7.200%	9/15/32	100	120
Vale Overseas Ltd.	4.375%	1/11/22	1,202	1,241
Vale Overseas Ltd.	6.250%	8/10/26	700	808
Vale Overseas Ltd.	8.250%	1/17/34	375	511
Vale Overseas Ltd.	6.875%	11/21/36	1,837	2,319
Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,794
Vale SA	5.625%	9/11/42	923	1,035
Westlake Chemical Corp.	3.600%	8/15/26	200	206
Westlake Chemical Corp.	5.000%	8/15/46	825	886
Westrock MWV LLC	8.200%	1/15/30	475	653
WestRock RKT Co.	4.900%	3/1/22	250	264
Weyerhaeuser Co.	4.700%	3/15/21	275	283
Weyerhaeuser Co.	8.500%	1/15/25	150	192
Weyerhaeuser Co.	4.000%	11/15/29	750	815
Weyerhaeuser Co.	7.375%	3/15/32	625	874
Weyerhaeuser Co.	6.875%	12/15/33	125	168
WRKCo Inc.	3.000%	9/15/24	525	534
WRKCo Inc.	4.650%	3/15/26	600	658
WRKCo Inc.	3.375%	9/15/27	425	432
WRKCo Inc.	3.900%	6/1/28	200	210
WRKCo Inc.	4.900%	3/15/29	625	706

WRKCO Inc.	4.200%	6/1/32	400	438
Yamana Gold Inc.	4.625%	12/15/27	150	159

Capital Goods (0.6%)
3M Co.	1.625%	9/19/21	450	448
3M Co.	2.750%	3/1/22	375	383
3M Co.	1.750%	2/14/23	500	498
3M Co.	2.250%	3/15/23	1,325	1,339
3M Co.	3.250%	2/14/24	400	421
3M Co.	2.000%	2/14/25	600	596
3M Co.	3.000%	8/7/25	425	445
3M Co.	2.250%	9/19/26	800	797
3M Co.	2.875%	10/15/27	525	543
3M Co.	3.375%	3/1/29	650	698
3M Co.	2.375%	8/26/29	775	769
3M Co.	3.125%	9/19/46	500	482
3M Co.	3.625%	10/15/47	450	473
3M Co.	4.000%	9/14/48	925	1,036
3M Co.	3.250%	8/26/49	950	953
ABB Finance USA Inc.	2.875%	5/8/22	375	382
ABB Finance USA Inc.	3.375%	4/3/23	250	260
ABB Finance USA Inc.	3.800%	4/3/28	300	331
ABB Finance USA Inc.	4.375%	5/8/42	625	760
Allegion plc	3.500%	10/1/29	325	328
Allegion US Holding Co. Inc.	3.200%	10/1/24	100	101
Allegion US Holding Co. Inc.	3.550%	10/1/27	325	333
8 Bemis Co. Inc.	3.100%	9/15/26	300	298
Boeing Co.	1.650%	10/30/20	350	348
Boeing Co.	2.300%	8/1/21	200	201
Boeing Co.	2.125%	3/1/22	800	799
Boeing Co.	2.700%	5/1/22	425	433
Boeing Co.	2.800%	3/1/23	250	255
Boeing Co.	1.875%	6/15/23	100	99
Boeing Co.	2.800%	3/1/24	450	462
Boeing Co.	2.850%	10/30/24	200	206
Boeing Co.	2.600%	10/30/25	300	304
Boeing Co.	3.100%	5/1/26	400	419
Boeing Co.	2.250%	6/15/26	250	248
Boeing Co.	2.700%	2/1/27	715	730
Boeing Co.	2.800%	3/1/27	200	204
Boeing Co.	3.250%	3/1/28	275	289
Boeing Co.	3.450%	11/1/28	200	214
Boeing Co.	3.200%	3/1/29	900	945
Boeing Co.	2.950%	2/1/30	500	514
Boeing Co.	6.125%	2/15/33	325	434
Boeing Co.	3.600%	5/1/34	675	732
Boeing Co.	3.250%	2/1/35	600	624
Boeing Co.	6.625%	2/15/38	100	144
Boeing Co.	3.500%	3/1/39	200	210
Boeing Co.	6.875%	3/15/39	1,035	1,535
Boeing Co.	5.875%	2/15/40	545	737
Boeing Co.	3.375%	6/15/46	450	452
Boeing Co.	3.650%	3/1/47	300	317
Boeing Co.	3.625%	3/1/48	350	368
Boeing Co.	3.850%	11/1/48	200	219
Boeing Co.	3.900%	5/1/49	650	713
Boeing Co.	3.750%	2/1/50	500	539

Boeing Co.	3.825%	3/1/59	575	614
Boeing Co.	3.950%	8/1/59	500	547
Carlisle Cos. Inc.	3.750%	11/15/22	175	180
Carlisle Cos. Inc.	3.500%	12/1/24	150	156
Carlisle Cos. Inc.	3.750%	12/1/27	650	683
Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,298
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	502
Caterpillar Financial Services Corp.	2.900%	3/15/21	800	810
Caterpillar Financial Services Corp.	2.650%	5/17/21	380	384
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	796
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	202
Caterpillar Financial Services Corp.	3.150%	9/7/21	900	919
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	872
Caterpillar Financial Services Corp.	2.950%	2/26/22	825	842
Caterpillar Financial Services Corp.	2.400%	6/6/22	200	202
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,017
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,469
Caterpillar Financial Services Corp.	3.650%	12/7/23	400	425
Caterpillar Financial Services Corp.	2.850%	5/17/24	325	334
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	765
Caterpillar Financial Services Corp.	3.250%	12/1/24	700	734
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	202
Caterpillar Inc.	3.900%	5/27/21	720	742
Caterpillar Inc.	2.600%	6/26/22	125	127
Caterpillar Inc.	3.400%	5/15/24	750	792
Caterpillar Inc.	2.600%	9/19/29	400	403
Caterpillar Inc.	6.050%	8/15/36	720	993
Caterpillar Inc.	5.200%	5/27/41	475	625
Caterpillar Inc.	3.803%	8/15/42	1,454	1,629
Caterpillar Inc.	4.300%	5/15/44	375	448
Caterpillar Inc.	3.250%	9/19/49	625	644
CNH Industrial Capital LLC	4.375%	11/6/20	500	509
CNH Industrial Capital LLC	4.375%	4/5/22	150	156
CNH Industrial Capital LLC	4.200%	1/15/24	3,525	3,729
CNH Industrial NV	3.850%	11/15/27	500	515
Crane Co.	4.450%	12/15/23	400	424
Crane Co.	4.200%	3/15/48	500	522
CRH America Inc.	5.750%	1/15/21	985	1,019
Deere & Co.	2.600%	6/8/22	700	713
Deere & Co.	5.375%	10/16/29	455	568
Deere & Co.	7.125%	3/3/31	400	578
Deere & Co.	3.900%	6/9/42	1,000	1,151
Dover Corp.	4.300%	3/1/21	145	148
Dover Corp.	6.600%	3/15/38	350	476
Dover Corp.	5.375%	3/1/41	480	598
Eaton Corp.	2.750%	11/2/22	1,075	1,093
Eaton Corp.	3.103%	9/15/27	665	691
Eaton Corp.	4.000%	11/2/32	565	643
Eaton Corp.	4.150%	11/2/42	75	83
Eaton Corp.	3.915%	9/15/47	550	594
Embraer Netherlands Finance BV	5.050%	6/15/25	650	712
Embraer Netherlands Finance BV	5.400%	2/1/27	500	567
8 Embraer Overseas Ltd.	5.696%	9/16/23	350	386
Embraer SA	5.150%	6/15/22	900	953
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	450	455
Emerson Electric Co.	2.625%	2/15/23	300	309

Emerson Electric Co.	3.150%	6/1/25	450	475
Emerson Electric Co.	5.250%	11/15/39	135	175
FLIR Systems Inc.	3.125%	6/15/21	200	202
Flowserve Corp.	3.500%	9/15/22	225	228
Flowserve Corp.	4.000%	11/15/23	375	385
Fortive Corp.	2.350%	6/15/21	700	701
Fortive Corp.	3.150%	6/15/26	585	594
Fortive Corp.	4.300%	6/15/46	425	449
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	632
Fortune Brands Home & Security Inc.	4.000%	6/15/25	400	422
General Dynamics Corp.	3.000%	5/11/21	1,400	1,424
General Dynamics Corp.	3.875%	7/15/21	250	258
General Dynamics Corp.	2.250%	11/15/22	900	908
General Dynamics Corp.	3.375%	5/15/23	600	628
General Dynamics Corp.	1.875%	8/15/23	500	496
General Dynamics Corp.	2.375%	11/15/24	500	507
General Dynamics Corp.	3.500%	5/15/25	1,500	1,602
General Dynamics Corp.	2.125%	8/15/26	250	249
General Dynamics Corp.	2.625%	11/15/27	500	512
General Dynamics Corp.	3.750%	5/15/28	780	865
General Dynamics Corp.	3.600%	11/15/42	625	695
General Electric Co.	4.625%	1/7/21	455	467
General Electric Co.	5.300%	2/11/21	1,099	1,135
General Electric Co.	4.650%	10/17/21	1,304	1,356
General Electric Co.	3.150%	9/7/22	318	323
General Electric Co.	2.700%	10/9/22	1,100	1,104
General Electric Co.	3.100%	1/9/23	4,149	4,203
General Electric Co.	3.375%	3/11/24	500	514
General Electric Co.	3.450%	5/15/24	425	437
General Electric Co.	6.750%	3/15/32	2,185	2,739
General Electric Co.	6.150%	8/7/37	673	827
General Electric Co.	5.875%	1/14/38	2,337	2,798
General Electric Co.	6.875%	1/10/39	1,655	2,191
General Electric Co.	4.125%	10/9/42	702	706
General Electric Co.	4.500%	3/11/44	913	973
Honeywell International Inc.	4.250%	3/1/21	805	831
Honeywell International Inc.	1.850%	11/1/21	1,235	1,233
Honeywell International Inc.	2.150%	8/8/22	500	504
Honeywell International Inc.	3.350%	12/1/23	1,175	1,241
Honeywell International Inc.	2.300%	8/15/24	800	812
Honeywell International Inc.	2.500%	11/1/26	50	51
Honeywell International Inc.	2.700%	8/15/29	350	361
Honeywell International Inc.	5.700%	3/15/36	300	406
Honeywell International Inc.	5.700%	3/15/37	305	414
Honeywell International Inc.	5.375%	3/1/41	855	1,152
Hubbell Inc.	3.350%	3/1/26	300	306
Hubbell Inc.	3.150%	8/15/27	275	278
Hubbell Inc.	3.500%	2/15/28	400	416
Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,000	1,045
Illinois Tool Works Inc.	3.375%	9/15/21	90	92
Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,209
Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,136
Illinois Tool Works Inc.	4.875%	9/15/41	305	391
Illinois Tool Works Inc.	3.900%	9/1/42	1,500	1,742
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	900	957
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	421
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,406

Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	338
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	1,036
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	170
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	275	312
John Deere Capital Corp.	2.450%	9/11/20	275	276
John Deere Capital Corp.	2.875%	3/12/21	550	557
John Deere Capital Corp.	3.900%	7/12/21	125	129
John Deere Capital Corp.	3.125%	9/10/21	500	509
John Deere Capital Corp.	3.150%	10/15/21	305	312
John Deere Capital Corp.	2.650%	1/6/22	450	457
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	1.950%	6/13/22	850	850
John Deere Capital Corp.	2.150%	9/8/22	550	555
John Deere Capital Corp.	2.700%	1/6/23	425	434
John Deere Capital Corp.	2.800%	1/27/23	275	282
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,537
John Deere Capital Corp.	3.450%	6/7/23	200	210
John Deere Capital Corp.	3.650%	10/12/23	200	212
John Deere Capital Corp.	2.600%	3/7/24	300	306
John Deere Capital Corp.	3.350%	6/12/24	700	737
John Deere Capital Corp.	3.450%	3/13/25	1,225	1,304
John Deere Capital Corp.	3.400%	9/11/25	325	346
John Deere Capital Corp.	2.650%	6/10/26	300	307
John Deere Capital Corp.	2.250%	9/14/26	1,250	1,246
John Deere Capital Corp.	2.800%	9/8/27	250	258
John Deere Capital Corp.	3.050%	1/6/28	600	629
John Deere Capital Corp.	3.450%	3/7/29	300	324
John Deere Capital Corp.	2.800%	7/18/29	490	503
Johnson Controls International plc	3.625%	7/2/24	442	461
Johnson Controls International plc	3.900%	2/14/26	219	234
Johnson Controls International plc	6.000%	1/15/36	210	258
Johnson Controls International plc	4.625%	7/2/44	800	878
Johnson Controls International plc	5.125%	9/14/45	80	93
Johnson Controls International plc	4.500%	2/15/47	700	762
Johnson Controls International plc	4.950%	7/2/64	286	303
Kennametal Inc.	3.875%	2/15/22	125	129
Kennametal Inc.	4.625%	6/15/28	1,000	1,064
8 L3 Technologies Inc.	4.950%	2/15/21	575	592
8 L3 Technologies Inc.	3.850%	6/15/23	775	816
8 L3 Technologies Inc.	3.950%	5/28/24	270	288
8 L3 Technologies Inc.	3.850%	12/15/26	200	215
L3Harris Technologies Inc.	3.832%	4/27/25	550	586
8 L3Harris Technologies Inc.	4.400%	6/15/28	750	841
L3Harris Technologies Inc.	4.854%	4/27/35	100	118
L3Harris Technologies Inc.	6.150%	12/15/40	425	575
L3Harris Technologies Inc.	5.054%	4/27/45	375	472
Leggett & Platt Inc.	3.800%	11/15/24	550	569
Leggett & Platt Inc.	3.500%	11/15/27	700	707
Leggett & Platt Inc.	4.400%	3/15/29	400	430
Legrand France SA	8.500%	2/15/25	300	390
Lennox International Inc.	3.000%	11/15/23	100	101
Lockheed Martin Corp.	2.500%	11/23/20	655	658
Lockheed Martin Corp.	3.350%	9/15/21	875	898
Lockheed Martin Corp.	3.100%	1/15/23	270	278
Lockheed Martin Corp.	2.900%	3/1/25	375	389
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,285
Lockheed Martin Corp.	3.600%	3/1/35	550	594

Lockheed Martin Corp.	4.500%	5/15/36	450	536
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,389
Lockheed Martin Corp.	5.720%	6/1/40	316	430
Lockheed Martin Corp.	4.070%	12/15/42	175	201
Lockheed Martin Corp.	3.800%	3/1/45	100	111
Lockheed Martin Corp.	4.700%	5/15/46	1,700	2,148
Lockheed Martin Corp.	4.090%	9/15/52	972	1,141
Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,228
Martin Marietta Materials Inc.	3.450%	6/1/27	500	510
Martin Marietta Materials Inc.	3.500%	12/15/27	150	155
Martin Marietta Materials Inc.	4.250%	12/15/47	600	599
Masco Corp.	3.500%	4/1/21	300	304
Masco Corp.	5.950%	3/15/22	228	245
Masco Corp.	4.450%	4/1/25	550	592
Masco Corp.	4.375%	4/1/26	400	429
Masco Corp.	3.500%	11/15/27	100	102
Masco Corp.	7.750%	8/1/29	94	120
Masco Corp.	4.500%	5/15/47	425	431
Mohawk Industries Inc.	3.850%	2/1/23	550	575
Northrop Grumman Corp.	2.080%	10/15/20	800	800
Northrop Grumman Corp.	3.500%	3/15/21	225	229
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,520
Northrop Grumman Corp.	3.250%	8/1/23	500	520
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,338
Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,729
Northrop Grumman Corp.	5.050%	11/15/40	475	588
Northrop Grumman Corp.	4.750%	6/1/43	850	1,039
Northrop Grumman Corp.	4.030%	10/15/47	360	406
Nvent Finance Sarl	3.950%	4/15/23	220	224
Nvent Finance Sarl	4.550%	4/15/28	300	317
Oshkosh Corp.	4.600%	5/15/28	400	431
Owens Corning	4.200%	12/1/24	250	264
Owens Corning	3.400%	8/15/26	500	502
Owens Corning	3.950%	8/15/29	375	381
Owens Corning	7.000%	12/1/36	18	22
Owens Corning	4.300%	7/15/47	700	630
Owens Corning	4.400%	1/30/48	325	299
Parker-Hannifin Corp.	3.500%	9/15/22	975	1,012
Parker-Hannifin Corp.	2.700%	6/14/24	475	484
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,659
Parker-Hannifin Corp.	3.250%	6/14/29	285	297
Parker-Hannifin Corp.	6.250%	5/15/38	575	785
Parker-Hannifin Corp.	4.100%	3/1/47	500	554
Parker-Hannifin Corp.	4.000%	6/14/49	575	632
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,094
Precision Castparts Corp.	3.250%	6/15/25	700	731
Precision Castparts Corp.	3.900%	1/15/43	375	413
Precision Castparts Corp.	4.375%	6/15/45	775	913
Raytheon Co.	3.125%	10/15/20	425	430
Raytheon Co.	2.500%	12/15/22	845	854
Raytheon Co.	3.150%	12/15/24	225	236
Raytheon Co.	7.200%	8/15/27	75	100
Raytheon Co.	4.875%	10/15/40	225	284
Raytheon Co.	4.700%	12/15/41	925	1,148
Republic Services Inc.	5.250%	11/15/21	1,625	1,729
Republic Services Inc.	3.550%	6/1/22	1,300	1,346
Republic Services Inc.	2.500%	8/15/24	60	61

Republic Services Inc.	3.200%	3/15/25	500	519
Republic Services Inc.	6.200%	3/1/40	475	658
Republic Services Inc.	5.700%	5/15/41	500	666
Rockwell Automation Inc.	3.500%	3/1/29	350	379
Rockwell Automation Inc.	4.200%	3/1/49	475	566
Rockwell Collins Inc.	3.100%	11/15/21	675	688
Rockwell Collins Inc.	2.800%	3/15/22	750	761
Rockwell Collins Inc.	3.200%	3/15/24	775	805
Rockwell Collins Inc.	3.500%	3/15/27	1,000	1,068
Rockwell Collins Inc.	4.800%	12/15/43	235	282
Rockwell Collins Inc.	4.350%	4/15/47	775	903
Roper Technologies Inc.	2.800%	12/15/21	400	404
Roper Technologies Inc.	2.350%	9/15/24	500	501
Roper Technologies Inc.	3.850%	12/15/25	250	269
Roper Technologies Inc.	3.800%	12/15/26	500	535
Roper Technologies Inc.	4.200%	9/15/28	650	713
Roper Technologies Inc.	2.950%	9/15/29	475	477
Snap-on Inc.	6.125%	9/1/21	300	322
Snap-on Inc.	3.250%	3/1/27	225	237
Snap-on Inc.	4.100%	3/1/48	275	318
Sonoco Products Co.	5.750%	11/1/40	490	607
Spirit AeroSystems Inc.	3.950%	6/15/23	2,200	2,276
Spirit AeroSystems Inc.	3.850%	6/15/26	335	344
Spirit AeroSystems Inc.	4.600%	6/15/28	500	542
Stanley Black & Decker Inc.	3.400%	12/1/21	450	460
Stanley Black & Decker Inc.	2.900%	11/1/22	500	510
Stanley Black & Decker Inc.	3.400%	3/1/26	225	238
Stanley Black & Decker Inc.	5.200%	9/1/40	300	373
Stanley Black & Decker Inc.	4.850%	11/15/48	400	503
Textron Inc.	4.300%	3/1/24	625	669
Textron Inc.	3.875%	3/1/25	200	211
Textron Inc.	4.000%	3/15/26	300	320
Textron Inc.	3.650%	3/15/27	1,025	1,073
Textron Inc.	3.375%	3/1/28	325	334
Textron Inc.	3.900%	9/17/29	600	643
Timken Co.	3.875%	9/1/24	200	208
Timken Co.	4.500%	12/15/28	400	427
United Technologies Corp.	3.350%	8/16/21	1,000	1,022
United Technologies Corp.	1.950%	11/1/21	900	899
United Technologies Corp.	3.100%	6/1/22	1,800	1,853
United Technologies Corp.	3.650%	8/16/23	1,700	1,797
United Technologies Corp.	2.800%	5/4/24	500	514
United Technologies Corp.	3.950%	8/16/25	1,525	1,668
United Technologies Corp.	2.650%	11/1/26	1,075	1,100
United Technologies Corp.	6.700%	8/1/28	150	195
United Technologies Corp.	4.125%	11/16/28	2,345	2,653
United Technologies Corp.	7.500%	9/15/29	900	1,264
United Technologies Corp.	5.400%	5/1/35	500	636
United Technologies Corp.	6.050%	6/1/36	285	383
United Technologies Corp.	6.125%	7/15/38	925	1,281
United Technologies Corp.	4.450%	11/16/38	1,000	1,190
United Technologies Corp.	5.700%	4/15/40	625	833
United Technologies Corp.	4.500%	6/1/42	3,225	3,848
United Technologies Corp.	4.150%	5/15/45	325	375
United Technologies Corp.	3.750%	11/1/46	900	984
United Technologies Corp.	4.050%	5/4/47	800	920
United Technologies Corp.	4.625%	11/16/48	975	1,219

Valmont Industries Inc.	5.000%	10/1/44	510	535
Valmont Industries Inc.	5.250%	10/1/54	300	307
Vulcan Materials Co.	4.500%	4/1/25	250	268
Vulcan Materials Co.	4.500%	6/15/47	950	1,010
Wabtec Corp.	4.400%	3/15/24	1,100	1,171
Wabtec Corp.	3.450%	11/15/26	625	631
Wabtec Corp.	4.950%	9/15/28	750	826
Waste Connections Inc.	3.500%	5/1/29	950	1,009
Waste Management Inc.	4.600%	3/1/21	275	283
Waste Management Inc.	2.900%	9/15/22	191	195
Waste Management Inc.	2.400%	5/15/23	1,100	1,112
Waste Management Inc.	3.500%	5/15/24	750	792
Waste Management Inc.	2.950%	6/15/24	600	620
Waste Management Inc.	3.125%	3/1/25	250	261
Waste Management Inc.	3.200%	6/15/26	600	632
Waste Management Inc.	3.150%	11/15/27	1,600	1,681
Waste Management Inc.	3.450%	6/15/29	775	837
Waste Management Inc.	3.900%	3/1/35	250	277
Waste Management Inc.	4.000%	7/15/39	425	480
Waste Management Inc.	4.100%	3/1/45	500	573
Waste Management Inc.	4.150%	7/15/49	825	964
WW Grainger Inc.	4.600%	6/15/45	825	967
WW Grainger Inc.	3.750%	5/15/46	325	336
WW Grainger Inc.	4.200%	5/15/47	350	392
Xylem Inc.	3.250%	11/1/26	300	309
Xylem Inc.	4.375%	11/1/46	475	523

Communication (1.0%)
Activision Blizzard Inc.	2.300%	9/15/21	500	501
Activision Blizzard Inc.	2.600%	6/15/22	350	353
Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,090
Activision Blizzard Inc.	4.500%	6/15/47	325	368
America Movil SAB de CV	3.125%	7/16/22	1,060	1,087
America Movil SAB de CV	3.625%	4/22/29	700	744
America Movil SAB de CV	6.375%	3/1/35	800	1,089
America Movil SAB de CV	6.125%	11/15/37	300	402
America Movil SAB de CV	6.125%	3/30/40	1,900	2,579
America Movil SAB de CV	4.375%	7/16/42	950	1,076
America Movil SAB de CV	4.375%	4/22/49	800	919
American Tower Corp.	3.300%	2/15/21	600	609
American Tower Corp.	5.900%	11/1/21	3,099	3,326
American Tower Corp.	2.250%	1/15/22	350	350
American Tower Corp.	3.500%	1/31/23	1,075	1,114
American Tower Corp.	5.000%	2/15/24	1,900	2,096
American Tower Corp.	2.950%	1/15/25	475	485
American Tower Corp.	3.375%	10/15/26	1,669	1,735
American Tower Corp.	3.125%	1/15/27	575	586
American Tower Corp.	3.950%	3/15/29	475	509
American Tower Corp.	3.800%	8/15/29	1,075	1,142
American Tower Corp.	3.700%	10/15/49	400	399
AT&T Corp.	8.750%	11/15/31	1,031	1,415
AT&T Inc.	4.600%	2/15/21	900	923
AT&T Inc.	4.000%	1/15/22	205	213
AT&T Inc.	3.000%	2/15/22	2,000	2,044
AT&T Inc.	3.200%	3/1/22	1,175	1,202
AT&T Inc.	3.400%	6/15/22	400	412
AT&T Inc.	3.000%	6/30/22	1,750	1,782

AT&T Inc.	3.600%	2/17/23	1,735	1,811
AT&T Inc.	4.050%	12/15/23	375	400
AT&T Inc.	3.800%	3/1/24	525	555
AT&T Inc.	4.450%	4/1/24	575	623
AT&T Inc.	3.550%	6/1/24	525	549
AT&T Inc.	3.950%	1/15/25	2,225	2,373
AT&T Inc.	3.400%	5/15/25	3,975	4,151
AT&T Inc.	3.600%	7/15/25	825	866
AT&T Inc.	3.875%	1/15/26	965	1,024
AT&T Inc.	4.125%	2/17/26	2,044	2,204
AT&T Inc.	3.800%	2/15/27	2,570	2,719
AT&T Inc.	4.250%	3/1/27	1,475	1,607
AT&T Inc.	4.100%	2/15/28	1,574	1,702
AT&T Inc.	4.350%	3/1/29	2,000	2,205
AT&T Inc.	4.300%	2/15/30	2,949	3,246
AT&T Inc.	4.500%	5/15/35	1,330	1,455
AT&T Inc.	5.250%	3/1/37	2,325	2,729
AT&T Inc.	4.900%	8/15/37	3,405	3,870
AT&T Inc.	4.850%	3/1/39	1,600	1,816
AT&T Inc.	6.200%	3/15/40	300	378
AT&T Inc.	6.350%	3/15/40	525	677
AT&T Inc.	6.100%	7/15/40	375	468
AT&T Inc.	5.350%	9/1/40	2,205	2,587
AT&T Inc.	6.375%	3/1/41	862	1,116
AT&T Inc.	5.550%	8/15/41	410	488
AT&T Inc.	5.375%	10/15/41	405	473
AT&T Inc.	5.150%	3/15/42	1,000	1,151
AT&T Inc.	4.900%	6/15/42	900	1,013
AT&T Inc.	4.300%	12/15/42	1,523	1,593
AT&T Inc.	5.350%	12/15/43	1,000	1,181
AT&T Inc.	4.650%	6/1/44	725	782
AT&T Inc.	4.800%	6/15/44	2,050	2,273
AT&T Inc.	4.350%	6/15/45	1,575	1,656
AT&T Inc.	4.750%	5/15/46	3,350	3,716
AT&T Inc.	5.150%	11/15/46	5,000	5,795
AT&T Inc.	4.500%	3/9/48	200	215
AT&T Inc.	4.550%	3/9/49	2,962	3,191
AT&T Inc.	5.150%	2/15/50	1,800	2,107
AT&T Inc.	5.300%	8/15/58	1,301	1,526
Bell Canada Inc.	4.300%	7/29/49	400	459
British Telecommunications plc	4.500%	12/4/23	500	537
British Telecommunications plc	5.125%	12/4/28	650	741
British Telecommunications plc	9.625%	12/15/30	2,000	3,040
CBS Corp.	4.300%	2/15/21	550	562
CBS Corp.	3.375%	3/1/22	725	741
CBS Corp.	2.500%	2/15/23	750	752
CBS Corp.	2.900%	6/1/23	325	330
CBS Corp.	3.700%	8/15/24	575	604
CBS Corp.	3.500%	1/15/25	500	520
CBS Corp.	4.000%	1/15/26	500	533
CBS Corp.	2.900%	1/15/27	2,133	2,112
CBS Corp.	3.375%	2/15/28	375	383
CBS Corp.	3.700%	6/1/28	400	416
CBS Corp.	7.875%	7/30/30	375	521
CBS Corp.	5.500%	5/15/33	350	413
CBS Corp.	4.850%	7/1/42	675	761
CBS Corp.	4.900%	8/15/44	700	786

CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	1,000	1,051

Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	2,415	2,543
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	1,030	1,104
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	3,500	3,839
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	1,880	1,925
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	1,000	1,115
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	1,864	2,266
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	2,760	3,360
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	2,050	2,219
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	2,000	2,278
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.125%	7/1/49	1,350	1,438
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	325	408
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,357
Comcast Corp.	3.300%	10/1/20	1,000	1,014
Comcast Corp.	3.450%	10/1/21	2,575	2,649
Comcast Corp.	3.125%	7/15/22	800	826
Comcast Corp.	2.750%	3/1/23	2,350	2,405
Comcast Corp.	3.000%	2/1/24	3,000	3,105
Comcast Corp.	3.600%	3/1/24	350	372
Comcast Corp.	3.375%	8/15/25	2,725	2,878
Comcast Corp.	3.950%	10/15/25	700	761
Comcast Corp.	3.150%	3/1/26	2,000	2,087
Comcast Corp.	2.350%	1/15/27	1,930	1,917
Comcast Corp.	3.300%	2/1/27	1,075	1,130
Comcast Corp.	3.150%	2/15/28	1,275	1,327
Comcast Corp.	4.150%	10/15/28	4,425	4,947
Comcast Corp.	4.250%	10/15/30	1,000	1,135
Comcast Corp.	4.250%	1/15/33	1,275	1,463
Comcast Corp.	7.050%	3/15/33	1,025	1,465
Comcast Corp.	5.650%	6/15/35	1,080	1,404
Comcast Corp.	4.400%	8/15/35	1,000	1,162
Comcast Corp.	3.200%	7/15/36	700	716
Comcast Corp.	6.450%	3/15/37	1,350	1,899

Comcast Corp.	6.950%	8/15/37	1,020	1,498
Comcast Corp.	3.900%	3/1/38	725	797
Comcast Corp.	6.400%	5/15/38	868	1,220
Comcast Corp.	4.600%	10/15/38	1,100	1,310
Comcast Corp.	6.550%	7/1/39	350	503
Comcast Corp.	6.400%	3/1/40	450	638
Comcast Corp.	4.650%	7/15/42	2,065	2,479
Comcast Corp.	4.500%	1/15/43	250	295
Comcast Corp.	4.750%	3/1/44	400	486
Comcast Corp.	4.600%	8/15/45	1,175	1,398
Comcast Corp.	3.400%	7/15/46	1,700	1,734
Comcast Corp.	4.000%	8/15/47	700	772
Comcast Corp.	3.969%	11/1/47	1,871	2,062
Comcast Corp.	4.000%	3/1/48	322	355
Comcast Corp.	4.700%	10/15/48	3,200	3,920
Comcast Corp.	3.999%	11/1/49	1,803	1,993
Comcast Corp.	4.049%	11/1/52	317	353
Comcast Corp.	4.950%	10/15/58	2,000	2,549
Crown Castle International Corp.	3.400%	2/15/21	1,375	1,394
Crown Castle International Corp.	2.250%	9/1/21	2,050	2,048
Crown Castle International Corp.	4.875%	4/15/22	550	584
Crown Castle International Corp.	5.250%	1/15/23	375	409
Crown Castle International Corp.	3.150%	7/15/23	625	642
Crown Castle International Corp.	3.200%	9/1/24	525	540
Crown Castle International Corp.	4.450%	2/15/26	1,405	1,539
Crown Castle International Corp.	3.700%	6/15/26	975	1,028
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,262
Crown Castle International Corp.	3.800%	2/15/28	1,125	1,199
Crown Castle International Corp.	4.750%	5/15/47	300	350
Crown Castle International Corp.	5.200%	2/15/49	1,030	1,285
Deutsche Telekom International Finance
BV	8.750%	6/15/30	3,450	5,077
Discovery Communications LLC	4.375%	6/15/21	655	677
Discovery Communications LLC	3.500%	6/15/22	625	640
Discovery Communications LLC	2.950%	3/20/23	600	610
Discovery Communications LLC	3.250%	4/1/23	475	487
Discovery Communications LLC	3.800%	3/13/24	210	219
Discovery Communications LLC	3.900%	11/15/24	400	420
Discovery Communications LLC	3.450%	3/15/25	1,350	1,386
Discovery Communications LLC	3.950%	6/15/25	375	394
Discovery Communications LLC	4.900%	3/11/26	550	611
Discovery Communications LLC	3.950%	3/20/28	1,475	1,537
Discovery Communications LLC	5.000%	9/20/37	1,050	1,129
Discovery Communications LLC	6.350%	6/1/40	705	861
Discovery Communications LLC	4.950%	5/15/42	1,200	1,258
Discovery Communications LLC	5.200%	9/20/47	1,230	1,341
Discovery Communications LLC	5.300%	5/15/49	589	650
Electronic Arts Inc.	3.700%	3/1/21	725	738
Electronic Arts Inc.	4.800%	3/1/26	275	311
8 Fox Corp.	3.666%	1/25/22	675	698
8 Fox Corp.	4.030%	1/25/24	1,475	1,568
8 Fox Corp.	4.709%	1/25/29	1,300	1,485
8 Fox Corp.	5.476%	1/25/39	950	1,167
8 Fox Corp.	5.576%	1/25/49	1,700	2,141
Grupo Televisa SAB	6.625%	3/18/25	450	527
Grupo Televisa SAB	4.625%	1/30/26	550	589
Grupo Televisa SAB	8.500%	3/11/32	50	67

Grupo Televisa SAB	6.625%	1/15/40	500	626
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,741
Grupo Televisa SAB	5.250%	5/24/49	400	437
Interpublic Group of Cos. Inc.	3.500%	10/1/20	200	202
Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	256
Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	782
Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	375
Interpublic Group of Cos. Inc.	4.650%	10/1/28	425	476
Interpublic Group of Cos. Inc.	5.400%	10/1/48	550	652
Koninklijke KPN NV	8.375%	10/1/30	650	877
Moody's Corp.	2.750%	12/15/21	375	379
Moody's Corp.	4.500%	9/1/22	335	355
Moody's Corp.	4.875%	2/15/24	425	467
Moody's Corp.	4.875%	12/17/48	300	367
NBCUniversal Media LLC	4.375%	4/1/21	205	212
NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,986
NBCUniversal Media LLC	6.400%	4/30/40	480	681
NBCUniversal Media LLC	5.950%	4/1/41	925	1,272
NBCUniversal Media LLC	4.450%	1/15/43	800	921
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	1,100	1,140
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	650	684
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	1,150	1,210
Orange SA	4.125%	9/14/21	802	834
Orange SA	9.000%	3/1/31	2,260	3,524
Orange SA	5.375%	1/13/42	700	892
RELX Capital Inc.	3.125%	10/15/22	705	719
RELX Capital Inc.	3.500%	3/16/23	575	595
RELX Capital Inc.	4.000%	3/18/29	300	327
Rogers Communications Inc.	3.000%	3/15/23	230	235
Rogers Communications Inc.	4.100%	10/1/23	300	320
Rogers Communications Inc.	3.625%	12/15/25	475	506
Rogers Communications Inc.	4.500%	3/15/43	540	616
Rogers Communications Inc.	5.000%	3/15/44	500	615
Rogers Communications Inc.	4.350%	5/1/49	2,000	2,305
S&P Global Inc.	4.000%	6/15/25	550	602
S&P Global Inc.	4.400%	2/15/26	750	836
S&P Global Inc.	6.550%	11/15/37	350	503
S&P Global Inc.	4.500%	5/15/48	500	630
Telefonica Emisiones SAU	5.213%	3/8/47	2,500	2,898
Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,409
Telefonica Emisiones SAU	4.570%	4/27/23	675	725
Telefonica Emisiones SAU	4.103%	3/8/27	1,175	1,279
Telefonica Emisiones SAU	7.045%	6/20/36	1,535	2,110
Telefonica Emisiones SAU	4.665%	3/6/38	600	655
Telefonica Emisiones SAU	4.895%	3/6/48	1,000	1,115
Telefonica Emisiones SAU	5.520%	3/1/49	1,200	1,459
Telefonica Europe BV	8.250%	9/15/30	780	1,129
TELUS Corp.	2.800%	2/16/27	500	504
TELUS Corp.	4.300%	6/15/49	1,000	1,135
Thomson Reuters Corp.	4.300%	11/23/23	560	597
Thomson Reuters Corp.	3.350%	5/15/26	400	412
Thomson Reuters Corp.	5.500%	8/15/35	350	400
Thomson Reuters Corp.	5.850%	4/15/40	400	482
Time Warner Cable LLC	4.125%	2/15/21	500	509
Time Warner Cable LLC	4.000%	9/1/21	775	794
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,560
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,830

Time Warner Cable LLC	6.750%	6/15/39	1,350	1,650
Time Warner Cable LLC	5.875%	11/15/40	950	1,059
Time Warner Cable LLC	5.500%	9/1/41	1,325	1,427
Time Warner Cable LLC	4.500%	9/15/42	950	931
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	976
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	897
Verizon Communications Inc.	3.450%	3/15/21	300	306
Verizon Communications Inc.	4.600%	4/1/21	1,500	1,557
Verizon Communications Inc.	2.946%	3/15/22	800	817
Verizon Communications Inc.	3.125%	3/16/22	1,550	1,592
Verizon Communications Inc.	2.450%	11/1/22	875	886
Verizon Communications Inc.	5.150%	9/15/23	3,390	3,785
Verizon Communications Inc.	4.150%	3/15/24	500	539
Verizon Communications Inc.	3.500%	11/1/24	1,475	1,562
Verizon Communications Inc.	3.376%	2/15/25	2,426	2,561
Verizon Communications Inc.	2.625%	8/15/26	2,437	2,468
Verizon Communications Inc.	4.125%	3/16/27	50	55
Verizon Communications Inc.	4.329%	9/21/28	5,207	5,902
Verizon Communications Inc.	4.016%	12/3/29	3,624	4,029
Verizon Communications Inc.	4.500%	8/10/33	2,825	3,287
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,502
Verizon Communications Inc.	4.272%	1/15/36	2,359	2,657
Verizon Communications Inc.	5.250%	3/16/37	3,500	4,352
Verizon Communications Inc.	4.812%	3/15/39	1,325	1,593
Verizon Communications Inc.	4.750%	11/1/41	700	832
Verizon Communications Inc.	3.850%	11/1/42	850	905
Verizon Communications Inc.	4.125%	8/15/46	980	1,095
Verizon Communications Inc.	4.862%	8/21/46	4,111	5,000
Verizon Communications Inc.	5.500%	3/16/47	1,245	1,649
Verizon Communications Inc.	4.522%	9/15/48	3,000	3,545
Verizon Communications Inc.	5.012%	4/15/49	2,500	3,121
Verizon Communications Inc.	5.012%	8/21/54	1,350	1,700
Verizon Communications Inc.	4.672%	3/15/55	3,000	3,589
Viacom Inc.	3.875%	12/15/21	495	511
Viacom Inc.	4.250%	9/1/23	1,175	1,247
Viacom Inc.	3.875%	4/1/24	388	407
Viacom Inc.	6.875%	4/30/36	940	1,237
Viacom Inc.	4.375%	3/15/43	1,337	1,380
Viacom Inc.	5.850%	9/1/43	1,075	1,318
Vodafone Group plc	3.750%	1/16/24	1,750	1,842
Vodafone Group plc	4.125%	5/30/25	1,170	1,265
Vodafone Group plc	4.375%	5/30/28	3,495	3,852
Vodafone Group plc	7.875%	2/15/30	625	860
Vodafone Group plc	6.250%	11/30/32	425	541
Vodafone Group plc	5.000%	5/30/38	1,630	1,858
Vodafone Group plc	4.375%	2/19/43	1,125	1,162
Vodafone Group plc	5.250%	5/30/48	2,495	2,890
Vodafone Group plc	4.875%	6/19/49	1,450	1,616
Vodafone Group plc	4.250%	9/17/50	1,600	1,632
Walt Disney Co.	2.150%	9/17/20	1,200	1,202
Walt Disney Co.	2.300%	2/12/21	714	718
8 Walt Disney Co.	4.500%	2/15/21	846	876
Walt Disney Co.	2.550%	2/15/22	932	947
Walt Disney Co.	2.450%	3/4/22	375	380
Walt Disney Co.	1.650%	9/1/22	400	399
8 Walt Disney Co.	3.000%	9/15/22	825	850
Walt Disney Co.	1.750%	8/30/24	500	494

8 Walt Disney Co.	3.700%	9/15/24	1,000	1,068
Walt Disney Co.	3.150%	9/17/25	600	638
8 Walt Disney Co.	3.700%	10/15/25	500	540
Walt Disney Co.	1.850%	7/30/26	1,415	1,396
8 Walt Disney Co.	3.375%	11/15/26	281	301
Walt Disney Co.	2.000%	9/1/29	1,000	970
Walt Disney Co.	7.000%	3/1/32	50	73
8 Walt Disney Co.	6.550%	3/15/33	392	556
8 Walt Disney Co.	6.200%	12/15/34	975	1,388
8 Walt Disney Co.	6.400%	12/15/35	1,550	2,235
8 Walt Disney Co.	6.150%	3/1/37	800	1,139
Walt Disney Co.	4.375%	8/16/41	325	392
Walt Disney Co.	4.125%	12/1/41	485	574
Walt Disney Co.	3.700%	12/1/42	400	446
8 Walt Disney Co.	5.400%	10/1/43	2,000	2,793
8 Walt Disney Co.	4.750%	9/15/44	690	893
Walt Disney Co.	2.750%	9/1/49	1,500	1,437
Weibo Corp.	3.500%	7/5/24	625	635
WPP Finance 2010	4.750%	11/21/21	625	654
WPP Finance 2010	3.625%	9/7/22	400	412
WPP Finance 2010	3.750%	9/19/24	525	546

Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	183
Advance Auto Parts Inc.	4.500%	12/1/23	400	432
Alibaba Group Holding Ltd.	3.125%	11/28/21	700	711
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	202
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,625	1,705
Alibaba Group Holding Ltd.	3.400%	12/6/27	2,600	2,701
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	688
Alibaba Group Holding Ltd.	4.000%	12/6/37	700	763
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,400	1,587
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	811
Amazon.com Inc.	3.300%	12/5/21	775	798
Amazon.com Inc.	2.500%	11/29/22	475	483
Amazon.com Inc.	2.400%	2/22/23	1,150	1,169
Amazon.com Inc.	2.800%	8/22/24	500	519
Amazon.com Inc.	3.800%	12/5/24	1,000	1,088
Amazon.com Inc.	5.200%	12/3/25	875	1,025
Amazon.com Inc.	3.150%	8/22/27	2,350	2,493
Amazon.com Inc.	4.800%	12/5/34	975	1,217
Amazon.com Inc.	3.875%	8/22/37	2,290	2,630
Amazon.com Inc.	4.950%	12/5/44	1,275	1,682
Amazon.com Inc.	4.050%	8/22/47	2,400	2,870
Amazon.com Inc.	4.250%	8/22/57	1,785	2,205
American Honda Finance Corp.	3.150%	1/8/21	600	609
American Honda Finance Corp.	2.650%	2/12/21	1,300	1,313
American Honda Finance Corp.	1.650%	7/12/21	500	497
American Honda Finance Corp.	1.700%	9/9/21	1,725	1,717
American Honda Finance Corp.	3.375%	12/10/21	400	411
American Honda Finance Corp.	2.600%	11/16/22	500	508
American Honda Finance Corp.	2.050%	1/10/23	200	200
American Honda Finance Corp.	3.450%	7/14/23	400	419
American Honda Finance Corp.	3.625%	10/10/23	400	423
American Honda Finance Corp.	2.900%	2/16/24	1,725	1,777
American Honda Finance Corp.	2.400%	6/27/24	400	404
American Honda Finance Corp.	2.150%	9/10/24	475	472

American Honda Finance Corp.	2.300%	9/9/26	250	249
American Honda Finance Corp.	3.500%	2/15/28	400	430
Aptiv plc	4.250%	1/15/26	700	749
Aptiv plc	4.350%	3/15/29	150	162
Aptiv plc	4.400%	10/1/46	225	223
Aptiv plc	5.400%	3/15/49	305	347
Automatic Data Processing Inc.	3.375%	9/15/25	675	723
AutoNation Inc.	3.350%	1/15/21	500	503
AutoNation Inc.	3.500%	11/15/24	600	611
AutoNation Inc.	4.500%	10/1/25	500	531
AutoNation Inc.	3.800%	11/15/27	250	253
AutoZone Inc.	3.700%	4/15/22	700	722
AutoZone Inc.	2.875%	1/15/23	250	254
AutoZone Inc.	3.125%	7/15/23	275	283
AutoZone Inc.	3.125%	4/18/24	430	444
AutoZone Inc.	3.250%	4/15/25	260	269
AutoZone Inc.	3.125%	4/21/26	300	308
AutoZone Inc.	3.750%	6/1/27	700	745
AutoZone Inc.	3.750%	4/18/29	350	375
Best Buy Co. Inc.	5.500%	3/15/21	125	130
Best Buy Co. Inc.	4.450%	10/1/28	850	922
Block Financial LLC	4.125%	10/1/20	313	317
Block Financial LLC	5.500%	11/1/22	500	533
Block Financial LLC	5.250%	10/1/25	350	379
Booking Holdings Inc.	2.750%	3/15/23	400	410
Booking Holdings Inc.	3.650%	3/15/25	400	426
Booking Holdings Inc.	3.600%	6/1/26	1,330	1,421
Booking Holdings Inc.	3.550%	3/15/28	450	482
BorgWarner Inc.	3.375%	3/15/25	250	258
BorgWarner Inc.	4.375%	3/15/45	500	515
Carnival Corp.	3.950%	10/15/20	450	458
Costco Wholesale Corp.	2.150%	5/18/21	350	352
Costco Wholesale Corp.	2.250%	2/15/22	300	302
Costco Wholesale Corp.	2.300%	5/18/22	900	909
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,112
Costco Wholesale Corp.	3.000%	5/18/27	800	846
Cummins Inc.	3.650%	10/1/23	350	371
Cummins Inc.	7.125%	3/1/28	150	201
Cummins Inc.	4.875%	10/1/43	400	509
Daimler Finance North America LLC	8.500%	1/18/31	905	1,354
Darden Restaurants Inc.	3.850%	5/1/27	750	792
Darden Restaurants Inc.	4.550%	2/15/48	250	263
Delphi Corp.	4.150%	3/15/24	575	608
Dollar General Corp.	3.250%	4/15/23	1,300	1,341
Dollar General Corp.	4.150%	11/1/25	500	545
Dollar General Corp.	3.875%	4/15/27	150	160
Dollar General Corp.	4.125%	5/1/28	400	437
Dollar Tree Inc.	3.700%	5/15/23	475	493
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,537
Dollar Tree Inc.	4.200%	5/15/28	1,145	1,229
DR Horton Inc.	4.375%	9/15/22	150	156
DR Horton Inc.	4.750%	2/15/23	700	745
DR Horton Inc.	5.750%	8/15/23	325	359
eBay Inc.	3.250%	10/15/20	125	126
eBay Inc.	2.875%	8/1/21	450	454
eBay Inc.	3.800%	3/9/22	500	517
eBay Inc.	2.600%	7/15/22	250	252

eBay Inc.	2.750%	1/30/23	625	633
eBay Inc.	3.450%	8/1/24	800	831
eBay Inc.	3.600%	6/5/27	650	677
eBay Inc.	4.000%	7/15/42	600	578
Expedia Group Inc.	4.500%	8/15/24	435	471
Expedia Group Inc.	5.000%	2/15/26	200	224
Expedia Group Inc.	3.800%	2/15/28	600	627
8 Expedia Group Inc.	3.250%	2/15/30	1,375	1,366
Ford Motor Co.	4.346%	12/8/26	650	650
Ford Motor Co.	6.625%	10/1/28	375	411
Ford Motor Co.	6.375%	2/1/29	275	295
Ford Motor Co.	7.450%	7/16/31	2,110	2,421
Ford Motor Co.	4.750%	1/15/43	950	827
Ford Motor Co.	7.400%	11/1/46	300	345
Ford Motor Co.	5.291%	12/8/46	900	833
Ford Motor Credit Co. LLC	2.343%	11/2/20	775	772
Ford Motor Credit Co. LLC	3.200%	1/15/21	1,050	1,051
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,506
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,675	1,753
Ford Motor Credit Co. LLC	3.813%	10/12/21	400	403
Ford Motor Credit Co. LLC	5.596%	1/7/22	750	787
Ford Motor Credit Co. LLC	3.219%	1/9/22	3,126	3,123
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	851
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,674
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	792
Ford Motor Credit Co. LLC	3.350%	11/1/22	900	900
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	869
Ford Motor Credit Co. LLC	5.584%	3/18/24	1,800	1,915
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	491
Ford Motor Credit Co. LLC	4.687%	6/9/25	500	509
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	891
Ford Motor Credit Co. LLC	4.389%	1/8/26	688	684
Ford Motor Credit Co. LLC	4.542%	8/1/26	400	400
Ford Motor Credit Co. LLC	3.815%	11/2/27	550	522
Ford Motor Credit Co. LLC	5.113%	5/3/29	975	980
General Motors Co.	4.875%	10/2/23	1,955	2,092
General Motors Co.	4.000%	4/1/25	325	333
General Motors Co.	5.000%	10/1/28	900	954
General Motors Co.	5.000%	4/1/35	680	683
General Motors Co.	6.600%	4/1/36	600	687
General Motors Co.	5.150%	4/1/38	825	830
General Motors Co.	6.250%	10/2/43	935	1,019
General Motors Co.	5.200%	4/1/45	1,245	1,224
General Motors Co.	6.750%	4/1/46	665	766
General Motors Co.	5.400%	4/1/48	675	675
General Motors Co.	5.950%	4/1/49	750	799
General Motors Financial Co. Inc.	2.450%	11/6/20	1,300	1,299
General Motors Financial Co. Inc.	3.700%	11/24/20	975	988
General Motors Financial Co. Inc.	4.200%	3/1/21	625	639
General Motors Financial Co. Inc.	3.550%	4/9/21	625	634
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,616
General Motors Financial Co. Inc.	4.375%	9/25/21	375	387
General Motors Financial Co. Inc.	4.200%	11/6/21	400	412
General Motors Financial Co. Inc.	3.450%	1/14/22	900	917
General Motors Financial Co. Inc.	3.450%	4/10/22	2,508	2,550
General Motors Financial Co. Inc.	3.150%	6/30/22	300	303
General Motors Financial Co. Inc.	3.550%	7/8/22	800	817

General Motors Financial Co. Inc.	3.250%	1/5/23	750	758
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,023
General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,351
General Motors Financial Co. Inc.	4.150%	6/19/23	900	936
General Motors Financial Co. Inc.	5.100%	1/17/24	600	644
General Motors Financial Co. Inc.	3.950%	4/13/24	800	823
General Motors Financial Co. Inc.	3.500%	11/7/24	900	910
General Motors Financial Co. Inc.	4.000%	1/15/25	650	667
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,560
General Motors Financial Co. Inc.	5.250%	3/1/26	575	621
General Motors Financial Co. Inc.	4.000%	10/6/26	400	404
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,243
General Motors Financial Co. Inc.	3.850%	1/5/28	400	395
General Motors Financial Co. Inc.	5.650%	1/17/29	625	687
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	100	102
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	540
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	300	302
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	690
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	881
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	114
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	909
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	570	575
Harley-Davidson Inc.	3.500%	7/28/25	300	310
Harley-Davidson Inc.	4.625%	7/28/45	500	514
Harman International Industries Inc.	4.150%	5/15/25	275	291
Home Depot Inc.	2.000%	4/1/21	1,175	1,178
Home Depot Inc.	4.400%	4/1/21	825	851
Home Depot Inc.	3.250%	3/1/22	700	724
Home Depot Inc.	2.625%	6/1/22	990	1,011
Home Depot Inc.	2.700%	4/1/23	600	618
Home Depot Inc.	3.750%	2/15/24	3,085	3,311
Home Depot Inc.	3.350%	9/15/25	500	535
Home Depot Inc.	3.000%	4/1/26	500	523
Home Depot Inc.	2.800%	9/14/27	75	78
Home Depot Inc.	3.900%	12/6/28	400	450
Home Depot Inc.	2.950%	6/15/29	700	731
Home Depot Inc.	5.875%	12/16/36	2,495	3,446
Home Depot Inc.	5.400%	9/15/40	400	531
Home Depot Inc.	5.950%	4/1/41	775	1,102
Home Depot Inc.	4.200%	4/1/43	975	1,139
Home Depot Inc.	4.875%	2/15/44	1,050	1,345
Home Depot Inc.	4.400%	3/15/45	500	603
Home Depot Inc.	4.250%	4/1/46	1,320	1,572
Home Depot Inc.	3.900%	6/15/47	900	1,027
Home Depot Inc.	4.500%	12/6/48	1,175	1,459
Home Depot Inc.	3.500%	9/15/56	700	745
Hyatt Hotels Corp.	3.375%	7/15/23	800	826
Hyatt Hotels Corp.	4.850%	3/15/26	100	111
Hyatt Hotels Corp.	4.375%	9/15/28	350	382
IHS Markit Ltd.	3.625%	5/1/24	400	415
IHS Markit Ltd.	4.750%	8/1/28	600	667
IHS Markit Ltd.	4.250%	5/1/29	400	430
JD.com Inc.	3.125%	4/29/21	200	201
JD.com Inc.	3.875%	4/29/26	400	415
Kohl's Corp.	4.250%	7/17/25	625	660
Kohl's Corp.	5.550%	7/17/45	350	360
Las Vegas Sands Corp.	3.200%	8/8/24	500	509

Las Vegas Sands Corp.	3.500%	8/18/26	400	406
Las Vegas Sands Corp.	3.900%	8/8/29	290	297
Lear Corp.	5.250%	1/15/25	700	722
Lear Corp.	3.800%	9/15/27	500	502
Lear Corp.	4.250%	5/15/29	400	410
Lear Corp.	5.250%	5/15/49	50	51
Lowe's Cos. Inc.	3.750%	4/15/21	205	209
Lowe's Cos. Inc.	3.800%	11/15/21	250	257
Lowe's Cos. Inc.	3.120%	4/15/22	450	460
Lowe's Cos. Inc.	3.875%	9/15/23	300	318
Lowe's Cos. Inc.	3.125%	9/15/24	400	415
Lowe's Cos. Inc.	3.375%	9/15/25	975	1,020
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,692
Lowe's Cos. Inc.	3.100%	5/3/27	642	661
Lowe's Cos. Inc.	3.650%	4/5/29	1,200	1,281
Lowe's Cos. Inc.	4.650%	4/15/42	575	648
Lowe's Cos. Inc.	4.250%	9/15/44	225	240
Lowe's Cos. Inc.	4.375%	9/15/45	1,225	1,347
Lowe's Cos. Inc.	3.700%	4/15/46	1,080	1,080
Lowe's Cos. Inc.	4.050%	5/3/47	1,200	1,280
Lowe's Cos. Inc.	4.550%	4/5/49	900	1,039
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	311
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	152
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	524
Macy's Retail Holdings Inc.	4.375%	9/1/23	595	612
Macy's Retail Holdings Inc.	3.625%	6/1/24	415	416
Macy's Retail Holdings Inc.	4.500%	12/15/34	325	300
Magna International Inc.	3.625%	6/15/24	825	865
Magna International Inc.	4.150%	10/1/25	300	322
Marriott International Inc.	3.375%	10/15/20	850	857
Marriott International Inc.	2.875%	3/1/21	500	503
Marriott International Inc.	3.125%	10/15/21	350	355
Marriott International Inc.	2.300%	1/15/22	400	400
Marriott International Inc.	3.750%	3/15/25	525	554
Marriott International Inc.	3.750%	10/1/25	200	211
Marriott International Inc.	3.125%	6/15/26	595	607
Marriott International Inc.	4.000%	4/15/28	425	458
Marriott International Inc.	3.600%	4/15/24	500	525
Mastercard Inc.	2.000%	11/21/21	350	351
Mastercard Inc.	3.375%	4/1/24	1,000	1,061
Mastercard Inc.	2.950%	11/21/26	510	536
Mastercard Inc.	3.500%	2/26/28	450	491
Mastercard Inc.	2.950%	6/1/29	825	864
Mastercard Inc.	3.800%	11/21/46	350	402
Mastercard Inc.	3.950%	2/26/48	550	648
Mastercard Inc.	3.650%	6/1/49	1,100	1,238
McDonald's Corp.	2.750%	12/9/20	725	731
McDonald's Corp.	2.625%	1/15/22	2,092	2,122
McDonald's Corp.	3.350%	4/1/23	650	677
McDonald's Corp.	3.375%	5/26/25	2,680	2,831
McDonald's Corp.	3.700%	1/30/26	1,125	1,206
McDonald's Corp.	3.500%	3/1/27	200	213
McDonald's Corp.	3.800%	4/1/28	700	766
McDonald's Corp.	2.625%	9/1/29	800	797
McDonald's Corp.	4.700%	12/9/35	575	681
McDonald's Corp.	6.300%	3/1/38	100	136
McDonald's Corp.	5.700%	2/1/39	375	487

McDonald's Corp.	3.700%	2/15/42	1,225	1,258
McDonald's Corp.	3.625%	5/1/43	400	406
McDonald's Corp.	4.600%	5/26/45	925	1,076
McDonald's Corp.	4.875%	12/9/45	1,225	1,477
McDonald's Corp.	4.450%	3/1/47	450	514
McDonald's Corp.	4.450%	9/1/48	900	1,037
McDonald's Corp.	3.625%	9/1/49	800	808
NIKE Inc.	2.250%	5/1/23	50	51
NIKE Inc.	2.375%	11/1/26	1,000	1,018
NIKE Inc.	3.625%	5/1/43	525	572
NIKE Inc.	3.875%	11/1/45	1,000	1,141
NIKE Inc.	3.375%	11/1/46	650	688
Nordstrom Inc.	4.000%	10/15/21	585	601
Nordstrom Inc.	4.000%	3/15/27	400	408
Nordstrom Inc.	6.950%	3/15/28	200	231
Nordstrom Inc.	5.000%	1/15/44	672	621
NVR Inc.	3.950%	9/15/22	200	208
O'Reilly Automotive Inc.	4.875%	1/14/21	50	51
O'Reilly Automotive Inc.	4.625%	9/15/21	150	156
O'Reilly Automotive Inc.	3.800%	9/1/22	255	265
O'Reilly Automotive Inc.	3.850%	6/15/23	300	315
O'Reilly Automotive Inc.	3.550%	3/15/26	200	211
O'Reilly Automotive Inc.	3.600%	9/1/27	700	743
PACCAR Financial Corp.	2.050%	11/13/20	400	400
PACCAR Financial Corp.	2.250%	2/25/21	200	201
PACCAR Financial Corp.	2.800%	3/1/21	325	329
PACCAR Financial Corp.	3.150%	8/9/21	300	306
PACCAR Financial Corp.	2.850%	3/1/22	250	255
PACCAR Financial Corp.	2.650%	5/10/22	475	482
PACCAR Financial Corp.	2.300%	8/10/22	250	251
PACCAR Financial Corp.	2.000%	9/26/22	200	200
PACCAR Financial Corp.	3.400%	8/9/23	300	314
PACCAR Financial Corp.	2.150%	8/15/24	250	249
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	77
QVC Inc.	4.850%	4/1/24	975	1,029
QVC Inc.	4.450%	2/15/25	300	311
QVC Inc.	5.950%	3/15/43	325	328
Ralph Lauren Corp.	3.750%	9/15/25	100	107
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	175
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	514
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	717
Sands China Ltd.	4.600%	8/8/23	1,495	1,581
Sands China Ltd.	5.125%	8/8/25	1,500	1,633
Sands China Ltd.	5.400%	8/8/28	1,400	1,580
Starbucks Corp.	2.200%	11/22/20	275	275
Starbucks Corp.	2.100%	2/4/21	625	625
Starbucks Corp.	2.700%	6/15/22	725	737
Starbucks Corp.	3.100%	3/1/23	750	776
Starbucks Corp.	3.850%	10/1/23	585	622
Starbucks Corp.	3.800%	8/15/25	1,150	1,241
Starbucks Corp.	2.450%	6/15/26	665	668
Starbucks Corp.	3.500%	3/1/28	500	535
Starbucks Corp.	4.000%	11/15/28	250	278
Starbucks Corp.	4.300%	6/15/45	175	194
Starbucks Corp.	3.750%	12/1/47	600	619
Starbucks Corp.	4.500%	11/15/48	800	924

Tapestry Inc.	3.000%	7/15/22	450	454
Tapestry Inc.	4.250%	4/1/25	450	471
Tapestry Inc.	4.125%	7/15/27	475	484
Target Corp.	2.900%	1/15/22	850	872
Target Corp.	3.500%	7/1/24	775	828
Target Corp.	2.500%	4/15/26	775	789
Target Corp.	3.375%	4/15/29	850	914
Target Corp.	6.350%	11/1/32	363	505
Target Corp.	6.500%	10/15/37	450	671
Target Corp.	7.000%	1/15/38	300	468
Target Corp.	4.000%	7/1/42	1,225	1,411
Target Corp.	3.625%	4/15/46	1,300	1,419
Target Corp.	3.900%	11/15/47	600	687
TJX Cos. Inc.	2.750%	6/15/21	625	633
TJX Cos. Inc.	2.500%	5/15/23	800	813
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,395
Toyota Motor Corp.	3.183%	7/20/21	850	868
Toyota Motor Corp.	2.157%	7/2/22	400	403
Toyota Motor Corp.	3.419%	7/20/23	895	941
Toyota Motor Corp.	2.358%	7/2/24	3,300	3,334
Toyota Motor Corp.	3.669%	7/20/28	500	554
Toyota Motor Corp.	2.760%	7/2/29	400	413
Toyota Motor Credit Corp.	4.250%	1/11/21	300	309
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	1,000
Toyota Motor Credit Corp.	2.950%	4/13/21	850	863
Toyota Motor Credit Corp.	2.750%	5/17/21	500	506
Toyota Motor Credit Corp.	3.400%	9/15/21	305	313
Toyota Motor Credit Corp.	2.600%	1/11/22	700	711
Toyota Motor Credit Corp.	3.300%	1/12/22	950	977
Toyota Motor Credit Corp.	2.650%	4/12/22	2,100	2,138
Toyota Motor Credit Corp.	2.800%	7/13/22	700	715
Toyota Motor Credit Corp.	2.150%	9/8/22	650	654
Toyota Motor Credit Corp.	2.625%	1/10/23	550	560
Toyota Motor Credit Corp.	2.700%	1/11/23	750	760
Toyota Motor Credit Corp.	2.900%	4/17/24	950	983
Toyota Motor Credit Corp.	3.400%	4/14/25	100	107
Toyota Motor Credit Corp.	3.200%	1/11/27	750	799
Toyota Motor Credit Corp.	3.050%	1/11/28	850	899
Toyota Motor Credit Corp.	3.650%	1/8/29	450	498
VF Corp.	3.500%	9/1/21	305	312
VF Corp.	6.450%	11/1/37	300	427
Visa Inc.	2.200%	12/14/20	2,200	2,209
Visa Inc.	2.150%	9/15/22	500	505
Visa Inc.	2.800%	12/14/22	1,500	1,544
Visa Inc.	3.150%	12/14/25	3,725	3,971
Visa Inc.	2.750%	9/15/27	875	917
Visa Inc.	4.150%	12/14/35	1,300	1,565
Visa Inc.	4.300%	12/14/45	3,030	3,746
Visa Inc.	3.650%	9/15/47	655	740
Walgreen Co.	3.100%	9/15/22	800	819
Walgreen Co.	4.400%	9/15/42	610	617
Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	409
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,608
Walgreens Boots Alliance Inc.	3.450%	6/1/26	975	1,006
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	666
Walgreens Boots Alliance Inc.	4.800%	11/18/44	955	1,007
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	365

Walmart Inc.	3.250%	10/25/20	1,635	1,659
Walmart Inc.	1.900%	12/15/20	965	966
Walmart Inc.	3.125%	6/23/21	1,325	1,356
Walmart Inc.	2.350%	12/15/22	975	989
Walmart Inc.	2.550%	4/11/23	575	587
Walmart Inc.	3.400%	6/26/23	1,650	1,734
Walmart Inc.	3.300%	4/22/24	1,225	1,293
Walmart Inc.	2.850%	7/8/24	1,975	2,053
Walmart Inc.	2.650%	12/15/24	875	901
Walmart Inc.	3.550%	6/26/25	1,275	1,377
Walmart Inc.	3.050%	7/8/26	1,700	1,801
Walmart Inc.	5.875%	4/5/27	335	417
Walmart Inc.	3.700%	6/26/28	2,050	2,270
Walmart Inc.	3.250%	7/8/29	1,485	1,602
Walmart Inc.	2.375%	9/24/29	500	504
Walmart Inc.	7.550%	2/15/30	480	707
Walmart Inc.	5.250%	9/1/35	1,640	2,178
Walmart Inc.	6.200%	4/15/38	570	853
Walmart Inc.	3.950%	6/28/38	1,175	1,367
Walmart Inc.	5.625%	4/1/40	625	877
Walmart Inc.	5.000%	10/25/40	235	308
Walmart Inc.	5.625%	4/15/41	750	1,061
Walmart Inc.	4.000%	4/11/43	1,120	1,308
Walmart Inc.	4.300%	4/22/44	616	758
Walmart Inc.	3.625%	12/15/47	800	899
Walmart Inc.	4.050%	6/29/48	1,675	2,002
Walmart Inc.	2.950%	9/24/49	1,500	1,509
Western Union Co.	3.600%	3/15/22	1,100	1,130
Western Union Co.	6.200%	11/17/36	410	453
Western Union Co.	6.200%	6/21/40	440	483

Consumer Noncyclical (1.7%)
Abbott Laboratories	2.900%	11/30/21	2,700	2,748
Abbott Laboratories	2.550%	3/15/22	675	683
Abbott Laboratories	3.400%	11/30/23	1,225	1,288
Abbott Laboratories	2.950%	3/15/25	100	104
Abbott Laboratories	3.875%	9/15/25	375	408
Abbott Laboratories	3.750%	11/30/26	1,502	1,633
Abbott Laboratories	4.750%	11/30/36	1,675	2,049
Abbott Laboratories	6.150%	11/30/37	425	583
Abbott Laboratories	6.000%	4/1/39	250	342
Abbott Laboratories	5.300%	5/27/40	310	400
Abbott Laboratories	4.750%	4/15/43	550	676
Abbott Laboratories	4.900%	11/30/46	2,625	3,373
AbbVie Inc.	2.300%	5/14/21	1,600	1,603
AbbVie Inc.	3.375%	11/14/21	1,000	1,022
AbbVie Inc.	2.900%	11/6/22	2,500	2,544
AbbVie Inc.	3.200%	11/6/22	1,075	1,103
AbbVie Inc.	2.850%	5/14/23	1,025	1,040
AbbVie Inc.	3.750%	11/14/23	1,250	1,314
AbbVie Inc.	3.600%	5/14/25	3,170	3,293
AbbVie Inc.	3.200%	5/14/26	1,625	1,653
AbbVie Inc.	4.250%	11/14/28	1,650	1,787
AbbVie Inc.	4.500%	5/14/35	1,595	1,721
AbbVie Inc.	4.300%	5/14/36	1,125	1,187
AbbVie Inc.	4.400%	11/6/42	2,469	2,549
AbbVie Inc.	4.700%	5/14/45	2,407	2,572

AbbVie Inc.	4.450%	5/14/46	1,560	1,616
AbbVie Inc.	4.875%	11/14/48	625	687
Actavis Inc.	3.250%	10/1/22	1,400	1,430
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	248
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	456
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,022
Agilent Technologies Inc.	3.875%	7/15/23	400	420
Agilent Technologies Inc.	3.050%	9/22/26	450	457
AHS Hospital Corp.	5.024%	7/1/45	325	428
Allergan Finance LLC	4.625%	10/1/42	930	979
Allergan Funding SCS	3.450%	3/15/22	1,957	2,006
Allergan Funding SCS	3.850%	6/15/24	975	1,022
Allergan Funding SCS	3.800%	3/15/25	2,407	2,515
Allergan Funding SCS	4.550%	3/15/35	1,400	1,485
Allergan Funding SCS	4.850%	6/15/44	945	1,014
Allergan Funding SCS	4.750%	3/15/45	250	264
Allergan Inc.	2.800%	3/15/23	225	227
Allina Health System	3.887%	4/15/49	325	368
Altria Group Inc.	4.750%	5/5/21	1,200	1,247
Altria Group Inc.	3.490%	2/14/22	500	512
Altria Group Inc.	2.850%	8/9/22	2,300	2,328
Altria Group Inc.	2.950%	5/2/23	200	203
Altria Group Inc.	4.000%	1/31/24	1,300	1,367
Altria Group Inc.	3.800%	2/14/24	550	575
Altria Group Inc.	4.400%	2/14/26	1,200	1,283
Altria Group Inc.	2.625%	9/16/26	350	338
Altria Group Inc.	4.800%	2/14/29	2,325	2,543
Altria Group Inc.	5.800%	2/14/39	1,925	2,226
Altria Group Inc.	4.250%	8/9/42	710	684
Altria Group Inc.	4.500%	5/2/43	675	673
Altria Group Inc.	5.375%	1/31/44	1,325	1,467
Altria Group Inc.	3.875%	9/16/46	675	618
Altria Group Inc.	5.950%	2/14/49	2,000	2,345
Altria Group Inc.	6.200%	2/14/59	400	473
AmerisourceBergen Corp.	3.500%	11/15/21	850	867
AmerisourceBergen Corp.	3.400%	5/15/24	400	416
AmerisourceBergen Corp.	3.250%	3/1/25	325	336
AmerisourceBergen Corp.	3.450%	12/15/27	600	621
AmerisourceBergen Corp.	4.250%	3/1/45	100	101
AmerisourceBergen Corp.	4.300%	12/15/47	725	736
Amgen Inc.	3.450%	10/1/20	275	278
Amgen Inc.	4.100%	6/15/21	1,360	1,398
Amgen Inc.	1.850%	8/19/21	500	498
Amgen Inc.	3.875%	11/15/21	1,365	1,409
Amgen Inc.	2.700%	5/1/22	225	228
Amgen Inc.	2.650%	5/11/22	1,200	1,215
Amgen Inc.	3.625%	5/15/22	625	646
Amgen Inc.	2.250%	8/19/23	800	803
Amgen Inc.	3.625%	5/22/24	1,150	1,217
Amgen Inc.	3.125%	5/1/25	300	312
Amgen Inc.	2.600%	8/19/26	1,845	1,849
Amgen Inc.	4.950%	10/1/41	500	596
Amgen Inc.	5.150%	11/15/41	900	1,081
Amgen Inc.	4.400%	5/1/45	2,100	2,365
Amgen Inc.	4.563%	6/15/48	1,231	1,415
Amgen Inc.	4.663%	6/15/51	3,739	4,343

Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	5,320	6,151
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	3.650%	2/1/26	2,494	2,663
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	10,315	12,271
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	721	728
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	647	659
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,322	2,411
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	384	408
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,056
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	754
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,100	1,315
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	587	603
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,425	1,446
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	612	645
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	1,965	2,147
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,020	2,225
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	3,730	4,333
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	1,350	1,605
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,379
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,171
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	632
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,075	1,269
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,425	1,460
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,900	2,194
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,912	2,165
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,700	3,515
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,200	1,404
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	505	684
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	652
Archer-Daniels-Midland Co.	3.375%	3/15/22	350	361
Archer-Daniels-Midland Co.	2.500%	8/11/26	825	833
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	371
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	430
Archer-Daniels-Midland Co.	4.016%	4/16/43	600	693
Archer-Daniels-Midland Co.	3.750%	9/15/47	900	991
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	654
Ascension Health	3.945%	11/15/46	650	759
4 Ascension Health	4.847%	11/15/53	250	335
AstraZeneca plc	2.375%	11/16/20	1,300	1,304
AstraZeneca plc	2.375%	6/12/22	900	906
AstraZeneca plc	3.500%	8/17/23	590	616
AstraZeneca plc	3.375%	11/16/25	1,750	1,837
AstraZeneca plc	3.125%	6/12/27	775	804
AstraZeneca plc	4.000%	1/17/29	675	749
AstraZeneca plc	6.450%	9/15/37	1,705	2,401
AstraZeneca plc	4.000%	9/18/42	670	738
AstraZeneca plc	4.375%	11/16/45	1,175	1,373
AstraZeneca plc	4.375%	8/17/48	330	391
BAT Capital Corp.	2.764%	8/15/22	1,950	1,967
BAT Capital Corp.	3.222%	8/15/24	1,625	1,643
BAT Capital Corp.	2.789%	9/6/24	500	495
BAT Capital Corp.	3.215%	9/6/26	800	792
BAT Capital Corp.	3.557%	8/15/27	2,725	2,740
BAT Capital Corp.	3.462%	9/6/29	425	416
BAT Capital Corp.	4.390%	8/15/37	1,725	1,674

BAT Capital Corp.	4.540%	8/15/47	1,525	1,464
BAT Capital Corp.	4.758%	9/6/49	975	952
Baxalta Inc.	3.600%	6/23/22	97	99
Baxalta Inc.	4.000%	6/23/25	417	448
Baxalta Inc.	5.250%	6/23/45	415	536
Baxter International Inc.	1.700%	8/15/21	400	397
Baxter International Inc.	2.600%	8/15/26	400	403
Baxter International Inc.	3.500%	8/15/46	375	375
Baylor Scott & White Holdings	4.185%	11/15/45	400	474
Beam Suntory Inc.	3.250%	5/15/22	25	26
Beam Suntory Inc.	3.250%	6/15/23	50	51
Becton Dickinson & Co.	3.250%	11/12/20	1,140	1,151
Becton Dickinson & Co.	3.125%	11/8/21	440	447
Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,498
Becton Dickinson & Co.	3.300%	3/1/23	225	229
Becton Dickinson & Co.	3.363%	6/6/24	1,775	1,847
Becton Dickinson & Co.	3.734%	12/15/24	1,386	1,467
Becton Dickinson & Co.	3.700%	6/6/27	1,630	1,723
Becton Dickinson & Co.	4.875%	5/15/44	88	99
Becton Dickinson & Co.	4.685%	12/15/44	769	894
Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,296
Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	331
Biogen Inc.	3.625%	9/15/22	1,125	1,170
Biogen Inc.	4.050%	9/15/25	1,225	1,324
Biogen Inc.	5.200%	9/15/45	1,470	1,738
Boston Scientific Corp.	3.375%	5/15/22	200	206
Boston Scientific Corp.	4.125%	10/1/23	125	133
Boston Scientific Corp.	3.450%	3/1/24	500	522
Boston Scientific Corp.	3.850%	5/15/25	600	644
Boston Scientific Corp.	3.750%	3/1/26	600	642
Boston Scientific Corp.	4.000%	3/1/28	825	903
Boston Scientific Corp.	4.000%	3/1/29	675	744
Boston Scientific Corp.	7.000%	11/15/35	325	452
Boston Scientific Corp.	4.550%	3/1/39	750	886
Boston Scientific Corp.	7.375%	1/15/40	225	342
Boston Scientific Corp.	4.700%	3/1/49	800	971
8 Bristol-Myers Squibb Co.	2.550%	5/14/21	900	909
8 Bristol-Myers Squibb Co.	2.600%	5/16/22	1,225	1,245
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,201
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	130
8 Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,784
8 Bristol-Myers Squibb Co.	3.200%	6/15/26	1,785	1,868
8 Bristol-Myers Squibb Co.	3.400%	7/26/29	3,335	3,565
8 Bristol-Myers Squibb Co.	4.125%	6/15/39	1,630	1,842
Bristol-Myers Squibb Co.	3.250%	8/1/42	390	387
Bristol-Myers Squibb Co.	4.500%	3/1/44	480	572
8 Bristol-Myers Squibb Co.	4.250%	10/26/49	2,955	3,442
Brown-Forman Corp.	3.500%	4/15/25	350	373
Brown-Forman Corp.	4.500%	7/15/45	395	490
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	480
Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	657
Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	648
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	511
Campbell Soup Co.	3.300%	3/15/21	500	507
Campbell Soup Co.	3.650%	3/15/23	975	1,014
Campbell Soup Co.	3.950%	3/15/25	950	1,005
Campbell Soup Co.	3.300%	3/19/25	700	713

Campbell Soup Co.	4.150%	3/15/28	775	835
Campbell Soup Co.	3.800%	8/2/42	200	190
Campbell Soup Co.	4.800%	3/15/48	500	562
Cardinal Health Inc.	4.625%	12/15/20	415	426
Cardinal Health Inc.	2.616%	6/15/22	825	829
Cardinal Health Inc.	3.200%	3/15/23	325	334
Cardinal Health Inc.	3.079%	6/15/24	1,105	1,118
Cardinal Health Inc.	3.750%	9/15/25	225	233
Cardinal Health Inc.	3.410%	6/15/27	885	876
Cardinal Health Inc.	4.600%	3/15/43	400	396
Cardinal Health Inc.	4.500%	11/15/44	250	240
Cardinal Health Inc.	4.900%	9/15/45	450	455
Cardinal Health Inc.	4.368%	6/15/47	500	480
Celgene Corp.	2.875%	8/15/20	1,225	1,232
Celgene Corp.	3.950%	10/15/20	800	814
Celgene Corp.	2.875%	2/19/21	525	530
Celgene Corp.	2.250%	8/15/21	300	301
Celgene Corp.	3.250%	8/15/22	750	772
Celgene Corp.	3.550%	8/15/22	625	649
Celgene Corp.	2.750%	2/15/23	575	585
Celgene Corp.	3.250%	2/20/23	700	721
Celgene Corp.	4.000%	8/15/23	450	479
Celgene Corp.	3.625%	5/15/24	975	1,028
Celgene Corp.	3.875%	8/15/25	2,195	2,362
Celgene Corp.	3.450%	11/15/27	395	417
Celgene Corp.	3.900%	2/20/28	1,200	1,318
Celgene Corp.	5.700%	10/15/40	75	96
Celgene Corp.	5.250%	8/15/43	850	1,077
Celgene Corp.	4.625%	5/15/44	650	772
Celgene Corp.	5.000%	8/15/45	1,600	1,993
Celgene Corp.	4.350%	11/15/47	1,000	1,162
Celgene Corp.	4.550%	2/20/48	750	899
Children's Hospital Corp.	4.115%	1/1/47	200	236
Children's Hospital Medical Center	4.268%	5/15/44	150	177
CHRISTUS Health	4.341%	7/1/28	425	481
Church & Dwight Co. Inc.	2.450%	8/1/22	100	100
Church & Dwight Co. Inc.	3.150%	8/1/27	350	360
Church & Dwight Co. Inc.	3.950%	8/1/47	325	348
Cigna Corp.	3.750%	7/15/23	950	995
Cigna Corp.	4.125%	11/15/25	1,150	1,241
Cigna Corp.	4.375%	10/15/28	2,625	2,882
Cigna Corp.	4.800%	8/15/38	1,520	1,713
Cigna Corp.	4.900%	12/15/48	2,340	2,719
City of Hope	5.623%	11/15/43	250	344
City of Hope	4.378%	8/15/48	500	604
Cleveland Clinic Foundation	4.858%	1/1/14	325	424
Clorox Co.	3.800%	11/15/21	1,125	1,165
Clorox Co.	3.500%	12/15/24	600	635
Clorox Co.	3.100%	10/1/27	150	156
Clorox Co.	3.900%	5/15/28	400	439
Coca-Cola Co.	1.875%	10/27/20	1,200	1,200
Coca-Cola Co.	2.450%	11/1/20	800	804
Coca-Cola Co.	3.150%	11/15/20	1,052	1,066
Coca-Cola Co.	1.550%	9/1/21	900	895
Coca-Cola Co.	3.300%	9/1/21	1,210	1,243
Coca-Cola Co.	2.200%	5/25/22	400	403
Coca-Cola Co.	3.200%	11/1/23	1,650	1,732

Coca-Cola Co.	2.875%	10/27/25	1,225	1,281
Coca-Cola Co.	2.550%	6/1/26	325	332
Coca-Cola Co.	2.250%	9/1/26	1,400	1,406
Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	371
Coca-Cola European Partners plc	3.500%	9/15/20	600	607
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,272
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	825
Colgate-Palmolive Co.	2.450%	11/15/21	340	345
Colgate-Palmolive Co.	1.950%	2/1/23	400	402
Colgate-Palmolive Co.	2.100%	5/1/23	275	277
Colgate-Palmolive Co.	3.250%	3/15/24	825	874
Colgate-Palmolive Co.	4.000%	8/15/45	450	534
Colgate-Palmolive Co.	3.700%	8/1/47	350	405
CommonSpirit Health	2.950%	11/1/22	200	203
CommonSpirit Health	2.760%	10/1/24	500	505
CommonSpirit Health	3.347%	10/1/29	725	733
4 CommonSpirit Health	4.350%	11/1/42	650	696
CommonSpirit Health	3.817%	10/1/49	225	227
CommonSpirit Health	4.187%	10/1/49	730	758
Conagra Brands Inc.	3.800%	10/22/21	950	980
Conagra Brands Inc.	3.250%	9/15/22	750	768
Conagra Brands Inc.	3.200%	1/25/23	683	704
Conagra Brands Inc.	4.300%	5/1/24	625	669
Conagra Brands Inc.	4.600%	11/1/25	650	714
Conagra Brands Inc.	7.000%	10/1/28	100	126
Conagra Brands Inc.	4.850%	11/1/28	1,025	1,159
Conagra Brands Inc.	8.250%	9/15/30	250	356
Conagra Brands Inc.	5.300%	11/1/38	825	957
Conagra Brands Inc.	5.400%	11/1/48	775	920
Constellation Brands Inc.	2.250%	11/6/20	400	400
Constellation Brands Inc.	3.750%	5/1/21	350	357
Constellation Brands Inc.	2.700%	5/9/22	475	480
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,162
Constellation Brands Inc.	3.200%	2/15/23	750	773
Constellation Brands Inc.	4.250%	5/1/23	900	959
Constellation Brands Inc.	4.750%	11/15/24	375	413
Constellation Brands Inc.	4.400%	11/15/25	400	440
Constellation Brands Inc.	4.750%	12/1/25	500	560
Constellation Brands Inc.	3.700%	12/6/26	550	583
Constellation Brands Inc.	3.500%	5/9/27	450	471
Constellation Brands Inc.	3.600%	2/15/28	700	738
Constellation Brands Inc.	4.650%	11/15/28	375	427
Constellation Brands Inc.	3.150%	8/1/29	500	510
Constellation Brands Inc.	4.500%	5/9/47	375	423
Constellation Brands Inc.	4.100%	2/15/48	475	510
Constellation Brands Inc.	5.250%	11/15/48	400	501
Covidien International Finance SA	3.200%	6/15/22	1,500	1,542
Covidien International Finance SA	2.950%	6/15/23	250	258
CVS Health Corp.	3.350%	3/9/21	1,685	1,712
CVS Health Corp.	2.125%	6/1/21	1,700	1,698
CVS Health Corp.	3.500%	7/20/22	975	1,007
CVS Health Corp.	2.750%	12/1/22	975	986
CVS Health Corp.	4.750%	12/1/22	775	828
CVS Health Corp.	3.700%	3/9/23	4,615	4,803
CVS Health Corp.	4.000%	12/5/23	100	106
CVS Health Corp.	3.375%	8/12/24	360	372
CVS Health Corp.	4.100%	3/25/25	6,335	6,756

CVS Health Corp.	3.875%	7/20/25	2,182	2,310
CVS Health Corp.	2.875%	6/1/26	1,450	1,450
CVS Health Corp.	4.300%	3/25/28	6,890	7,445
CVS Health Corp.	3.250%	8/15/29	1,000	1,005
CVS Health Corp.	4.875%	7/20/35	525	585
CVS Health Corp.	4.780%	3/25/38	3,925	4,304
CVS Health Corp.	6.125%	9/15/39	375	468
CVS Health Corp.	5.300%	12/5/43	650	751
CVS Health Corp.	5.125%	7/20/45	2,975	3,376
CVS Health Corp.	5.050%	3/25/48	6,615	7,507
Danaher Corp.	2.400%	9/15/20	400	402
Danaher Corp.	3.350%	9/15/25	500	531
Danaher Corp.	4.375%	9/15/45	325	383
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	354
Delhaize America LLC	9.000%	4/15/31	475	708
Diageo Capital plc	2.625%	4/29/23	2,000	2,036
Diageo Capital plc	2.125%	10/24/24	600	600
Diageo Capital plc	2.375%	10/24/29	450	446
Diageo Capital plc	5.875%	9/30/36	250	344
Diageo Capital plc	3.875%	4/29/43	25	28
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,430
Diageo Investment Corp.	7.450%	4/15/35	325	494
Diageo Investment Corp.	4.250%	5/11/42	650	769
Dignity Health	3.125%	11/1/22	150	153
Dignity Health	3.812%	11/1/24	100	106
Dignity Health	4.500%	11/1/42	550	590
Dignity Health	5.267%	11/1/64	225	274
Duke University Health System Inc.	3.920%	6/1/47	450	526
Edwards Lifesciences Corp.	4.300%	6/15/28	375	422
Eli Lilly & Co.	2.350%	5/15/22	200	202
Eli Lilly & Co.	2.750%	6/1/25	805	829
Eli Lilly & Co.	3.100%	5/15/27	500	530
Eli Lilly & Co.	3.375%	3/15/29	825	894
Eli Lilly & Co.	3.875%	3/15/39	825	941
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,325
Eli Lilly & Co.	3.950%	5/15/47	225	256
Eli Lilly & Co.	3.950%	3/15/49	1,200	1,388
Eli Lilly & Co.	4.150%	3/15/59	850	988
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	398
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	421
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	206
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	455
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	803
Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,504
Express Scripts Holding Co.	3.300%	2/25/21	675	684
Express Scripts Holding Co.	4.750%	11/15/21	975	1,024
Express Scripts Holding Co.	3.900%	2/15/22	815	844
Express Scripts Holding Co.	3.050%	11/30/22	500	510
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,403
Express Scripts Holding Co.	3.500%	6/15/24	1,775	1,854
Express Scripts Holding Co.	4.500%	2/25/26	1,655	1,807
Express Scripts Holding Co.	3.400%	3/1/27	1,350	1,395
Express Scripts Holding Co.	6.125%	11/15/41	334	419
Express Scripts Holding Co.	4.800%	7/15/46	1,250	1,386
Flowers Foods Inc.	4.375%	4/1/22	175	183
Flowers Foods Inc.	3.500%	10/1/26	350	359
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	630

Genentech Inc.	5.250%	7/15/35	200	256
General Mills Inc.	3.150%	12/15/21	775	790
General Mills Inc.	2.600%	10/12/22	450	454
General Mills Inc.	3.700%	10/17/23	2,250	2,367
General Mills Inc.	3.650%	2/15/24	325	341
General Mills Inc.	3.200%	2/10/27	375	393
General Mills Inc.	4.200%	4/17/28	1,100	1,222
General Mills Inc.	4.550%	4/17/38	400	454
General Mills Inc.	5.400%	6/15/40	420	514
General Mills Inc.	4.150%	2/15/43	375	398
General Mills Inc.	4.700%	4/17/48	475	554
Gilead Sciences Inc.	4.500%	4/1/21	775	799
Gilead Sciences Inc.	4.400%	12/1/21	2,902	3,026
Gilead Sciences Inc.	3.250%	9/1/22	625	647
Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,038
Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,455
Gilead Sciences Inc.	3.500%	2/1/25	1,345	1,421
Gilead Sciences Inc.	3.650%	3/1/26	3,215	3,438
Gilead Sciences Inc.	2.950%	3/1/27	175	180
Gilead Sciences Inc.	4.600%	9/1/35	700	828
Gilead Sciences Inc.	4.000%	9/1/36	200	224
Gilead Sciences Inc.	5.650%	12/1/41	825	1,067
Gilead Sciences Inc.	4.800%	4/1/44	1,400	1,666
Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,601
Gilead Sciences Inc.	4.750%	3/1/46	2,100	2,507
Gilead Sciences Inc.	4.150%	3/1/47	1,375	1,530
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	77
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,096
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,350	1,450
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,375	1,518
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	232
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,217
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	325	378
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,730
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	459
GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,044
GlaxoSmithKline Capital plc	3.000%	6/1/24	900	931
GlaxoSmithKline Capital plc	3.375%	6/1/29	775	830
Hackensack Meridian Health	4.500%	7/1/57	225	279
Hackensack Meridian Health	4.211%	7/1/48	500	596
Hasbro Inc.	3.150%	5/15/21	200	203
Hasbro Inc.	6.350%	3/15/40	400	470
Hasbro Inc.	5.100%	5/15/44	350	362
HCA Inc.	4.750%	5/1/23	1,075	1,149
HCA Inc.	5.000%	3/15/24	1,625	1,771
HCA Inc.	5.250%	4/15/25	1,350	1,502
HCA Inc.	5.250%	6/15/26	1,150	1,281
HCA Inc.	4.500%	2/15/27	125	134
HCA Inc.	4.125%	6/15/29	1,645	1,727
HCA Inc.	5.125%	6/15/39	800	875
HCA Inc.	5.500%	6/15/47	1,350	1,522
HCA Inc.	5.250%	6/15/49	1,600	1,756
Hershey Co.	4.125%	12/1/20	215	220
Hershey Co.	3.100%	5/15/21	400	406
Hershey Co.	2.625%	5/1/23	250	255
Hershey Co.	3.375%	5/15/23	825	865
Hershey Co.	3.200%	8/21/25	245	259

Hershey Co.	2.300%	8/15/26	425	427
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	500	590
Ingredion Inc.	4.625%	11/1/20	50	51
Ingredion Inc.	3.200%	10/1/26	400	406
JM Smucker Co.	3.500%	10/15/21	735	753
JM Smucker Co.	3.000%	3/15/22	250	253
JM Smucker Co.	3.500%	3/15/25	700	733
JM Smucker Co.	3.375%	12/15/27	500	526
JM Smucker Co.	4.250%	3/15/35	400	430
JM Smucker Co.	4.375%	3/15/45	635	684
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	401
Johnson & Johnson	1.950%	11/10/20	400	400
Johnson & Johnson	1.650%	3/1/21	750	748
Johnson & Johnson	2.450%	12/5/21	200	203
Johnson & Johnson	2.250%	3/3/22	1,425	1,438
Johnson & Johnson	2.050%	3/1/23	600	604
Johnson & Johnson	6.730%	11/15/23	245	291
Johnson & Johnson	3.375%	12/5/23	650	690
Johnson & Johnson	2.625%	1/15/25	600	618
Johnson & Johnson	2.450%	3/1/26	1,600	1,628
Johnson & Johnson	2.950%	3/3/27	875	920
Johnson & Johnson	2.900%	1/15/28	800	840
Johnson & Johnson	6.950%	9/1/29	250	349
Johnson & Johnson	4.950%	5/15/33	550	688
Johnson & Johnson	4.375%	12/5/33	900	1,074
Johnson & Johnson	3.550%	3/1/36	425	465
Johnson & Johnson	3.625%	3/3/37	1,250	1,385
Johnson & Johnson	5.950%	8/15/37	645	911
Johnson & Johnson	3.400%	1/15/38	800	862
Johnson & Johnson	5.850%	7/15/38	325	453
Johnson & Johnson	4.500%	9/1/40	419	516
Johnson & Johnson	4.850%	5/15/41	225	289
Johnson & Johnson	4.500%	12/5/43	550	689
Johnson & Johnson	3.700%	3/1/46	1,650	1,855
Johnson & Johnson	3.750%	3/3/47	975	1,111
Johnson & Johnson	3.500%	1/15/48	750	821
Kaiser Foundation Hospitals	3.500%	4/1/22	175	182
Kaiser Foundation Hospitals	3.150%	5/1/27	475	500
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,181
Kaiser Foundation Hospitals	4.150%	5/1/47	675	813
Kellogg Co.	4.000%	12/15/20	93	95
Kellogg Co.	2.650%	12/1/23	209	211
Kellogg Co.	3.250%	4/1/26	950	983
Kellogg Co.	3.400%	11/15/27	950	997
Kellogg Co.	4.300%	5/15/28	375	418
Kellogg Co.	7.450%	4/1/31	200	276
Kellogg Co.	4.500%	4/1/46	610	698
Keurig Dr Pepper Inc.	3.551%	5/25/21	850	868
Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,692
Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,380
Keurig Dr Pepper Inc.	4.417%	5/25/25	775	846
Keurig Dr Pepper Inc.	3.400%	11/15/25	250	259
Keurig Dr Pepper Inc.	2.550%	9/15/26	325	321
Keurig Dr Pepper Inc.	3.430%	6/15/27	375	387
Keurig Dr Pepper Inc.	4.597%	5/25/28	1,300	1,460
Keurig Dr Pepper Inc.	7.450%	5/1/38	41	58

Keurig Dr Pepper Inc.	4.985%	5/25/38	425	495
Keurig Dr Pepper Inc.	4.500%	11/15/45	1,200	1,296
Keurig Dr Pepper Inc.	4.420%	12/15/46	325	349
Kimberly-Clark Corp.	3.875%	3/1/21	560	574
Kimberly-Clark Corp.	2.400%	3/1/22	250	253
Kimberly-Clark Corp.	2.400%	6/1/23	150	152
Kimberly-Clark Corp.	3.050%	8/15/25	100	105
Kimberly-Clark Corp.	2.750%	2/15/26	350	360
Kimberly-Clark Corp.	3.950%	11/1/28	100	113
Kimberly-Clark Corp.	3.200%	4/25/29	575	615
Kimberly-Clark Corp.	5.300%	3/1/41	700	933
Kimberly-Clark Corp.	3.700%	6/1/43	175	190
Kimberly-Clark Corp.	3.200%	7/30/46	950	975
Kimberly-Clark Corp.	3.900%	5/4/47	100	115
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	189
Koninklijke Philips NV	6.875%	3/11/38	300	436
Koninklijke Philips NV	5.000%	3/15/42	710	865
Kraft Foods Group Inc.	6.875%	1/26/39	825	1,014
Kraft Foods Group Inc.	6.500%	2/9/40	600	706
Kraft Foods Group Inc.	5.000%	6/4/42	1,055	1,090
Kraft Heinz Foods Co.	3.375%	6/15/21	200	203
Kraft Heinz Foods Co.	3.500%	7/15/22	576	590
Kraft Heinz Foods Co.	4.000%	6/15/23	1,022	1,067
Kraft Heinz Foods Co.	3.950%	7/15/25	1,625	1,700
Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,606
Kraft Heinz Foods Co.	4.625%	1/30/29	1,025	1,106
8 Kraft Heinz Foods Co.	3.750%	4/1/30	800	805
Kraft Heinz Foods Co.	5.000%	7/15/35	825	881
8 Kraft Heinz Foods Co.	4.625%	10/1/39	405	407
Kraft Heinz Foods Co.	5.200%	7/15/45	1,850	1,937
Kraft Heinz Foods Co.	4.375%	6/1/46	2,675	2,523
8 Kraft Heinz Foods Co.	4.875%	10/1/49	1,200	1,203
Kroger Co.	3.300%	1/15/21	700	709
Kroger Co.	2.600%	2/1/21	200	201
Kroger Co.	2.950%	11/1/21	1,935	1,965
Kroger Co.	3.850%	8/1/23	325	343
Kroger Co.	4.000%	2/1/24	400	425
Kroger Co.	2.650%	10/15/26	750	743
Kroger Co.	3.700%	8/1/27	100	105
Kroger Co.	7.700%	6/1/29	200	260
Kroger Co.	8.000%	9/15/29	750	1,020
Kroger Co.	6.900%	4/15/38	300	395
Kroger Co.	5.400%	7/15/40	250	282
Kroger Co.	5.000%	4/15/42	350	377
Kroger Co.	5.150%	8/1/43	350	386
Kroger Co.	3.875%	10/15/46	325	310
Kroger Co.	4.450%	2/1/47	850	877
Kroger Co.	4.650%	1/15/48	775	822
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	383
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	233
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	517
Laboratory Corp. of America Holdings	3.600%	2/1/25	825	865
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	474
Laboratory Corp. of America Holdings	4.700%	2/1/45	800	890
Life Technologies Corp.	5.000%	1/15/21	375	389
4 Mayo Clinic	3.774%	11/15/43	625	699
4 Mayo Clinic	4.000%	11/15/47	150	172

4 Mayo Clinic	4.128%	11/15/52	125	148
McCormick & Co. Inc.	3.900%	7/15/21	100	102
McCormick & Co. Inc.	3.150%	8/15/24	600	620
McCormick & Co. Inc.	3.400%	8/15/27	600	629
McKesson Corp.	3.650%	11/30/20	725	736
McKesson Corp.	2.700%	12/15/22	2,370	2,394
McKesson Corp.	3.796%	3/15/24	100	105
McKesson Corp.	3.950%	2/16/28	150	157
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	504
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	519
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	532
Mead Johnson Nutrition Co.	4.600%	6/1/44	750	929
Medtronic Inc.	3.150%	3/15/22	1,159	1,195
Medtronic Inc.	3.500%	3/15/25	1,340	1,435
Medtronic Inc.	4.375%	3/15/35	2,508	3,014
Medtronic Inc.	4.625%	3/15/45	1,279	1,641
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	133
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	545
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	183
Merck & Co. Inc.	3.875%	1/15/21	625	638
Merck & Co. Inc.	2.350%	2/10/22	1,100	1,114
Merck & Co. Inc.	2.400%	9/15/22	925	938
Merck & Co. Inc.	2.800%	5/18/23	2,000	2,059
Merck & Co. Inc.	2.900%	3/7/24	800	831
Merck & Co. Inc.	2.750%	2/10/25	2,250	2,325
Merck & Co. Inc.	3.400%	3/7/29	1,625	1,759
Merck & Co. Inc.	6.500%	12/1/33	525	761
Merck & Co. Inc.	3.900%	3/7/39	600	691
Merck & Co. Inc.	3.600%	9/15/42	375	415
Merck & Co. Inc.	4.150%	5/18/43	1,105	1,326
Merck & Co. Inc.	3.700%	2/10/45	1,420	1,603
Merck & Co. Inc.	4.000%	3/7/49	1,600	1,902
Mercy Health	4.302%	7/1/28	175	197
Molson Coors Brewing Co.	2.100%	7/15/21	775	772
Molson Coors Brewing Co.	3.500%	5/1/22	75	77
Molson Coors Brewing Co.	3.000%	7/15/26	1,650	1,666
Molson Coors Brewing Co.	5.000%	5/1/42	700	769
Molson Coors Brewing Co.	4.200%	7/15/46	1,535	1,551
8 Mondelez International Holdings
Netherlands BV	2.125%	9/19/22	350	349
Mondelez International Inc.	3.625%	2/13/26	350	373
Mondelez International Inc.	4.625%	5/7/48	250	286
4 Montefiore Obligated Group	5.246%	11/1/48	500	582
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	220
Mylan Inc.	4.200%	11/29/23	705	739
Mylan Inc.	4.550%	4/15/28	575	612
Mylan Inc.	5.400%	11/29/43	550	587
Mylan Inc.	5.200%	4/15/48	575	610
Mylan NV	3.150%	6/15/21	975	987
Mylan NV	3.950%	6/15/26	1,100	1,136
Mylan NV	5.250%	6/15/46	800	849
New York & Presbyterian Hospital	4.024%	8/1/45	480	563
New York & Presbyterian Hospital	4.063%	8/1/56	425	486
Newell Brands Inc.	3.850%	4/1/23	946	973
Newell Brands Inc.	4.200%	4/1/26	1,525	1,593
Newell Brands Inc.	5.375%	4/1/36	887	938
Newell Brands Inc.	5.500%	4/1/46	435	466

Northwell Healthcare Inc.	3.979%	11/1/46	525	576
Northwell Healthcare Inc.	4.260%	11/1/47	850	951
Northwell Healthcare Inc.	3.809%	11/1/49	375	393
Novartis Capital Corp.	2.400%	5/17/22	1,500	1,520
Novartis Capital Corp.	2.400%	9/21/22	1,150	1,168
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,062
Novartis Capital Corp.	3.000%	11/20/25	1,400	1,474
Novartis Capital Corp.	3.100%	5/17/27	800	850
Novartis Capital Corp.	3.700%	9/21/42	525	584
Novartis Capital Corp.	4.400%	5/6/44	1,450	1,790
Novartis Capital Corp.	4.000%	11/20/45	975	1,146
NYU Hospitals Center	4.784%	7/1/44	325	407
4 NYU Hospitals Center	4.368%	7/1/47	425	503
Orlando Health Obligated Group	4.089%	10/1/48	225	261
Partners Healthcare System Inc.	3.765%	7/1/48	150	164
Partners Healthcare System Inc.	4.117%	7/1/55	275	323
PeaceHealth Obligated Group	4.787%	11/15/48	300	383
PepsiCo Inc.	2.150%	10/14/20	1,075	1,077
PepsiCo Inc.	3.125%	11/1/20	30	30
PepsiCo Inc.	2.000%	4/15/21	100	100
PepsiCo Inc.	3.000%	8/25/21	1,070	1,091
PepsiCo Inc.	1.700%	10/6/21	300	299
PepsiCo Inc.	2.750%	3/5/22	1,650	1,686
PepsiCo Inc.	2.250%	5/2/22	275	277
PepsiCo Inc.	2.750%	3/1/23	1,000	1,024
PepsiCo Inc.	3.600%	3/1/24	1,675	1,786
PepsiCo Inc.	2.750%	4/30/25	1,725	1,789
PepsiCo Inc.	3.500%	7/17/25	1,425	1,531
PepsiCo Inc.	3.000%	10/15/27	1,800	1,903
PepsiCo Inc.	2.625%	7/29/29	850	869
PepsiCo Inc.	4.000%	3/5/42	541	625
PepsiCo Inc.	3.600%	8/13/42	725	793
PepsiCo Inc.	4.250%	10/22/44	875	1,049
PepsiCo Inc.	4.600%	7/17/45	435	545
PepsiCo Inc.	4.450%	4/14/46	1,200	1,482
PepsiCo Inc.	3.450%	10/6/46	1,175	1,261
PepsiCo Inc.	4.000%	5/2/47	450	523
PepsiCo Inc.	3.375%	7/29/49	850	902
PerkinElmer Inc.	5.000%	11/15/21	540	573
PerkinElmer Inc.	3.300%	9/15/29	650	649
Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	818
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	615
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	387
Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	261
Pfizer Inc.	1.950%	6/3/21	900	901
Pfizer Inc.	3.000%	9/15/21	600	613
Pfizer Inc.	2.200%	12/15/21	825	830
Pfizer Inc.	2.800%	3/11/22	750	767
Pfizer Inc.	3.000%	6/15/23	1,136	1,179
Pfizer Inc.	3.200%	9/15/23	475	498
Pfizer Inc.	2.950%	3/15/24	500	520
Pfizer Inc.	3.400%	5/15/24	200	212
Pfizer Inc.	2.750%	6/3/26	800	827
Pfizer Inc.	3.000%	12/15/26	1,595	1,680
Pfizer Inc.	3.600%	9/15/28	600	657
Pfizer Inc.	3.450%	3/15/29	1,200	1,299
Pfizer Inc.	4.000%	12/15/36	1,050	1,194

Pfizer Inc.	4.100%	9/15/38	600	693
Pfizer Inc.	3.900%	3/15/39	1,250	1,414
Pfizer Inc.	7.200%	3/15/39	1,015	1,576
Pfizer Inc.	4.300%	6/15/43	780	920
Pfizer Inc.	4.400%	5/15/44	925	1,112
Pfizer Inc.	4.125%	12/15/46	1,175	1,371
Pfizer Inc.	4.200%	9/15/48	875	1,033
Pfizer Inc.	4.000%	3/15/49	1,250	1,442
Pharmacia LLC	6.600%	12/1/28	500	658
Philip Morris International Inc.	1.875%	2/25/21	475	474
Philip Morris International Inc.	4.125%	5/17/21	195	201
Philip Morris International Inc.	2.375%	8/17/22	550	553
Philip Morris International Inc.	2.500%	11/2/22	1,600	1,615
Philip Morris International Inc.	2.625%	3/6/23	550	558
Philip Morris International Inc.	2.125%	5/10/23	450	449
Philip Morris International Inc.	3.600%	11/15/23	940	990
Philip Morris International Inc.	2.875%	5/1/24	1,000	1,025
Philip Morris International Inc.	3.250%	11/10/24	875	915
Philip Morris International Inc.	3.375%	8/11/25	675	710
Philip Morris International Inc.	2.750%	2/25/26	1,005	1,023
Philip Morris International Inc.	3.125%	8/17/27	425	439
Philip Morris International Inc.	3.125%	3/2/28	400	412
Philip Morris International Inc.	3.375%	8/15/29	750	787
Philip Morris International Inc.	6.375%	5/16/38	575	791
Philip Morris International Inc.	4.375%	11/15/41	1,175	1,292
Philip Morris International Inc.	4.500%	3/20/42	550	615
Philip Morris International Inc.	3.875%	8/21/42	75	77
Philip Morris International Inc.	4.125%	3/4/43	850	907
Philip Morris International Inc.	4.875%	11/15/43	775	911
Philip Morris International Inc.	4.250%	11/10/44	960	1,056
4 Procter & Gamble - Esop	9.360%	1/1/21	201	212
Procter & Gamble Co.	1.900%	10/23/20	675	675
Procter & Gamble Co.	1.850%	2/2/21	400	400
Procter & Gamble Co.	1.700%	11/3/21	1,000	997
Procter & Gamble Co.	3.100%	8/15/23	1,025	1,075
Procter & Gamble Co.	2.700%	2/2/26	300	311
Procter & Gamble Co.	2.450%	11/3/26	800	820
Procter & Gamble Co.	3.500%	10/25/47	600	674
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	127
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	500	498
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	325	362
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	400	457
Quest Diagnostics Inc.	4.250%	4/1/24	300	321
Quest Diagnostics Inc.	3.500%	3/30/25	250	261
Quest Diagnostics Inc.	3.450%	6/1/26	425	446
Quest Diagnostics Inc.	4.200%	6/30/29	475	523
Quest Diagnostics Inc.	5.750%	1/30/40	61	70
Quest Diagnostics Inc.	4.700%	3/30/45	200	221
Reynolds American Inc.	4.000%	6/12/22	600	624
Reynolds American Inc.	4.850%	9/15/23	250	270
Reynolds American Inc.	4.450%	6/12/25	2,231	2,374
Reynolds American Inc.	5.700%	8/15/35	575	639
Reynolds American Inc.	7.250%	6/15/37	325	411

Reynolds American Inc.	8.125%	5/1/40	400	534
Reynolds American Inc.	7.000%	8/4/41	150	183
Reynolds American Inc.	6.150%	9/15/43	400	451
Reynolds American Inc.	5.850%	8/15/45	1,785	1,975
RWJ Barnabas Health Inc.	3.949%	7/1/46	350	399
Sanofi	4.000%	3/29/21	1,360	1,401
Sanofi	3.375%	6/19/23	1,050	1,102
Sanofi	3.625%	6/19/28	1,000	1,107
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,650	2,660
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,395
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,435	2,507
SSM Health Care Corp.	3.688%	6/1/23	725	763
SSM Health Care Corp.	3.823%	6/1/27	375	405
Stanford Health Care	3.795%	11/15/48	450	516
Stryker Corp.	2.625%	3/15/21	625	628
Stryker Corp.	3.375%	5/15/24	475	498
Stryker Corp.	3.375%	11/1/25	500	528
Stryker Corp.	3.500%	3/15/26	890	945
Stryker Corp.	3.650%	3/7/28	450	487
Stryker Corp.	4.100%	4/1/43	325	362
Stryker Corp.	4.375%	5/15/44	275	318
Stryker Corp.	4.625%	3/15/46	455	556
Sutter Health	3.695%	8/15/28	300	328
Sutter Health	4.091%	8/15/48	375	434
Sysco Corp.	2.600%	10/1/20	425	427
Sysco Corp.	2.500%	7/15/21	300	302
Sysco Corp.	2.600%	6/12/22	346	350
Sysco Corp.	3.750%	10/1/25	425	453
Sysco Corp.	3.300%	7/15/26	975	1,020
Sysco Corp.	3.250%	7/15/27	1,675	1,748
Sysco Corp.	4.850%	10/1/45	125	151
Sysco Corp.	4.500%	4/1/46	550	639
Sysco Corp.	4.450%	3/15/48	425	493
8 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	880
8 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	850	916
8 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,460	1,707
4 Texas Health Resources	4.330%	11/15/55	100	122
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	517
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	717
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	618
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	488
Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	322
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	823
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	679
Thermo Fisher Scientific Inc.	2.600%	10/1/29	375	374
Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	444
Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	449
Toledo Hospital	5.325%	11/15/28	275	306
Trinity Health Corp.	4.125%	12/1/45	450	521
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	725	767
Tyson Foods Inc.	3.900%	9/28/23	475	503
Tyson Foods Inc.	3.950%	8/15/24	4,525	4,838
Tyson Foods Inc.	3.550%	6/2/27	1,025	1,084
Tyson Foods Inc.	4.350%	3/1/29	1,145	1,294
Tyson Foods Inc.	4.875%	8/15/34	425	501
Tyson Foods Inc.	5.150%	8/15/44	550	656

Tyson Foods Inc.	4.550%	6/2/47	450	506
Tyson Foods Inc.	5.100%	9/28/48	1,200	1,452
Unilever Capital Corp.	4.250%	2/10/21	805	828
Unilever Capital Corp.	2.750%	3/22/21	500	505
Unilever Capital Corp.	1.375%	7/28/21	400	395
Unilever Capital Corp.	3.000%	3/7/22	450	460
Unilever Capital Corp.	3.250%	3/7/24	2,600	2,739
Unilever Capital Corp.	2.600%	5/5/24	1,150	1,181
Unilever Capital Corp.	3.100%	7/30/25	550	575
Unilever Capital Corp.	2.000%	7/28/26	550	545
Unilever Capital Corp.	3.500%	3/22/28	1,050	1,144
Unilever Capital Corp.	2.125%	9/6/29	600	588
Unilever Capital Corp.	5.900%	11/15/32	200	272
Whirlpool Corp.	4.850%	6/15/21	200	208
Whirlpool Corp.	4.700%	6/1/22	775	822
Whirlpool Corp.	4.000%	3/1/24	275	293
Whirlpool Corp.	3.700%	5/1/25	400	419
Whirlpool Corp.	4.750%	2/26/29	600	668
Whirlpool Corp.	4.500%	6/1/46	488	506
4 Willis-Knighton Medical Center	4.813%	9/1/48	200	252
Wyeth LLC	7.250%	3/1/23	350	410
Wyeth LLC	6.450%	2/1/24	780	919
Wyeth LLC	6.500%	2/1/34	500	704
Wyeth LLC	6.000%	2/15/36	410	559
Wyeth LLC	5.950%	4/1/37	1,605	2,194
Zeneca Wilmington Inc.	7.000%	11/15/23	600	702
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	785
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	662
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	235
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,444
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	241
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	730	779
Zoetis Inc.	3.450%	11/13/20	325	329
Zoetis Inc.	3.250%	8/20/21	250	254
Zoetis Inc.	3.250%	2/1/23	1,475	1,520
Zoetis Inc.	4.500%	11/13/25	350	387
Zoetis Inc.	3.000%	9/12/27	700	718
Zoetis Inc.	3.900%	8/20/28	400	438
Zoetis Inc.	4.700%	2/1/43	900	1,077
Zoetis Inc.	3.950%	9/12/47	450	487
Zoetis Inc.	4.450%	8/20/48	325	386

Energy (1.0%)
Anadarko Finance Co.	5.550%	3/15/26	1,325	1,497
Anadarko Finance Co.	7.500%	5/1/31	500	662
Anadarko Petroleum Corp.	4.850%	3/15/21	160	165
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,233
Anadarko Petroleum Corp.	7.950%	6/15/39	125	171
Anadarko Petroleum Corp.	6.200%	3/15/40	1,390	1,677
Anadarko Petroleum Corp.	4.500%	7/15/44	1,275	1,297
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	150	153
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	1,510	1,604
Apache Corp.	3.625%	2/1/21	60	61
Apache Corp.	3.250%	4/15/22	348	354
Apache Corp.	4.375%	10/15/28	850	869

Apache Corp.	7.750%	12/15/29	75	95
Apache Corp.	5.100%	9/1/40	1,115	1,112
Apache Corp.	5.250%	2/1/42	475	484
Apache Corp.	4.750%	4/15/43	1,125	1,078
Apache Corp.	4.250%	1/15/44	1,000	897
Baker Hughes a GE Co. LLC	5.125%	9/15/40	820	936
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,361
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	550	563
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	1,370	1,364
Boardwalk Pipelines LP	3.375%	2/1/23	310	313
Boardwalk Pipelines LP	4.950%	12/15/24	525	561
Boardwalk Pipelines LP	5.950%	6/1/26	700	782
Boardwalk Pipelines LP	4.450%	7/15/27	300	309
Boardwalk Pipelines LP	4.800%	5/3/29	700	744
BP Capital Markets America Inc.	4.500%	10/1/20	1,225	1,254
BP Capital Markets America Inc.	4.742%	3/11/21	1,010	1,049
BP Capital Markets America Inc.	2.112%	9/16/21	1,000	1,002
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,108
BP Capital Markets America Inc.	2.520%	9/19/22	450	455
BP Capital Markets America Inc.	2.750%	5/10/23	1,825	1,866
BP Capital Markets America Inc.	3.216%	11/28/23	2,000	2,075
BP Capital Markets America Inc.	3.796%	9/21/25	575	621
BP Capital Markets America Inc.	3.410%	2/11/26	800	845
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,915
BP Capital Markets America Inc.	3.937%	9/21/28	800	884
BP Capital Markets America Inc.	4.234%	11/6/28	800	905
BP Capital Markets plc	3.561%	11/1/21	1,775	1,826
BP Capital Markets plc	3.062%	3/17/22	450	460
BP Capital Markets plc	2.500%	11/6/22	889	900
BP Capital Markets plc	3.994%	9/26/23	350	374
BP Capital Markets plc	3.535%	11/4/24	1,335	1,416
BP Capital Markets plc	3.506%	3/17/25	750	795
BP Capital Markets plc	3.279%	9/19/27	1,750	1,840
BP Capital Markets plc	3.723%	11/28/28	610	664
Buckeye Partners LP	3.950%	12/1/26	1,250	1,097
Buckeye Partners LP	5.850%	11/15/43	350	296
Burlington Resources Finance Co.	7.400%	12/1/31	600	866
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,199
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	811
Canadian Natural Resources Ltd.	3.800%	4/15/24	400	420
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	949
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	669
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	515
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	577
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	648
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	952
Canadian Natural Resources Ltd.	6.750%	2/1/39	700	936
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	354
Cenovus Energy Inc.	5.700%	10/15/19	135	135
Cenovus Energy Inc.	4.250%	4/15/27	2,000	2,080
Cenovus Energy Inc.	5.250%	6/15/37	500	544
Cenovus Energy Inc.	6.750%	11/15/39	1,100	1,343
Cenovus Energy Inc.	5.400%	6/15/47	725	817
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,378

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	834
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	925	1,013
Chevron Corp.	2.419%	11/17/20	600	603
Chevron Corp.	2.100%	5/16/21	1,200	1,201
Chevron Corp.	2.498%	3/3/22	400	406
Chevron Corp.	2.355%	12/5/22	5,995	6,042
Chevron Corp.	3.191%	6/24/23	1,175	1,226
Chevron Corp.	2.895%	3/3/24	100	104
Chevron Corp.	3.326%	11/17/25	200	214
Chevron Corp.	2.954%	5/16/26	1,175	1,227
Cimarex Energy Co.	4.375%	6/1/24	500	525
Cimarex Energy Co.	3.900%	5/15/27	600	611
Cimarex Energy Co.	4.375%	3/15/29	400	420
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,242
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	442
Concho Resources Inc.	3.750%	10/1/27	1,750	1,818
Concho Resources Inc.	4.875%	10/1/47	875	998
Concho Resources Inc.	4.850%	8/15/48	500	567
ConocoPhillips	5.900%	10/15/32	400	526
ConocoPhillips	5.900%	5/15/38	1,555	2,116
ConocoPhillips	6.500%	2/1/39	2,150	3,106
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	535
ConocoPhillips Co.	4.950%	3/15/26	2,693	3,104
ConocoPhillips Co.	4.150%	11/15/34	90	99
ConocoPhillips Co.	4.300%	11/15/44	695	804
ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,190
Continental Resources Inc.	4.500%	4/15/23	450	467
Continental Resources Inc.	3.800%	6/1/24	765	780
Continental Resources Inc.	4.375%	1/15/28	900	930
Continental Resources Inc.	4.900%	6/1/44	670	677
Devon Energy Corp.	5.850%	12/15/25	400	475
Devon Energy Corp.	7.950%	4/15/32	245	348
Devon Energy Corp.	5.600%	7/15/41	1,260	1,528
Devon Energy Corp.	4.750%	5/15/42	750	836
Devon Financing Co. LLC	7.875%	9/30/31	1,000	1,415
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	503
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	260
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	265
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	325	392
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	469
Enable Midstream Partners LP	3.900%	5/15/24	625	637
Enable Midstream Partners LP	4.400%	3/15/27	800	802
Enable Midstream Partners LP	4.950%	5/15/28	300	311
Enable Midstream Partners LP	4.150%	9/15/29	400	385
Enable Midstream Partners LP	5.000%	5/15/44	350	320
Enbridge Energy Partners LP	4.200%	9/15/21	325	335
Enbridge Energy Partners LP	5.875%	10/15/25	400	465
Enbridge Energy Partners LP	7.500%	4/15/38	300	429
Enbridge Energy Partners LP	5.500%	9/15/40	75	88
Enbridge Energy Partners LP	7.375%	10/15/45	800	1,186
Enbridge Inc.	2.900%	7/15/22	450	458
Enbridge Inc.	4.250%	12/1/26	650	708
Enbridge Inc.	3.700%	7/15/27	800	844
Enbridge Inc.	4.500%	6/10/44	625	683
Encana Corp.	7.375%	11/1/31	500	632
Encana Corp.	6.500%	8/15/34	1,250	1,514
Encana Corp.	6.625%	8/15/37	350	426

Encana Corp.	6.500%	2/1/38	475	574
Energy Transfer Operating LP	4.150%	10/1/20	1,125	1,142
Energy Transfer Operating LP	4.650%	6/1/21	620	633
Energy Transfer Operating LP	5.200%	2/1/22	800	843
Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,672
Energy Transfer Operating LP	4.200%	9/15/23	100	105
Energy Transfer Operating LP	4.050%	3/15/25	2,000	2,090
Energy Transfer Operating LP	4.750%	1/15/26	300	324
Energy Transfer Operating LP	4.200%	4/15/27	300	315
Energy Transfer Operating LP	5.500%	6/1/27	1,120	1,265
Energy Transfer Operating LP	5.250%	4/15/29	1,200	1,351
Energy Transfer Operating LP	6.250%	4/15/49	1,300	1,577
Energy Transfer Partners LP	3.600%	2/1/23	825	846
Energy Transfer Partners LP	4.950%	6/15/28	1,030	1,132
Energy Transfer Partners LP	4.900%	3/15/35	250	261
Energy Transfer Partners LP	6.625%	10/15/36	150	181
Energy Transfer Partners LP	5.800%	6/15/38	1,580	1,802
Energy Transfer Partners LP	7.500%	7/1/38	500	646
Energy Transfer Partners LP	6.050%	6/1/41	575	659
Energy Transfer Partners LP	6.500%	2/1/42	300	361
Energy Transfer Partners LP	5.150%	2/1/43	425	443
Energy Transfer Partners LP	5.150%	3/15/45	150	160
Energy Transfer Partners LP	6.125%	12/15/45	1,500	1,762
Energy Transfer Partners LP	5.300%	4/15/47	1,300	1,395
Energy Transfer Partners LP	6.000%	6/15/48	850	1,005
Enterprise Products Operating LLC	2.800%	2/15/21	400	404
Enterprise Products Operating LLC	3.500%	2/1/22	300	309
Enterprise Products Operating LLC	4.050%	2/15/22	175	183
Enterprise Products Operating LLC	3.350%	3/15/23	1,650	1,707
Enterprise Products Operating LLC	3.900%	2/15/24	750	791
Enterprise Products Operating LLC	3.750%	2/15/25	650	692
Enterprise Products Operating LLC	3.700%	2/15/26	600	638
Enterprise Products Operating LLC	3.950%	2/15/27	200	216
Enterprise Products Operating LLC	4.150%	10/16/28	300	332
Enterprise Products Operating LLC	3.125%	7/31/29	1,000	1,022
Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,878
Enterprise Products Operating LLC	7.550%	4/15/38	300	441
Enterprise Products Operating LLC	5.950%	2/1/41	470	596
Enterprise Products Operating LLC	4.850%	8/15/42	850	970
Enterprise Products Operating LLC	4.450%	2/15/43	600	654
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,032
Enterprise Products Operating LLC	5.100%	2/15/45	979	1,145
Enterprise Products Operating LLC	4.900%	5/15/46	1,500	1,739
Enterprise Products Operating LLC	4.250%	2/15/48	950	1,024
Enterprise Products Operating LLC	4.800%	2/1/49	600	695
Enterprise Products Operating LLC	4.200%	1/31/50	1,400	1,497
Enterprise Products Operating LLC	4.950%	10/15/54	200	235
4 Enterprise Products Operating LLC	5.250%	8/16/77	400	396
4 Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,180
EOG Resources Inc.	4.100%	2/1/21	350	359
EOG Resources Inc.	2.625%	3/15/23	3,000	3,054
EOG Resources Inc.	4.150%	1/15/26	600	659
EQM Midstream Partners LP	4.000%	8/1/24	400	387
EQM Midstream Partners LP	4.125%	12/1/26	500	464
EQM Midstream Partners LP	5.500%	7/15/28	700	684
EQT Corp.	2.500%	10/1/20	200	199
EQT Corp.	4.875%	11/15/21	600	616

EQT Corp.	3.000%	10/1/22	600	577
EQT Corp.	3.900%	10/1/27	875	758
EQT Midstream Partners LP	4.750%	7/15/23	1,225	1,230
EQT Midstream Partners LP	6.500%	7/15/48	465	449
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,508
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,266
Exxon Mobil Corp.	1.902%	8/16/22	250	251
Exxon Mobil Corp.	2.726%	3/1/23	2,930	3,012
Exxon Mobil Corp.	2.019%	8/16/24	250	252
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,136
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,415
Exxon Mobil Corp.	2.275%	8/16/26	400	403
Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,009
Exxon Mobil Corp.	2.995%	8/16/39	500	501
Exxon Mobil Corp.	3.567%	3/6/45	750	809
Exxon Mobil Corp.	4.114%	3/1/46	1,500	1,776
Exxon Mobil Corp.	3.095%	8/16/49	1,669	1,678
Halliburton Co.	3.250%	11/15/21	1,085	1,106
Halliburton Co.	3.500%	8/1/23	950	987
Halliburton Co.	3.800%	11/15/25	1,500	1,590
Halliburton Co.	4.850%	11/15/35	1,000	1,108
Halliburton Co.	6.700%	9/15/38	580	760
Halliburton Co.	7.450%	9/15/39	450	638
Halliburton Co.	4.500%	11/15/41	675	707
Halliburton Co.	4.750%	8/1/43	725	783
Halliburton Co.	5.000%	11/15/45	1,175	1,308
Helmerich & Payne Inc.	4.650%	3/15/25	300	324
Hess Corp.	3.500%	7/15/24	245	250
Hess Corp.	4.300%	4/1/27	500	522
Hess Corp.	7.875%	10/1/29	375	475
Hess Corp.	7.300%	8/15/31	35	43
Hess Corp.	7.125%	3/15/33	415	518
Hess Corp.	6.000%	1/15/40	1,265	1,456
Hess Corp.	5.600%	2/15/41	1,000	1,113
Hess Corp.	5.800%	4/1/47	175	200
HollyFrontier Corp.	5.875%	4/1/26	760	850
Husky Energy Inc.	3.950%	4/15/22	450	464
Husky Energy Inc.	4.000%	4/15/24	500	523
Husky Energy Inc.	4.400%	4/15/29	1,000	1,053
Husky Energy Inc.	6.800%	9/15/37	300	388
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,171
Kerr-McGee Corp.	7.875%	9/15/31	150	203
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	785
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,010
Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	109
Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	754
Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	481
Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,737
Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	909
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	233
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	351
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	494
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	435
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,000	1,257
Kinder Morgan Energy Partners LP	6.550%	9/15/40	990	1,235
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	413
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,175	1,290

Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,322	1,382
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	542
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	576
Kinder Morgan Inc.	3.150%	1/15/23	300	307
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,080
Kinder Morgan Inc.	4.300%	3/1/28	1,500	1,622
Kinder Morgan Inc.	7.800%	8/1/31	330	449
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,410
Kinder Morgan Inc.	5.300%	12/1/34	825	949
Kinder Morgan Inc.	5.550%	6/1/45	1,075	1,268
Kinder Morgan Inc.	5.050%	2/15/46	978	1,085
Magellan Midstream Partners LP	5.000%	3/1/26	450	503
Magellan Midstream Partners LP	5.150%	10/15/43	350	413
Magellan Midstream Partners LP	4.250%	9/15/46	300	317
Magellan Midstream Partners LP	4.200%	10/3/47	800	839
Magellan Midstream Partners LP	4.850%	2/1/49	530	612
Magellan Midstream Partners LP	3.950%	3/1/50	200	203
Marathon Oil Corp.	2.800%	11/1/22	785	790
Marathon Oil Corp.	3.850%	6/1/25	710	738
Marathon Oil Corp.	4.400%	7/15/27	750	799
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,342
Marathon Oil Corp.	6.600%	10/1/37	200	253
Marathon Oil Corp.	5.200%	6/1/45	400	448
Marathon Petroleum Corp.	3.400%	12/15/20	700	708
Marathon Petroleum Corp.	5.125%	3/1/21	800	831
Marathon Petroleum Corp.	5.375%	10/1/22	50	51
Marathon Petroleum Corp.	4.750%	12/15/23	1,500	1,628
Marathon Petroleum Corp.	5.125%	12/15/26	735	826
Marathon Petroleum Corp.	3.800%	4/1/28	800	832
Marathon Petroleum Corp.	6.500%	3/1/41	1,200	1,496
Marathon Petroleum Corp.	4.750%	9/15/44	250	267
Marathon Petroleum Corp.	4.500%	4/1/48	375	390
Marathon Petroleum Corp.	5.000%	9/15/54	500	535
MPLX LP	3.375%	3/15/23	400	411
MPLX LP	4.500%	7/15/23	1,200	1,279
MPLX LP	4.875%	12/1/24	1,000	1,098
MPLX LP	4.875%	6/1/25	600	660
MPLX LP	4.125%	3/1/27	1,000	1,052
MPLX LP	4.000%	3/15/28	1,450	1,509
MPLX LP	4.500%	4/15/38	1,275	1,321
MPLX LP	5.200%	3/1/47	1,700	1,881
MPLX LP	5.200%	12/1/47	400	435
MPLX LP	4.700%	4/15/48	1,000	1,036
MPLX LP	5.500%	2/15/49	625	722
MPLX LP	4.900%	4/15/58	550	572
National Fuel Gas Co.	3.750%	3/1/23	375	384
National Fuel Gas Co.	3.950%	9/15/27	200	205
National Fuel Gas Co.	4.750%	9/1/28	650	683
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,585
National Oilwell Varco Inc.	3.950%	12/1/42	700	636
Newfield Exploration Co.	5.750%	1/30/22	600	639
Newfield Exploration Co.	5.625%	7/1/24	600	662
Newfield Exploration Co.	5.375%	1/1/26	1,000	1,087
Noble Energy Inc.	4.150%	12/15/21	875	904
Noble Energy Inc.	3.850%	1/15/28	450	467
Noble Energy Inc.	3.250%	10/15/29	500	495
Noble Energy Inc.	6.000%	3/1/41	1,210	1,437

Noble Energy Inc.	5.250%	11/15/43	450	501
Noble Energy Inc.	5.050%	11/15/44	250	273
Noble Energy Inc.	4.950%	8/15/47	950	1,037
Noble Energy Inc.	4.200%	10/15/49	500	490
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,732
Occidental Petroleum Corp.	2.600%	8/13/21	600	604
Occidental Petroleum Corp.	3.125%	2/15/22	650	660
Occidental Petroleum Corp.	2.600%	4/15/22	1,377	1,384
Occidental Petroleum Corp.	2.700%	8/15/22	800	807
Occidental Petroleum Corp.	2.900%	8/15/24	3,000	3,016
Occidental Petroleum Corp.	3.500%	6/15/25	600	615
Occidental Petroleum Corp.	3.400%	4/15/26	425	433
Occidental Petroleum Corp.	3.500%	8/15/29	1,100	1,113
Occidental Petroleum Corp.	4.300%	8/15/39	300	307
Occidental Petroleum Corp.	4.625%	6/15/45	725	743
Occidental Petroleum Corp.	4.400%	4/15/46	1,126	1,147
Occidental Petroleum Corp.	4.100%	2/15/47	850	841
Occidental Petroleum Corp.	4.200%	3/15/48	600	593
Occidental Petroleum Corp.	4.400%	8/15/49	800	818
ONEOK Inc.	7.500%	9/1/23	1,425	1,666
ONEOK Inc.	2.750%	9/1/24	200	201
ONEOK Inc.	4.000%	7/13/27	150	157
ONEOK Inc.	4.550%	7/15/28	600	648
ONEOK Inc.	3.400%	9/1/29	600	596
ONEOK Inc.	4.950%	7/13/47	600	641
ONEOK Inc.	5.200%	7/15/48	425	472
ONEOK Inc.	4.450%	9/1/49	800	798
ONEOK Partners LP	3.375%	10/1/22	2,150	2,202
ONEOK Partners LP	4.900%	3/15/25	450	494
ONEOK Partners LP	6.650%	10/1/36	360	451
ONEOK Partners LP	6.125%	2/1/41	1,340	1,611
Patterson-UTI Energy Inc.	3.950%	2/1/28	425	427
Petro-Canada	5.350%	7/15/33	450	548
Petro-Canada	5.950%	5/15/35	500	640
Petro-Canada	6.800%	5/15/38	550	769
Phillips 66	4.300%	4/1/22	1,105	1,164
Phillips 66	3.900%	3/15/28	1,300	1,399
Phillips 66	4.650%	11/15/34	300	345
Phillips 66	5.875%	5/1/42	900	1,178
Phillips 66	4.875%	11/15/44	1,615	1,915
Phillips 66 Partners LP	2.450%	12/15/24	200	199
Phillips 66 Partners LP	3.605%	2/15/25	350	366
Phillips 66 Partners LP	3.550%	10/1/26	400	413
Phillips 66 Partners LP	3.750%	3/1/28	100	104
Phillips 66 Partners LP	3.150%	12/15/29	250	246
Phillips 66 Partners LP	4.680%	2/15/45	250	270
Phillips 66 Partners LP	4.900%	10/1/46	550	618
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,118
Pioneer Natural Resources Co.	4.450%	1/15/26	865	946
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	625	641
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	103
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,200	1,201
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,210

Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	450	477
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	350	371
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	750	731
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	414
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,250	1,139
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	500	503
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	700	749
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,115
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	475	503
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,686
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,575
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,303
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,893
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,525	1,712
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,450	2,808
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	659
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	634
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,258
Shell International Finance BV	2.250%	11/10/20	400	402
Shell International Finance BV	1.875%	5/10/21	1,475	1,475
Shell International Finance BV	1.750%	9/12/21	1,000	997
Shell International Finance BV	2.375%	8/21/22	975	988
Shell International Finance BV	2.250%	1/6/23	800	807
Shell International Finance BV	3.400%	8/12/23	400	421
Shell International Finance BV	3.250%	5/11/25	2,490	2,639
Shell International Finance BV	2.875%	5/10/26	2,300	2,387
Shell International Finance BV	2.500%	9/12/26	400	406
Shell International Finance BV	3.875%	11/13/28	500	561
Shell International Finance BV	4.125%	5/11/35	2,025	2,333
Shell International Finance BV	6.375%	12/15/38	820	1,195
Shell International Finance BV	5.500%	3/25/40	1,075	1,441
Shell International Finance BV	3.625%	8/21/42	477	513
Shell International Finance BV	4.550%	8/12/43	1,000	1,221
Shell International Finance BV	4.375%	5/11/45	2,700	3,263
Shell International Finance BV	4.000%	5/10/46	1,900	2,186
Shell International Finance BV	3.750%	9/12/46	1,000	1,116
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	345	354
Spectra Energy Partners LP	4.750%	3/15/24	800	872
Spectra Energy Partners LP	3.500%	3/15/25	800	828
Spectra Energy Partners LP	3.375%	10/15/26	275	284
Spectra Energy Partners LP	4.500%	3/15/45	1,425	1,546
Suncor Energy Inc.	6.500%	6/15/38	1,540	2,129
Suncor Energy Inc.	6.850%	6/1/39	810	1,165
Suncor Energy Inc.	4.000%	11/15/47	700	751
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,000	2,054
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	260
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	948

Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	344
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	519
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	304
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	1,001
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	778
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	763
TC PipeLines LP	3.900%	5/25/27	200	208
TechnipFMC plc	3.450%	10/1/22	350	356
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	319
Texas Eastern Transmission LP	7.000%	7/15/32	500	684
Total Capital Canada Ltd.	2.750%	7/15/23	825	848
Total Capital International SA	2.750%	6/19/21	2,000	2,027
Total Capital International SA	2.218%	7/12/21	600	602
Total Capital International SA	2.875%	2/17/22	1,400	1,432
Total Capital International SA	2.700%	1/25/23	1,025	1,047
Total Capital International SA	3.700%	1/15/24	975	1,040
Total Capital International SA	2.434%	1/10/25	700	709
Total Capital International SA	3.455%	2/19/29	925	999
Total Capital International SA	2.829%	1/10/30	850	872
Total Capital International SA	3.461%	7/12/49	700	738
Total Capital SA	4.125%	1/28/21	512	526
Total Capital SA	4.250%	12/15/21	300	314
Total Capital SA	3.883%	10/11/28	525	585
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,000	2,030
TransCanada PipeLines Ltd.	2.500%	8/1/22	920	926
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	526
TransCanada PipeLines Ltd.	4.250%	5/15/28	700	773
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	1,131
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	980
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	154
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,350	1,744
TransCanada PipeLines Ltd.	4.750%	5/15/38	700	798
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,030	1,328
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,000	1,154
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,355	1,570
TransCanada PipeLines Ltd.	5.100%	3/15/49	750	903
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	318
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	436
Valero Energy Corp.	3.400%	9/15/26	1,520	1,556
Valero Energy Corp.	4.350%	6/1/28	1,515	1,641
Valero Energy Corp.	4.000%	4/1/29	1,000	1,061
Valero Energy Corp.	7.500%	4/15/32	925	1,253
Valero Energy Corp.	6.625%	6/15/37	855	1,106
Valero Energy Corp.	4.900%	3/15/45	500	555
Valero Energy Partners LP	4.375%	12/15/26	200	216
Valero Energy Partners LP	4.500%	3/15/28	400	438
Western Midstream Operating LP	5.375%	6/1/21	1,350	1,387
Western Midstream Operating LP	3.950%	6/1/25	400	385
Western Midstream Operating LP	4.650%	7/1/26	500	492
Western Midstream Operating LP	4.500%	3/1/28	100	96
Western Midstream Operating LP	4.750%	8/15/28	225	221
Western Midstream Operating LP	5.450%	4/1/44	885	783
Western Midstream Operating LP	5.300%	3/1/48	525	456
Williams Cos. Inc.	4.000%	11/15/21	425	436
Williams Cos. Inc.	3.600%	3/15/22	750	770
Williams Cos. Inc.	3.350%	8/15/22	500	511
Williams Cos. Inc.	3.700%	1/15/23	885	914

Williams Cos. Inc.	4.500%	11/15/23	560	599
Williams Cos. Inc.	4.550%	6/24/24	2,550	2,736
Williams Cos. Inc.	3.900%	1/15/25	1,200	1,256
Williams Cos. Inc.	4.000%	9/15/25	1,100	1,159
Williams Cos. Inc.	3.750%	6/15/27	700	722
Williams Cos. Inc.	6.300%	4/15/40	475	583
Williams Cos. Inc.	5.800%	11/15/43	700	816
Williams Cos. Inc.	5.400%	3/4/44	500	559
Williams Cos. Inc.	5.750%	6/24/44	450	523
Williams Cos. Inc.	4.900%	1/15/45	325	344
Williams Cos. Inc.	5.100%	9/15/45	1,850	2,028
Williams Cos. Inc.	4.850%	3/1/48	775	827

Other Industrial (0.0%)
4 American University	3.672%	4/1/49	325	359
Board of Trustees of The Leland Stanford
Junior University	3.647%	5/1/48	725	854
4 Boston University	4.061%	10/1/48	220	267
California Institute of Technology	4.700%	11/1/11	950	1,240
CBRE Services Inc.	5.250%	3/15/25	350	393
CBRE Services Inc.	4.875%	3/1/26	625	695
Cintas Corp. No 2	2.900%	4/1/22	400	407
Cintas Corp. No 2	3.250%	6/1/22	150	154
Cintas Corp. No 2	3.700%	4/1/27	825	894
Fluor Corp.	3.500%	12/15/24	1,000	999
Fluor Corp.	4.250%	9/15/28	500	503
Georgetown University	4.315%	4/1/49	278	346
Georgetown University	5.215%	10/1/18	243	341
Hillenbrand Inc.	4.500%	9/15/26	275	277
4 Johns Hopkins University	4.083%	7/1/53	500	614
Massachusetts Institute of Technology	5.600%	7/1/11	610	1,035
Massachusetts Institute of Technology	4.678%	7/1/14	700	991
Massachusetts Institute of Technology	3.885%	7/1/16	350	421
4 Northwestern University	4.643%	12/1/44	350	445
4 Northwestern University	3.662%	12/1/57	200	232
Steelcase Inc.	5.125%	1/18/29	335	379
4 University of Chicago	4.003%	10/1/53	400	488
4 University of Notre Dame du Lac	3.438%	2/15/45	900	995
University of Notre Dame du Lac	3.394%	2/15/48	325	362
University of Pennsylvania	4.674%	9/1/12	600	848
University of Pennsylvania	3.610%	2/15/19	250	276
4 University of Southern California	3.028%	10/1/39	525	544
4 University of Southern California	3.841%	10/1/47	500	596
4 William Marsh Rice University	3.574%	5/15/45	715	794

Technology (0.9%)
Adobe Inc.	3.250%	2/1/25	800	843
Alphabet Inc.	3.625%	5/19/21	350	360
Alphabet Inc.	1.998%	8/15/26	1,500	1,500
Altera Corp.	4.100%	11/15/23	750	814
Amphenol Corp.	3.200%	4/1/24	200	207
Amphenol Corp.	4.350%	6/1/29	75	83
Amphenol Corp.	2.800%	2/15/30	500	486
Analog Devices Inc.	2.500%	12/5/21	300	301
Analog Devices Inc.	2.875%	6/1/23	1,375	1,404
Analog Devices Inc.	3.125%	12/5/23	400	412
Analog Devices Inc.	3.900%	12/15/25	50	54

Analog Devices Inc.	3.500%	12/5/26	1,225	1,282
Apple Inc.	2.000%	11/13/20	950	952
Apple Inc.	2.250%	2/23/21	2,835	2,848
Apple Inc.	2.850%	5/6/21	1,975	2,007
Apple Inc.	1.550%	8/4/21	1,400	1,392
Apple Inc.	2.150%	2/9/22	1,300	1,309
Apple Inc.	2.500%	2/9/22	1,250	1,268
Apple Inc.	2.300%	5/11/22	1,025	1,037
Apple Inc.	2.700%	5/13/22	1,725	1,761
Apple Inc.	2.100%	9/12/22	500	503
Apple Inc.	2.400%	1/13/23	725	736
Apple Inc.	2.850%	2/23/23	1,384	1,423
Apple Inc.	2.400%	5/3/23	3,790	3,853
Apple Inc.	3.000%	2/9/24	1,375	1,431
Apple Inc.	3.450%	5/6/24	930	990
Apple Inc.	2.850%	5/11/24	2,500	2,594
Apple Inc.	1.800%	9/11/24	1,000	993
Apple Inc.	2.750%	1/13/25	2,500	2,580
Apple Inc.	3.250%	2/23/26	3,805	4,032
Apple Inc.	2.450%	8/4/26	500	506
Apple Inc.	2.050%	9/11/26	750	741
Apple Inc.	3.350%	2/9/27	200	214
Apple Inc.	3.200%	5/11/27	2,700	2,863
Apple Inc.	2.900%	9/12/27	4,300	4,472
Apple Inc.	3.000%	11/13/27	25	26
Apple Inc.	2.200%	9/11/29	1,250	1,227
Apple Inc.	4.500%	2/23/36	1,475	1,794
Apple Inc.	3.850%	5/4/43	1,975	2,213
Apple Inc.	4.450%	5/6/44	825	1,007
Apple Inc.	3.450%	2/9/45	1,444	1,528
Apple Inc.	4.375%	5/13/45	1,775	2,143
Apple Inc.	4.650%	2/23/46	3,800	4,769
Apple Inc.	3.850%	8/4/46	1,850	2,093
Apple Inc.	4.250%	2/9/47	200	240
Apple Inc.	3.750%	9/12/47	1,842	2,052
Apple Inc.	2.950%	9/11/49	1,000	976
Applied Materials Inc.	2.625%	10/1/20	400	402
Applied Materials Inc.	4.300%	6/15/21	1,000	1,039
Applied Materials Inc.	3.900%	10/1/25	550	598
Applied Materials Inc.	3.300%	4/1/27	865	918
Applied Materials Inc.	5.100%	10/1/35	400	518
Applied Materials Inc.	5.850%	6/15/41	250	342
Applied Materials Inc.	4.350%	4/1/47	775	941
Arrow Electronics Inc.	3.500%	4/1/22	325	331
Arrow Electronics Inc.	4.500%	3/1/23	400	421
Arrow Electronics Inc.	3.250%	9/8/24	400	405
Arrow Electronics Inc.	4.000%	4/1/25	300	312
Arrow Electronics Inc.	3.875%	1/12/28	250	256
Autodesk Inc.	3.600%	12/15/22	100	103
Autodesk Inc.	4.375%	6/15/25	250	270
Autodesk Inc.	3.500%	6/15/27	375	387
Avnet Inc.	4.875%	12/1/22	400	425
Avnet Inc.	4.625%	4/15/26	450	484
Baidu Inc.	2.875%	7/6/22	1,050	1,056
Baidu Inc.	3.500%	11/28/22	1,500	1,538
Baidu Inc.	3.875%	9/29/23	800	834
Baidu Inc.	4.375%	5/14/24	400	427

Baidu Inc.	3.625%	7/6/27	575	594
Baidu Inc.	4.375%	3/29/28	400	434
Baidu Inc.	4.875%	11/14/28	300	338
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	575	573
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	2,685	2,711
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	925	924
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	2,525	2,579
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	1,525	1,514
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	4,050	4,058
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	1,000	974
8 Broadcom Inc.	3.125%	4/15/21	1,500	1,514
8 Broadcom Inc.	3.125%	10/15/22	1,200	1,214
8 Broadcom Inc.	3.625%	10/15/24	1,400	1,424
8 Broadcom Inc.	4.250%	4/15/26	3,500	3,616
8 Broadcom Inc.	4.750%	4/15/29	950	1,002
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	254
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	331
CA Inc.	3.600%	8/15/22	500	509
Cadence Design Systems Inc.	4.375%	10/15/24	275	296
Cisco Systems Inc.	2.200%	2/28/21	3,250	3,266
Cisco Systems Inc.	2.600%	2/28/23	250	256
Cisco Systems Inc.	2.200%	9/20/23	500	505
Cisco Systems Inc.	3.625%	3/4/24	2,000	2,146
Cisco Systems Inc.	2.950%	2/28/26	550	579
Cisco Systems Inc.	2.500%	9/20/26	1,150	1,180
Cisco Systems Inc.	5.900%	2/15/39	1,500	2,130
Cisco Systems Inc.	5.500%	1/15/40	1,575	2,175
Citrix Systems Inc.	4.500%	12/1/27	500	540
Corning Inc.	2.900%	5/15/22	625	638
Corning Inc.	4.700%	3/15/37	250	282
Corning Inc.	5.750%	8/15/40	665	823
Corning Inc.	4.375%	11/15/57	650	676
8 Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	3,102
8 Dell International LLC / EMC Corp.	4.000%	7/15/24	625	654
8 Dell International LLC / EMC Corp.	6.020%	6/15/26	4,500	5,060
8 Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	1,070
8 Dell International LLC / EMC Corp.	5.300%	10/1/29	1,400	1,520
8 Dell International LLC / EMC Corp.	8.100%	7/15/36	1,300	1,656
8 Dell International LLC / EMC Corp.	8.350%	7/15/46	1,500	1,975
8 Dell International LLC / EMC Corp.	4.420%	6/15/21	3,575	3,684
DXC Technology Co.	4.250%	4/15/24	1,050	1,101
Equifax Inc.	2.300%	6/1/21	875	874
Equifax Inc.	3.600%	8/15/21	125	128
Equifax Inc.	3.950%	6/15/23	225	236
Equinix Inc.	5.875%	1/15/26	500	532
Equinix Inc.	5.375%	5/15/27	500	539
Fidelity National Information Services Inc.	3.625%	10/15/20	2,250	2,282
Fidelity National Information Services Inc.	3.500%	4/15/23	530	550
Fidelity National Information Services Inc.	3.875%	6/5/24	588	628
Fidelity National Information Services Inc.	3.000%	8/15/26	993	1,022

Fidelity National Information Services Inc.	3.750%	5/21/29	500	541
Fidelity National Information Services Inc.	4.500%	8/15/46	425	492
Fidelity National Information Services Inc.	4.750%	5/15/48	250	303
Fiserv Inc.	3.800%	10/1/23	1,000	1,058
Fiserv Inc.	2.750%	7/1/24	1,600	1,628
Fiserv Inc.	3.850%	6/1/25	700	748
Fiserv Inc.	3.200%	7/1/26	1,600	1,656
Fiserv Inc.	3.500%	7/1/29	2,905	3,057
Fiserv Inc.	4.400%	7/1/49	1,450	1,615
Flex Ltd.	5.000%	2/15/23	500	533
Flex Ltd.	4.750%	6/15/25	25	27
Flex Ltd.	4.875%	6/15/29	200	211
Global Payments Inc.	2.650%	2/15/25	650	653
Global Payments Inc.	3.200%	8/15/29	1,100	1,114
Global Payments Inc.	4.150%	8/15/49	200	210
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,556
Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,890	1,935
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,219
Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	299
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,000	2,221
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,121
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,150	1,341
HP Inc.	3.750%	12/1/20	113	115
HP Inc.	4.050%	9/15/22	401	421
HP Inc.	6.000%	9/15/41	610	690
IBM Credit LLC	3.450%	11/30/20	425	432
IBM Credit LLC	1.800%	1/20/21	525	524
IBM Credit LLC	3.600%	11/30/21	425	439
IBM Credit LLC	2.200%	9/8/22	750	753
IBM Credit LLC	3.000%	2/6/23	850	873
Intel Corp.	1.700%	5/19/21	500	499
Intel Corp.	3.300%	10/1/21	1,425	1,466
Intel Corp.	3.100%	7/29/22	625	647
Intel Corp.	2.700%	12/15/22	1,768	1,811
Intel Corp.	2.875%	5/11/24	2,675	2,778
Intel Corp.	3.700%	7/29/25	2,005	2,171
Intel Corp.	2.600%	5/19/26	1,140	1,169
Intel Corp.	4.000%	12/15/32	1,125	1,305
Intel Corp.	4.800%	10/1/41	665	842
Intel Corp.	4.100%	5/19/46	1,050	1,215
Intel Corp.	4.100%	5/11/47	800	937
Intel Corp.	3.734%	12/8/47	2,200	2,436
International Business Machines Corp.	2.800%	5/13/21	1,100	1,115
International Business Machines Corp.	2.900%	11/1/21	200	203
International Business Machines Corp.	2.850%	5/13/22	2,200	2,249
International Business Machines Corp.	1.875%	8/1/22	1,900	1,892
International Business Machines Corp.	2.875%	11/9/22	1,150	1,178
International Business Machines Corp.	3.375%	8/1/23	1,100	1,149
International Business Machines Corp.	3.625%	2/12/24	1,400	1,485
International Business Machines Corp.	3.000%	5/15/24	2,500	2,587
International Business Machines Corp.	3.450%	2/19/26	1,700	1,803
International Business Machines Corp.	3.300%	5/15/26	3,200	3,372
International Business Machines Corp.	3.500%	5/15/29	2,725	2,927
International Business Machines Corp.	4.150%	5/15/39	2,400	2,740
International Business Machines Corp.	5.600%	11/30/39	1,114	1,479
International Business Machines Corp.	4.000%	6/20/42	1,500	1,658
International Business Machines Corp.	4.250%	5/15/49	2,700	3,106

Jabil Inc.	5.625%	12/15/20	250	259
Jabil Inc.	3.950%	1/12/28	400	405
Juniper Networks Inc.	4.350%	6/15/25	250	266
Juniper Networks Inc.	3.750%	8/15/29	1,000	1,004
Juniper Networks Inc.	5.950%	3/15/41	150	164
Keysight Technologies Inc.	4.550%	10/30/24	475	511
Keysight Technologies Inc.	4.600%	4/6/27	575	632
KLA Corp.	4.125%	11/1/21	1,800	1,860
KLA Corp.	4.650%	11/1/24	1,175	1,294
KLA Corp.	4.100%	3/15/29	650	716
KLA Corp.	5.000%	3/15/49	800	986
Lam Research Corp.	2.800%	6/15/21	450	455
Lam Research Corp.	3.800%	3/15/25	425	456
Lam Research Corp.	3.750%	3/15/26	600	640
Lam Research Corp.	4.000%	3/15/29	1,100	1,210
Lam Research Corp.	4.875%	3/15/49	700	858
Marvell Technology Group Ltd.	4.200%	6/22/23	425	444
Marvell Technology Group Ltd.	4.875%	6/22/28	300	332
Maxim Integrated Products Inc.	3.375%	3/15/23	400	412
Maxim Integrated Products Inc.	3.450%	6/15/27	450	464
Microchip Technology Inc.	3.922%	6/1/21	500	511
Microchip Technology Inc.	4.333%	6/1/23	500	525
Micron Technology Inc.	4.640%	2/6/24	275	292
Micron Technology Inc.	4.975%	2/6/26	375	404
Micron Technology Inc.	4.185%	2/15/27	750	771
Micron Technology Inc.	5.327%	2/6/29	575	632
Micron Technology Inc.	4.663%	2/15/30	300	312
Microsoft Corp.	3.000%	10/1/20	250	253
Microsoft Corp.	2.000%	11/3/20	4,075	4,082
Microsoft Corp.	2.400%	2/6/22	3,055	3,099
Microsoft Corp.	2.375%	2/12/22	1,600	1,620
Microsoft Corp.	2.650%	11/3/22	1,000	1,025
Microsoft Corp.	2.375%	5/1/23	250	255
Microsoft Corp.	2.000%	8/8/23	1,900	1,912
Microsoft Corp.	2.875%	2/6/24	1,713	1,787
Microsoft Corp.	3.125%	11/3/25	2,270	2,411
Microsoft Corp.	2.400%	8/8/26	3,000	3,054
Microsoft Corp.	3.300%	2/6/27	5,300	5,713
Microsoft Corp.	3.500%	2/12/35	1,325	1,461
Microsoft Corp.	4.200%	11/3/35	1,000	1,196
Microsoft Corp.	3.450%	8/8/36	1,350	1,492
Microsoft Corp.	4.100%	2/6/37	2,350	2,780
Microsoft Corp.	4.500%	10/1/40	169	212
Microsoft Corp.	5.300%	2/8/41	600	831
Microsoft Corp.	3.500%	11/15/42	850	933
Microsoft Corp.	3.750%	5/1/43	610	696
Microsoft Corp.	4.875%	12/15/43	705	934
Microsoft Corp.	3.750%	2/12/45	1,550	1,769
Microsoft Corp.	4.450%	11/3/45	2,125	2,674
Microsoft Corp.	3.700%	8/8/46	3,650	4,163
Microsoft Corp.	4.250%	2/6/47	2,300	2,852
Microsoft Corp.	4.000%	2/12/55	4,400	5,222
Microsoft Corp.	3.950%	8/8/56	600	708
Microsoft Corp.	4.500%	2/6/57	1,350	1,761
Motorola Solutions Inc.	3.750%	5/15/22	338	349
Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,235
Motorola Solutions Inc.	4.000%	9/1/24	500	529

Motorola Solutions Inc.	4.600%	2/23/28	550	593
Motorola Solutions Inc.	5.500%	9/1/44	300	317
NetApp Inc.	3.375%	6/15/21	850	863
NetApp Inc.	3.300%	9/29/24	300	305
NVIDIA Corp.	2.200%	9/16/21	815	816
NVIDIA Corp.	3.200%	9/16/26	764	799
8 NXP BV / NXP Funding LLC	4.875%	3/1/24	800	867
8 NXP BV / NXP Funding LLC	5.350%	3/1/26	787	881
8 NXP BV / NXP Funding LLC	5.550%	12/1/28	675	780
8 NXP BV / NXP Funding LLC / NXP USA
Inc.	3.875%	6/18/26	300	315
8 NXP BV / NXP Funding LLC / NXP USA
Inc.	4.300%	6/18/29	1,750	1,870
Oracle Corp.	1.900%	9/15/21	6,800	6,796
Oracle Corp.	2.500%	5/15/22	2,537	2,566
Oracle Corp.	2.400%	9/15/23	1,720	1,742
Oracle Corp.	3.400%	7/8/24	2,600	2,744
Oracle Corp.	2.950%	11/15/24	2,010	2,087
Oracle Corp.	2.650%	7/15/26	5,000	5,092
Oracle Corp.	3.250%	5/15/30	275	292
Oracle Corp.	4.300%	7/8/34	1,350	1,571
Oracle Corp.	3.900%	5/15/35	1,375	1,526
Oracle Corp.	3.850%	7/15/36	1,580	1,748
Oracle Corp.	3.800%	11/15/37	1,425	1,558
Oracle Corp.	6.125%	7/8/39	500	707
Oracle Corp.	5.375%	7/15/40	2,660	3,459
Oracle Corp.	4.500%	7/8/44	785	932
Oracle Corp.	4.125%	5/15/45	2,825	3,165
Oracle Corp.	4.000%	7/15/46	2,340	2,598
Oracle Corp.	4.000%	11/15/47	775	870
Oracle Corp.	4.375%	5/15/55	950	1,114
PayPal Holdings Inc.	2.200%	9/26/22	800	802
PayPal Holdings Inc.	2.400%	10/1/24	600	604
PayPal Holdings Inc.	2.650%	10/1/26	900	907
PayPal Holdings Inc.	2.850%	10/1/29	1,700	1,705
QUALCOMM Inc.	3.000%	5/20/22	1,625	1,667
QUALCOMM Inc.	2.600%	1/30/23	1,250	1,272
QUALCOMM Inc.	2.900%	5/20/24	1,225	1,259
QUALCOMM Inc.	3.450%	5/20/25	2,230	2,356
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,199
QUALCOMM Inc.	4.650%	5/20/35	800	941
QUALCOMM Inc.	4.800%	5/20/45	1,000	1,199
QUALCOMM Inc.	4.300%	5/20/47	1,375	1,538
salesforce.com Inc.	3.250%	4/11/23	825	861
salesforce.com Inc.	3.700%	4/11/28	1,175	1,288
Seagate HDD Cayman	4.250%	3/1/22	175	180
Seagate HDD Cayman	4.750%	6/1/23	244	255
Seagate HDD Cayman	4.875%	3/1/24	375	392
Seagate HDD Cayman	4.750%	1/1/25	771	795
Seagate HDD Cayman	5.750%	12/1/34	400	405
Tech Data Corp.	3.700%	2/15/22	425	434
Tech Data Corp.	4.950%	2/15/27	375	401
Texas Instruments Inc.	2.750%	3/12/21	250	253
Texas Instruments Inc.	1.850%	5/15/22	500	499
Texas Instruments Inc.	2.625%	5/15/24	225	231
Texas Instruments Inc.	2.900%	11/3/27	400	419
Texas Instruments Inc.	2.250%	9/4/29	600	590

Texas Instruments Inc.	3.875%	3/15/39	600	691
Texas Instruments Inc.	4.150%	5/15/48	1,225	1,492
Total System Services Inc.	3.800%	4/1/21	725	739
Total System Services Inc.	3.750%	6/1/23	500	520
Total System Services Inc.	4.000%	6/1/23	475	499
Total System Services Inc.	4.800%	4/1/26	600	668
Total System Services Inc.	4.450%	6/1/28	300	330
Trimble Inc.	4.150%	6/15/23	100	104
Trimble Inc.	4.750%	12/1/24	225	242
Trimble Inc.	4.900%	6/15/28	400	434
Tyco Electronics Group SA	3.500%	2/3/22	725	745
Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,042
Tyco Electronics Group SA	3.125%	8/15/27	450	460
Tyco Electronics Group SA	7.125%	10/1/37	550	794
Verisk Analytics Inc.	5.800%	5/1/21	325	342
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,364
Verisk Analytics Inc.	4.000%	6/15/25	750	807
Verisk Analytics Inc.	4.125%	3/15/29	600	659
Verisk Analytics Inc.	5.500%	6/15/45	600	748
VMware Inc.	2.950%	8/21/22	1,310	1,329
VMware Inc.	3.900%	8/21/27	1,050	1,080
Xilinx Inc.	3.000%	3/15/21	1,300	1,314
Xilinx Inc.	2.950%	6/1/24	500	513

Transportation (0.3%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	157	166
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	608	638
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	376	395
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	723	745
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	96	97
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	238	249
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	386	405
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	877	902
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	135	137
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	202	205
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	438	465
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	378	390
4 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	220	226
4 BNSF Funding Trust I	6.613%	12/15/55	325	358
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	421
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	420
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	435
Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	246
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	644

Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	663
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	427
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	422
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	261
Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	296
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	879
Burlington Northern Santa Fe LLC	3.250%	6/15/27	975	1,038
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	175
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	557
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	839
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	472
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,204
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	248
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	672
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	584
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	1,004
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	638
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	1,001
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	720
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	572
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	368
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	611
Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	981
Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	974
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	669
Burlington Northern Santa Fe LLC	3.550%	2/15/50	800	847
Canadian National Railway Co.	2.850%	12/15/21	525	532
Canadian National Railway Co.	2.750%	3/1/26	375	387
Canadian National Railway Co.	6.250%	8/1/34	350	491
Canadian National Railway Co.	6.200%	6/1/36	350	493
Canadian National Railway Co.	6.375%	11/15/37	350	502
Canadian National Railway Co.	3.650%	2/3/48	650	723
Canadian Pacific Railway Co.	4.450%	3/15/23	430	458
Canadian Pacific Railway Co.	2.900%	2/1/25	100	103
Canadian Pacific Railway Co.	7.125%	10/15/31	225	317
Canadian Pacific Railway Co.	5.750%	3/15/33	425	543
Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,042
Canadian Pacific Railway Co.	4.800%	8/1/45	175	222
Canadian Pacific Railway Co.	6.125%	9/15/15	530	783
CH Robinson Worldwide Inc.	4.200%	4/15/28	100	110
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	738	741
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	634	666
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	326	342
CSX Corp.	3.700%	10/30/20	205	209
CSX Corp.	4.250%	6/1/21	900	930
CSX Corp.	3.700%	11/1/23	200	211
CSX Corp.	3.350%	11/1/25	400	421
CSX Corp.	3.250%	6/1/27	1,500	1,572
CSX Corp.	3.800%	3/1/28	1,275	1,388
CSX Corp.	4.250%	3/15/29	900	1,015
CSX Corp.	2.400%	2/15/30	325	317
CSX Corp.	6.220%	4/30/40	174	235
CSX Corp.	5.500%	4/15/41	425	531
CSX Corp.	4.750%	5/30/42	1,310	1,531

CSX Corp.	4.400%	3/1/43	93	104
CSX Corp.	4.100%	3/15/44	800	870
CSX Corp.	4.300%	3/1/48	1,000	1,116
CSX Corp.	4.500%	3/15/49	900	1,060
CSX Corp.	3.350%	9/15/49	500	489
CSX Corp.	3.950%	5/1/50	650	696
CSX Corp.	4.250%	11/1/66	500	535
CSX Corp.	4.650%	3/1/68	500	571
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	247	272
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	310	330
4 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	430	449
Delta Air Lines Inc.	2.600%	12/4/20	300	299
Delta Air Lines Inc.	3.400%	4/19/21	500	507
Delta Air Lines Inc.	3.625%	3/15/22	750	771
Delta Air Lines Inc.	3.800%	4/19/23	625	648
Delta Air Lines Inc.	4.375%	4/19/28	475	508
FedEx Corp.	2.625%	8/1/22	1,470	1,485
FedEx Corp.	4.000%	1/15/24	450	479
FedEx Corp.	3.250%	4/1/26	500	515
FedEx Corp.	3.300%	3/15/27	350	358
FedEx Corp.	3.400%	2/15/28	1,000	1,027
FedEx Corp.	3.900%	2/1/35	200	205
FedEx Corp.	3.875%	8/1/42	200	193
FedEx Corp.	4.100%	4/15/43	300	299
FedEx Corp.	5.100%	1/15/44	600	673
FedEx Corp.	4.750%	11/15/45	975	1,052
FedEx Corp.	4.550%	4/1/46	1,150	1,202
FedEx Corp.	4.400%	1/15/47	800	823
FedEx Corp.	4.050%	2/15/48	1,500	1,464
FedEx Corp.	4.950%	10/17/48	300	331
FedEx Corp.	4.500%	2/1/65	150	141
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	407
JB Hunt Transport Services Inc.	3.875%	3/1/26	150	159
Kansas City Southern	3.000%	5/15/23	400	410
Kansas City Southern	4.300%	5/15/43	250	269
Kansas City Southern	4.950%	8/15/45	400	480
Kansas City Southern	4.700%	5/1/48	1,500	1,747
Kirby Corp.	4.200%	3/1/28	1,200	1,281
4 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	199	204
Norfolk Southern Corp.	3.250%	12/1/21	325	331
Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,914
Norfolk Southern Corp.	2.903%	2/15/23	780	798
Norfolk Southern Corp.	3.850%	1/15/24	200	213
Norfolk Southern Corp.	5.590%	5/17/25	164	188
Norfolk Southern Corp.	3.650%	8/1/25	75	80
Norfolk Southern Corp.	7.800%	5/15/27	100	134
Norfolk Southern Corp.	3.150%	6/1/27	125	131
Norfolk Southern Corp.	3.800%	8/1/28	450	495
Norfolk Southern Corp.	4.837%	10/1/41	565	684
Norfolk Southern Corp.	3.950%	10/1/42	425	460
Norfolk Southern Corp.	4.450%	6/15/45	275	319
Norfolk Southern Corp.	4.650%	1/15/46	200	239
Norfolk Southern Corp.	3.942%	11/1/47	150	164

Norfolk Southern Corp.	4.150%	2/28/48	50	57
Norfolk Southern Corp.	4.100%	5/15/49	315	351
Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,887
Norfolk Southern Corp.	6.000%	3/15/05	160	207
Norfolk Southern Corp.	5.100%	8/1/18	820	1,000
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	139	139
Ryder System Inc.	3.500%	6/1/21	300	306
Ryder System Inc.	2.250%	9/1/21	100	100
Ryder System Inc.	2.875%	6/1/22	350	356
Ryder System Inc.	3.400%	3/1/23	350	362
Ryder System Inc.	3.750%	6/9/23	1,490	1,563
Ryder System Inc.	3.650%	3/18/24	550	578
Ryder System Inc.	2.500%	9/1/24	250	251
Southwest Airlines Co.	2.650%	11/5/20	540	542
Southwest Airlines Co.	2.750%	11/16/22	100	101
Southwest Airlines Co.	3.000%	11/15/26	400	407
Southwest Airlines Co.	3.450%	11/16/27	240	251
4 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	60	64
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	259	273
Union Pacific Corp.	3.200%	6/8/21	600	610
Union Pacific Corp.	2.950%	3/1/22	400	409
Union Pacific Corp.	4.163%	7/15/22	100	105
Union Pacific Corp.	2.950%	1/15/23	650	666
Union Pacific Corp.	2.750%	4/15/23	200	204
Union Pacific Corp.	3.500%	6/8/23	600	628
Union Pacific Corp.	3.646%	2/15/24	2,375	2,507
Union Pacific Corp.	3.150%	3/1/24	400	414
Union Pacific Corp.	3.250%	1/15/25	400	416
Union Pacific Corp.	3.750%	7/15/25	600	645
Union Pacific Corp.	3.250%	8/15/25	900	940
Union Pacific Corp.	2.750%	3/1/26	648	658
Union Pacific Corp.	3.000%	4/15/27	240	248
Union Pacific Corp.	3.950%	9/10/28	800	882
Union Pacific Corp.	3.700%	3/1/29	800	869
Union Pacific Corp.	3.375%	2/1/35	900	932
Union Pacific Corp.	3.600%	9/15/37	708	743
Union Pacific Corp.	4.375%	9/10/38	625	720
Union Pacific Corp.	4.250%	4/15/43	400	446
Union Pacific Corp.	4.821%	2/1/44	250	298
Union Pacific Corp.	4.150%	1/15/45	400	445
Union Pacific Corp.	4.050%	11/15/45	250	273
Union Pacific Corp.	3.350%	8/15/46	550	543
Union Pacific Corp.	4.500%	9/10/48	400	474
Union Pacific Corp.	4.300%	3/1/49	900	1,039
Union Pacific Corp.	3.799%	10/1/51	1,082	1,153
Union Pacific Corp.	3.875%	2/1/55	400	420
Union Pacific Corp.	4.375%	11/15/65	800	885
Union Pacific Corp.	4.100%	9/15/67	350	370
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	527	554
4 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	584	619
4 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	200	205

4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	235	245
4 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	358	372
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	492	503
4 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	500	546
4 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	475	474
United Parcel Service Inc.	3.125%	1/15/21	990	1,003
United Parcel Service Inc.	2.050%	4/1/21	500	500
United Parcel Service Inc.	2.450%	10/1/22	800	808
United Parcel Service Inc.	2.500%	4/1/23	870	882
United Parcel Service Inc.	2.800%	11/15/24	950	977
United Parcel Service Inc.	2.400%	11/15/26	1,575	1,580
United Parcel Service Inc.	3.050%	11/15/27	750	785
United Parcel Service Inc.	3.400%	3/15/29	500	534
United Parcel Service Inc.	2.500%	9/1/29	400	397
United Parcel Service Inc.	6.200%	1/15/38	820	1,149
United Parcel Service Inc.	4.875%	11/15/40	350	424
United Parcel Service Inc.	3.625%	10/1/42	175	183
United Parcel Service Inc.	3.400%	11/15/46	390	396
United Parcel Service Inc.	3.750%	11/15/47	1,000	1,063
United Parcel Service Inc.	4.250%	3/15/49	600	690
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	137	145
				2,788,708
Utilities (0.8%)
Electric (0.7%)
AEP Texas Inc.	2.400%	10/1/22	300	302
AEP Texas Inc.	3.950%	6/1/28	400	442
AEP Texas Inc.	3.800%	10/1/47	250	272
AEP Transmission Co. LLC	3.100%	12/1/26	200	208
AEP Transmission Co. LLC	4.000%	12/1/46	325	363
AEP Transmission Co. LLC	3.750%	12/1/47	950	1,027
AEP Transmission Co. LLC	4.250%	9/15/48	325	379
AEP Transmission Co. LLC	3.800%	6/15/49	270	296
AEP Transmission Co. LLC	3.150%	9/15/49	70	70
Alabama Power Co.	2.450%	3/30/22	975	986
Alabama Power Co.	3.550%	12/1/23	700	738
Alabama Power Co.	6.000%	3/1/39	100	141
Alabama Power Co.	3.850%	12/1/42	125	135
Alabama Power Co.	4.150%	8/15/44	300	339
Alabama Power Co.	3.750%	3/1/45	570	616
Alabama Power Co.	4.300%	1/2/46	300	349
Alabama Power Co.	3.700%	12/1/47	325	347
Alabama Power Co.	4.300%	7/15/48	500	586
Alabama Power Co.	3.450%	10/1/49	1,000	1,035
Ameren Corp.	2.700%	11/15/20	825	829
Ameren Corp.	3.650%	2/15/26	440	460
Ameren Illinois Co.	2.700%	9/1/22	250	254
Ameren Illinois Co.	3.250%	3/1/25	275	287
Ameren Illinois Co.	3.800%	5/15/28	350	389
Ameren Illinois Co.	4.150%	3/15/46	475	550
Ameren Illinois Co.	3.700%	12/1/47	475	516
American Electric Power Co. Inc.	2.150%	11/13/20	250	250

American Electric Power Co. Inc.	3.650%	12/1/21	425	438
American Electric Power Co. Inc.	3.200%	11/13/27	400	416
American Electric Power Co. Inc.	4.300%	12/1/28	500	561
Appalachian Power Co.	3.400%	6/1/25	400	417
Appalachian Power Co.	7.000%	4/1/38	260	376
Appalachian Power Co.	4.400%	5/15/44	825	958
Appalachian Power Co.	4.500%	3/1/49	1,400	1,674
Arizona Public Service Co.	3.150%	5/15/25	500	521
Arizona Public Service Co.	2.950%	9/15/27	300	309
Arizona Public Service Co.	5.050%	9/1/41	575	708
Arizona Public Service Co.	4.500%	4/1/42	325	379
Arizona Public Service Co.	4.350%	11/15/45	50	58
Arizona Public Service Co.	3.750%	5/15/46	425	453
Arizona Public Service Co.	4.250%	3/1/49	500	580
Avangrid Inc.	3.150%	12/1/24	545	561
Avangrid Inc.	3.800%	6/1/29	400	429
Avista Corp.	4.350%	6/1/48	300	353
Baltimore Gas & Electric Co.	3.350%	7/1/23	900	937
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	225
Baltimore Gas & Electric Co.	6.350%	10/1/36	725	1,008
Baltimore Gas & Electric Co.	3.500%	8/15/46	700	725
Baltimore Gas & Electric Co.	3.750%	8/15/47	250	270
Baltimore Gas & Electric Co.	4.250%	9/15/48	250	293
Baltimore Gas & Electric Co.	3.200%	9/15/49	315	309
Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,255
Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	153
Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	264
Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	265
Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	527
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,830
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,673
Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	241
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,375	1,736
Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	679
Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	271
Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	416
Black Hills Corp.	4.250%	11/30/23	500	531
Black Hills Corp.	3.950%	1/15/26	250	264
Black Hills Corp.	3.150%	1/15/27	325	329
Black Hills Corp.	3.050%	10/15/29	170	170
Black Hills Corp.	4.350%	5/1/33	350	391
Black Hills Corp.	4.200%	9/15/46	250	269
Black Hills Corp.	3.875%	10/15/49	240	243
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,617
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	251
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	150
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	207
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	740
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	370
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	100	120
CenterPoint Energy Inc.	3.600%	11/1/21	300	307
CenterPoint Energy Inc.	2.500%	9/1/22	400	402
CenterPoint Energy Inc.	3.850%	2/1/24	500	527
CenterPoint Energy Inc.	2.500%	9/1/24	400	400
CenterPoint Energy Inc.	4.250%	11/1/28	375	412
CenterPoint Energy Inc.	2.950%	3/1/30	100	100
CenterPoint Energy Inc.	3.700%	9/1/49	100	101

Cleco Corporate Holdings LLC	3.743%	5/1/26	425	438
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	313
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,459
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	411
CMS Energy Corp.	5.050%	3/15/22	500	529
CMS Energy Corp.	3.000%	5/15/26	250	256
CMS Energy Corp.	3.450%	8/15/27	300	314
CMS Energy Corp.	4.875%	3/1/44	275	332
Commonwealth Edison Co.	2.950%	8/15/27	275	284
Commonwealth Edison Co.	5.900%	3/15/36	500	673
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,495
Commonwealth Edison Co.	4.700%	1/15/44	825	1,015
Commonwealth Edison Co.	3.700%	3/1/45	1,100	1,184
Commonwealth Edison Co.	3.650%	6/15/46	300	322
Commonwealth Edison Co.	3.750%	8/15/47	500	549
Commonwealth Edison Co.	4.000%	3/1/48	275	313
Commonwealth Edison Co.	4.000%	3/1/49	700	802
Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,329
Connecticut Light & Power Co.	3.200%	3/15/27	250	264
Connecticut Light & Power Co.	4.300%	4/15/44	375	445
Connecticut Light & Power Co.	4.150%	6/1/45	75	87
Connecticut Light & Power Co.	4.000%	4/1/48	650	749
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	288
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	374
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,135
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	408
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	586
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,000	1,339
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	596
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,779
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	446
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	369
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	814
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	500	568
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	85
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	404
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	582
Consolidated Edison Inc.	2.000%	5/15/21	300	299
Consumers Energy Co.	2.850%	5/15/22	250	255
Consumers Energy Co.	3.375%	8/15/23	225	236
Consumers Energy Co.	3.250%	8/15/46	550	564
Consumers Energy Co.	3.950%	7/15/47	500	571
Consumers Energy Co.	4.050%	5/15/48	500	579
Consumers Energy Co.	3.100%	8/15/50	300	301
Delmarva Power & Light Co.	3.500%	11/15/23	125	132
Delmarva Power & Light Co.	4.150%	5/15/45	600	687
Dominion Energy Inc.	2.715%	8/15/21	250	252
Dominion Energy Inc.	2.750%	1/15/22	350	354
Dominion Energy Inc.	2.750%	9/15/22	100	101
Dominion Energy Inc.	3.071%	8/15/24	500	512
Dominion Energy Inc.	3.900%	10/1/25	425	454
Dominion Energy Inc.	2.850%	8/15/26	500	504
Dominion Energy Inc.	4.250%	6/1/28	750	829
Dominion Energy Inc.	6.300%	3/15/33	500	654
Dominion Energy Inc.	5.250%	8/1/33	200	240
Dominion Energy Inc.	7.000%	6/15/38	300	419
Dominion Energy Inc.	4.900%	8/1/41	790	934

Dominion Energy Inc.	4.050%	9/15/42	400	424
Dominion Energy Inc.	4.600%	3/15/49	1,000	1,175
4 Dominion Energy Inc.	5.750%	10/1/54	375	394
Dominion Energy South Carolina Inc.	6.625%	2/1/32	400	545
Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	611
Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	327
Dominion Energy South Carolina Inc.	4.600%	6/15/43	325	395
Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	565
8 DPL Inc.	4.350%	4/15/29	275	271
DTE Electric Co.	3.450%	10/1/20	410	414
DTE Electric Co.	3.650%	3/15/24	825	874
DTE Electric Co.	3.375%	3/1/25	150	158
DTE Electric Co.	4.000%	4/1/43	300	339
DTE Electric Co.	3.700%	3/15/45	200	217
DTE Electric Co.	3.700%	6/1/46	550	597
DTE Electric Co.	3.750%	8/15/47	450	496
DTE Electric Co.	4.050%	5/15/48	500	580
DTE Energy Co.	2.600%	6/15/22	200	202
DTE Energy Co.	3.300%	6/15/22	250	256
DTE Energy Co.	3.700%	8/1/23	500	524
DTE Energy Co.	3.500%	6/1/24	525	547
DTE Energy Co.	2.850%	10/1/26	675	683
DTE Energy Co.	3.800%	3/15/27	2,500	2,675
DTE Energy Co.	3.400%	6/15/29	150	156
DTE Energy Co.	6.375%	4/15/33	100	133
Duke Energy Carolinas LLC	3.900%	6/15/21	980	1,006
Duke Energy Carolinas LLC	6.000%	12/1/28	300	378
Duke Energy Carolinas LLC	2.450%	8/15/29	75	75
Duke Energy Carolinas LLC	6.100%	6/1/37	425	580
Duke Energy Carolinas LLC	6.000%	1/15/38	325	447
Duke Energy Carolinas LLC	6.050%	4/15/38	25	35
Duke Energy Carolinas LLC	5.300%	2/15/40	710	919
Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,146
Duke Energy Carolinas LLC	4.000%	9/30/42	675	752
Duke Energy Carolinas LLC	3.875%	3/15/46	380	420
Duke Energy Carolinas LLC	3.700%	12/1/47	425	459
Duke Energy Carolinas LLC	3.950%	3/15/48	400	447
Duke Energy Carolinas LLC	3.200%	8/15/49	100	100
Duke Energy Corp.	2.400%	8/15/22	1,000	1,008
Duke Energy Corp.	3.950%	10/15/23	225	238
Duke Energy Corp.	3.750%	4/15/24	775	821
Duke Energy Corp.	2.650%	9/1/26	595	597
Duke Energy Corp.	3.150%	8/15/27	550	569
Duke Energy Corp.	4.800%	12/15/45	700	834
Duke Energy Corp.	3.750%	9/1/46	1,206	1,237
Duke Energy Florida LLC	3.200%	1/15/27	450	471
Duke Energy Florida LLC	3.800%	7/15/28	425	467
Duke Energy Florida LLC	6.350%	9/15/37	525	748
Duke Energy Florida LLC	6.400%	6/15/38	800	1,156
Duke Energy Florida LLC	3.400%	10/1/46	400	412
Duke Energy Florida LLC	4.200%	7/15/48	425	494
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	198
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	404
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	207
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	336
Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,618
Duke Energy Indiana LLC	4.900%	7/15/43	250	311

Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,178
Duke Energy Indiana LLC	3.250%	10/1/49	2,000	2,009
Duke Energy Ohio Inc.	3.650%	2/1/29	325	354
Duke Energy Ohio Inc.	3.700%	6/15/46	725	783
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,186
Duke Energy Progress LLC	3.000%	9/15/21	750	763
Duke Energy Progress LLC	2.800%	5/15/22	350	357
Duke Energy Progress LLC	3.375%	9/1/23	150	157
Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,818
Duke Energy Progress LLC	3.700%	9/1/28	425	465
Duke Energy Progress LLC	3.450%	3/15/29	1,000	1,080
Duke Energy Progress LLC	6.300%	4/1/38	300	425
Duke Energy Progress LLC	4.375%	3/30/44	525	618
Duke Energy Progress LLC	4.150%	12/1/44	425	485
Duke Energy Progress LLC	4.200%	8/15/45	525	606
Duke Energy Progress LLC	3.700%	10/15/46	1,000	1,072
Edison International	2.400%	9/15/22	550	544
Edison International	2.950%	3/15/23	750	751
Edison International	5.750%	6/15/27	100	112
El Paso Electric Co.	6.000%	5/15/35	175	219
El Paso Electric Co.	5.000%	12/1/44	250	297
Emera US Finance LP	2.700%	6/15/21	625	628
Emera US Finance LP	3.550%	6/15/26	325	340
Emera US Finance LP	4.750%	6/15/46	1,375	1,584
Enel Americas SA	4.000%	10/25/26	700	733
Enel Chile SA	4.875%	6/12/28	600	669
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,270
Entergy Arkansas Inc.	3.500%	4/1/26	150	159
Entergy Corp.	4.000%	7/15/22	550	573
Entergy Corp.	2.950%	9/1/26	625	634
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	577
Entergy Louisiana LLC	5.400%	11/1/24	175	202
Entergy Louisiana LLC	2.400%	10/1/26	200	199
Entergy Louisiana LLC	3.120%	9/1/27	350	365
Entergy Louisiana LLC	3.250%	4/1/28	300	316
Entergy Louisiana LLC	3.050%	6/1/31	1,025	1,060
Entergy Louisiana LLC	4.000%	3/15/33	625	711
Entergy Louisiana LLC	4.950%	1/15/45	400	444
Entergy Louisiana LLC	4.200%	9/1/48	650	760
Entergy Mississippi Inc.	2.850%	6/1/28	750	768
Entergy Texas Inc.	3.550%	9/30/49	705	733
Evergy Inc.	2.450%	9/15/24	850	849
Evergy Inc.	2.900%	9/15/29	300	298
Eversource Energy	2.750%	3/15/22	350	354
Eversource Energy	3.800%	12/1/23	350	369
Eversource Energy	2.900%	10/1/24	275	282
Eversource Energy	3.150%	1/15/25	1,575	1,627
Eversource Energy	3.300%	1/15/28	200	207
Eversource Energy	4.250%	4/1/29	625	695
Exelon Corp.	5.150%	12/1/20	495	507
Exelon Corp.	2.450%	4/15/21	250	251
Exelon Corp.	3.497%	6/1/22	500	513
Exelon Corp.	3.950%	6/15/25	600	643
Exelon Corp.	3.400%	4/15/26	1,500	1,569
Exelon Corp.	4.950%	6/15/35	800	936
Exelon Corp.	5.625%	6/15/35	415	519
Exelon Corp.	5.100%	6/15/45	100	123

Exelon Corp.	4.450%	4/15/46	500	566
Exelon Generation Co. LLC	4.000%	10/1/20	575	582
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,077
Exelon Generation Co. LLC	4.250%	6/15/22	400	418
Exelon Generation Co. LLC	5.750%	10/1/41	300	357
Exelon Generation Co. LLC	5.600%	6/15/42	1,071	1,267
FirstEnergy Corp.	2.850%	7/15/22	450	456
FirstEnergy Corp.	4.250%	3/15/23	200	211
FirstEnergy Corp.	3.900%	7/15/27	1,150	1,221
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,863
FirstEnergy Corp.	4.850%	7/15/47	2,033	2,414
Florida Power & Light Co.	5.625%	4/1/34	225	298
Florida Power & Light Co.	4.950%	6/1/35	50	62
Florida Power & Light Co.	5.650%	2/1/37	325	434
Florida Power & Light Co.	5.950%	2/1/38	175	244
Florida Power & Light Co.	5.960%	4/1/39	225	318
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,932
Florida Power & Light Co.	4.050%	6/1/42	475	543
Florida Power & Light Co.	3.800%	12/15/42	925	1,027
Florida Power & Light Co.	4.050%	10/1/44	500	577
Florida Power & Light Co.	3.700%	12/1/47	550	609
Florida Power & Light Co.	3.950%	3/1/48	800	922
Florida Power & Light Co.	4.125%	6/1/48	500	587
Florida Power & Light Co.	3.990%	3/1/49	500	584
Florida Power & Light Co.	3.150%	10/1/49	630	634
Fortis Inc.	2.100%	10/4/21	450	449
Fortis Inc.	3.055%	10/4/26	1,254	1,277
Georgia Power Co.	2.400%	4/1/21	1,150	1,153
Georgia Power Co.	2.850%	5/15/22	300	305
Georgia Power Co.	2.200%	9/15/24	395	391
Georgia Power Co.	3.250%	4/1/26	256	266
Georgia Power Co.	3.250%	3/30/27	550	567
Georgia Power Co.	4.750%	9/1/40	625	722
Georgia Power Co.	4.300%	3/15/42	575	630
Georgia Power Co.	4.300%	3/15/43	250	275
Great Plains Energy Inc.	4.850%	6/1/21	295	305
Gulf Power Co.	3.300%	5/30/27	250	265
Iberdrola International BV	6.750%	7/15/36	175	242
Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,100
Indiana Michigan Power Co.	3.750%	7/1/47	550	597
Indiana Michigan Power Co.	4.250%	8/15/48	500	588
Interstate Power & Light Co.	3.250%	12/1/24	400	417
Interstate Power & Light Co.	4.100%	9/26/28	450	494
Interstate Power & Light Co.	3.600%	4/1/29	240	256
Interstate Power & Light Co.	6.250%	7/15/39	250	336
Interstate Power & Light Co.	3.700%	9/15/46	250	262
ITC Holdings Corp.	2.700%	11/15/22	400	404
ITC Holdings Corp.	3.650%	6/15/24	300	315
ITC Holdings Corp.	3.350%	11/15/27	400	420
ITC Holdings Corp.	5.300%	7/1/43	900	1,140
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	156	180
Kansas City Power & Light Co.	3.150%	3/15/23	220	227
Kansas City Power & Light Co.	6.050%	11/15/35	200	264
Kansas City Power & Light Co.	5.300%	10/1/41	480	621
Kansas City Power & Light Co.	4.200%	6/15/47	225	262
Kentucky Utilities Co.	3.250%	11/1/20	200	202

Kentucky Utilities Co.	5.125%	11/1/40	625	803
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,164
Louisville Gas & Electric Co.	3.300%	10/1/25	250	263
Louisville Gas & Electric Co.	4.250%	4/1/49	150	176
MidAmerican Energy Co.	3.100%	5/1/27	450	473
MidAmerican Energy Co.	6.750%	12/30/31	725	1,014
MidAmerican Energy Co.	4.800%	9/15/43	275	345
MidAmerican Energy Co.	3.650%	8/1/48	575	624
MidAmerican Energy Co.	4.250%	7/15/49	500	602
Mississippi Power Co.	4.250%	3/15/42	375	412
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	300	301
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	250	253
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	1,400	1,426
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,600	1,649
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	79
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	250	277
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	1,533	1,689
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,014	1,161
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	101
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	345
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	500	607
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	400	480
Nevada Power Co.	3.700%	5/1/29	500	547
Nevada Power Co.	6.650%	4/1/36	410	576
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	140	144
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	500	503
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	865
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	661
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	516
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	207
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	739
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	370
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	457
4 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	325
Northern States Power Co.	6.250%	6/1/36	325	452
Northern States Power Co.	6.200%	7/1/37	250	351
Northern States Power Co.	5.350%	11/1/39	375	494
Northern States Power Co.	3.400%	8/15/42	410	428
Northern States Power Co.	4.000%	8/15/45	200	227
Northern States Power Co.	2.900%	3/1/50	1,900	1,842
NorthWestern Corp.	4.176%	11/15/44	250	282
NSTAR Electric Co.	2.375%	10/15/22	125	126
NSTAR Electric Co.	3.200%	5/15/27	550	577
NSTAR Electric Co.	3.250%	5/15/29	300	318
NSTAR Electric Co.	5.500%	3/15/40	550	724

NV Energy Inc.	6.250%	11/15/20	225	235
Oglethorpe Power Corp.	5.950%	11/1/39	100	129
Oglethorpe Power Corp.	5.375%	11/1/40	630	779
Ohio Power Co.	5.375%	10/1/21	575	612
Ohio Power Co.	4.000%	6/1/49	500	565
Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	326
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	252
Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	267
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	602
8 Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	408
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	286
8 Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	165
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,474
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	516
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	601
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	527
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	278
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	469
8 Oncor Electric Delivery Co. LLC	3.800%	6/1/49	875	981
8 Oncor Electric Delivery Co. LLC	3.100%	9/15/49	550	548
PacifiCorp	2.950%	2/1/22	1,000	1,019
PacifiCorp	3.600%	4/1/24	500	528
PacifiCorp	3.500%	6/15/29	600	653
PacifiCorp	5.250%	6/15/35	475	591
PacifiCorp	6.100%	8/1/36	500	683
PacifiCorp	5.750%	4/1/37	410	546
PacifiCorp	6.250%	10/15/37	500	702
PacifiCorp	6.350%	7/15/38	250	349
PacifiCorp	4.100%	2/1/42	1,650	1,870
PacifiCorp	4.125%	1/15/49	575	668
PacifiCorp	4.150%	2/15/50	1,000	1,164
PECO Energy Co.	2.375%	9/15/22	225	227
PECO Energy Co.	3.900%	3/1/48	275	309
Pinnacle West Capital Corp.	2.250%	11/30/20	325	325
PNM Resources Inc.	3.250%	3/9/21	250	253
Potomac Electric Power Co.	6.500%	11/15/37	400	577
Potomac Electric Power Co.	4.150%	3/15/43	550	628
PPL Capital Funding Inc.	3.500%	12/1/22	375	387
PPL Capital Funding Inc.	3.400%	6/1/23	25	26
PPL Capital Funding Inc.	3.950%	3/15/24	225	237
PPL Capital Funding Inc.	3.100%	5/15/26	25	25
PPL Capital Funding Inc.	4.700%	6/1/43	465	524
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,685
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,509
PPL Electric Utilities Corp.	6.250%	5/15/39	300	428
PPL Electric Utilities Corp.	4.150%	10/1/45	300	345
PPL Electric Utilities Corp.	3.950%	6/1/47	350	395
PPL Electric Utilities Corp.	4.150%	6/15/48	300	347
Progress Energy Inc.	3.150%	4/1/22	1,500	1,529
Progress Energy Inc.	7.750%	3/1/31	625	887
Progress Energy Inc.	7.000%	10/30/31	200	273
Progress Energy Inc.	6.000%	12/1/39	480	632
PSEG Power LLC	3.000%	6/15/21	325	328
PSEG Power LLC	3.850%	6/1/23	575	608
Public Service Co. of Colorado	3.200%	11/15/20	700	704
Public Service Co. of Colorado	3.700%	6/15/28	300	329
Public Service Co. of Colorado	3.600%	9/15/42	225	239

Public Service Co. of Colorado	4.300%	3/15/44	200	235
Public Service Co. of Colorado	4.100%	6/15/48	300	349
Public Service Co. of New Hampshire	3.500%	11/1/23	150	158
Public Service Co. of New Hampshire	3.600%	7/1/49	250	269
Public Service Electric & Gas Co.	1.900%	3/15/21	200	200
Public Service Electric & Gas Co.	2.375%	5/15/23	225	227
Public Service Electric & Gas Co.	3.000%	5/15/25	500	522
Public Service Electric & Gas Co.	3.000%	5/15/27	250	260
Public Service Electric & Gas Co.	3.200%	5/15/29	300	319
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,704
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,113
Public Service Electric & Gas Co.	3.600%	12/1/47	275	300
Public Service Electric & Gas Co.	3.850%	5/1/49	350	396
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	481
Puget Energy Inc.	6.500%	12/15/20	375	392
Puget Energy Inc.	6.000%	9/1/21	400	425
Puget Energy Inc.	5.625%	7/15/22	400	428
Puget Energy Inc.	3.650%	5/15/25	1,500	1,532
Puget Sound Energy Inc.	6.274%	3/15/37	450	614
Puget Sound Energy Inc.	5.757%	10/1/39	495	664
Puget Sound Energy Inc.	5.638%	4/15/41	390	512
Puget Sound Energy Inc.	4.300%	5/20/45	350	409
Puget Sound Energy Inc.	4.223%	6/15/48	500	580
Puget Sound Energy Inc.	3.250%	9/15/49	350	349
San Diego Gas & Electric Co.	3.000%	8/15/21	150	152
San Diego Gas & Electric Co.	3.600%	9/1/23	75	79
San Diego Gas & Electric Co.	2.500%	5/15/26	350	350
San Diego Gas & Electric Co.	6.000%	6/1/39	250	335
San Diego Gas & Electric Co.	4.500%	8/15/40	505	585
San Diego Gas & Electric Co.	3.750%	6/1/47	325	347
San Diego Gas & Electric Co.	4.150%	5/15/48	325	368
Sierra Pacific Power Co.	2.600%	5/1/26	300	304
Southern California Edison Co.	2.900%	3/1/21	340	344
Southern California Edison Co.	3.875%	6/1/21	350	358
4 Southern California Edison Co.	1.845%	2/1/22	125	123
Southern California Edison Co.	2.400%	2/1/22	225	226
Southern California Edison Co.	3.400%	6/1/23	475	492
Southern California Edison Co.	3.500%	10/1/23	300	313
Southern California Edison Co.	3.700%	8/1/25	200	211
Southern California Edison Co.	3.650%	3/1/28	1,000	1,068
Southern California Edison Co.	4.200%	3/1/29	200	222
Southern California Edison Co.	6.650%	4/1/29	225	276
Southern California Edison Co.	2.850%	8/1/29	325	328
Southern California Edison Co.	5.750%	4/1/35	508	626
Southern California Edison Co.	5.350%	7/15/35	1,135	1,349
Southern California Edison Co.	5.625%	2/1/36	500	611
Southern California Edison Co.	5.500%	3/15/40	400	496
Southern California Edison Co.	4.500%	9/1/40	205	227
Southern California Edison Co.	4.050%	3/15/42	1,870	1,975
Southern California Edison Co.	3.900%	3/15/43	475	495
Southern California Edison Co.	3.600%	2/1/45	150	150
Southern California Edison Co.	4.000%	4/1/47	1,420	1,523
Southern California Edison Co.	4.125%	3/1/48	1,020	1,110
Southern California Edison Co.	4.875%	3/1/49	400	478
Southern Co.	2.950%	7/1/23	525	535
Southern Co.	3.250%	7/1/26	1,500	1,545
Southern Co.	4.250%	7/1/36	575	624

Southern Co.	4.400%	7/1/46	1,135	1,267
Southern Power Co.	2.500%	12/15/21	300	300
Southern Power Co.	4.150%	12/1/25	375	408
Southern Power Co.	5.150%	9/15/41	685	779
Southern Power Co.	5.250%	7/15/43	500	573
Southern Power Co.	4.950%	12/15/46	300	332
Southwestern Electric Power Co.	2.750%	10/1/26	300	301
Southwestern Electric Power Co.	4.100%	9/15/28	550	608
Southwestern Electric Power Co.	3.900%	4/1/45	1,250	1,311
Southwestern Electric Power Co.	3.850%	2/1/48	375	397
Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,145
Southwestern Public Service Co.	4.500%	8/15/41	350	410
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,492
Southwestern Public Service Co.	3.700%	8/15/47	550	595
Southwestern Public Service Co.	3.750%	6/15/49	250	277
Tampa Electric Co.	4.350%	5/15/44	250	288
Tampa Electric Co.	4.300%	6/15/48	300	348
Tampa Electric Co.	4.450%	6/15/49	700	840
Tampa Electric Co.	3.625%	6/15/50	250	266
Toledo Edison Co.	6.150%	5/15/37	250	341
Tucson Electric Power Co.	3.050%	3/15/25	200	204
Tucson Electric Power Co.	4.850%	12/1/48	500	637
UIL Holdings Corp.	4.625%	10/1/20	300	306
Union Electric Co.	3.500%	4/15/24	990	1,045
Union Electric Co.	2.950%	6/15/27	300	308
Union Electric Co.	3.500%	3/15/29	350	379
Union Electric Co.	3.900%	9/15/42	425	468
Union Electric Co.	3.650%	4/15/45	575	611
Union Electric Co.	4.000%	4/1/48	350	396
Union Electric Co.	3.250%	10/1/49	100	100
Virginia Electric & Power Co.	2.950%	1/15/22	750	761
Virginia Electric & Power Co.	3.450%	2/15/24	500	521
Virginia Electric & Power Co.	3.100%	5/15/25	500	520
Virginia Electric & Power Co.	2.950%	11/15/26	300	310
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,337
Virginia Electric & Power Co.	3.800%	4/1/28	800	877
Virginia Electric & Power Co.	2.875%	7/15/29	800	821
Virginia Electric & Power Co.	6.000%	1/15/36	450	594
Virginia Electric & Power Co.	6.000%	5/15/37	500	670
Virginia Electric & Power Co.	6.350%	11/30/37	375	523
Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,007
Virginia Electric & Power Co.	4.000%	1/15/43	400	443
Virginia Electric & Power Co.	4.450%	2/15/44	700	826
Virginia Electric & Power Co.	4.200%	5/15/45	255	290
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	1,114
Virginia Electric & Power Co.	3.800%	9/15/47	425	461
Virginia Electric & Power Co.	4.600%	12/1/48	650	797
WEC Energy Group Inc.	3.550%	6/15/25	750	798
Westar Energy Inc.	2.550%	7/1/26	575	576
Westar Energy Inc.	3.100%	4/1/27	425	441
Westar Energy Inc.	4.125%	3/1/42	425	479
Westar Energy Inc.	4.100%	4/1/43	325	367
Westar Energy Inc.	4.250%	12/1/45	100	116
Wisconsin Electric Power Co.	2.950%	9/15/21	635	645
Wisconsin Electric Power Co.	5.625%	5/15/33	200	258
Wisconsin Electric Power Co.	4.300%	10/15/48	250	295
Wisconsin Power & Light Co.	6.375%	8/15/37	300	424

Wisconsin Public Service Corp.	3.350%	11/21/21	850	874
Wisconsin Public Service Corp.	3.671%	12/1/42	75	80
Xcel Energy Inc.	2.600%	3/15/22	275	277
Xcel Energy Inc.	3.300%	6/1/25	100	104
Xcel Energy Inc.	3.350%	12/1/26	275	289
Xcel Energy Inc.	4.000%	6/15/28	650	714
Xcel Energy Inc.	6.500%	7/1/36	610	832

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	388
Atmos Energy Corp.	2.625%	9/15/29	150	152
Atmos Energy Corp.	5.500%	6/15/41	800	1,045
Atmos Energy Corp.	4.125%	10/15/44	500	568
Atmos Energy Corp.	4.125%	3/15/49	400	462
Atmos Energy Corp.	3.375%	9/15/49	320	327
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	271
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	259
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	488
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	881
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	272
KeySpan Corp.	5.803%	4/1/35	250	307
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,152
NiSource Finance Corp.	5.950%	6/15/41	500	645
NiSource Finance Corp.	4.800%	2/15/44	200	233
NiSource Finance Corp.	5.650%	2/1/45	500	637
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,312
NiSource Inc.	2.650%	11/17/22	300	303
NiSource Inc.	3.650%	6/15/23	300	313
NiSource Inc.	2.950%	9/1/29	500	504
ONE Gas Inc.	4.658%	2/1/44	507	618
ONE Gas Inc.	4.500%	11/1/48	400	490
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	480	513
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	176
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	361
Sempra Energy	2.850%	11/15/20	1,225	1,233
Sempra Energy	2.900%	2/1/23	425	432
Sempra Energy	4.050%	12/1/23	775	822
Sempra Energy	3.750%	11/15/25	1,330	1,408
Sempra Energy	3.250%	6/15/27	575	589
Sempra Energy	3.400%	2/1/28	650	669
Sempra Energy	3.800%	2/1/38	850	870
Sempra Energy	6.000%	10/15/39	705	907
Sempra Energy	4.000%	2/1/48	675	713
Southern California Gas Co.	3.150%	9/15/24	425	445
Southern California Gas Co.	2.600%	6/15/26	725	734
Southern California Gas Co.	3.750%	9/15/42	300	322
Southern California Gas Co.	4.125%	6/1/48	325	374
Southern California Gas Co.	4.300%	1/15/49	500	591
Southern California Gas Co.	3.950%	2/15/50	300	340
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	1,021
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	75
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	385
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	162
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	140
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	468
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	559
Southwest Gas Corp.	3.700%	4/1/28	250	268

Southwest Gas Corp.	3.800%	9/29/46	250	261
Southwest Gas Corp.	4.150%	6/1/49	200	222
Washington Gas Light Co.	3.796%	9/15/46	350	363
Washington Gas Light Co.	3.650%	9/15/49	100	102

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,545	1,640
American Water Capital Corp.	3.400%	3/1/25	450	469
American Water Capital Corp.	2.950%	9/1/27	1,025	1,049
American Water Capital Corp.	6.593%	10/15/37	700	999
American Water Capital Corp.	4.300%	12/1/42	125	143
American Water Capital Corp.	4.000%	12/1/46	500	546
American Water Capital Corp.	3.750%	9/1/47	475	510
American Water Capital Corp.	4.200%	9/1/48	450	516
American Water Capital Corp.	4.150%	6/1/49	400	457
Aqua America Inc.	3.566%	5/1/29	275	293
Aqua America Inc.	4.276%	5/1/49	375	425
Veolia Environnement SA	6.750%	6/1/38	325	453
				339,889
Total Corporate Bonds (Cost $4,276,428)				4,583,031
Sovereign Bonds (1.6%)
African Development Bank	2.625%	3/22/21	1,000	1,012
African Development Bank	1.250%	7/26/21	1,080	1,071
African Development Bank	2.375%	9/23/21	1,850	1,873
African Development Bank	1.625%	9/16/22	1,300	1,302
African Development Bank	2.125%	11/16/22	2,000	2,029
African Development Bank	3.000%	9/20/23	1,600	1,683
Asian Development Bank	2.250%	1/20/21	2,220	2,232
Asian Development Bank	1.625%	3/16/21	2,950	2,943
Asian Development Bank	1.750%	6/8/21	2,700	2,701
Asian Development Bank	2.000%	2/16/22	3,500	3,528
Asian Development Bank	1.875%	2/18/22	2,850	2,864
Asian Development Bank	1.875%	7/19/22	1,800	1,812
Asian Development Bank	1.875%	8/10/22	2,200	2,215
Asian Development Bank	1.750%	9/13/22	2,000	2,007
Asian Development Bank	2.750%	3/17/23	3,000	3,113
Asian Development Bank	2.625%	1/30/24	3,000	3,126
Asian Development Bank	2.000%	1/22/25	1,000	1,018
Asian Development Bank	2.000%	4/24/26	400	408
Asian Development Bank	2.625%	1/12/27	800	850
Asian Development Bank	2.500%	11/2/27	2,985	3,159
Asian Development Bank	2.750%	1/19/28	1,000	1,080
Asian Development Bank	3.125%	9/26/28	1,600	1,785
Asian Development Bank	1.750%	9/19/29	200	200
Asian Infrastructure Investment Bank	2.250%	5/16/24	800	821
Canada	2.625%	1/25/22	2,500	2,559
Canada	2.000%	11/15/22	860	871
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,148
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	800	797
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	580
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	650	657
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,879
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,000	2,227
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,072
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	506
Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,304

Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,197
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,479
Council Of Europe Development Bank	1.625%	3/16/21	600	599
Council Of Europe Development Bank	1.750%	9/26/22	600	602
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,960
Council Of Europe Development Bank	2.500%	2/27/24	50	52
Ecopetrol SA	5.875%	9/18/23	1,425	1,585
Ecopetrol SA	4.125%	1/16/25	1,475	1,552
Ecopetrol SA	5.375%	6/26/26	1,575	1,768
Ecopetrol SA	7.375%	9/18/43	700	935
Ecopetrol SA	5.875%	5/28/45	1,275	1,487
Equinor ASA	2.900%	11/8/20	150	151
Equinor ASA	2.750%	11/10/21	900	913
Equinor ASA	3.150%	1/23/22	125	128
Equinor ASA	2.450%	1/17/23	2,960	3,006
Equinor ASA	2.650%	1/15/24	3,240	3,324
Equinor ASA	3.250%	11/10/24	550	580
Equinor ASA	3.625%	9/10/28	1,200	1,324
Equinor ASA	5.100%	8/17/40	300	387
Equinor ASA	4.250%	11/23/41	325	381
Equinor ASA	3.950%	5/15/43	175	197
Equinor ASA	4.800%	11/8/43	1,015	1,289
European Bank for Reconstruction &
Development	2.000%	2/1/21	1,200	1,203
European Bank for Reconstruction &
Development	1.875%	7/15/21	2,200	2,206
European Bank for Reconstruction &
Development	1.500%	11/2/21	800	797
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,307
European Bank for Reconstruction &
Development	2.750%	3/7/23	2,400	2,489
European Bank for Reconstruction &
Development	1.625%	9/27/24	500	500
European Investment Bank	1.625%	12/15/20	2,500	2,493
European Investment Bank	4.000%	2/16/21	4,650	4,790
European Investment Bank	2.000%	3/15/21	6,100	6,121
European Investment Bank	2.500%	4/15/21	3,650	3,692
European Investment Bank	2.375%	5/13/21	500	505
European Investment Bank	1.375%	9/15/21	300	298
European Investment Bank	2.125%	10/15/21	850	858
European Investment Bank	2.875%	12/15/21	4,800	4,927
European Investment Bank	2.250%	3/15/22	2,800	2,842
European Investment Bank	2.625%	5/20/22	2,500	2,565
European Investment Bank	2.375%	6/15/22	4,130	4,213
European Investment Bank	2.250%	8/15/22	685	697
European Investment Bank	1.375%	9/6/22	2,500	2,484
European Investment Bank	2.000%	12/15/22	7,525	7,619
European Investment Bank	2.500%	3/15/23	625	644
European Investment Bank	2.875%	8/15/23	3,300	3,457
European Investment Bank	3.125%	12/14/23	700	743
European Investment Bank	3.250%	1/29/24	3,210	3,430
European Investment Bank	2.625%	3/15/24	3,660	3,820
European Investment Bank	2.250%	6/24/24	1,500	1,543
European Investment Bank	1.875%	2/10/25	2,600	2,634
European Investment Bank	2.125%	4/13/26	1,000	1,029
European Investment Bank	2.375%	5/24/27	800	840

European Investment Bank	4.875%	2/15/36	1,300	1,801
Export Development Canada	2.000%	11/30/20	2,240	2,243
Export Development Canada	1.500%	5/26/21	1,625	1,620
Export Development Canada	1.375%	10/21/21	1,900	1,887
Export Development Canada	1.750%	7/18/22	800	802
Export Development Canada	2.500%	1/24/23	60	62
Export Development Canada	2.750%	3/15/23	1,200	1,245
Export Development Canada	2.625%	2/21/24	800	834
Export-Import Bank of Korea	2.500%	11/1/20	700	702
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,024
Export-Import Bank of Korea	2.500%	5/10/21	1,000	1,005
Export-Import Bank of Korea	1.875%	10/21/21	1,000	994
Export-Import Bank of Korea	3.500%	11/27/21	300	308
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,520
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,577
Export-Import Bank of Korea	3.000%	11/1/22	1,000	1,025
Export-Import Bank of Korea	3.625%	11/27/23	600	636
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,263
Export-Import Bank of Korea	3.250%	11/10/25	300	318
Export-Import Bank of Korea	2.625%	5/26/26	600	610
FMS Wertmanagement AoeR	2.000%	8/1/22	4,040	4,077
Hydro-Quebec	8.400%	1/15/22	1,235	1,412
Hydro-Quebec	8.050%	7/7/24	2,665	3,381
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	601
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	349
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	783
Inter-American Development Bank	2.125%	11/9/20	1,515	1,520
Inter-American Development Bank	1.875%	3/15/21	500	501
Inter-American Development Bank	2.625%	4/19/21	3,000	3,040
Inter-American Development Bank	1.875%	7/23/21	800	803
Inter-American Development Bank	2.125%	1/18/22	3,000	3,031
Inter-American Development Bank	1.750%	4/14/22	3,500	3,510
Inter-American Development Bank	1.750%	9/14/22	3,300	3,312
Inter-American Development Bank	3.000%	9/26/22	3,300	3,432
Inter-American Development Bank	2.500%	1/18/23	5,025	5,166
Inter-American Development Bank	3.000%	2/21/24	3,700	3,918
Inter-American Development Bank	7.000%	6/15/25	250	317
Inter-American Development Bank	2.000%	6/2/26	1,915	1,953
Inter-American Development Bank	2.000%	7/23/26	1,200	1,224
Inter-American Development Bank	2.375%	7/7/27	800	838
Inter-American Development Bank	3.125%	9/18/28	2,200	2,455
Inter-American Development Bank	3.875%	10/28/41	1,600	2,045
Inter-American Development Bank	3.200%	8/7/42	50	58
Inter-American Development Bank	4.375%	1/24/44	450	618
International Bank for Reconstruction &
Development	1.625%	3/9/21	600	599
International Bank for Reconstruction &
Development	1.375%	5/24/21	4,500	4,475
International Bank for Reconstruction &
Development	2.250%	6/24/21	1,700	1,716
International Bank for Reconstruction &
Development	2.750%	7/23/21	3,600	3,668
International Bank for Reconstruction &
Development	1.375%	9/20/21	4,500	4,474
International Bank for Reconstruction &
Development	2.125%	12/13/21	1,130	1,141

	International Bank for Reconstruction &
	Development	2.000%	1/26/22	7,200	7,259
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	2,024
	International Bank for Reconstruction &
	Development	2.125%	7/1/22	1,600	1,623
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	30
	International Bank for Reconstruction &
	Development	1.875%	6/19/23	6,000	6,061
	International Bank for Reconstruction &
	Development	3.000%	9/27/23	5,750	6,064
	International Bank for Reconstruction &
	Development	2.500%	3/19/24	3,600	3,740
	International Bank for Reconstruction &
	Development	1.500%	8/28/24	2,770	2,756
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,698
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	4,600	4,815
	International Bank for Reconstruction &
	Development	3.125%	11/20/25	2,000	2,170
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	450	604
	International Finance Corp.	2.250%	1/25/21	2,500	2,514
	International Finance Corp.	2.875%	7/31/23	1,400	1,465
	International Finance Corp.	2.125%	4/7/26	1,505	1,547
9	Japan Bank for International Cooperation	2.125%	11/16/20	3,050	3,054
9	Japan Bank for International Cooperation	3.125%	7/20/21	250	255
9	Japan Bank for International Cooperation	1.500%	7/21/21	2,600	2,582
9	Japan Bank for International Cooperation	2.000%	11/4/21	700	701
9	Japan Bank for International Cooperation	2.500%	6/1/22	700	711
9	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,013
9	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,456
9	Japan Bank for International Cooperation	3.250%	7/20/23	625	655
9	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,690
9	Japan Bank for International Cooperation	2.500%	5/23/24	400	411
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	681
9	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,422
9	Japan Bank for International Cooperation	2.500%	5/28/25	500	515
9	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,589
9	Japan Bank for International Cooperation	2.875%	7/21/27	500	530
9	Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,890
9	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,430
9	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,685
9	Japan International Cooperation Agency	2.750%	4/27/27	700	728
9	Japan International Cooperation Agency	3.375%	6/12/28	550	605
10	KFW	2.750%	10/1/20	3,200	3,228
10	KFW	1.875%	12/15/20	3,045	3,046
10	KFW	1.625%	3/15/21	2,800	2,793
10	KFW	2.375%	3/24/21	5,400	5,449
10	KFW	2.625%	4/12/21	2,600	2,633
10	KFW	1.500%	6/15/21	7,100	7,072
10	KFW	2.375%	8/25/21	2,710	2,743
10	KFW	1.750%	9/15/21	1,220	1,221
10	KFW	2.625%	1/25/22	2,500	2,555
10	KFW	2.125%	3/7/22	7,150	7,236

10	KFW	2.125%	6/15/22	6,400	6,485
10	KFW	1.750%	8/22/22	2,200	2,208
10	KFW	2.000%	10/4/22	2,150	2,174
10	KFW	2.375%	12/29/22	5,100	5,223
10	KFW	2.125%	1/17/23	1,750	1,778
10	KFW	1.375%	8/5/24	500	494
10	KFW	2.500%	11/20/24	5,300	5,527
10	KFW	2.000%	5/2/25	1,250	1,274
10	KFW	2.875%	4/3/28	2,100	2,294
10	KFW	0.000%	4/18/36	600	420
10	KFW	0.000%	6/29/37	1,700	1,163
	Korea Development Bank	4.625%	11/16/21	825	866
	Korea Development Bank	2.625%	2/27/22	1,300	1,316
	Korea Development Bank	3.000%	9/14/22	1,500	1,537
	Korea Development Bank	3.375%	3/12/23	3,200	3,335
	Korea Development Bank	2.750%	3/19/23	600	613
	Korea Development Bank	3.750%	1/22/24	1,500	1,601
	Korea Development Bank	2.125%	10/1/24	400	401
10	Kreditanstalt fuer Wiederaufbau	2.500%	2/15/22	3,800	3,874
10	Kreditanstalt fuer Wiederaufbau	1.750%	9/14/29	400	400
10	Landwirtschaftliche Rentenbank	1.750%	9/24/21	350	350
10	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	985
10	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,183
10	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,376
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,545
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,012
10	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	827
10	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,686
	Nexen Energy ULC	7.875%	3/15/32	250	372
	Nexen Energy ULC	5.875%	3/10/35	410	540
	Nexen Energy ULC	6.400%	5/15/37	800	1,131
	Nexen Energy ULC	7.500%	7/30/39	625	1,003
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,596
	Nordic Investment Bank	2.250%	2/1/21	1,000	1,006
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,516
	Nordic Investment Bank	2.875%	7/19/23	950	992
	Nordic Investment Bank	2.250%	5/21/24	600	616
	North American Development Bank	2.400%	10/26/22	350	352
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	1,885	1,876
11	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	799
11	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	613
11	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,013
11	Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	408
11	Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	500
11	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	634
4	Oriental Republic of Uruguay	8.000%	11/18/22	325	367
4	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,220
4	Oriental Republic of Uruguay	4.375%	10/27/27	1,175	1,290
4	Oriental Republic of Uruguay	4.375%	1/23/31	1,940	2,144
4	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,307
4	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,101
4	Oriental Republic of Uruguay	5.100%	6/18/50	2,615	3,102
4	Oriental Republic of Uruguay	4.975%	4/20/55	900	1,053
	Petroleos Mexicanos	5.500%	1/21/21	1,030	1,065
	Petroleos Mexicanos	6.375%	2/4/21	369	385
	Petroleos Mexicanos	4.875%	1/24/22	3,115	3,238
	Petroleos Mexicanos	5.375%	3/13/22	1,810	1,907

Petroleos Mexicanos	3.500%	1/30/23	1,350	1,347
Petroleos Mexicanos	4.625%	9/21/23	1,121	1,155
Petroleos Mexicanos	4.875%	1/18/24	1,550	1,589
4 Petroleos Mexicanos	2.290%	2/15/24	90	91
Petroleos Mexicanos	4.250%	1/15/25	650	639
Petroleos Mexicanos	2.378%	4/15/25	120	121
Petroleos Mexicanos	4.500%	1/23/26	250	242
Petroleos Mexicanos	6.875%	8/4/26	2,116	2,274
Petroleos Mexicanos	6.500%	3/13/27	4,656	4,833
Petroleos Mexicanos	5.350%	2/12/28	3,017	2,874
Petroleos Mexicanos	6.500%	1/23/29	1,400	1,419
8 Petroleos Mexicanos	6.840%	1/23/30	450	465
Petroleos Mexicanos	6.625%	6/15/35	1,475	1,444
Petroleos Mexicanos	6.625%	6/15/38	965	911
Petroleos Mexicanos	6.500%	6/2/41	1,050	999
Petroleos Mexicanos	5.500%	6/27/44	579	491
Petroleos Mexicanos	6.375%	1/23/45	1,675	1,554
Petroleos Mexicanos	5.625%	1/23/46	1,783	1,518
Petroleos Mexicanos	6.750%	9/21/47	5,680	5,414
Petroleos Mexicanos	6.350%	2/12/48	3,830	3,511
Province of Alberta	2.200%	7/26/22	2,000	2,024
Province of Alberta	3.350%	11/1/23	1,700	1,807
Province of Alberta	2.950%	1/23/24	600	629
Province of Alberta	3.300%	3/15/28	1,100	1,214
Province of British Columbia	2.650%	9/22/21	500	509
Province of British Columbia	2.000%	10/23/22	300	303
Province of British Columbia	2.250%	6/2/26	1,500	1,539
Province of British Columbia	1.750%	9/27/24	600	599
Province of Manitoba	2.100%	9/6/22	300	303
Province of Manitoba	2.600%	4/16/24	1,250	1,296
Province of Manitoba	3.050%	5/14/24	500	528
Province of Manitoba	2.125%	6/22/26	850	860
Province of New Brunswick	2.500%	12/12/22	400	408
Province of New Brunswick	3.625%	2/24/28	500	558
Province of Ontario	2.550%	2/12/21	6,700	6,760
Province of Ontario	2.400%	2/8/22	700	710
Province of Ontario	2.550%	4/25/22	1,000	1,020
Province of Ontario	2.250%	5/18/22	2,900	2,939
Province of Ontario	2.450%	6/29/22	100	102
Province of Ontario	2.200%	10/3/22	500	506
Province of Ontario	3.400%	10/17/23	3,130	3,330
Province of Ontario	3.050%	1/29/24	2,000	2,108
Province of Ontario	3.200%	5/16/24	1,000	1,063
Province of Ontario	2.500%	4/27/26	1,000	1,040
Province of Ontario	2.300%	6/15/26	2,000	2,049
Province of Ontario	2.000%	10/2/29	1,700	1,707
Province of Quebec	2.750%	8/25/21	1,375	1,400
Province of Quebec	2.375%	1/31/22	500	507
Province of Quebec	2.625%	2/13/23	2,050	2,109
Province of Quebec	7.125%	2/9/24	3,050	3,702
Province of Quebec	2.875%	10/16/24	700	737
Province of Quebec	2.500%	4/20/26	700	729
Province of Quebec	2.750%	4/12/27	3,250	3,440
Province of Quebec	7.500%	9/15/29	1,075	1,587
Province of Saskatchewan	8.500%	7/15/22	244	286
Republic of Chile	3.250%	9/14/21	285	291
Republic of Chile	2.250%	10/30/22	225	226

Republic of Chile	3.125%	3/27/25	200	209
Republic of Chile	3.125%	1/21/26	710	746
4 Republic of Chile	3.240%	2/6/28	3,110	3,306
Republic of Chile	3.860%	6/21/47	875	1,009
4 Republic of Chile	3.500%	1/25/50	400	433
Republic of Colombia	4.375%	7/12/21	1,330	1,377
4 Republic of Colombia	2.625%	3/15/23	2,250	2,259
Republic of Colombia	4.000%	2/26/24	1,690	1,781
Republic of Colombia	8.125%	5/21/24	400	495
4 Republic of Colombia	4.500%	1/28/26	919	1,003
4 Republic of Colombia	3.875%	4/25/27	2,800	2,969
4 Republic of Colombia	4.500%	3/15/29	3,100	3,441
Republic of Colombia	10.375%	1/28/33	500	799
Republic of Colombia	7.375%	9/18/37	1,000	1,423
Republic of Colombia	6.125%	1/18/41	600	783
4 Republic of Colombia	5.625%	2/26/44	2,033	2,541
4 Republic of Colombia	5.000%	6/15/45	4,244	4,955
Republic of Colombia	5.200%	5/15/49	1,600	1,930
Republic of Hungary	6.375%	3/29/21	3,030	3,215
Republic of Hungary	5.375%	2/21/23	2,000	2,198
Republic of Hungary	5.750%	11/22/23	1,000	1,134
Republic of Hungary	5.375%	3/25/24	1,600	1,806
Republic of Hungary	7.625%	3/29/41	1,050	1,746
Republic of Indonesia	2.950%	1/11/23	350	354
Republic of Indonesia	4.450%	2/11/24	300	322
Republic of Indonesia	3.850%	7/18/27	200	211
Republic of Indonesia	3.500%	1/11/28	1,300	1,344
Republic of Indonesia	4.100%	4/24/28	800	865
Republic of Indonesia	4.750%	2/11/29	400	456
Republic of Indonesia	3.400%	9/18/29	200	208
8 Republic of Indonesia	4.750%	7/18/47	300	343
Republic of Indonesia	4.350%	1/11/48	1,150	1,265
Republic of Indonesia	5.350%	2/11/49	900	1,150
Republic of Italy	6.875%	9/27/23	2,300	2,657
Republic of Italy	5.375%	6/15/33	1,625	1,909
Republic of Korea	2.750%	1/19/27	3,800	3,938
Republic of Korea	4.125%	6/10/44	305	381
Republic of Korea	3.875%	9/20/48	390	479
4 Republic of Panama	4.000%	9/22/24	600	641
4 Republic of Panama	3.750%	3/16/25	1,450	1,535
Republic of Panama	8.875%	9/30/27	368	527
4 Republic of Panama	3.875%	3/17/28	2,480	2,697
Republic of Panama	9.375%	4/1/29	870	1,330
4 Republic of Panama	3.160%	1/23/30	200	207
4 Republic of Panama	6.700%	1/26/36	2,044	2,903
4 Republic of Panama	4.500%	4/16/50	2,110	2,495
4 Republic of Panama	4.300%	4/29/53	450	527
4 Republic of Panama	3.870%	7/23/60	200	217
Republic of Peru	2.844%	6/20/30	700	724
Republic of Peru	8.750%	11/21/33	2,235	3,696
4 Republic of Peru	6.550%	3/14/37	600	879
Republic of Peru	5.625%	11/18/50	2,450	3,605
Republic of Poland	5.125%	4/21/21	1,475	1,547
Republic of Poland	5.000%	3/23/22	1,415	1,518
Republic of Poland	3.000%	3/17/23	3,100	3,201
Republic of Poland	4.000%	1/22/24	625	677
Republic of Poland	3.250%	4/6/26	1,150	1,222

	Republic of the Philippines	4.000%	1/15/21	2,225	2,275
	Republic of the Philippines	4.200%	1/21/24	1,400	1,517
	Republic of the Philippines	9.500%	10/21/24	550	741
	Republic of the Philippines	10.625%	3/16/25	425	606
	Republic of the Philippines	5.500%	3/30/26	1,500	1,794
	Republic of the Philippines	3.000%	2/1/28	1,800	1,888
	Republic of the Philippines	3.750%	1/14/29	1,000	1,118
	Republic of the Philippines	9.500%	2/2/30	1,525	2,488
	Republic of the Philippines	7.750%	1/14/31	775	1,163
	Republic of the Philippines	6.375%	1/15/32	600	830
	Republic of the Philippines	6.375%	10/23/34	3,175	4,584
	Republic of the Philippines	5.000%	1/13/37	400	521
	Republic of the Philippines	3.950%	1/20/40	1,050	1,240
	Republic of the Philippines	3.700%	3/1/41	2,834	3,266
	Republic of the Philippines	3.700%	2/2/42	1,085	1,256
	State of Israel	4.000%	6/30/22	900	948
	State of Israel	3.150%	6/30/23	1,100	1,146
	State of Israel	2.875%	3/16/26	1,100	1,156
	State of Israel	3.250%	1/17/28	1,000	1,084
	State of Israel	4.500%	1/30/43	900	1,097
	State of Israel	4.125%	1/17/48	1,200	1,411
	Svensk Exportkredit AB	2.750%	10/7/20	2,325	2,343
	Svensk Exportkredit AB	1.750%	3/10/21	1,000	999
	Svensk Exportkredit AB	2.375%	4/9/21	400	403
	Svensk Exportkredit AB	2.875%	5/22/21	500	508
	Svensk Exportkredit AB	1.625%	9/12/21	200	199
	Svensk Exportkredit AB	3.125%	11/8/21	500	514
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,789
	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,455
	Syngenta Finance NV	3.125%	3/28/22	450	452
	United Mexican States	3.625%	3/15/22	1,845	1,903
	United Mexican States	4.000%	10/2/23	269	283
	United Mexican States	3.600%	1/30/25	2,270	2,359
	United Mexican States	4.125%	1/21/26	3,468	3,673
	United Mexican States	4.150%	3/28/27	3,920	4,147
	United Mexican States	3.750%	1/11/28	1,375	1,414
	United Mexican States	4.500%	4/22/29	3,600	3,913
	United Mexican States	8.300%	8/15/31	1,000	1,466
	United Mexican States	6.750%	9/27/34	200	269
	United Mexican States	6.050%	1/11/40	2,321	2,927
	United Mexican States	4.750%	3/8/44	3,822	4,137
	United Mexican States	5.550%	1/21/45	1,000	1,210
	United Mexican States	4.600%	1/23/46	2,330	2,481
	United Mexican States	4.350%	1/15/47	1,980	2,037
	United Mexican States	4.600%	2/10/48	2,110	2,258
4	United Mexican States	4.500%	1/31/50	800	844
	United Mexican States	5.750%	10/12/10	2,914	3,357
Total Sovereign Bonds (Cost $660,129)					692,882
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority
	BP Settlement Revenue	3.163%	9/15/25	235	241
	Alameda County CA Joint Powers Authority
	Lease Revenue	7.046%	12/1/44	100	163
	American Municipal Power Ohio Inc.
	Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	327

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	100	163
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	50	73
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	925	1,336
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	160	220
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	175	313
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	175	265
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	985	1,539
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	7.043%	4/1/50	125	210
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	1,210	2,043
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	1,000	1,006
California GO	2.800%	4/1/21	425	431
California GO	5.700%	11/1/21	1,000	1,078
California GO	2.367%	4/1/22	600	608
California GO	3.375%	4/1/25	400	425
California GO	2.650%	4/1/26	250	257
California GO	3.500%	4/1/28	400	436
California GO	4.500%	4/1/33	850	967
California GO	7.500%	4/1/34	2,270	3,498
California GO	4.600%	4/1/38	1,350	1,504
California GO	7.550%	4/1/39	2,005	3,317
California GO	7.300%	10/1/39	850	1,330
California GO	7.350%	11/1/39	1,725	2,710
California GO	7.625%	3/1/40	1,100	1,805
California GO	7.600%	11/1/40	350	592
California State University Systemwide
Revenue	3.899%	11/1/47	250	285
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	137
Chicago IL GO	7.045%	1/1/29	200	223
Chicago IL GO	7.375%	1/1/33	550	656
Chicago IL GO	6.314%	1/1/44	350	385
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	500	676
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	405	600
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	325	411

Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	269
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	765	1,071
Clark County NV Airport System Revenue	6.820%	7/1/45	325	533
Commonwealth Financing Authority
Pennslyvania Revenue	3.807%	6/1/41	225	249
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	500	556
Connecticut GO	5.090%	10/1/30	575	679
Connecticut GO	5.850%	3/15/32	610	802
Cook County IL GO	6.229%	11/15/34	400	537
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	137
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	293
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	101
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,220	1,747
Dallas TX Independent School District GO	6.450%	2/15/35	150	159
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	250	251
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	325	329
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	64
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	1,025	1,446
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	250	353
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	500	506
George Washington University District of
Columbia	4.300%	9/15/44	400	479
George Washington University District of
Columbia	4.126%	9/15/48	675	795
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	607	838
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,141	1,627
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	149	210
Houston TX GO	6.290%	3/1/32	835	1,040
Illinois GO	4.950%	6/1/23	1,265	1,325
Illinois GO	5.100%	6/1/33	4,520	4,896
Illinois GO	6.630%	2/1/35	480	566
Illinois GO	6.725%	4/1/35	475	557
Illinois GO	7.350%	7/1/35	1,100	1,341
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	480
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	375	414
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	225	271
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	150	183
Los Angeles CA Community College
District GO	6.750%	8/1/49	235	393
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	140

	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	100	103
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	410	654
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	500	830
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	2,033
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	141
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	400	550
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	81
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	100	138
	Massachusetts GO	4.200%	12/1/21	1,375	1,422
	Massachusetts GO	5.456%	12/1/39	845	1,127
	Massachusetts GO	2.813%	9/1/43	300	292
	Massachusetts GO	2.900%	9/1/49	300	292
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	500	682
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	50	69
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	149
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	965
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	575	630
	Michigan State University Revenue	4.496%	8/15/48	200	226
	Mississippi GO	5.245%	11/1/34	250	319
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	350	389
12	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	1,435	1,833
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	460	537
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	1,150	1,201
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	450	632
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	604
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,988
	New York City NY GO	6.246%	6/1/35	100	103
	New York City NY GO	5.517%	10/1/37	400	529
	New York City NY GO	6.271%	12/1/37	700	1,003
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	100	143

	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	150	154
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	100	147
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	75	113
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	530	738
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	1,210	1,785
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	382
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	198
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	822
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,451
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	132
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	95	120
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	300	332
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	450	558
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	1,146
	NYU Langone Hospitals	5.750%	7/1/43	375	533
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	227
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	114
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	615	818
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	119
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	311
	Oregon GO	5.762%	6/1/23	338	368
	Oregon GO	5.892%	6/1/27	375	456
13	Oregon School Boards Association GO	5.528%	6/30/28	125	149
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	250	294
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	375	516
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	165
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	1,101

Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	975	1,294
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	375	420
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	175	206
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	723
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,780	2,263
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	550	727
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	400	396
President & Fellows of Harvard College	3.619%	10/1/37	500	561
President & Fellows of Harvard College	4.875%	10/15/40	275	368
President & Fellows of Harvard College	3.150%	7/15/46	400	428
Princeton University New Jersey	5.700%	3/1/39	800	1,143
Regents of the University of California
Revenue	3.063%	7/1/25	400	420
Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	150	229
Rutgers State University New Jersey
Revenue	3.915%	5/1/19	150	150
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	325	444
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	350	367
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	250	271
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	400	499
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	370	478
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	319
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	500	714
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	540
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,000	1,474
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	815
San Jose CA Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	375	395
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	809
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	250	251
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	475	737
Texas GO	5.517%	4/1/39	660	912
Texas Transportation Commission
Revenue	5.178%	4/1/30	275	338
Texas Transportation Commission
Revenue	4.681%	4/1/40	100	127

	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	1,550	2,342
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	125	188
	University of California Revenue	4.601%	5/15/31	500	588
	University of California Revenue	5.770%	5/15/43	410	558
	University of California Revenue	5.946%	5/15/45	275	382
	University of California Revenue	4.858%	5/15/12	330	433
	University of California Revenue	4.767%	5/15/15	50	64
	University of Southern California	5.250%	10/1/11	275	403
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	400	430
	University of Texas Revenue	3.354%	8/15/47	200	217
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	100	128
	University of Virginia Revenue	4.179%	9/1/17	250	313
	Utah GO	4.554%	7/1/24	125	133
	Utah GO	3.539%	7/1/25	340	359
	Washington GO	5.140%	8/1/40	480	634
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,090
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	300	319
13	Wisconsin GO	5.700%	5/1/26	300	341
Total Taxable Municipal Bonds (Cost $99,723)					118,521
				Shares
Preferred Stocks (0.0%)
	Air T Funding Pfd. (Cost $1)			281	1
Temporary Cash Investments (1.6%)1
Money Market Fund (1.6%)
14,15 Vanguard Market Liquidity Fund		2.098%		6,681,935	668,260

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
16	United States Treasury Bill	1.946%	11/29/19	5,675	5,658
16	United States Treasury Bill	1.872%	2/20/20	4,700	4,667
					10,325
Total Temporary Cash Investments (Cost $678,561)					678,585
Total Investments (101.0%) (Cost $28,019,569)					42,954,227
Other Assets and Liabilities-Net (-1.0%)					(443,206)
Net Assets (100%)					42,511,021

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,510,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.0% and 1.2%, respectively, of net assets.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2019.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2019.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $93,419,000, representing 0.2% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15 Collateral of $77,769,000 was received for securities on loan.
16 Securities with a value of $5,415,000 have been segregated as initial margin for open futures contracts.
CMT—Constant Maturing Treasury Rate.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	635	94,567	(905)
E-mini Russell 2000 Index	December 2019	271	20,664	(791)
E-mini S&P Mid-Cap 400 Index	December 2019	50	9,690	(139)
				(1,835)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by

Balanced Index Fund

independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for

Balanced Index Fund

their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,367,432	—	92

Balanced Index Fund

Preferred Stocks	1	—	—
U.S. Government and Agency Obligations	—	11,060,744	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	451,755	1,184
Corporate Bonds	—	4,583,031	—
Sovereign Bonds	—	692,882	—
Taxable Municipal Bonds	—	118,521	—
Temporary Cash Investments	668,260	10,325	—
Futures Contracts—Assets[1]	545	—	—
Total	26,036,238	16,917,258	1,276
1 Represents variation margin on the last day of the reporting period.